Schedule of Investments
Blue Chip Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .51 % Shares Held Value (000's)
Money Market Funds - 0 .51%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
105,123 $ 105
TOTAL INVESTMENT COMPANIES $ 105
COMMON STOCKS - 99 .67 % Shares Held Value (000's)
Aerospace & Defense - 6 .76%
General Electric Co 735 $ 208
HEICO Corp - Class A 941 199
TransDigm Group Inc 849 984
$ 1,391
Building Materials - 0 .41%
Vulcan Materials Co 311 85
Chemicals - 0 .61%
Linde PLC 252 125
Commercial Services - 1 .65%
Moody's Corp 515 224
S&P Global Inc 270 115
$ 339
Diversified Financial Services - 10 .63%
Brookfield Asset Management Ltd 1,415 63
Charles Schwab Corp/The 1,634 154
Mastercard Inc 2,012 1,005
Visa Inc 3,196 966
$ 2,188
Electronics - 1 .23%
Amphenol Corp 2,003 253
Healthcare - Products - 4 .53%
Danaher Corp 3,815 723
IDEXX Laboratories Inc
(c)
153 86
Intuitive Surgical Inc
(c)
268 124
$ 933
Insurance - 0 .74%
Arthur J Gallagher & Co 706 153
Internet - 27 .19%
Airbnb Inc
(c)
1,047 132
Alphabet Inc - A Shares 1,782 512
Alphabet Inc - C Shares 2,801 804
Amazon.com Inc
(c)
11,807 2,459
Meta Platforms Inc 1,552 888
Netflix Inc
(c)
7,603 731
Uber Technologies Inc
(c)
1,002 72
$ 5,598
Lodging - 0 .75%
Hilton Worldwide Holdings Inc 510 155
Private Equity - 9 .47%
Brookfield Corp 37,656 1,524
KKR & Co Inc 4,606 426
$ 1,950
Real Estate - 1 .08%
CoStar Group Inc
(c)
5,536 223
Retail - 1 .54%
Costco Wholesale Corp 173 172
O'Reilly Automotive Inc
(c)
1,577 146
$ 318
Semiconductors - 13 .93%
Broadcom Inc 2,986 924
NVIDIA Corp 11,146 1,944
$ 2,868
Software - 19 .15%
Cadence Design Systems Inc
(c)
2,530 703
Constellation Software Inc/Canada 93 164
Microsoft Corp 7,895 2,922
Veeva Systems Inc
(c)
875 154
$ 3,943
TOTAL COMMON STOCKS $ 20,522
Total Investments $ 20,627
Other Assets and Liabilities -  (0.18)% (38)
TOTAL NET ASSETS - 100.00% $ 20,589
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Blue Chip Account
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 98 $ 1,559 $ 1,552 $ 105
$ 98 $ 1,559 $ 1,552 $ 105
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .48 % Shares Held Value (000's)
Money Market Funds - 1 .48%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
1,025,996 $ 1,026
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
24,134,742 24,135
$ 25,161
TOTAL INVESTMENT COMPANIES $ 25,161
BONDS - 27 .92%
Principal
Amount (000's) Value (000's)
Advertising - 0 .02%
Omnicom Group Inc
2.45%, 04/30/2030
(d)
$ 160 $ 147
2.60%, 08/01/2031 295 264
$ 411
Aerospace & Defense - 0 .48%
Boeing Co/The
2.95%, 02/01/2030 170 160
3.25%, 02/01/2028 325 319
3.25%, 02/01/2035 170 146
3.63%, 02/01/2031 175 166
3.75%, 02/01/2050 115 82
3.95%, 08/01/2059 315 217
5.15%, 05/01/2030 310 315
5.71%, 05/01/2040 155 155
5.81%, 05/01/2050 355 343
5.88%, 02/15/2040 154 154
6.30%, 05/01/2029 150 157
6.53%, 05/01/2034 60 65
6.86%, 05/01/2054 230 253
General Dynamics Corp
3.75%, 05/15/2028 150 149
4.25%, 04/01/2040 160 144
4.95%, 08/15/2035 40 40
General Electric Co
4.90%, 01/29/2036 210 210
Honeywell Aerospace Inc
4.00%, 03/16/2029
(e)
185 183
4.30%, 03/16/2031
(e)
185 183
4.95%, 03/16/2036
(e)
155 154
5.62%, 03/16/2046
(e)
80 79
5.73%, 03/16/2056
(e)
145 143
L3Harris Technologies Inc
1.80%, 01/15/2031 90 79
2.90%, 12/15/2029 60 57
5.05%, 06/01/2029 150 153
5.40%, 07/31/2033 150 154
5.50%, 08/15/2054 140 134
5.60%, 07/31/2053 55 53
Lockheed Martin Corp
1.85%, 06/15/2030 55 50
3.80%, 03/01/2045 100 79
3.90%, 06/15/2032 100 97
4.07%, 12/15/2042 47 40
4.09%, 09/15/2052 99 77
4.15%, 08/15/2028 100 100
4.15%, 06/15/2053 100 79
4.50%, 02/15/2029 75 76
4.70%, 12/15/2031 130 132
4.70%, 05/15/2046 25 22
4.75%, 02/15/2034 75 75
5.00%, 08/15/2035 100 101
5.10%, 11/15/2027 75 76
5.20%, 02/15/2055
(d)
130 121
5.20%, 02/15/2064 155 141
5.25%, 01/15/2033 75 78
5.70%, 11/15/2054 75 75
Northrop Grumman Corp
3.85%, 04/15/2045 250 196
4.03%, 10/15/2047 150 118
4.65%, 07/15/2030 105 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp (continued)
4.70%, 03/15/2033 $ 150 $ 150
4.90%, 06/01/2034 80 80
4.95%, 03/15/2053 115 102
RTX Corp
1.90%, 09/01/2031 85 74
2.25%, 07/01/2030 160 146
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 150 119
4.13%, 11/16/2028 220 219
4.15%, 05/15/2045 40 33
4.35%, 04/15/2047 40 33
4.50%, 06/01/2042 190 169
4.63%, 11/16/2048 105 89
5.15%, 02/27/2033 110 112
5.38%, 02/27/2053 85 80
5.75%, 01/15/2029 150 156
6.10%, 03/15/2034 90 97
6.40%, 03/15/2054 185 199
$ 8,167
Agriculture - 0 .33%
Altria Group Inc
3.40%, 05/06/2030 175 167
3.70%, 02/04/2051 190 131
3.88%, 09/16/2046 60 44
4.00%, 02/04/2061
(d)
190 133
4.80%, 02/14/2029 63 63
4.88%, 02/04/2028 125 126
5.25%, 08/06/2035 105 105
5.80%, 02/14/2039 180 181
Archer-Daniels-Midland Co
2.90%, 03/01/2032 195 178
4.50%, 08/15/2033 125 123
BAT Capital Corp
2.26%, 03/25/2028 170 163
2.73%, 03/25/2031 170 155
3.46%, 09/06/2029 120 116
3.56%, 08/15/2027 211 209
3.98%, 09/25/2050 170 123
4.54%, 08/15/2047 150 122
5.63%, 08/15/2035 125 129
5.83%, 02/20/2031 115 120
6.42%, 08/02/2033 155 168
7.08%, 08/02/2043 155 170
7.08%, 08/02/2053 75 83
BAT International Finance PLC
5.93%, 02/02/2029 155 161
Bunge Ltd Finance Corp
2.75%, 05/14/2031 100 91
5.15%, 08/04/2035 100 100
5.15%, 03/19/2036 90 89
Philip Morris International Inc
1.75%, 11/01/2030 175 155
4.13%, 04/28/2028 110 110
4.13%, 03/04/2043 150 124
4.25%, 11/10/2044 30 25
4.38%, 11/15/2041 61 53
4.50%, 03/20/2042 100 87
4.63%, 11/01/2029 135 136
4.88%, 02/15/2028 150 151
4.88%, 02/13/2029 155 157
4.88%, 11/15/2043 35 31
4.90%, 11/01/2034 135 134
5.13%, 11/17/2027 130 132
5.25%, 02/13/2034 155 158
5.38%, 02/15/2033 150 154
5.50%, 09/07/2030 155 161
5.63%, 11/17/2029 130 135

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
5.75%, 11/17/2032 $ 130 $ 137
Reynolds American Inc
5.70%, 08/15/2035 25 26
5.85%, 08/15/2045 265 257
$ 5,573
Airlines - 0 .03%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 115 107
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 215 208
Delta Air Lines Inc
4.95%, 07/10/2028 105 105
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 59 54
$ 474
Apparel - 0 .03%
NIKE Inc
3.25%, 03/27/2040 160 126
3.38%, 11/01/2046 350 251
3.63%, 05/01/2043 200 155
$ 532
Automobile Manufacturers - 0 .61%
American Honda Finance Corp
2.25%, 01/12/2029 100 94
4.50%, 09/04/2030 105 103
4.55%, 03/03/2028 120 120
4.60%, 04/17/2030 150 149
4.70%, 01/12/2028 150 150
4.90%, 01/10/2034 80 78
5.05%, 07/10/2031 145 145
5.15%, 07/09/2032 105 105
5.65%, 11/15/2028 150 154
5.85%, 10/04/2030 115 119
Ford Motor Co
6.10%, 08/19/2032 225 227
Ford Motor Credit Co LLC
5.30%, 09/06/2029 275 274
5.80%, 03/08/2029 300 303
5.88%, 11/07/2029 200 203
5.92%, 03/20/2028 200 203
6.05%, 03/05/2031 305 308
6.05%, 11/05/2031 200 201
6.50%, 02/07/2035 200 202
6.80%, 11/07/2028 300 311
7.12%, 11/07/2033 300 315
7.35%, 11/04/2027 225 232
General Motors Co
5.00%, 10/01/2028 200 202
5.00%, 04/01/2035
(d)
100 96
5.35%, 04/15/2028 105 107
5.40%, 04/01/2048 180 158
6.25%, 04/15/2035 105 109
6.75%, 04/01/2046 25 26
General Motors Financial Co Inc
2.35%, 01/08/2031 190 169
2.40%, 04/10/2028 190 182
2.40%, 10/15/2028 175 166
2.70%, 06/10/2031 190 170
4.90%, 10/06/2029 135 136
5.35%, 07/15/2027 150 151
5.35%, 01/07/2030 130 132
5.40%, 05/08/2027 155 156
5.45%, 07/15/2030
(d)
105 107
5.45%, 09/06/2034 135 134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc (continued)
5.55%, 07/15/2029 $ 150 $ 153
5.60%, 06/18/2031 150 154
5.80%, 01/07/2029 150 154
5.90%, 01/07/2035 130 132
6.00%, 01/09/2028 150 153
6.15%, 07/15/2035 105 109
6.40%, 01/09/2033 150 159
Honda Motor Co Ltd
4.44%, 07/08/2028 105 105
5.34%, 07/08/2035 105 104
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 147
PACCAR Financial Corp
4.25%, 06/23/2027 105 105
4.45%, 08/06/2027 140 141
4.60%, 01/31/2029 150 152
5.00%, 05/13/2027 150 152
Toyota Motor Corp
4.19%, 06/30/2027 105 105
5.05%, 06/30/2035
(d)
105 106
5.12%, 07/13/2028 150 153
Toyota Motor Credit Corp
1.15%, 08/13/2027 80 77
1.65%, 01/10/2031 190 166
4.05%, 09/05/2028 105 105
4.35%, 10/08/2027 135 135
4.45%, 06/29/2029 155 156
4.50%, 05/14/2027
(d)
105 105
4.55%, 09/20/2027 95 96
4.55%, 05/17/2030
(d)
145 146
4.60%, 10/10/2031 95 95
4.63%, 01/12/2028 150 151
4.80%, 05/15/2030 105 106
4.80%, 01/05/2034 100 99
4.80%, 01/11/2036
(d)
95 93
4.95%, 01/09/2030 130 132
5.10%, 03/21/2031 150 153
$ 10,296
Automobile Parts & Equipment - 0 .01%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 175 164
Banks - 5 .47%
Banco Santander SA
2.75%, 12/03/2030 200 179
3.22%, 11/22/2032
(f)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 190
5.29%, 08/18/2027 200 202
5.44%, 07/15/2031 200 206
5.57%, 01/17/2030 200 205
5.59%, 08/08/2028 400 410
6.94%, 11/07/2033 200 224
Bank of America Corp
1.90%, 07/23/2031
(f)
195 174
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
170 151
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
190 181
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
230 203
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
385 333
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
2.50%, 02/13/2031
(f)
$ 320 $ 296
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.57%, 10/20/2032
(f)
130 116
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
205 186
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
335 240
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
225 138
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
240 217
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
190 120
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(f)
335 321
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 39
3.31%, 04/22/2042
(f)
380 290
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
371 364
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(f)
190 132
Secured Overnight Financing Rate + 1.65%
3.59%, 07/21/2028
(f)
250 247
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.97%, 02/07/2030
(f)
250 247
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 234
4.27%, 07/23/2029
(f)
180 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(f)
310 251
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.46%, 02/06/2032
(f)
190 188
Secured Overnight Financing Rate + 0.87%
4.57%, 04/27/2033
(f)
290 285
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(f)
105 105
Secured Overnight Financing Rate + 1.11%
4.98%, 01/24/2029
(f)
180 181
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 25 23
5.02%, 07/22/2033
(f)
340 342
Secured Overnight Financing Rate + 2.16%
5.05%, 02/06/2037
(f)
90 89
Secured Overnight Financing Rate + 1.13%
5.16%, 01/24/2031
(f)
180 183
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(f)
295 299
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
295 299
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(f)
210 210
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(f)
215 219
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(f)
185 189
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(f)
255 260
Secured Overnight Financing Rate + 1.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.52%, 10/25/2035
(f)
$ 215 $ 215
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(f)
155 160
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
305 319
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 113 116
6.11%, 01/29/2037 200 210
7.75%, 05/14/2038 250 297
Bank of America NA
6.00%, 10/15/2036 250 264
Bank of Montreal
3.09%, 01/10/2037
(f)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.35%, 09/22/2031
(f)
100 99
Secured Overnight Financing Rate + 1.08%
4.44%, 01/14/2032
(f)
95 94
Secured Overnight Financing Rate + 0.97%
4.64%, 09/10/2030
(f)
125 125
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 105 106
5.37%, 06/04/2027 220 223
5.72%, 09/25/2028 150 154
Bank of New York Mellon Corp/The
3.99%, 06/13/2028
(f)
175 174
Secured Overnight Financing Rate + 1.15%
4.03%, 01/22/2030
(f)
95 94
Secured Overnight Financing Rate + 0.63%
4.44%, 06/09/2028
(f)
270 270
Secured Overnight Financing Rate + 0.68%
4.54%, 02/01/2029
(f)
110 111
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(f)
145 146
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(f)
125 127
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(f)
110 110
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(f)
145 148
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(f)
195 198
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(f)
50 51
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(f)
150 159
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(f)
145 152
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
4.04%, 09/15/2028
(f)
125 124
Secured Overnight Financing Rate + 0.76%
4.25%, 02/02/2030
(f)
190 188
Secured Overnight Financing Rate + 0.73%
4.74%, 11/10/2032
(f)
135 135
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 120 121
5.40%, 06/04/2027 150 152
Barclays PLC
2.65%, 06/24/2031
(f)
320 293
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.52%, 02/24/2032
(f)
200 196
Secured Overnight Financing Rate + 1.14%

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
4.84%, 09/10/2028
(f)
$ 200 $ 201
Secured Overnight Financing Rate + 1.34%
4.97%, 05/16/2029
(f)
210 211
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(f)
200 202
Secured Overnight Financing Rate + 0.96%
5.69%, 03/12/2030
(f)
300 308
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(f)
200 202
Secured Overnight Financing Rate + 1.59%
6.22%, 05/09/2034
(f)
295 309
Secured Overnight Financing Rate + 2.98%
6.69%, 09/13/2034
(f)
305 330
Secured Overnight Financing Rate + 2.62%
Canadian Imperial Bank of Commerce
4.28%, 01/29/2030
(f)
95 94
Secured Overnight Financing Rate + 0.79%
4.58%, 09/08/2031
(f)
100 100
Secured Overnight Financing Rate + 1.17%
4.63%, 09/11/2030
(f)
135 135
Secured Overnight Financing Rate + 1.34%
5.00%, 04/28/2028 145 147
5.26%, 04/08/2029 150 153
5.99%, 10/03/2028 150 155
Citibank NA
5.57%, 04/30/2034 300 311
5.80%, 09/29/2028 250 260
Citigroup Inc
2.57%, 06/03/2031
(f)
320 293
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
315 292
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(f)
195 139
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
155 146
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
185 167
Secured Overnight Financing Rate + 1.35%
3.67%, 07/24/2028
(f)
325 322
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(f)
195 183
Secured Overnight Financing Rate + 1.94%
4.07%, 04/23/2029
(f)
240 238
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(f)
165 134
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.45%, 09/29/2027 20 20
4.50%, 09/11/2031
(f)
135 133
Secured Overnight Financing Rate + 1.17%
4.54%, 09/19/2030
(f)
270 269
Secured Overnight Financing Rate + 1.34%
4.65%, 07/30/2045 222 194
4.66%, 05/24/2028
(f)
365 366
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(f)
230 229
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(f)
215 216
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(f)
310 315
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(f)
210 208
Secured Overnight Financing Rate + 1.49%
5.30%, 05/06/2044 25 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
5.33%, 03/27/2036
(f)
$ 290 $ 291
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(f)
135 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(f)
125 120
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(f)
155 157
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 198 200
6.02%, 01/24/2036
(f)
230 235
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(f)
295 305
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
155 166
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 122
6.68%, 09/13/2043 30 32
8.13%, 07/15/2039 132 164
Cooperatieve Rabobank UA
5.25%, 05/24/2041 135 131
5.25%, 08/04/2045 250 229
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 305 310
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(f)
150 149
Secured Overnight Financing Rate + 1.30%
5.00%, 09/11/2030
(f)
275 276
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(f)
150 152
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 150 153
5.37%, 01/10/2029
(f)
190 192
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(f)
150 155
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(f)
305 327
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(f)
150 149
Secured Overnight Financing Rate + 1.36%
5.14%, 01/29/2037
(f)
95 93
Secured Overnight Financing Rate + 1.24%
5.63%, 01/29/2032
(f)
150 155
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
225 233
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(f)
245 215
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(f)
285 252
Secured Overnight Financing Rate + 1.25%
2.60%,
02/07/2030
210 195
2.62%, 04/22/2032
(f)
190 171
Secured Overnight Financing Rate + 1.28%
2.65%, 10/21/2032
(f)
195 173
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
185 130
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
195 176
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
190 141
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
190 143
Secured Overnight Financing Rate + 1.63%

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
3.81%, 04/23/2029
(f)
$ 315 $ 311
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.15%, 01/21/2029
(f)
190 189
Secured Overnight Financing Rate + 0.71%
4.15%, 10/21/2029
(f)
100 99
Secured Overnight Financing Rate + 0.90%
4.22%, 05/01/2029
(f)
215 214
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.37%, 10/21/2031
(f)
200 196
Secured Overnight Financing Rate + 1.06%
4.41%, 04/23/2039
(f)
180 161
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(f)
280 280
Secured Overnight Financing Rate + 1.73%
4.52%, 01/21/2032
(f)
95 94
Secured Overnight Financing Rate + 0.96%
4.69%, 10/23/2030
(f)
265 265
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 25 22
4.94%, 10/21/2036
(f)
100 97
Secured Overnight Financing Rate + 1.33%
5.02%, 10/23/2035
(f)
265 260
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(f)
315 319
Secured Overnight Financing Rate + 1.21%
5.07%, 01/21/2037
(f)
145 142
Secured Overnight Financing Rate + 1.19%
5.15%, 05/22/2045 310 277
5.21%, 01/28/2031
(f)
240 244
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(f)
250 251
Secured Overnight Financing Rate + 1.55%
5.54%, 01/28/2036
(f)
190 193
Secured Overnight Financing Rate + 1.38%
5.54%, 01/21/2047
(f)
145 138
Secured Overnight Financing Rate + 1.32%
5.56%, 11/19/2045
(f)
270 260
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(f)
265 273
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(f)
120 117
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(f)
180 187
Secured Overnight Financing Rate + 1.55%
6.48%, 10/24/2029
(f)
295 309
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
145 158
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 405 437
HSBC Holdings PLC
2.01%, 09/22/2028
(f)
335 323
Secured Overnight Financing Rate + 1.73%
2.85%, 06/04/2031
(f)
200 185
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(f)
200 179
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(f)
200 196
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.58%, 06/19/2029
(f)
365 365
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(f)
200 200
Secured Overnight Financing Rate + 2.11%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
5.28%, 03/10/2037
(f)
$ 200 $ 196
Secured Overnight Financing Rate + 1.55%
5.29%, 11/19/2030
(f)
270 275
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(f)
335 340
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(f)
310 318
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(f)
310 318
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
300 310
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(f)
200 200
Secured Overnight Financing Rate + 1.96%
5.79%, 05/13/2036
(f)
215 221
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(f)
270 274
Secured Overnight Financing Rate + 1.90%
6.10%, 01/14/2042 89 94
6.16%, 03/09/2029
(f)
200 206
Secured Overnight Financing Rate + 1.97%
6.33%, 03/09/2044
(f)
215 227
Secured Overnight Financing Rate + 2.65%
6.55%, 06/20/2034
(f)
295 310
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(f)
305 318
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 102
5.27%, 01/15/2031
(f)
135 137
Secured Overnight Financing Rate + 1.28%
5.61%, 01/28/2041
(f)
95 93
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Huntington National Bank/The
5.65%, 01/10/2030 305 315
ING Groep NV
2.73%, 04/01/2032
(f)
200 181
Secured Overnight Financing Rate + 1.32%
4.86%, 03/25/2029
(f)
250 252
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(f)
300 306
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(f)
230 243
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.95%, 02/04/2032
(f)
190 167
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(f)
295 281
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(f)
265 258
Secured Overnight Financing Rate + 1.89%
2.52%, 04/22/2031
(f)
190 176
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(f)
180 126
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(f)
195 173
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
190 172
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(f)
260 245
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
2.96%, 05/13/2031
(f)
$ 175 $ 163
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(f)
190 145
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
105 69
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
190 129
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 25
3.88%, 07/24/2038
(f)
200 175
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(f)
400 310
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
270 268
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(f)
30 24
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(f)
150 149
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.25%, 10/22/2031
(f)
200 197
Secured Overnight Financing Rate + 0.93%
4.35%, 01/22/2032
(f)
190 187
Secured Overnight Financing Rate + 0.84%
4.51%, 10/22/2028
(f)
200 200
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(f)
200 200
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
195 192
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(f)
170 170
Secured Overnight Financing Rate + 1.04%
4.81%, 10/22/2036
(f)
175 170
Secured Overnight Financing Rate + 1.19%
4.85%, 07/25/2028
(f)
70 70
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 18
4.90%, 01/22/2037
(f)
95 93
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(f)
340 340
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
255 252
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 55 50
4.98%, 07/22/2028
(f)
135 136
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(f)
145 147
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(f)
185 188
Secured Overnight Financing Rate + 1.31%
5.10%, 04/22/2031
(f)
240 244
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(f)
195 199
Secured Overnight Financing Rate + 1.01%
5.19%, 02/05/2037
(f)
95 93
Secured Overnight Financing Rate + 1.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.29%, 07/22/2035
(f)
$ 215 $ 218
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(f)
150 153
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(f)
215 218
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
250 255
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(f)
205 210
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(f)
135 133
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(f)
300 304
Secured Overnight Financing Rate + 0.93%
5.57%, 04/22/2036
(f)
115 119
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(f)
200 206
Secured Overnight Financing Rate + 1.16%
5.58%, 07/23/2036
(f)
100 101
Secured Overnight Financing Rate + 1.64%
5.60%, 07/15/2041 154 154
5.63%, 08/16/2043 180 179
5.72%, 09/14/2033
(f)
160 166
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
195 203
Secured Overnight Financing Rate + 1.49%
6.09%, 10/23/2029
(f)
295 307
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(f)
295 317
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 302
Keybank National Association
5.85%, 11/15/2027 250 255
KeyCorp
2.55%, 10/01/2029 310 290
5.31%, 01/28/2037
(f)
95 93
Secured Overnight Financing Rate + 1.37%
Korea Development Bank/The
3.75%, 09/16/2030 200 197
4.00%, 01/28/2031 200 198
4.38%, 02/15/2028 305 307
5.63%, 10/23/2033 200 215
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(g)
205 132
0.00%, 06/29/2037
(g)
200 121
2.88%, 04/03/2028 150 147
3.00%, 05/20/2027 295 292
3.50%, 08/27/2027 150 149
3.50%, 08/09/2028 210 209
3.50%, 05/15/2029 185 183
3.75%, 02/15/2028 225 225
3.75%, 07/15/2030 135 134
3.75%, 03/14/2031 190 188
3.88%, 05/15/2028 250 250
3.88%, 06/15/2028 180 180
4.00%, 06/28/2027 120 120
4.00%, 03/15/2029 90 90
4.13%, 07/15/2033 300 299
4.38%, 02/28/2034 170 172
4.63%, 03/18/2030 90 92
4.75%, 10/29/2030 150 155
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030 155 136
3.63%, 10/08/2030 105 104
3.88%, 09/28/2027 100 100
3.88%, 06/14/2028 120 120
4.13%, 05/28/2030 225 227

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Landwirtschaftliche Rentenbank (continued)
4.63%, 04/17/2029 $ 150 $ 153
Lloyds Banking Group PLC
4.82%, 06/13/2029
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
5.09%, 11/26/2028
(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.30%, 12/01/2045 200 183
5.67%, 02/10/2047
(f)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.82%
5.68%, 01/05/2035
(f)
305 313
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
M&T Bank Corp
5.18%, 07/08/2031
(f)
105 106
Secured Overnight Financing Rate + 1.40%
Mitsubishi UFJ Financial Group Inc
2.05%, 07/17/2030 250 225
2.56%, 02/25/2030 200 185
3.20%, 07/18/2029 200 192
4.32%, 04/19/2033
(f)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.53%, 09/12/2031
(f)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.13%, 07/20/2033
(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.35%, 09/13/2028
(f)
325 329
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(d),(f)
300 306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.57%, 01/16/2036
(f)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
200 180
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(f)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(f)
200 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(f)
325 329
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(f)
295 302
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(f)
305 316
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
300 312
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.79%, 02/13/2032
(f)
$ 355 $ 307
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
105 91
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
190 166
Secured Overnight Financing Rate + 1.18%
2.48%, 09/16/2036
(f)
265 228
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
180 159
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(f)
120 73
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
140 126
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(f)
190 143
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 30
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(f)
180 178
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 50
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.13%, 10/18/2029
(f)
100 99
Secured Overnight Financing Rate + 0.91%
4.24%, 01/09/2030
(f)
190 188
Secured Overnight Financing Rate + 0.80%
4.30%, 01/27/2045 50 41
4.36%, 10/22/2031
(f)
100 98
Secured Overnight Financing Rate + 1.07%
4.38%, 01/22/2047 30 25
4.65%, 10/18/2030
(f)
170 170
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(f)
225 224
Secured Overnight Financing Rate + 2.08%
4.89%, 10/22/2036
(f)
195 189
Secured Overnight Financing Rate + 1.31%
5.04%, 07/19/2030
(f)
140 142
Secured Overnight Financing Rate + 1.22%
5.07%, 01/30/2037
(f)
190 186
Secured Overnight Financing Rate + 1.18%
5.12%, 02/01/2029
(f)
175 177
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
150 152
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(f)
230 233
Secured Overnight Financing Rate + 1.45%
5.19%, 04/17/2031
(f)
230 233
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(f)
205 208
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(f)
295 296
Secured Overnight Financing Rate + 1.87%
5.31%, 01/18/2041
(f)
70 68
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035
(f)
290 291
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(f)
150 152
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
150 153
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
155 158
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(f)
170 161
Secured Overnight Financing Rate + 1.71%

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.59%, 01/18/2036
(f)
$ 200 $ 204
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(f)
200 194
Secured Overnight Financing Rate + 4.84%
5.66%, 04/18/2030
(f)
300 309
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(f)
185 189
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(f)
90 93
Secured Overnight Financing Rate + 1.58%
5.90%, 03/13/2047
(f)
185 184
Secured Overnight Financing Rate + 1.78%
5.95%, 01/19/2038
(f)
150 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(f)
145 149
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
150 161
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 195 209
6.41%, 11/01/2029
(f)
200 209
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
185 201
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.97%, 07/14/2028
(f)
285 287
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(f)
290 293
Secured Overnight Financing Rate + 0.91%
Morgan Stanley Private Bank NA
4.21%, 02/08/2030
(f)
250 247
Secured Overnight Financing Rate + 0.76%
4.47%, 11/19/2031
(f)
250 246
Secured Overnight Financing Rate + 1.02%
4.73%, 07/18/2031
(f)
250 249
Secured Overnight Financing Rate + 1.08%
National Australia Bank Ltd/New York
3.85%, 12/13/2028 250 248
4.53%, 06/13/2030 300 302
5.09%, 06/11/2027 280 283
NatWest Group PLC
4.89%, 05/18/2029
(f)
200 201
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 404
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
Northern Trust Corp
4.00%, 05/10/2027 130 130
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 125 125
3.75%, 09/05/2029 150 149
3.75%, 09/10/2030 105 104
4.00%, 05/28/2028 110 110
4.25%, 03/01/2028 150 151
4.50%, 01/24/2030 130 132
4.75%, 05/21/2027 150 151
PNC Bank NA
2.70%, 10/22/2029 250 235
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
150 134
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 149
4.08%, 01/26/2029
(f)
95 95
Secured Overnight Financing Rate + 0.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
4.63%, 06/06/2033
(f)
$ 105 $ 102
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(f)
105 106
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(f)
155 158
Secured Overnight Financing Rate + 1.07%
5.35%, 12/02/2028
(f)
105 107
Secured Overnight Financing Rate + 1.62%
5.37%, 07/21/2036
(f)
80 80
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(f)
315 319
Secured Overnight Financing Rate + 1.60%
5.42%, 01/25/2041
(f)
95 93
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.68%, 01/22/2035
(f)
75 77
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
305 319
Secured Overnight Financing Rate + 1.95%
Royal Bank of Canada
3.63%, 05/04/2027 115 114
3.88%, 05/04/2032 225 216
4.50%, 08/06/2029
(f)
100 100
Secured Overnight Financing Rate + 0.89%
4.65%, 10/18/2030
(f)
200 200
Secured Overnight Financing Rate + 1.08%
4.95%, 02/01/2029 130 132
4.97%, 01/24/2029
(f)
190 192
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(f)
235 238
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 145 146
5.15%, 02/04/2031
(f)
190 193
Secured Overnight Financing Rate + 1.03%
6.00%, 11/01/2027 150 154
Santander Holdings USA Inc
5.35%, 09/06/2030
(f)
135 136
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(f)
120 122
Secured Overnight Financing Rate + 1.61%
Santander UK Group Holdings PLC
4.32%, 09/22/2029
(f)
205 203
Secured Overnight Financing Rate + 1.07%
State Street Corp
2.20%, 03/03/2031 70 63
4.42%, 05/13/2033
(f)
185 181
Secured Overnight Financing Rate + 1.61%
4.54%, 02/28/2028 60 60
4.68%, 10/22/2032
(f)
70 70
Secured Overnight Financing Rate + 1.05%
4.78%, 10/23/2036
(f)
55 53
Secured Overnight Financing Rate + 1.22%
4.82%, 01/26/2034
(f)
65 65
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 230 234
5.15%, 02/28/2036
(f)
125 125
Secured Overnight Financing Rate + 1.22%
5.68%, 11/21/2029
(f)
150 155
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
1.90%, 09/17/2028 200 188
2.13%, 07/08/2030 265 238
2.14%, 09/23/2030 170 152
3.04%, 07/16/2029 200 190
3.36%, 07/12/2027 200 198
5.42%, 07/09/2031 225 230
5.63%, 01/15/2035 200 206

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc (continued)
5.77%, 01/13/2033 $ 200 $ 208
5.80%, 07/13/2028 300 309
5.80%, 07/08/2046
(f)
105 102
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033 230 240
6.18%, 07/13/2043 150 158
Toronto-Dominion Bank/The
3.20%, 03/10/2032 100 92
3.91%, 01/13/2028 95 94
4.11%, 06/08/2027 70 70
4.46%, 06/08/2032 175 172
4.57%, 06/02/2028 215 216
4.69%, 09/15/2027 140 141
4.78%, 12/17/2029 80 81
4.81%, 06/03/2030 100 101
4.93%, 10/15/2035 100 98
4.99%, 04/05/2029 155 158
5.30%, 01/30/2032 130 134
5.52%, 07/17/2028 150 154
Truist Financial Corp
1.13%, 08/03/2027 215 206
1.89%, 06/07/2029
(f)
175 166
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 115 104
4.12%, 06/06/2028
(f)
135 134
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(f)
150 151
Secured Overnight Financing Rate + 1.44%
4.96%, 10/23/2036
(f)
195 189
Secured Overnight Financing Rate + 1.40%
5.07%, 05/20/2031
(f)
105 106
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(f)
150 150
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(f)
140 142
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(f)
75 77
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
60 62
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
150 156
Secured Overnight Financing Rate + 2.36%
UBS Group AG
4.88%, 05/15/2045 250 221
US Bancorp
2.49%, 11/03/2036
(f)
175 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 150 143
3.15%, 04/27/2027 25 25
4.48%, 01/26/2032
(f)
140 139
Secured Overnight Financing Rate + 0.87%
4.65%, 02/01/2029
(f)
130 131
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
130 128
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(f)
255 259
Secured Overnight Financing Rate + 1.06%
5.38%, 01/23/2030
(f)
60 61
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(f)
45 46
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(f)
175 183
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
150 158
Secured Overnight Financing Rate + 2.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(f)
$ 250 $ 251
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
2.39%, 06/02/2028
(f)
250 244
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(f)
280 210
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
235 216
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(f)
250 248
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.08%, 09/15/2029
(f)
210 208
Secured Overnight Financing Rate + 0.88%
4.40%, 06/14/2046 195 155
4.48%, 04/04/2031
(f)
245 243
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(f)
200 166
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 165 138
4.81%, 07/25/2028
(f)
170 171
Secured Overnight Financing Rate + 1.98%
4.89%, 09/15/2036
(f)
105 102
Secured Overnight Financing Rate + 1.34%
4.90%, 07/25/2033
(f)
170 169
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 260 223
4.96%, 01/23/2037
(f)
95 93
Secured Overnight Financing Rate + 1.10%
4.97%, 04/23/2029
(f)
110 111
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(f)
325 286
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(f)
170 173
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(f)
200 203
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(f)
265 264
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(f)
180 183
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 20 19
5.39%, 04/24/2034
(f)
210 213
Secured Overnight Financing Rate + 2.02%
5.43%, 01/23/2047
(f)
190 180
Secured Overnight Financing Rate + 1.23%
5.50%, 01/23/2035
(f)
305 310
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(f)
225 231
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
225 230
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(f)
110 113
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 43
6.30%, 10/23/2029
(f)
170 177
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(f)
195 211
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.95%, 08/26/2036 500 521
6.60%, 01/15/2038 250 273

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
2.96%, 11/16/2040 $ 80 $ 59
3.02%, 11/18/2036
(f)
150 134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.11%, 07/24/2034
(f)
165 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030 70 70
4.42%, 07/24/2039 165 148
5.05%, 04/16/2029 225 230
5.46%, 11/18/2027 310 316
$ 92,676
Beverages - 0 .44%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 630 614
4.90%, 02/01/2046 824 743
Anheuser-Busch InBev Worldwide Inc
4.75%, 01/23/2029 260 263
5.00%, 06/15/2034 150 152
5.45%, 01/23/2039 250 254
5.80%, 01/23/2059 470 471
8.20%, 01/15/2039 51 64
Coca-Cola Co/The
1.00%, 03/15/2028 170 161
1.50%, 03/05/2028 190 181
1.65%, 06/01/2030 260 235
2.50%, 06/01/2040 260 190
2.88%, 05/05/2041 195 147
5.00%, 05/13/2034 95 98
5.30%, 05/13/2054 95 91
Constellation Brands Inc
2.25%, 08/01/2031 170 150
3.15%, 08/01/2029 215 206
4.35%, 05/09/2027 160 160
4.90%, 05/01/2033 75 74
4.95%, 11/01/2035 100 96
Diageo Capital PLC
2.38%, 10/24/2029 200 187
5.30%, 10/24/2027 295 300
5.63%, 10/05/2033 200 208
5.88%, 09/30/2036 139 147
Keurig Dr Pepper Inc
2.25%, 03/15/2031 95 84
3.35%, 03/15/2051 190 122
3.95%, 04/15/2029 110 108
4.05%, 04/15/2032 110 104
4.50%, 04/15/2052 110 86
5.15%, 05/15/2035 110 107
Molson Coors Beverage Co
5.00%, 05/01/2042 50 45
PepsiCo Inc
1.63%, 05/01/2030 95 85
1.95%, 10/21/2031 165 145
2.63%, 07/29/2029 170 162
2.88%, 10/15/2049 160 103
3.60%, 02/18/2028 170 169
4.20%, 07/18/2052 60 48
4.30%, 07/23/2030
(d)
100 100
4.45%, 02/07/2028 125 126
4.45%, 05/15/2028 150 151
4.65%, 07/23/2032 100 101
4.80%, 07/17/2034 110 111
5.00%, 02/07/2035 100 101
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029 155 157
$ 7,407
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0 .30%
Amgen Inc
1.65%, 08/15/2028 $ 180 $ 170
2.45%, 02/21/2030 160 149
3.00%, 02/22/2029 200 193
3.15%, 02/21/2040 260 202
3.38%, 02/21/2050 160 113
4.20%, 02/22/2052 100 78
4.40%, 05/01/2045 40 34
4.66%, 06/15/2051 300 252
4.88%, 03/01/2053 165 143
5.15%, 03/02/2028 270 274
5.25%, 03/02/2030 130 133
5.25%, 03/02/2033 155 159
5.60%, 03/02/2043 210 207
5.65%, 03/02/2053 310 300
5.75%, 03/02/2063 230 221
Baxalta Inc
5.25%, 06/23/2045 130 121
Biogen Inc
2.25%, 05/01/2030 115 105
5.20%, 09/15/2045 340 306
Gilead Sciences Inc
1.65%, 10/01/2030 165 147
2.60%, 10/01/2040 85 62
2.80%, 10/01/2050 165 102
4.00%, 09/01/2036 300 277
4.60%, 09/01/2035 300 293
5.10%, 06/15/2035 135 136
5.25%, 10/15/2033 150 155
5.50%, 11/15/2054 135 131
5.55%, 10/15/2053 150 146
Royalty Pharma PLC
1.75%, 09/02/2027 160 154
2.20%, 09/02/2030 160 144
3.30%, 09/02/2040 160 121
5.95%, 09/25/2055 105 102
$ 5,130
Building Materials - 0 .21%
Carrier Global Corp
2.72%, 02/15/2030 320 299
3.38%, 04/05/2040 150 118
3.58%, 04/05/2050 160 114
5.90%, 03/15/2034 125 132
6.20%, 03/15/2054 30 31
CRH America Finance Inc
4.40%, 02/09/2031 100 99
5.50%, 01/09/2035 255 261
5.60%, 02/09/2056 100 96
Johnson Controls International plc
4.50%, 02/15/2047 300 252
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 210 183
Martin Marietta Materials Inc
2.50%, 03/15/2030 250 231
5.15%, 12/01/2034 135 135
Masco Corp
1.50%, 02/15/2028 190 180
Owens Corning
5.50%, 06/15/2027 150 152
5.70%, 06/15/2034 150 155
Trane Technologies Financing Ltd
3.80%, 03/21/2029 350 346
5.10%, 06/13/2034 150 152
Vulcan Materials Co
3.50%, 06/01/2030 295 283
5.35%, 12/01/2034 270 274
$ 3,493

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .24%
Air Products and Chemicals Inc
2.80%, 05/15/2050 $ 155 $ 96
4.60%, 02/08/2029 155 157
4.80%, 03/03/2033 95 96
4.90%, 10/11/2032 100 101
Dow Chemical Co/The
2.10%, 11/15/2030 165 145
3.60%, 11/15/2050 165 106
4.38%, 11/15/2042 230 180
4.80%, 05/15/2049 150 116
5.15%, 02/15/2034 155 151
5.65%, 03/15/2036 105 104
9.40%, 05/15/2039 30 38
DuPont de Nemours Inc
4.73%, 11/15/2028
(e)
97 97
Eastman Chemical Co
4.80%, 09/01/2042 100 88
Ecolab Inc
1.30%, 01/30/2031 85 74
2.75%, 08/18/2055 232 136
4.30%, 06/15/2028 45 45
4.80%, 03/24/2030 160 163
5.00%, 09/01/2035 140 140
LYB International Finance III LLC
2.25%, 10/01/2030 165 147
3.63%, 04/01/2051 165 106
4.20%, 10/15/2049 125 88
5.63%, 05/15/2033 150 151
Nutrien Ltd
4.20%, 04/01/2029 300 298
5.40%, 06/21/2034 150 153
5.80%, 03/27/2053 155 152
Sherwin-Williams Co/The
2.30%, 05/15/2030 160 146
2.95%, 08/15/2029 225 215
3.30%, 05/15/2050 160 106
3.80%, 08/15/2049 175 128
4.30%, 08/15/2028 205 205
Westlake Corp
3.13%, 08/15/2051 190 115
$ 4,043
Commercial Mortgage Backed Securities - 0 .77%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,825
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 259 257
Fannie Mae-Aces
2.42%, 10/25/2026
(h)
619 613
2.86%, 02/25/2027
(h)
479 474
2.96%, 02/25/2027
(h)
730 723
2.99%, 12/25/2027
(h)
588 579
3.37%, 07/25/2028
(h)
1,859 1,832
Freddie Mac Multifamily Structured Pass Through
Certificates
3.41%, 12/25/2026 1,482 1,474
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 325 324
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,484
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,470
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 995
$ 13,050
Commercial Services - 0 .20%
American University/The
3.67%, 04/01/2049 125 93
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
California Institute of Technology
4.32%, 08/01/2045 $ 80 $ 68
Global Payments Inc
3.20%, 08/15/2029 170 160
4.15%, 08/15/2049 85 60
4.50%, 11/15/2028 95 94
4.88%, 11/15/2030 95 93
5.20%, 11/15/2032 190 184
5.55%, 11/15/2035 95 92
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 170
4.68%, 07/01/2114 125 103
Moody's Corp
4.25%, 08/08/2032 175 170
5.00%, 08/05/2034 140 140
5.25%, 07/15/2044 250 235
PayPal Holdings Inc
2.30%, 06/01/2030
(d)
160 146
2.85%, 10/01/2029 160 152
3.90%, 06/01/2027 185 184
4.40%, 06/01/2032 185 182
5.50%, 06/01/2054 150 137
S&P Global Inc
1.25%, 08/15/2030 165 144
2.50%, 12/01/2029 120 113
3.25%, 12/01/2049 120 81
3.70%, 03/01/2052 295 214
5.25%, 09/15/2033 150 154
TR Finance LLC
5.85%, 04/15/2040 25 24
University of Southern California
5.25%, 10/01/2111 30 27
William Marsh Rice University
3.57%, 05/15/2045 300 235
$ 3,455
Computers - 0 .52%
Apple Inc
1.20%, 02/08/2028 170 162
1.40%, 08/05/2028 190 179
1.65%, 05/11/2030
(d)
160 145
1.65%, 02/08/2031 175 156
2.20%, 09/11/2029 165 156
2.65%, 05/11/2050 160 98
2.80%, 02/08/2061 175 100
2.90%, 09/12/2027 300 296
2.95%, 09/11/2049 165 108
3.20%, 05/11/2027 160 159
3.25%, 08/08/2029 175 171
3.45%, 02/09/2045 30 23
3.75%, 09/12/2047 115 89
3.75%, 11/13/2047 150 116
3.85%, 05/04/2043 300 248
3.95%, 08/08/2052 175 136
4.20%, 05/12/2030
(d)
105 106
4.30%, 05/10/2033
(d)
150 150
4.50%, 05/12/2032 105 106
4.65%, 02/23/2046 435 391
4.75%, 05/12/2035 105 107
Dell International LLC / EMC Corp
3.45%, 12/15/2051 145 98
4.35%, 02/01/2030 135 134
4.50%, 02/15/2031 130 128
4.75%, 04/01/2028 75 75
5.10%, 02/15/2036 130 127
5.25%, 02/01/2028 150 152
5.30%, 04/01/2032 115 117
5.40%, 04/15/2034 225 227
8.10%, 07/15/2036 138 164

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp (continued)
8.35%, 07/15/2046 $ 83 $ 103
Hewlett Packard Enterprise Co
4.05%, 09/15/2027 105 104
4.55%, 10/15/2029 135 134
4.85%, 10/15/2031 205 204
5.00%, 10/15/2034 270 261
6.20%, 10/15/2035 80 85
6.35%, 10/15/2045 195 195
HP Inc
3.00%, 06/17/2027 240 236
4.75%, 01/15/2028 175 176
6.00%, 09/15/2041
(d)
154 152
6.10%, 04/25/2035
(d)
115 120
IBM International Capital Pte Ltd
4.75%, 02/05/2031 160 160
4.90%, 02/05/2034 310 306
International Business Machines Corp
3.50%, 05/15/2029 235 228
4.00%, 06/20/2042 35 28
4.15%, 05/15/2039 230 199
4.25%, 05/15/2049 340 262
4.40%, 07/27/2032 165 162
4.50%, 02/06/2028 115 115
4.65%, 02/10/2028 255 257
4.70%, 02/19/2046 185 158
5.10%, 02/06/2053 150 130
5.60%, 11/30/2039 92 93
5.70%, 02/10/2055 125 118
5.88%, 11/29/2032
(d)
100 106
6.22%, 08/01/2027 216 221
NetApp Inc
2.38%, 06/22/2027 160 156
$ 8,893
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 300 235
Cosmetics & Personal Care - 0 .15%
Colgate-Palmolive Co
4.20%, 05/01/2030
(d)
110 110
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 150
2.38%, 12/01/2029 240 223
Haleon US Capital LLC
3.63%, 03/24/2032 370 348
Kenvue Inc
4.85%, 05/22/2032 105 106
4.90%, 03/22/2033 155 156
5.05%, 03/22/2028 155 157
5.05%, 03/22/2053 155 140
5.10%, 03/22/2043 155 146
Procter & Gamble Co/The
3.55%, 03/25/2040 160 136
4.10%, 11/03/2032
(d)
95 94
4.60%, 05/01/2035
(d)
110 110
Unilever Capital Corp
1.38%, 09/14/2030 170 150
4.63%, 08/12/2034 105 104
4.88%, 09/08/2028 150 153
5.90%, 11/15/2032 230 249
$ 2,532
Diversified Financial Services - 0 .78%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 245 236
3.30%, 01/30/2032 380 345
3.40%, 10/29/2033 275 243
3.88%, 01/23/2028 300 297
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust (continued)
4.38%, 11/15/2030 $ 150 $ 147
4.88%, 04/01/2028 150 151
4.95%, 09/10/2034 150 146
5.10%, 01/19/2029 150 152
5.38%, 12/15/2031 150 152
Air Lease Corp
2.10%, 09/01/2028 385 362
2.88%, 01/15/2032
(d)
200 177
3.25%, 10/01/2029 95 90
5.10%, 03/01/2029 155 156
5.20%, 07/15/2031 150 150
Ally Financial Inc
2.20%, 11/02/2028 190 179
4.75%, 06/09/2027 160 160
5.55%, 07/31/2033
(f)
100 98
Secured Overnight Financing Rate + 1.78%
8.00%, 11/01/2031 265 294
American Express Co
3.30%, 05/03/2027 30 30
4.05%, 12/03/2042 25 21
4.46%, 02/10/2032
(f)
90 89
Secured Overnight Financing Rate + 0.87%
4.73%, 04/25/2029
(f)
230 231
Secured Overnight Financing Rate + 1.26%
4.80%, 10/24/2036
(f)
95 92
Secured Overnight Financing Rate + 1.24%
4.92%, 07/20/2033
(f)
210 210
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(f)
190 193
Secured Overnight Financing Rate + 1.02%
5.28%, 07/27/2029
(f)
150 153
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(f)
215 217
Secured Overnight Financing Rate + 1.42%
5.41%, 02/08/2041
(f)
90 89
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
5.53%, 04/25/2030
(f)
150 154
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(f)
110 114
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(f)
75 81
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
5.35%,
01/08/2055
145 137
Blackrock Inc
2.10%, 02/25/2032 150 131
2.40%, 04/30/2030 125 116
Capital One Financial Corp
2.36%, 07/29/2032
(f)
190 164
Secured Overnight Financing Rate + 1.34%
4.49%, 09/11/2031
(f)
105 103
Secured Overnight Financing Rate + 1.25%
4.93%, 05/10/2028
(f)
255 256
Secured Overnight Financing Rate + 2.06%
5.20%, 09/11/2036
(f)
105 102
Secured Overnight Financing Rate + 1.63%
5.46%, 07/26/2030
(f)
70 71
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(f)
155 159
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
150 153
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(f)
70 72
Secured Overnight Financing Rate + 1.99%

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp (continued)
6.05%, 02/01/2035
(f)
$ 75 $ 78
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(f)
65 66
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(f)
150 155
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
225 249
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 165 144
2.00%, 03/20/2028 385 369
4.91%, 11/14/2036
(f)
95 92
Secured Overnight Financing Rate + 1.23%
5.64%, 05/19/2029
(f)
150 154
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(f)
155 165
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
150 157
Secured Overnight Financing Rate + 1.88%
Intercontinental Exchange Inc
2.10%, 06/15/2030 160 146
2.65%, 09/15/2040 165 121
3.00%, 09/15/2060 165 95
3.95%, 12/01/2028 95 94
4.00%, 09/15/2027 185 184
4.25%, 09/21/2048 150 121
4.95%, 06/15/2052 335 297
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 144
4.15%, 01/23/2030 200 193
5.50%, 02/15/2036 95 91
6.50%, 01/20/2043 200 194
Mastercard Inc
2.00%, 11/18/2031 85 75
2.95%, 03/15/2051 95 61
3.35%, 03/26/2030 80 77
3.85%, 03/26/2050 135 103
4.55%, 03/15/2028 125 126
4.55%, 01/15/2035 275 270
Nasdaq Inc
2.50%, 12/21/2040 185 129
5.35%, 06/28/2028 107 109
5.95%, 08/15/2053 35 35
Nomura Holdings Inc
2.68%, 07/16/2030 330 302
5.84%, 01/18/2028 300 306
6.09%, 07/12/2033 300 315
Synchrony Financial
4.95%, 02/25/2032
(f)
90 87
Secured Overnight Financing Rate + 1.53%
5.02%, 07/29/2029
(f)
100 100
Secured Overnight Financing Rate + 1.40%
Visa Inc
1.90%, 04/15/2027 120 118
2.05%, 04/15/2030 80 74
2.70%, 04/15/2040 80 60
3.65%, 09/15/2047 85 65
4.10%, 02/12/2031 90 90
4.15%, 12/14/2035 215 205
4.30%, 12/14/2045 245 208
4.70%, 02/12/2036 90 89
Western Union Co/The
6.20%, 11/17/2036
(d)
200 204
$ 13,190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2 .15%
AEP Texas Inc
2.10%, 07/01/2030 $ 165 $ 149
3.45%, 01/15/2050 55 37
3.45%, 05/15/2051 45 30
4.70%, 05/15/2032 65 64
5.25%, 05/15/2052 65 58
AEP Transmission Co LLC
4.00%, 12/01/2046 200 157
4.50%, 06/15/2052 90 74
5.40%, 03/15/2053 155 146
AES Corp/The
2.45%, 01/15/2031 180 159
Alabama Power Co
1.45%, 09/15/2030 160 141
3.13%, 07/15/2051 190 123
4.30%, 03/15/2031 105 104
Ameren Corp
1.75%, 03/15/2028 190 181
5.00%, 01/15/2029 155 157
5.00%, 05/15/2036 90 88
Ameren Illinois Co
3.25%, 03/15/2050 80 53
3.85%, 09/01/2032 115 109
5.63%, 03/01/2055 100 97
American Electric Power Co Inc
2.30%, 03/01/2030 160 146
5.63%, 03/01/2033 80 83
6.05%, 03/15/2056
(f)
100 99
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
Appalachian Power Co
3.30%, 06/01/2027 200 197
7.00%, 04/01/2038 120 134
Arizona Public Service Co
2.60%, 08/15/2029 270 254
2.65%, 09/15/2050 170 100
4.50%, 04/01/2042 77 66
5.90%, 08/15/2055 40 39
Baltimore Gas and Electric Co
2.25%, 06/15/2031 95 85
4.55%, 06/01/2052 60 50
5.45%, 06/01/2035 105 108
5.65%, 06/01/2054 150 145
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 117
3.80%, 07/15/2048 150 110
4.60%, 05/01/2053 195 159
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 166
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 95 65
4.25%, 02/01/2049 150 121
4.85%, 10/01/2052 80 70
4.95%, 04/01/2033 155 156
4.95%, 08/15/2035 105 104
5.20%, 10/01/2028 150 153
CenterPoint Energy Inc
2.95%, 03/01/2030 110 104
CMS Energy Corp
3.75%, 12/01/2050
(f)
180 164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 102
5.30%, 06/01/2034 150 154
5.30%, 02/01/2053 150 139
5.65%, 06/01/2054 150 146
5.95%, 06/01/2055 20 20

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Connecticut Light and Power Co/The
2.05%, 07/01/2031 $ 95 $ 84
4.00%, 04/01/2048 125 97
4.95%, 01/15/2030 130 132
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 180 104
3.70%, 11/15/2059 80 54
3.88%, 06/15/2047 325 248
4.20%, 03/15/2042 128 108
4.30%, 12/01/2056 230 178
5.20%, 03/01/2033 150 154
5.75%, 11/15/2055 95 94
5.85%, 03/15/2036 51 54
6.15%, 11/15/2052 80 83
6.75%, 04/01/2038 125 141
Constellation Energy Generation LLC
3.90%, 01/08/2028 190 188
Consumers Energy Co
4.20%, 09/01/2052 175 138
4.60%, 05/30/2029 155 156
4.90%, 02/15/2029 155 158
5.05%, 05/15/2035 65 65
Dayton Power & Light Co/The
4.55%, 08/15/2030 30 30
Dominion Energy Inc
3.30%, 04/15/2041 190 141
3.38%, 04/01/2030 155 148
4.60%, 05/15/2028 105 105
4.70%, 12/01/2044 100 85
4.90%, 08/01/2041 77 69
5.38%, 11/15/2032 105 107
5.45%, 03/15/2035 120 121
5.95%, 06/15/2035 400 416
DTE Electric Co
1.90%, 04/01/2028 150 144
2.25%, 03/01/2030 100 92
2.63%, 03/01/2031 155 142
3.95%, 03/01/2049 125 97
5.20%, 03/01/2034 80 82
5.25%, 05/15/2035 105 107
5.40%, 04/01/2053 80 76
DTE Energy Co
4.88%, 06/01/2028 100 101
5.05%, 10/01/2035 105 103
5.20%, 04/01/2030 125 127
Duke Energy Carolinas LLC
4.00%, 09/30/2042 100 82
4.95%, 01/15/2033 150 152
5.25%, 03/15/2035 130 132
5.30%, 02/15/2040 87 86
5.35%, 01/15/2053 150 141
5.40%, 01/15/2054 80 76
Duke Energy Corp
3.15%, 08/15/2027 15 15
3.30%, 06/15/2041 95 71
3.50%, 06/15/2051 190 127
3.75%, 09/01/2046 200 148
4.50%, 08/15/2032 175 172
4.85%, 01/05/2029 155 157
5.00%, 08/15/2052 90 77
5.45%, 06/15/2034 75 77
5.70%, 09/15/2055 105 99
5.80%, 06/15/2054 150 144
6.10%, 09/15/2053 75 75
Duke Energy Florida LLC
1.75%, 06/15/2030 160 143
2.50%, 12/01/2029 160 150
3.40%, 10/01/2046 150 107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Florida LLC (continued)
4.20%, 12/01/2030 $ 80 $ 79
5.65%, 04/01/2040 25 25
5.88%, 11/15/2033 75 80
5.95%, 11/15/2052 80 81
6.40%, 06/15/2038 66 72
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 97
4.95%, 03/15/2036 20 20
5.40%, 04/01/2053 80 74
5.90%, 05/15/2055 75 75
6.12%, 10/15/2035 77 82
Duke Energy Progress LLC
2.50%, 08/15/2050 165 95
5.55%, 03/15/2055 120 116
Emera US Finance LP
4.75%, 06/15/2046 25 21
Entergy Arkansas LLC
4.95%, 01/15/2036 95 93
5.15%, 01/15/2033 150 153
Entergy Corp
1.90%, 06/15/2028 115 109
2.40%, 06/15/2031 95 84
Entergy Louisiana LLC
4.75%, 09/15/2052 105 89
5.15%, 09/15/2034 70 71
5.65%, 04/15/2056 90 86
5.80%, 03/15/2055 130 127
Entergy Mississippi LLC
5.05%, 04/15/2036 90 89
Entergy Texas Inc
1.75%, 03/15/2031 165 144
4.00%, 03/30/2029 150 149
4.50%, 03/30/2039 150 137
Evergy Kansas Central Inc
5.25%, 03/15/2035 100 101
5.70%, 03/15/2053 155 153
Evergy Metro Inc
5.13%, 08/15/2035 100 100
Eversource Energy
1.65%, 08/15/2030 165 145
4.45%, 12/15/2030 100 99
5.13%, 05/15/2033 150 150
Exelon Corp
3.35%, 03/15/2032 100 92
4.45%, 04/15/2046 20 16
4.95%, 03/15/2036 90 87
5.13%, 03/15/2031 100 102
5.15%, 03/15/2029 155 158
5.63%, 06/15/2035 200 205
6.50%, 03/15/2055
(f)
55 56
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Transmission LLC
4.75%, 01/15/2033 100 98
Florida Power & Light Co
3.70%, 12/01/2047 100 75
4.05%, 10/01/2044 175 142
4.40%, 05/15/2028 150 151
4.70%, 02/15/2036 60 58
4.80%, 05/15/2033 110 110
5.10%, 04/01/2033 80 82
5.30%, 06/15/2034 150 154
5.60%, 06/15/2054 150 147
5.69%, 03/01/2040 48 50
5.70%, 03/15/2055 125 124

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Georgia Power Co
4.30%, 03/15/2042 $ 228 $ 197
4.55%, 03/15/2030 130 131
4.65%, 05/16/2028 150 151
4.70%, 05/15/2032 185 185
5.50%, 10/01/2055 100 96
Iberdrola International BV
6.75%, 07/15/2036 128 144
Interstate Power and Light Co
2.30%, 06/01/2030 40 37
4.10%, 09/26/2028 300 298
5.60%, 06/29/2035 55 56
5.60%, 10/01/2055 105 100
Jersey Central Power & Light Co
4.40%, 01/15/2031
(e)
105 103
Kentucky Utilities Co
3.30%, 06/01/2050 155 104
5.85%, 08/15/2055 105 104
MidAmerican Energy Co
3.15%, 04/15/2050 165 109
3.65%, 04/15/2029 150 147
4.25%, 07/15/2049 150 120
5.30%, 02/01/2055 150 139
Mississippi Power Co
4.25%, 03/15/2042 100 84
National Rural Utilities Cooperative Finance Corp
2.40%, 03/15/2030 105 97
4.05%, 02/09/2029 90 89
4.12%, 09/16/2027 135 135
4.15%, 08/25/2028 105 105
4.15%, 12/15/2032 90 87
4.80%, 03/15/2028 115 116
5.00%, 02/07/2031 150 153
5.15%, 06/15/2029 150 153
Nevada Power Co
2.40%, 05/01/2030 200 184
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 185
2.25%, 06/01/2030 100 91
2.75%, 11/01/2029 115 109
4.40%, 03/01/2031 90 89
4.69%, 09/01/2027 50 50
4.90%, 02/28/2028 150 151
4.90%, 03/15/2029 155 157
5.00%, 07/15/2032 90 91
5.05%, 03/15/2030 125 127
5.25%, 03/15/2034 155 157
5.25%, 02/28/2053 150 135
5.45%, 03/15/2035 125 127
5.65%, 05/01/2079
(f)
250 250
3 Month USD LIBOR + 3.16%
6.50%, 08/15/2055
(f)
125 129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.90%, 03/01/2050 80 52
3.40%, 08/15/2042 100 77
5.10%, 05/15/2053 150 137
5.35%, 11/01/2039 82 82
5.65%, 05/15/2055 110 108
NSTAR Electric Co
4.55%, 06/01/2052 95 79
4.95%, 09/15/2052 80 71
5.20%, 03/01/2035 125 126
5.40%, 06/01/2034 150 153
Ohio Power Co
1.63%, 01/15/2031 150 130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oncor Electric Delivery Co LLC
4.15%, 06/01/2032 $ 90 $ 87
4.30%, 05/15/2028 250 250
4.55%, 09/15/2032 115 114
4.60%, 06/01/2052 95 78
4.65%, 11/01/2029 135 136
5.25%, 09/30/2040 51 50
5.55%, 06/15/2054 130 124
Pacific Gas and Electric Co
2.10%, 08/01/2027 375 363
2.50%, 02/01/2031 320 287
3.30%, 08/01/2040 160 120
3.50%, 08/01/2050 390 258
4.20%, 06/01/2041 190 153
5.05%, 10/15/2032 80 79
5.20%, 05/01/2036 90 88
5.70%, 03/01/2035 125 127
5.80%, 05/15/2034 155 159
5.90%, 06/15/2032 150 155
5.90%, 10/01/2054 135 126
6.10%, 01/15/2029 150 155
6.75%, 01/15/2053 150 156
PacifiCorp
2.90%, 06/15/2052 95 54
5.30%, 02/15/2031 155 157
5.35%, 12/01/2053 155 133
5.50%, 05/15/2054 150 131
6.25%, 10/15/2037 92 95
PECO Energy Co
2.80%, 06/15/2050 125 77
4.38%, 08/15/2052 115 93
4.60%, 05/15/2052 55 46
4.88%, 09/15/2035 105 104
4.90%, 06/15/2033
(d)
75 75
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 52
3.95%, 06/01/2047 150 117
4.85%, 02/15/2034 80 80
5.00%, 05/15/2033 155 157
Progress Energy Inc
7.75%, 03/01/2031 136 153
Public Service Co of Colorado
1.88%, 06/15/2031 155 135
4.50%, 06/01/2052 60 49
5.15%, 09/15/2035 105 105
5.25%, 04/01/2053 110 100
5.35%, 05/15/2034 105 107
5.85%, 05/15/2055 100 99
Public Service Co of New Hampshire
4.40%, 07/01/2028 105 105
Public Service Co of Oklahoma
5.20%, 01/15/2035 80 80
5.25%, 01/15/2033 75 76
Public Service Electric and Gas Co
3.00%, 05/15/2027 200 197
3.15%, 01/01/2050 160 106
4.20%, 01/01/2031 95 94
4.85%, 08/01/2034 70 69
4.90%, 08/15/2035 90 89
5.30%, 08/01/2054 70 65
5.45%, 08/01/2053 155 149
Public Service Enterprise Group Inc
4.90%, 03/15/2030 60 61
5.88%, 10/15/2028 150 155
6.13%, 10/15/2033 75 79

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Puget Sound Energy Inc
3.25%, 09/15/2049 $ 60 $ 40
5.60%, 09/15/2055 105 102
5.80%, 03/15/2040 151 154
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 150
3.32%, 04/15/2050 155 104
3.70%, 03/15/2052 195 139
Sempra
4.00%, 02/01/2048 200 149
6.00%, 10/15/2039 112 114
6.55%, 04/01/2055
(f)
170 169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 160 145
2.85%, 08/01/2029
(d)
125 118
3.45%, 02/01/2052 200 131
3.65%, 02/01/2050 160 110
4.00%, 04/01/2047 225 167
4.70%, 06/01/2027 90 90
5.30%, 03/01/2028 155 157
5.45%, 06/01/2031 75 77
5.45%, 03/01/2035 130 130
5.50%, 03/15/2040 102 98
5.65%, 10/01/2028 150 154
5.70%, 03/01/2053 155 142
5.85%, 11/01/2027 80 81
5.90%, 03/01/2055 95 91
5.95%, 02/01/2038 97 98
Southern Co/The
1.75%, 03/15/2028 190 181
5.20%, 06/15/2033 150 152
5.50%, 03/15/2029 150 155
5.70%, 10/15/2032 60 63
Southern Power Co
4.90%, 10/01/2035 85 82
Southwestern Electric Power Co
4.10%, 09/15/2028 200 199
6.20%, 03/15/2040 51 53
Southwestern Public Service Co
6.00%, 06/01/2054 80 81
Tampa Electric Co
3.45%, 03/15/2051 185 128
4.35%, 05/15/2044 200 167
Tucson Electric Power Co
1.50%, 08/01/2030 130 114
Union Electric Co
2.15%, 03/15/2032 190 166
5.55%, 03/15/2056 90 87
Virginia Electric and Power Co
2.30%, 11/15/2031 195 172
2.95%, 11/15/2051 190 117
3.75%, 05/15/2027 115 114
4.20%, 05/15/2045 150 120
5.05%, 08/15/2034 40 40
5.45%, 04/01/2053 125 117
5.55%, 08/15/2054 40 38
5.60%, 09/15/2055 60 57
5.70%, 03/15/2056 185 178
6.00%, 05/15/2037 77 81
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 158
2.20%, 12/15/2028 100 94
Wisconsin Electric Power Co
4.15%, 10/15/2030 100 99
4.75%, 09/30/2032 60 60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Wisconsin Public Service Corp
4.55%, 12/01/2029 $ 80 $ 80
Xcel Energy Inc
2.60%, 12/01/2029 115 107
4.60%, 06/01/2032 110 108
4.75%, 03/21/2028 120 121
$ 36,368
Electrical Components & Equipment - 0 .02%
Emerson Electric Co
2.20%, 12/21/2031 400 355
Electronics - 0 .08%
Amphenol Corp
3.90%, 11/15/2028 95 94
4.13%, 11/15/2030 80 79
5.00%, 01/15/2035 265 265
5.05%, 04/05/2027 265 267
5.30%, 11/15/2055 95 89
Honeywell International Inc
1.75%, 09/01/2031 190 165
1.95%, 06/01/2030 155 140
2.70%, 08/15/2029 85 81
Tyco Electronics Group SA
4.88%, 02/09/2036 95 94
7.13%, 10/01/2037 14 16
$ 1,290
Environmental Control - 0 .09%
Republic Services Inc
2.30%, 03/01/2030 170 157
5.00%, 11/15/2029 150 153
5.00%, 04/01/2034 150 152
5.15%, 03/15/2035 60 61
Waste Connections Inc
4.20%, 01/15/2033 175 169
Waste Management Inc
2.00%, 06/01/2029 50 47
4.15%, 04/15/2032 95 93
4.63%, 02/15/2033 75 75
4.65%, 03/15/2030 70 71
4.88%, 02/15/2029 155 158
4.95%, 07/03/2031 150 153
4.95%, 03/15/2035 135 135
5.35%, 10/15/2054 135 129
$ 1,553
Finance - Mortgage Loan/Banker - 0 .26%
Fannie Mae
0.75%, 10/08/2027 250 239
0.88%, 08/05/2030 230 202
5.63%, 07/15/2037 100 109
6.63%, 11/15/2030 302 336
7.13%, 01/15/2030 199 221
7.25%, 05/15/2030 280 316
Federal Home Loan Banks
3.25%, 11/16/2028 500 493
3.50%, 09/09/2027 160 160
3.50%, 10/04/2027 205 204
3.50%, 03/03/2028 180 179
3.88%, 06/04/2027 225 225
4.00%, 06/30/2028 170 171
4.75%, 04/09/2027 300 303
5.50%, 07/15/2036 250 272
Freddie Mac
6.25%, 07/15/2032 231 258
6.75%, 03/15/2031 577 648
$ 4,336
Food - 0 .34%
Campbell's Company/The
4.15%, 03/15/2028 160 158

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Conagra Brands Inc
4.85%, 11/01/2028 $ 100 $ 100
5.30%, 11/01/2038 120 112
5.40%, 11/01/2048 120 102
General Mills Inc
2.25%, 10/14/2031 170 149
4.88%, 01/30/2030 135 136
4.95%, 03/29/2033 155 153
5.50%, 10/17/2028 145 149
Hershey Co/The
3.38%, 08/15/2046 350 256
J M Smucker Co/The
5.90%, 11/15/2028 130 134
6.50%, 11/15/2043 265 276
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
5.50%, 01/15/2036 105 105
5.63%, 03/10/2037
(e),(i)
90 90
5.75%, 04/01/2033 126 130
6.25%, 03/01/2056 105 103
6.38%, 02/25/2055 130 129
6.38%, 04/15/2066 105 103
6.50%, 12/01/2052 150 152
6.75%, 03/15/2034 140 154
Kellanova
2.10%, 06/01/2030 160 146
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 30
Kroger Co/The
1.70%, 01/15/2031 95 83
3.70%, 08/01/2027 150 149
4.45%, 02/01/2047 55 45
5.00%, 09/15/2034 210 207
5.15%, 08/01/2043 150 139
5.40%, 07/15/2040 25 24
5.50%, 09/15/2054 210 195
5.65%, 09/15/2064 140 130
McCormick & Co Inc/MD
1.85%, 02/15/2031 190 166
Mondelez International Inc
1.50%, 02/04/2031
(d)
105 91
2.63%, 09/04/2050 300 176
4.25%, 05/06/2028 105 105
4.50%, 05/06/2030 105 105
4.75%, 08/28/2034 70 68
Sysco Corp
2.40%, 02/15/2030 135 124
2.45%, 12/14/2031 115 100
4.50%, 04/01/2046 150 121
4.85%, 10/01/2045 175 149
5.38%, 09/21/2035 200 200
5.40%, 03/23/2035 125 124
5.75%, 01/17/2029 75 77
Tyson Foods Inc
4.55%, 06/02/2047 250 210
4.95%, 02/20/2036 90 88
$ 5,743
Forest Products & Paper - 0 .04%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 57
International Paper Co
4.80%, 06/15/2044 223 190
Suzano Austria GmbH
2.50%, 09/15/2028 90 85
5.00%, 01/15/2030 300 296
Suzano Netherlands BV
5.50%, 01/15/2036 75 73
$ 701
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .15%
Atmos Energy Corp
1.50%, 01/15/2031 $ 165 $ 144
3.38%, 09/15/2049 165 113
4.13%, 10/15/2044 100 83
5.45%, 01/15/2056 100 95
5.75%, 10/15/2052 105 104
5.90%, 11/15/2033 75 80
6.20%, 11/15/2053 110 116
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 146
4.40%, 07/01/2032 90 88
5.25%, 03/01/2028 75 76
NiSource Inc
3.60%, 05/01/2030 150 145
5.00%, 06/15/2052 180 156
5.25%, 03/30/2028 60 61
5.35%, 07/15/2035 105 106
5.40%, 06/30/2033 75 77
5.85%, 04/01/2055 105 102
Southern California Gas Co
2.55%, 02/01/2030 160 150
5.05%, 09/01/2034 70 70
5.45%, 06/15/2035 105 107
5.75%, 06/01/2053 150 146
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 145
3.15%, 09/30/2051 100 64
5.10%, 09/15/2035 105 104
$ 2,478
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 370 338
2.75%, 11/15/2050 175 99
$ 437
Healthcare - Products - 0 .36%
Abbott Laboratories
3.70%, 03/09/2029 185 183
4.00%, 03/15/2031 185 182
4.30%, 03/15/2033 185 181
4.65%, 03/15/2036 185 181
4.75%, 11/30/2036 40 39
4.75%, 03/15/2038 90 87
4.90%, 11/30/2046 300 275
5.30%, 05/27/2040 200 203
5.50%, 03/15/2056 185 181
5.60%, 03/15/2066 185 180
Agilent Technologies Inc
2.10%, 06/04/2030 160 145
2.30%, 03/12/2031 195 175
Baxter International Inc
1.73%, 04/01/2031 175 146
2.27%, 12/01/2028 195 182
Boston Scientific Corp
2.65%, 06/01/2030 160 149
4.70%, 03/01/2049 17 15
7.38%, 01/15/2040 51 60
Danaher Corp
2.60%, 10/01/2050 165 99
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 146
3.25%, 11/15/2039 155 124
GE HealthCare Technologies Inc
5.50%, 06/15/2035 105 107
5.65%, 11/15/2027 155 158
5.86%, 03/15/2030 155 162
5.91%, 11/22/2032 155 164
6.38%, 11/22/2052 155 165

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/2042 $ 128 $ 117
Medtronic Global Holdings SCA
4.25%, 03/30/2028
(d)
155 155
Medtronic Inc
4.38%, 03/15/2035 335 324
Revvity Inc
1.90%, 09/15/2028 155 146
Stryker Corp
4.10%, 04/01/2043 200 166
4.63%, 03/15/2046 20 17
4.70%, 02/10/2028 125 126
4.85%, 12/08/2028 155 157
5.20%, 02/10/2035 125 127
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 95 84
2.60%, 10/01/2029 80 76
2.80%, 10/15/2041 125 91
4.20%, 03/01/2031 80 79
4.55%, 06/15/2033 90 89
4.79%, 10/07/2035 80 79
4.80%, 11/21/2027 155 157
5.09%, 08/10/2033 175 178
5.40%, 08/10/2043 150 148
5.55%, 02/12/2046 90 89
$ 6,094
Healthcare - Services - 0 .78%
Aetna Inc
6.63%, 06/15/2036 105 113
6.75%, 12/15/2037 112 121
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 185
Centene Corp
4.63%, 12/15/2029 500 475
Cigna Group/The
2.40%, 03/15/2030 398 368
3.20%, 03/15/2040 160 124
3.40%, 03/15/2051 185 125
4.38%, 10/15/2028 450 450
4.80%, 08/15/2038 200 188
4.80%, 07/15/2046 25 22
4.88%, 09/15/2032 105 105
4.90%, 12/15/2048 360 313
5.13%, 05/15/2031 310 316
5.25%, 01/15/2036 105 105
5.60%, 02/15/2054 155 147
6.00%, 01/15/2056 105 105
6.13%, 11/15/2041 16 17
CommonSpirit Health
4.35%, 11/01/2042 200 170
Elevance Health Inc
2.88%, 09/15/2029 120 114
3.13%, 05/15/2050 150 96
3.60%, 03/15/2051 190 132
3.65%, 12/01/2027 150 148
4.38%, 12/01/2047 150 121
4.60%, 09/15/2032 90 89
4.63%, 05/15/2042 30 26
4.65%, 01/15/2043 115 99
4.75%, 02/15/2030 135 136
4.75%, 02/15/2033 150 148
5.20%, 02/15/2035 200 200
5.38%, 06/15/2034 150 152
5.65%, 06/15/2054 150 141
5.70%, 02/15/2055 135 128
6.10%, 10/15/2052 75 75
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
2.38%, 07/15/2031 $ 190 $ 168
3.38%, 03/15/2029 390 378
3.50%, 07/15/2051 190 126
4.38%, 03/15/2042 195 164
5.00%, 03/01/2028 125 126
5.20%, 06/01/2028 150 152
5.45%, 04/01/2031 145 149
5.45%, 09/15/2034 140 141
5.50%, 03/01/2032 125 128
5.50%, 06/01/2033 150 153
5.60%, 04/01/2034 155 158
5.75%, 03/01/2035 125 128
5.95%, 09/15/2054 140 135
6.00%, 04/01/2054 225 217
Humana Inc
2.15%, 02/03/2032 190 163
3.13%, 08/15/2029 85 81
4.95%, 10/01/2044 150 126
5.50%, 03/15/2053 155 134
5.55%, 05/01/2035 110 109
Kaiser Foundation Hospitals
3.27%, 11/01/2049
(d)
230 157
4.15%, 05/01/2047 470 382
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 294
4.70%, 02/01/2045 115 100
Mass General Brigham Inc
3.19%, 07/01/2049 155 105
Quest Diagnostics Inc
2.95%, 06/30/2030 155 145
4.60%, 12/15/2027 85 85
5.00%, 12/15/2034 85 84
UnitedHealth Group Inc
2.75%, 05/15/2040 160 116
2.90%, 05/15/2050 160 100
3.50%, 08/15/2039 200 162
3.70%, 05/15/2027 185 184
3.70%, 08/15/2049 175 126
4.25%, 01/15/2029 305 304
4.25%, 06/15/2048 165 131
4.40%, 06/15/2028 75 75
4.45%, 12/15/2048 120 98
4.60%, 04/15/2027 90 90
4.63%, 07/15/2035 30 29
4.70%, 04/15/2029 70 71
4.75%, 07/15/2045 175 153
4.75%, 05/15/2052 185 156
4.80%, 01/15/2030 165 167
4.95%, 01/15/2032 165 167
5.00%, 04/15/2034 135 135
5.15%, 07/15/2034 165 166
5.20%, 04/15/2063 305 266
5.25%, 02/15/2028 125 127
5.30%, 06/15/2035
(d)
55 56
5.35%, 02/15/2033 145 149
5.50%, 07/15/2044 165 159
5.50%, 04/15/2064 135 124
5.63%, 07/15/2054 165 157
5.88%, 02/15/2053 150 148
5.95%, 06/15/2055 25 25
6.50%, 06/15/2037 77 84
$ 13,267
Home Builders - 0 .01%
DR Horton Inc
1.40%, 10/15/2027 165 158

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0 .67%
Allstate Corp/The
1.45%, 12/15/2030 $ 160 $ 139
5.25%, 03/30/2033 125 128
American International Group Inc
5.13%, 03/27/2033 450 454
5.45%, 05/07/2035 55 56
Aon Corp
2.80%, 05/15/2030 160 149
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 120 107
2.85%, 05/28/2027 95 93
2.90%, 08/23/2051 195 118
5.00%, 09/12/2032 90 91
5.35%, 02/28/2033 75 77
Aon North America Inc
5.15%, 03/01/2029 115 117
5.45%, 03/01/2034 155 158
5.75%, 03/01/2054 75 72
Arch Capital Finance LLC
5.03%, 12/15/2046 250 226
Arch Capital Group US Inc
5.14%, 11/01/2043 375 346
Arthur J Gallagher & Co
4.60%, 12/15/2027 130 130
4.85%, 12/15/2029 65 66
5.15%, 02/15/2035 260 258
5.55%, 02/15/2055 130 121
Athene Holding Ltd
4.13%, 01/12/2028 500 494
6.25%, 04/01/2054 150 138
6.63%, 05/19/2055 105 101
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 190 111
2.85%, 10/15/2050 125 78
4.20%, 08/15/2048 140 114
4.25%, 01/15/2049 100 82
Berkshire Hathaway Inc
4.50%, 02/11/2043
(d)
25 23
Brown & Brown Inc
4.90%, 06/23/2030 45 45
5.25%, 06/23/2032 105 105
5.55%, 06/23/2035 30 30
6.25%, 06/23/2055 20 20
Chubb INA Holdings LLC
4.35%, 11/03/2045 25 21
4.65%, 08/15/2029 70 71
5.00%, 03/15/2034 70 70
6.50%, 05/15/2038 10 11
6.70%, 05/15/2036 150 168
Corebridge Financial Inc
3.85%, 04/05/2029 200 195
3.90%, 04/05/2032 200 188
6.05%, 09/15/2033 150 157
Equitable Holdings Inc
4.35%, 04/20/2028 201 201
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 165 102
3.60%, 08/19/2049 170 122
4.30%, 04/15/2043 125 105
Lincoln National Corp
7.00%, 06/15/2040 47 51
Loews Corp
4.13%, 05/15/2043 200 166
Manulife Financial Corp
5.38%, 03/04/2046
(d)
250 237
Markel Group Inc
3.45%, 05/07/2052 250 164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 $ 50 $ 50
4.55%, 11/08/2027 135 136
4.85%, 11/15/2031 135 136
4.90%, 03/15/2049 100 88
5.00%, 03/15/2035 270 269
5.40%, 09/15/2033 150 155
5.40%, 03/15/2055 135 127
5.70%, 09/15/2053 75 73
6.25%, 11/01/2052 150 157
MetLife Inc
4.05%, 03/01/2045 200 161
4.60%, 05/13/2046 110 95
4.88%, 11/13/2043 20 18
5.25%, 01/15/2054 150 138
5.30%, 12/15/2034 150 153
5.70%, 06/15/2035
(d)
164 172
5.85%, 03/15/2056
(f)
90 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
6.40%, 12/15/2066 288 294
Progressive Corp/The
3.20%, 03/26/2030 160 153
3.70%, 03/15/2052 165 120
4.35%, 04/25/2044 200 169
Prudential Financial Inc
3.70%, 10/01/2050
(f)
165 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 430 308
3.91%, 12/07/2047 177 133
5.20%, 03/14/2035
(d)
125 126
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(f)
200 198
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 95 61
4.00%, 05/30/2047 200 157
5.05%, 07/24/2035 100 100
5.45%, 05/25/2053 185 177
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 58
W R Berkley Corp
4.00%, 05/12/2050 85 64
Willis North America Inc
2.95%, 09/15/2029 55 52
3.88%, 09/15/2049 165 119
5.35%, 05/15/2033 150 152
XL Group Ltd
5.25%, 12/15/2043 400 369
$ 11,291
Internet - 0 .69%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 181
4.20%, 12/06/2047 200 165
4.40%, 12/06/2057 305 250
Alphabet Inc
0.80%, 08/15/2027 330 317
3.70%, 02/15/2029 75 74
3.88%, 11/15/2028 55 55
4.00%, 05/15/2030 95 94
4.10%, 11/15/2030 95 94
4.38%, 11/15/2032 95 95
4.40%, 02/15/2033 185 183
4.70%, 11/15/2035 190 188
4.80%, 02/15/2036 185 184
5.25%, 05/15/2055 165 156
5.30%, 05/15/2065 95 88

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc (continued)
5.35%, 11/15/2045 $ 95 $ 93
5.45%, 11/15/2055 95 92
5.50%, 02/15/2046 90 89
5.65%, 02/15/2056 185 184
5.75%, 02/15/2066 185 183
Amazon.com Inc
2.10%, 05/12/2031 180 161
3.10%, 05/12/2051 365 239
3.15%, 08/22/2027 365 361
3.25%, 05/12/2061 385 239
3.60%, 04/13/2032 190 181
3.88%, 08/22/2037 340 306
3.90%, 11/20/2028 190 189
3.95%, 04/13/2052 190 146
4.00%, 03/13/2029 185 184
4.05%, 08/22/2047 30 24
4.25%, 03/13/2031 370 367
4.35%, 03/20/2033 95 93
4.55%, 03/13/2033 185 183
4.65%, 12/01/2029 280 284
4.65%, 11/20/2035 95 93
4.70%, 12/01/2032 280 283
4.80%, 12/05/2034 30 30
4.88%, 03/13/2036 185 183
4.95%, 12/05/2044 240 224
5.45%, 11/20/2055 95 91
5.55%, 11/20/2065 95 90
5.80%, 03/13/2056 315 315
5.95%, 03/13/2066 185 186
Baidu Inc
2.38%, 10/09/2030 200 184
eBay Inc
2.60%, 05/10/2031 195 176
4.00%, 07/15/2042 100 80
5.95%, 11/22/2027 155 159
Expedia Group Inc
2.95%, 03/15/2031 195 179
Meta Platforms Inc
3.85%, 08/15/2032 170 162
4.20%, 11/15/2030 420 416
4.45%, 08/15/2052 150 118
4.60%, 11/15/2032 385 381
4.75%, 08/15/2034 270 267
4.88%, 11/15/2035 200 196
4.95%, 05/15/2033 150 151
5.40%, 08/15/2054 270 245
5.50%, 11/15/2045 290 275
5.55%, 08/15/2064 135 121
5.60%, 05/15/2053 295 275
5.63%, 11/15/2055 290 272
5.75%, 11/15/2065 290 269
Netflix Inc
4.90%, 08/15/2034 180 181
5.88%, 11/15/2028 180 187
Uber Technologies Inc
4.15%, 01/15/2031 105 103
4.80%, 09/15/2035 105 102
$ 11,716
Investment Companies - 0 .02%
Ares Capital Corp
5.10%, 01/15/2031 105 101
5.50%, 09/01/2030 105 103
Blackstone Private Credit Fund
5.05%, 09/10/2030 210 198
$ 402
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0 .08%
ArcelorMittal SA
6.00%, 06/17/2034
(d)
$ 300 $ 316
Nucor Corp
3.13%, 04/01/2032 195 179
4.30%, 05/23/2027 185 185
Steel Dynamics Inc
5.38%, 08/15/2034 150 151
5.75%, 05/15/2055 80 77
Vale Overseas Ltd
6.13%, 06/12/2033 295 308
6.40%, 06/28/2054 150 152
$ 1,368
Lodging - 0 .07%
Hyatt Hotels Corp
5.25%, 06/30/2029 150 152
Marriott International Inc/MD
2.85%, 04/15/2031 195 178
4.50%, 05/01/2033 65 63
5.00%, 10/15/2027 300 303
5.10%, 05/01/2038 65 62
5.25%, 10/15/2035 35 35
5.35%, 03/15/2035 140 141
5.55%, 10/15/2028 305 313
$ 1,247
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
1.10%, 09/14/2027
(d)
170 163
3.70%, 01/10/2028 190 189
3.95%, 11/14/2028 95 94
4.70%, 11/15/2029 120 122
5.00%, 05/14/2027 150 151
Caterpillar Inc
2.60%, 04/09/2030 150 141
3.25%, 09/19/2049 160 111
3.80%, 08/15/2042 105 87
5.50%, 05/15/2055
(d)
215 215
$ 1,273
Machinery - Diversified - 0 .15%
Deere & Co
3.90%, 06/09/2042 30 25
5.45%, 01/16/2035 130 135
Dover Corp
5.38%, 03/01/2041 77 77
Ingersoll Rand Inc
5.20%, 06/15/2027 150 151
5.31%, 06/15/2031 150 154
John Deere Capital Corp
2.80%, 07/18/2029 185 177
4.15%, 09/15/2027 205 205
4.35%, 09/15/2032 120 119
4.55%, 06/05/2030 215 216
4.85%, 06/11/2029 135 138
4.90%, 06/11/2027 135 136
4.90%, 03/07/2031 150 153
4.95%, 07/14/2028 150 153
5.10%, 04/11/2034 120 122
Otis Worldwide Corp
2.57%, 02/15/2030 160 149
3.36%, 02/15/2050 160 109
5.13%, 09/04/2035 105 105
Rockwell Automation Inc
1.75%, 08/15/2031 135 118
2.80%, 08/15/2061 190 106
$ 2,548

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0 .47%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 $ 210 $ 196
2.30%, 02/01/2032
(d)
145 124
2.80%, 04/01/2031 205 184
3.70%, 04/01/2051 205 127
3.85%, 04/01/2061 145 85
3.90%, 06/01/2052 195 124
4.40%, 12/01/2061 95 61
4.80%, 03/01/2050 145 107
5.75%, 04/01/2048 305 254
6.48%, 10/23/2045 310 286
6.55%, 06/01/2034 150 156
6.70%, 12/01/2055 50 48
Comcast Corp
1.50%, 02/15/2031
(d)
165 143
2.45%, 08/15/2052 165 86
2.65%, 02/01/2030 125 117
2.65%, 08/15/2062 165 82
2.89%, 11/01/2051 282 163
3.25%, 11/01/2039 245 189
3.40%, 07/15/2046 20 14
3.45%, 02/01/2050 215 141
3.55%, 05/01/2028 125 123
3.75%, 04/01/2040 280 227
3.90%, 03/01/2038 150 129
4.00%, 08/15/2047 30 22
4.00%, 03/01/2048 400 294
4.00%, 11/01/2049 20 14
4.15%, 10/15/2028 250 249
4.55%, 01/15/2029 125 126
4.80%, 05/15/2033 290 288
4.95%, 05/15/2032 105 106
5.30%, 06/01/2034 110 112
5.35%, 05/15/2053 400 354
5.50%, 11/15/2032
(d)
120 125
5.65%, 06/15/2035 20 21
5.65%, 06/01/2054 95 88
6.05%, 05/15/2055
(d)
105 104
7.05%, 03/15/2033 15 17
Fox Corp
5.48%, 01/25/2039 200 193
5.58%, 01/25/2049 125 115
6.50%, 10/13/2033 105 113
NBCUniversal Media LLC
4.45%, 01/15/2043 10 8
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 108
Time Warner Cable LLC
5.50%, 09/01/2041 170 146
5.88%, 11/15/2040 20 18
6.55%, 05/01/2037 176 177
6.75%, 06/15/2039 77 76
7.30%, 07/01/2038 300 314
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 79
7.00%, 03/01/2032 51 57
Walt Disney Co/The
2.65%, 01/13/2031 200 186
2.75%, 09/01/2049 325 201
3.50%, 05/13/2040 160 131
3.60%, 01/13/2051 160 116
4.00%, 03/14/2031 90 89
4.63%, 03/14/2036 90 87
4.63%, 03/23/2040 120 112
4.75%, 11/15/2046 115 102
4.95%, 10/15/2045 175 161
6.20%, 12/15/2034 154 170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The (continued)
6.40%, 12/15/2035 $ 98 $ 109
$ 7,954
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
4.38%, 06/15/2045 250 212
Mining - 0 .16%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 351
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 92
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 125 106
5.00%, 02/21/2030 130 132
5.00%, 02/15/2036 105 105
5.00%, 09/30/2043 150 140
5.25%, 09/08/2030 150 154
5.50%, 09/08/2053 150 145
Newmont Corp
2.60%, 07/15/2032 140 127
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 83
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 163 150
4.88%, 03/14/2030 225 229
5.00%, 03/09/2033 155 157
5.25%, 03/14/2035 120 122
5.75%, 03/14/2055 100 100
Southern Copper Corp
5.88%, 04/23/2045 350 346
6.75%, 04/16/2040 128 139
$ 2,678
Miscellaneous Manufacturers - 0 .13%
3M Co
2.38%, 08/26/2029 500 469
5.15%, 03/15/2035 80 80
Eaton Corp
3.10%, 09/15/2027 325 320
4.00%, 11/02/2032
(d)
100 97
4.15%, 03/15/2033 150 146
4.15%, 11/02/2042 50 43
5.45%, 03/06/2056 200 194
Parker-Hannifin Corp
4.25%, 09/15/2027 255 255
4.50%, 09/15/2029 355 357
Teledyne Technologies Inc
2.25%, 04/01/2028 190 182
$ 2,143
Oil & Gas - 0 .79%
BP Capital Markets America Inc
1.75%, 08/10/2030 115 103
2.72%, 01/12/2032 100 90
2.77%, 11/10/2050 215 132
3.00%, 02/24/2050 160 103
3.00%, 03/17/2052 195 123
3.54%, 04/06/2027 135 134
3.59%, 04/14/2027 30 30
4.70%, 04/10/2029 155 157
4.81%, 02/13/2033 150 151
4.89%, 09/11/2033 150 151
4.97%, 10/17/2029 110 112
4.99%, 04/10/2034 155 156
5.02%, 11/17/2027 200 203
5.23%, 11/17/2034 150 153
BP Capital Markets PLC
3.72%, 11/28/2028 40 39

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Canadian Natural Resources Ltd
3.85%, 06/01/2027 $ 205 $ 204
4.95%, 06/01/2047 20 17
5.00%, 12/15/2029 40 41
6.25%, 03/15/2038 250 263
Chevron Corp
2.00%, 05/11/2027 160 157
Chevron USA Inc
1.02%, 08/12/2027 165 159
4.05%, 08/13/2028 100 100
4.30%, 10/15/2030 89 89
4.69%, 04/15/2030 125 127
4.82%, 04/15/2032 100 102
4.85%, 10/15/2035
(d)
100 100
ConocoPhillips Co
3.80%, 03/15/2052 135 99
4.03%, 03/15/2062 169 122
4.30%, 11/15/2044 420 352
4.70%, 01/15/2030 130 131
5.00%, 01/15/2035 130 130
5.05%, 09/15/2033 150 152
5.50%, 01/15/2055 130 124
5.55%, 03/15/2054 155 149
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.20%, 09/15/2034 105 105
5.60%, 07/15/2041 225 217
5.75%, 09/15/2054 105 99
Diamondback Energy Inc
5.15%, 01/30/2030 110 112
5.20%, 04/18/2027 70 71
5.40%, 04/18/2034 240 244
5.75%, 04/18/2054 180 170
EOG Resources Inc
4.40%, 07/15/2028 55 55
4.40%, 01/15/2031 95 94
5.35%, 01/15/2036 105 107
5.65%, 12/01/2054
(d)
135 132
5.95%, 07/15/2055 105 107
Equinor ASA
3.00%, 04/06/2027 175 173
3.25%, 11/18/2049 285 196
3.63%, 04/06/2040 145 121
4.25%, 06/02/2028 225 226
Exxon Mobil Corp
2.44%, 08/16/2029 75 71
2.61%, 10/15/2030 150 140
3.00%, 08/16/2039 150 119
3.10%, 08/16/2049 110 74
3.45%, 04/15/2051 215 153
4.23%, 03/19/2040 155 140
Hess Corp
5.60%, 02/15/2041 51 52
7.13%, 03/15/2033 221 252
7.30%, 08/15/2031 25 28
Marathon Petroleum Corp
5.00%, 09/15/2054 200 168
Occidental Petroleum Corp
5.38%, 01/01/2032 105 107
6.05%, 10/01/2054 105 102
6.45%, 09/15/2036 295 315
6.63%, 09/01/2030 210 226
Phillips 66
2.15%, 12/15/2030 410 368
5.88%, 05/01/2042 128 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66 Co
4.95%, 12/01/2027 $ 155 $ 156
5.25%, 06/15/2031 135 138
5.50%, 03/15/2055 135 124
Pioneer Natural Resources Co
1.90%, 08/15/2030 165 148
2.15%, 01/15/2031 190 171
Shell Finance US Inc
2.38%, 11/07/2029 155 145
2.75%, 04/06/2030 200 188
3.13%, 11/07/2049
(e)
155 103
3.25%, 04/06/2050 100 68
4.00%, 05/10/2046 245 194
4.13%, 11/06/2030 75 74
4.38%, 05/11/2045 245 208
4.55%, 08/12/2043 35 31
4.75%, 01/06/2036 95 93
5.50%, 03/25/2040
(e)
25 25
6.38%, 12/15/2038
(e)
43 47
Shell International Finance BV
3.63%, 08/21/2042 100 79
Suncor Energy Inc
3.75%, 03/04/2051 190 133
4.00%, 11/15/2047 90 68
6.80%, 05/15/2038 7 8
6.85%, 06/01/2039 5 6
TotalEnergies Capital International SA
2.83%, 01/10/2030 40 38
3.13%, 05/29/2050 125 83
3.39%, 06/29/2060 170 109
3.46%, 07/12/2049 85 60
TotalEnergies Capital SA
5.15%, 04/05/2034 130 133
5.28%, 09/10/2054 135 126
5.43%, 09/10/2064 135 126
5.49%, 04/05/2054 130 125
TotalEnergies Capital USA LLC
4.25%, 01/13/2031 95 94
4.86%, 01/13/2036 95 94
Valero Energy Corp
2.80%, 12/01/2031 395 356
4.00%, 06/01/2052
(d)
195 142
6.63%, 06/15/2037 234 256
7.50%, 04/15/2032 15 17
Woodside Finance Ltd
5.40%, 05/19/2030 105 107
6.00%, 05/19/2035 105 109
$ 13,318
Oil & Gas Services - 0 .07%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 155 149
3.34%, 12/15/2027 165 163
4.08%, 12/15/2047 170 133
4.65%, 06/15/2033 90 89
Halliburton Co
4.50%, 11/15/2041 51 44
4.85%, 11/15/2035 275 267
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 150
3.95%, 12/01/2042 200 157
$ 1,164
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
5.13%, 03/12/2036 90 88

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Packaging Corp of America
3.00%, 12/15/2029 $ 310 $ 295
3.05%, 10/01/2051 165 103
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 265 267
$ 753
Pharmaceuticals - 1 .36%
AbbVie Inc
3.20%, 11/21/2029 350 337
3.78%, 03/03/2028 90 89
4.05%, 11/21/2039 260 228
4.25%, 11/21/2049 300 243
4.30%, 05/14/2036 170 161
4.40%, 03/15/2033 90 88
4.40%, 11/06/2042 200 176
4.45%, 05/14/2046 280 240
4.50%, 05/14/2035 300 290
4.63%, 10/01/2042 100 90
4.75%, 03/15/2045 235 210
4.80%, 03/15/2029 155 157
4.88%, 11/14/2048 210 188
4.95%, 03/15/2031 230 235
5.05%, 03/15/2034 115 117
5.20%, 03/15/2035 125 127
5.40%, 03/15/2054 90 86
5.60%, 03/15/2055 125 123
5.65%, 03/15/2066 90 88
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 186
4.85%, 02/26/2029 155 158
4.88%, 03/03/2028 130 132
4.88%, 03/03/2033 130 132
AstraZeneca PLC
4.00%, 09/18/2042 125 105
4.38%, 11/16/2045 90 78
4.38%, 08/17/2048 90 77
6.45%, 09/15/2037 164 183
Becton Dickinson & Co
1.96%, 02/11/2031 190 168
2.82%, 05/20/2030 160 149
3.70%, 06/06/2027 150 149
Bristol-Myers Squibb Co
2.95%, 03/15/2032 130 119
3.25%, 08/01/2042 150 113
3.55%, 03/15/2042 125 99
3.70%, 03/15/2052 150 108
4.13%, 06/15/2039 230 205
4.25%, 10/26/2049 215 173
4.35%, 11/15/2047 150 124
5.20%, 02/22/2034 155 159
5.50%, 02/22/2044 155 152
5.55%, 02/22/2054 265 255
5.75%, 02/01/2031
(d)
150 158
Cardinal Health Inc
3.41%, 06/15/2027 200 198
4.50%, 09/15/2030 100 99
4.60%, 03/15/2043 100 86
Cencora Inc
4.25%, 11/15/2030 90 88
4.90%, 02/13/2036 90 88
CVS Health Corp
1.30%, 08/21/2027 165 158
1.75%, 08/21/2030 165 146
1.88%, 02/28/2031 185 161
3.25%, 08/15/2029 170 163
4.30%, 03/25/2028 219 218
4.78%, 03/25/2038 485 447
5.00%, 01/30/2029 150 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp (continued)
5.00%, 09/15/2032 $ 100 $ 100
5.05%, 03/25/2048 880 755
5.13%, 07/20/2045 370 325
5.25%, 02/21/2033 150 152
5.30%, 06/01/2033 150 151
5.30%, 12/05/2043 25 23
5.55%, 06/01/2031 150 155
5.63%, 02/21/2053 150 137
5.70%, 06/01/2034 150 154
5.88%, 06/01/2053 295 279
6.25%, 09/15/2065 100 98
Eli Lilly & Co
3.95%, 03/15/2049 200 157
4.00%, 10/15/2028 105 105
4.55%, 02/12/2028 125 126
4.55%, 10/15/2032 105 105
4.60%, 08/14/2034 210 208
4.70%, 02/09/2034 155 155
4.75%, 02/12/2030 95 97
4.88%, 02/27/2053 115 103
5.00%, 02/09/2054 155 141
5.05%, 08/14/2054 210 193
5.60%, 02/12/2065 255 250
5.65%, 10/15/2065 90 88
GlaxoSmithKline Capital Inc
4.50%, 04/15/2030 120 121
4.88%, 04/15/2035 60 60
5.38%, 04/15/2034 500 519
Johnson & Johnson
3.63%, 03/03/2037 20 18
3.70%, 03/01/2046 225 179
4.55%, 03/01/2028 90 91
4.80%, 06/01/2029 255 261
4.95%, 06/01/2034 130 135
McKesson Corp
4.65%, 05/30/2030 105 106
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 216
Merck & Co Inc
1.70%, 06/10/2027 170 166
2.15%, 12/10/2031 190 168
2.35%, 06/24/2040 135 96
3.60%, 09/15/2042 100 79
3.70%, 02/10/2045 10 8
3.85%, 09/15/2027 105 105
3.85%, 03/15/2029
(d)
190 189
3.90%, 03/07/2039 115 101
4.00%, 03/07/2049 170 133
4.15%, 09/15/2030 105 104
4.15%, 05/18/2043 200 169
4.45%, 12/04/2032 95 94
4.50%, 05/17/2033 145 145
4.75%, 12/04/2035 95 93
4.95%, 09/15/2035 105 105
5.00%, 05/17/2053 295 266
5.55%, 12/04/2055 95 92
5.70%, 12/04/2065 95 92
Novartis Capital Corp
3.80%, 09/18/2029 110 109
4.10%, 03/16/2029 90 90
4.10%, 11/05/2030 95 94
4.20%, 09/18/2034
(d)
110 106
4.30%, 11/05/2032 95 94
4.40%, 03/18/2031 180 180
4.40%, 05/06/2044 175 153
4.60%, 03/18/2033 90 90
4.60%, 11/05/2035 95 93

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Novartis Capital Corp (continued)
4.70%, 09/18/2054 $ 110 $ 96
5.20%, 11/05/2045 95 91
5.70%, 03/18/2056 180 181
Pfizer Inc
1.70%, 05/28/2030 195 175
2.55%, 05/28/2040 225 163
2.63%, 04/01/2030 160 150
2.70%, 05/28/2050 190 116
4.00%, 03/15/2049 140 109
4.40%, 05/15/2044 30 26
4.50%, 11/15/2032 95 94
5.60%, 11/15/2055 95 93
5.70%, 11/15/2065 95 92
7.20%, 03/15/2039 176 206
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 445 448
4.65%, 05/19/2030 295 297
4.75%, 05/19/2033 445 443
5.11%, 05/19/2043 145 137
5.30%, 05/19/2053 225 209
5.34%, 05/19/2063 295 268
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 200 182
3.18%, 07/09/2050 200 131
5.30%, 07/05/2034 295 298
Takeda US Financing Inc
5.90%, 07/07/2055 200 199
Utah Acquisition Sub Inc
5.25%, 06/15/2046 170 137
Viatris Inc
2.30%, 06/22/2027 120 116
2.70%, 06/22/2030 160 145
3.85%, 06/22/2040 120 91
4.00%, 06/22/2050 160 105
Wyeth LLC
5.95%, 04/01/2037 91 96
6.50%, 02/01/2034 144 159
Zoetis Inc
2.00%, 05/15/2030 350 318
3.00%, 05/15/2050 175 113
3.95%, 09/12/2047 5 4
4.15%, 08/17/2028 75 75
$ 22,999
Pipelines - 0 .90%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 301
Cheniere Energy Partners LP
5.55%, 10/30/2035 85 87
5.75%, 08/15/2034 300 309
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 262
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 114
Enbridge Inc
2.50%, 08/01/2033 125 106
3.13%, 11/15/2029 155 148
3.40%, 08/01/2051 195 131
4.60%, 06/20/2028 95 95
5.30%, 04/05/2029 150 153
5.55%, 06/20/2035 105 107
5.70%, 03/08/2033 100 104
5.95%, 04/05/2054 150 149
6.70%, 11/15/2053 75 81
Energy Transfer LP
3.75%, 05/15/2030 160 155
4.95%, 01/15/2043 200 173
5.00%, 05/15/2044 175 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP (continued)
5.25%, 04/15/2029 $ 200 $ 204
5.30%, 04/15/2047 15 13
5.35%, 05/15/2045 15 13
5.55%, 05/15/2034 155 158
5.70%, 04/01/2035 225 231
5.75%, 02/15/2033 80 83
6.05%, 09/01/2054 195 186
6.10%, 12/01/2028 295 307
6.13%, 12/15/2045 300 293
6.25%, 04/15/2049 125 123
6.30%, 01/15/2056 95 94
6.40%, 12/01/2030 145 155
6.50%, 02/01/2042 202 210
Enterprise Products Operating LLC
3.30%, 02/15/2053 65 43
3.70%, 01/31/2051 250 181
4.25%, 02/15/2048 155 125
4.30%, 06/20/2028 75 75
4.60%, 01/15/2031 105 105
4.85%, 01/31/2034 155 155
4.85%, 08/15/2042 150 137
4.85%, 03/15/2044 215 194
4.90%, 05/15/2046 200 179
4.95%, 02/15/2035 110 110
5.20%, 01/15/2036 135 136
5.55%, 02/16/2055 110 106
6.45%, 09/01/2040 177 195
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 100 87
5.00%, 03/01/2043 100 90
6.38%, 03/01/2041 128 135
6.50%, 09/01/2039 112 119
6.95%, 01/15/2038 112 125
7.40%, 03/15/2031 177 198
Kinder Morgan Inc
2.00%, 02/15/2031 150 133
3.25%, 08/01/2050 155 101
3.60%, 02/15/2051 155 107
5.00%, 02/01/2029 155 157
5.05%, 02/15/2046 15 13
5.20%, 06/01/2033 150 152
5.40%, 02/01/2034 155 158
5.55%, 06/01/2045 50 48
5.85%, 06/01/2035 25 26
5.95%, 08/01/2054 140 139
MPLX LP
4.25%, 12/01/2027 100 100
4.50%, 04/15/2038 220 198
4.70%, 04/15/2048 185 150
4.80%, 02/15/2031 100 100
4.90%, 04/15/2058 60 49
5.00%, 01/15/2033 100 99
5.20%, 03/01/2047 165 146
5.20%, 12/01/2047 100 88
5.50%, 06/01/2034 150 152
5.50%, 02/15/2049 170 154
5.95%, 04/01/2055 120 114
6.20%, 09/15/2055 35 34
ONEOK Inc
3.40%, 09/01/2029 100 96
4.25%, 09/24/2027 275 274
4.45%, 09/01/2049 250 197
4.75%, 10/15/2031 260 257
5.40%, 10/15/2035 55 55
5.70%, 11/01/2054 115 105
5.85%, 11/01/2064 115 105

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Inc (continued)
6.05%, 09/01/2033 $ 150 $ 157
6.25%, 10/15/2055 70 69
6.63%, 09/01/2053 155 159
Plains All American Pipeline LP
5.95%, 06/15/2035 130 134
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 162
5.60%, 01/15/2036 105 105
Targa Resources Corp
4.90%, 09/15/2030 55 55
5.20%, 07/01/2027 130 131
5.40%, 07/30/2036 95 94
5.65%, 02/15/2036 55 56
6.13%, 03/15/2033 150 159
6.13%, 05/15/2055 85 83
6.15%, 03/01/2029 150 156
6.50%, 03/30/2034 150 162
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 111
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 299
5.60%, 03/31/2034 300 308
6.10%, 06/01/2040 25 26
7.25%, 08/15/2038 51 58
Western Midstream Operating LP
4.80%, 03/01/2031 95 94
5.45%, 11/15/2034 140 139
6.15%, 04/01/2033 150 157
Williams Cos Inc/The
2.60%, 03/15/2031 150 136
3.50%, 10/15/2051 195 133
3.75%, 06/15/2027 200 198
4.90%, 03/15/2029 155 157
5.10%, 09/15/2045 180 163
5.15%, 03/15/2036 190 187
5.30%, 08/15/2028 100 102
5.30%, 08/15/2052 175 157
5.65%, 03/15/2033 155 160
6.00%, 03/15/2055 105 104
6.30%, 04/15/2040 173 183
$ 15,270
Private Equity - 0 .05%
Brookfield Finance Inc
2.72%, 04/15/2031 190 172
3.50%, 03/30/2051 165 110
3.90%, 01/25/2028 200 198
5.33%, 01/15/2036 100 98
5.68%, 01/15/2035 150 151
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 105
$ 834
Regional Authority - 0 .28%
Province of Alberta Canada
1.30%, 07/22/2030 150 134
3.30%, 03/15/2028 135 133
4.30%, 11/02/2035 100 98
4.50%, 06/26/2029 150 152
Province of British Columbia Canada
1.30%, 01/29/2031 185 162
3.90%, 08/27/2030 160 159
4.20%, 07/06/2033 200 197
4.70%, 01/24/2028 260 264
4.75%, 06/12/2034 100 102
4.80%, 11/15/2028 150 153
4.80%, 06/11/2035 100 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Manitoba Canada
1.50%, 10/25/2028 $ 95 $ 89
4.30%, 07/27/2033 150 149
Province of Ontario Canada
1.13%, 10/07/2030 125 110
2.13%, 01/21/2032 220 196
3.10%, 05/19/2027 155 154
3.70%, 09/17/2029 150 149
3.80%, 01/29/2029 190 189
3.90%, 09/04/2030 105 104
4.20%, 01/18/2029 150 151
4.45%, 11/20/2035 95 94
4.70%, 01/15/2030 260 266
4.85%, 06/11/2035 110 113
Province of Quebec Canada
1.35%, 05/28/2030 180 162
3.63%, 04/13/2028 150 149
3.88%, 01/14/2031
(d)
190 188
4.25%, 09/05/2034 140 137
4.50%, 04/03/2029 305 310
4.50%, 09/08/2033 150 151
4.63%, 08/28/2035 105 105
7.50%, 09/15/2029 64 71
$ 4,693
REITs - 0 .82%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 80 75
2.95%, 03/15/2034 195 165
3.38%, 08/15/2031 115 106
4.90%, 12/15/2030 80 80
5.15%, 04/15/2053 150 130
5.25%, 03/15/2036 90 88
American Homes 4 Rent LP
4.95%, 06/15/2030 75 75
American Tower Corp
1.88%, 10/15/2030 165 146
2.90%, 01/15/2030 160 150
3.70%, 10/15/2049 165 118
4.70%, 12/15/2032 65 64
5.25%, 07/15/2028 150 153
5.35%, 03/15/2035 105 106
5.65%, 03/15/2033 80 83
5.90%, 11/15/2033 75 79
AvalonBay Communities Inc
1.90%, 12/01/2028 200 188
2.30%, 03/01/2030 160 147
4.35%, 12/01/2030 95 94
5.00%, 02/15/2033 80 81
5.00%, 08/01/2035 105 104
5.35%, 06/01/2034 150 154
Boston Properties LP
2.55%, 04/01/2032 155 133
2.90%, 03/15/2030 215 199
COPT Defense Properties LP
2.75%, 04/15/2031 195 177
Crown Castle Inc
2.50%, 07/15/2031 95 84
3.10%, 11/15/2029 150 142
3.25%, 01/15/2051 95 61
3.30%, 07/01/2030 80 75
4.00%, 11/15/2049 110 80
4.90%, 09/01/2029 95 95
5.00%, 01/11/2028 150 151
5.10%, 05/01/2033 145 143
CubeSmart LP
2.00%, 02/15/2031 125 110
2.25%, 12/15/2028 200 189
5.13%, 11/01/2035 95 94

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Digital Realty Trust LP
5.55%, 01/15/2028 $ 120 $ 122
Equinix Europe 2 Financing Corp LLC
4.70%, 03/15/2033 90 88
Equinix Inc
1.80%, 07/15/2027 160 155
2.50%, 05/15/2031 195 174
3.20%, 11/18/2029 260 248
3.40%, 02/15/2052 195 129
ERP Operating LP
2.50%, 02/15/2030 125 116
4.65%, 09/15/2034 105 102
Essex Portfolio LP
1.70%, 03/01/2028 95 90
3.00%, 01/15/2030 170 160
4.00%, 03/01/2029 150 148
5.50%, 04/01/2034 140 142
Extra Space Storage LP
2.20%, 10/15/2030 85 76
2.40%, 10/15/2031 100 87
4.95%, 01/15/2033 100 99
5.40%, 02/01/2034 80 81
5.40%, 06/15/2035 100 100
5.50%, 07/01/2030 150 154
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 163
5.25%, 02/15/2033 100 98
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 148
Healthpeak OP LLC
2.13%, 12/01/2028 165 155
3.00%, 01/15/2030 150 141
5.25%, 12/15/2032 75 75
6.75%, 02/01/2041 75 81
Kilroy Realty LP
2.50%, 11/15/2032 165 134
Kimco Realty OP LLC
2.25%, 12/01/2031 195 172
2.70%, 10/01/2030 165 153
3.70%, 10/01/2049 80 58
4.60%, 02/01/2033 90 88
5.30%, 02/01/2036 105 106
6.40%, 03/01/2034 115 124
Mid-America Apartments LP
1.70%, 02/15/2031 125 109
5.30%, 02/15/2032 150 154
NNN REIT Inc
4.60%, 02/15/2031 105 104
4.80%, 10/15/2048 200 173
Prologis LP
1.75%, 07/01/2030 160 143
2.13%, 04/15/2027 145 142
2.88%, 11/15/2029 75 71
3.00%, 04/15/2050 110 71
4.00%, 09/15/2028 200 199
4.88%, 06/15/2028 150 152
5.25%, 05/15/2035 105 107
5.25%, 03/15/2054 145 135
Public Storage Operating Co
1.85%, 05/01/2028 180 171
5.00%, 07/01/2035
(d)
105 105
5.10%, 08/01/2033 75 77
5.13%, 01/15/2029
(d)
150 154
Realty Income Corp
2.10%, 03/15/2028 95 91
2.20%, 06/15/2028 180 172
3.10%, 12/15/2029 195 186
3.25%, 01/15/2031 85 80
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp (continued)
4.75%, 02/15/2029 $ 155 $ 156
4.85%, 03/15/2030 150 152
4.90%, 07/15/2033 75 75
5.38%, 09/01/2054 140 133
Simon Property Group LP
1.75%, 02/01/2028 190 182
2.45%, 09/13/2029 140 131
2.65%, 02/01/2032 100 89
3.25%, 09/13/2049 140 94
4.25%, 11/30/2046 130 105
4.30%, 01/15/2031 95 94
4.38%, 10/01/2030 100 99
4.75%, 09/26/2034 135 132
6.75%, 02/01/2040 25 28
Store Capital LLC
4.95%, 02/11/2031
(e)
85 84
UDR Inc
3.20%, 01/15/2030 165 157
Ventas Realty LP
3.00%, 01/15/2030 200 188
5.00%, 02/15/2036 95 93
5.10%, 07/15/2032 105 106
5.63%, 07/01/2034 150 154
VICI Properties LP
4.75%, 04/01/2028 55 55
5.13%, 11/15/2031 265 263
Welltower OP LLC
2.75%, 01/15/2032 195 175
4.13%, 03/15/2029 150 149
4.50%, 07/01/2030 105 105
5.13%, 07/01/2035 100 100
Weyerhaeuser Co
7.38%, 03/15/2032 85 95
WP Carey Inc
4.65%, 07/15/2030 100 99
$ 13,975
Retail - 0 .58%
AutoZone Inc
1.65%, 01/15/2031 165 143
3.75%, 06/01/2027 250 248
5.10%, 07/15/2029 300 305
Costco Wholesale Corp
1.38%, 06/20/2027 155 150
Dollar Tree Inc
4.20%, 05/15/2028 185 184
Home Depot Inc/The
1.88%, 09/15/2031 195 171
2.95%, 06/15/2029 220 212
3.50%, 09/15/2056 305 208
3.90%, 06/15/2047 30 23
3.95%, 09/15/2030
(d)
105 104
4.20%, 04/01/2043 260 220
4.25%, 04/01/2046 340 281
4.40%, 03/15/2045 160 136
4.85%, 06/25/2031 170 174
4.88%, 06/25/2027 150 151
4.95%, 06/25/2034 300 302
4.95%, 09/15/2052 160 143
5.30%, 06/25/2054 300 280
Lowe's Cos Inc
1.30%, 04/15/2028 165 155
1.70%, 10/15/2030 165 145
3.00%, 10/15/2050 50 31
3.10%, 05/03/2027 125 123
3.65%, 04/05/2029 125 122
3.70%, 04/15/2046 40 29
3.75%, 04/01/2032 195 185

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe’s Cos Inc (continued)
4.00%, 10/15/2028 $ 155 $ 154
4.05%, 05/03/2047 30 23
4.25%, 04/01/2052 195 149
4.38%, 09/15/2045 300 245
4.85%, 10/15/2035 155 151
5.00%, 04/15/2033 160 161
5.00%, 04/15/2040 160 151
5.63%, 04/15/2053 160 151
5.75%, 07/01/2053 155 149
McDonald's Corp
2.13%, 03/01/2030 160 147
2.63%, 09/01/2029 105 100
3.50%, 07/01/2027 160 159
3.63%, 09/01/2049 115 83
3.70%, 02/15/2042 128 103
4.60%, 05/15/2030 100 101
4.70%, 12/09/2035 25 24
4.88%, 07/15/2040 9 8
4.88%, 12/09/2045 125 111
4.95%, 08/14/2033 150 153
5.00%, 02/13/2036 105 105
5.15%, 09/09/2052 150 136
6.30%, 10/15/2037 262 287
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 74
4.35%, 06/01/2028 300 300
Starbucks Corp
3.00%, 02/14/2032 135 123
4.45%, 08/15/2049 300 245
4.80%, 05/15/2030 120 121
Target Corp
2.35%, 02/15/2030 160 149
2.95%, 01/15/2052 175 110
4.50%, 09/15/2032
(d)
120 121
4.50%, 09/15/2034
(d)
135 131
4.80%, 01/15/2053 150 132
Walmart Inc
1.50%, 09/22/2028 95 90
2.50%, 09/22/2041 195 140
2.95%, 09/24/2049 145 96
3.90%, 04/15/2028 225 225
3.95%, 06/28/2038 185 171
4.10%, 04/28/2027 110 110
4.10%, 04/15/2033 95 94
4.50%, 09/09/2052 235 203
4.90%, 04/28/2035 110 112
$ 9,823
Semiconductors - 0 .71%
Analog Devices Inc
2.10%, 10/01/2031 135 119
4.25%, 06/15/2028 55 55
4.50%, 06/15/2030 55 55
5.30%, 04/01/2054 150 142
Applied Materials Inc
1.75%, 06/01/2030 160 144
4.35%, 04/01/2047 40 34
4.60%, 01/15/2036 100 97
4.80%, 06/15/2029 120 122
5.10%, 10/01/2035
(d)
250 254
Broadcom Inc
1.95%, 02/15/2028 150 144
3.14%, 11/15/2035
(e)
640 544
3.19%, 11/15/2036
(e)
14 12
3.42%, 04/15/2033 460 421
3.47%, 04/15/2034 350 315
3.50%, 02/15/2041 200 160
3.75%, 02/15/2051 50 37
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc (continued)
4.15%, 11/15/2030 $ 121 $ 119
4.20%, 10/15/2030 130 128
4.30%, 11/15/2032 185 180
4.35%, 02/15/2030 210 209
4.55%, 02/15/2032 75 74
4.60%, 07/15/2030 155 156
4.75%, 04/15/2029 370 374
4.80%, 02/15/2036 130 127
5.15%, 11/15/2031 75 77
5.20%, 04/15/2032 255 261
5.20%, 07/15/2035 100 101
5.70%, 01/15/2056 95 94
Intel Corp
2.00%, 08/12/2031 190 164
2.45%, 11/15/2029 310 288
3.05%, 08/12/2051 190 115
3.15%, 05/11/2027 120 118
3.20%, 08/12/2061 190 106
3.25%, 11/15/2049 155 98
3.73%, 12/08/2047 240 168
3.75%, 08/05/2027 175 174
4.00%, 08/05/2029 205 202
4.15%, 08/05/2032 175 167
4.25%, 12/15/2042 200 161
4.60%, 03/25/2040 160 141
4.80%, 10/01/2041 77 67
5.20%, 02/10/2033 130 131
5.60%, 02/21/2054 225 206
5.63%, 02/10/2043 130 123
5.70%, 02/10/2053 255 235
KLA Corp
4.70%, 02/01/2034 155 154
4.95%, 07/15/2052 355 318
Lam Research Corp
1.90%, 06/15/2030 155 140
2.88%, 06/15/2050 235 148
Marvell Technology Inc
2.45%, 04/15/2028 380 365
4.75%, 07/15/2030 45 45
4.88%, 06/22/2028 300 303
5.45%, 07/15/2035 35 36
Micron Technology Inc
2.70%, 04/15/2032 290 262
5.30%, 01/15/2031 90 94
5.80%, 01/15/2035 125 133
6.05%, 11/01/2035 110 119
NVIDIA Corp
1.55%, 06/15/2028 190 180
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 346
3.15%, 05/01/2027 80 79
4.30%, 08/19/2028 100 99
4.40%, 06/01/2027 220 220
QUALCOMM Inc
1.30%, 05/20/2028 101 95
3.25%, 05/20/2027 320 317
4.50%, 05/20/2030 105 106
4.65%, 05/20/2035 115 113
4.80%, 05/20/2045 215 190
6.00%, 05/20/2053 155 158
Texas Instruments Inc
1.75%, 05/04/2030 125 113
4.15%, 05/15/2048 105 85
4.50%, 05/23/2030 105 105

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Texas Instruments Inc (continued)
4.60%, 02/15/2028 $ 150 $ 151
5.00%, 03/14/2053 155 140
5.15%, 02/08/2054 155 144
$ 11,977
Software - 0 .76%
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 170
4.45%, 03/10/2028 230 229
4.55%, 03/10/2029 80 80
4.80%, 03/10/2031 60 60
5.10%, 07/15/2032 130 130
Fiserv Inc
3.50%, 07/01/2029 310 297
4.75%, 03/15/2030 95 94
5.15%, 08/12/2034 45 44
5.25%, 08/11/2035 105 102
5.35%, 03/15/2031 155 157
5.45%, 03/02/2028 365 370
5.63%, 08/21/2033 155 156
Intuit Inc
5.13%, 09/15/2028 150 153
5.50%, 09/15/2053 110 101
Microsoft Corp
2.53%, 06/01/2050 392 235
2.68%, 06/01/2060 459 256
3.45%, 08/08/2036 358 323
Oracle Corp
2.30%, 03/25/2028 385 367
2.88%, 03/25/2031 195 173
2.95%, 04/01/2030 150 137
3.60%, 04/01/2040 150 109
3.60%, 04/01/2050 150 91
3.65%, 03/25/2041 195 139
3.80%, 11/15/2037 250 199
3.90%, 05/15/2035 600 508
3.95%, 03/25/2051 195 124
4.00%, 07/15/2046 430 290
4.10%, 03/25/2061 190 117
4.20%, 09/27/2029 135 131
4.30%, 07/08/2034 315 279
4.38%, 05/15/2055 410 271
4.45%, 09/26/2030 70 67
4.50%, 05/06/2028 130 129
4.55%, 02/04/2029 285 281
4.65%, 05/06/2030 265 259
4.70%, 09/27/2034 135 123
4.80%, 09/26/2032 70 67
4.95%, 02/04/2031 190 186
5.20%, 09/26/2035 140 131
5.25%, 02/03/2032 255 250
5.35%, 05/04/2033 190 185
5.38%, 09/27/2054 135 104
5.50%, 09/27/2064 135 103
5.55%, 02/06/2053 125 100
5.70%, 02/04/2036 190 183
5.88%, 09/26/2045 140 121
5.95%, 09/26/2055 175 147
6.00%, 08/03/2055 255 214
6.13%, 08/03/2065 255 212
6.15%, 11/09/2029 55 57
6.25%, 11/09/2032 115 118
6.55%, 02/04/2046 190 177
6.85%, 02/04/2066 190 175
6.90%, 11/09/2052 115 109
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Roper Technologies Inc
2.95%, 09/15/2029 $ 95 $ 90
4.25%, 09/15/2028 100 99
4.75%, 02/15/2032 85 84
4.90%, 10/15/2034 85 82
5.10%, 09/15/2035 100 97
Salesforce Inc
2.70%, 07/15/2041 190 129
2.90%, 07/15/2051 195 114
4.50%, 03/15/2028 275 275
4.90%, 09/15/2031 185 185
5.20%, 03/15/2033 185 185
5.55%, 03/15/2036 275 274
6.40%, 03/15/2046 185 186
6.55%, 03/15/2056 185 186
Synopsys Inc
4.65%, 04/01/2028 245 246
4.85%, 04/01/2030 120 121
5.15%, 04/01/2035 245 245
5.70%, 04/01/2055 85 81
Take-Two Interactive Software Inc
4.95%, 03/28/2028 150 151
VMware LLC
1.80%, 08/15/2028 285 268
2.20%, 08/15/2031 385 338
$ 12,826
Sovereign - 1 .37%
Canada Government International Bond
3.75%, 04/26/2028 265 265
4.00%, 03/18/2030 200 201
4.63%, 04/30/2029
(d)
305 312
Chile Government International Bond
2.45%, 01/31/2031 270 246
2.55%, 01/27/2032 275 243
3.10%, 05/07/2041 250 189
3.24%, 02/06/2028 200 196
3.86%, 06/21/2047 300 233
4.95%, 01/05/2036 276 273
Export Development Canada
3.75%, 09/07/2027 135 135
3.88%, 02/14/2028
(d)
205 205
4.00%, 06/20/2030 100 100
4.13%, 02/13/2029 205 206
4.75%, 06/05/2034 150 155
Export-Import Bank of Korea
3.75%, 09/22/2030 200 197
4.00%, 09/11/2029 275 275
4.25%, 09/15/2027 200 200
4.50%, 09/15/2032 200 202
5.13%, 09/18/2028 200 205
Indonesia Government International Bond
2.15%, 07/28/2031 200 174
2.85%, 02/14/2030 200 186
3.05%, 03/12/2051 200 125
3.50%, 01/11/2028 200 197
4.20%, 10/15/2050 250 193
4.35%, 02/21/2031 200 195
4.55%, 01/11/2028 200 200
4.75%, 02/11/2029 200 201
4.75%, 09/10/2034 200 192
4.90%, 04/16/2036 200 191
5.10%, 02/10/2054
(d)
200 180
5.15%, 09/10/2054
(d)
200 180
Israel Government AID Bond
5.50%, 09/18/2033 12 13

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government International Bond
3.88%, 07/03/2050 $ 200 $ 141
5.00%, 01/13/2036 200 193
5.38%, 02/19/2030 200 203
5.50%, 03/12/2034 230 233
5.75%, 03/12/2054 230 214
5.88%, 01/13/2056 200 189
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 175
1.88%, 04/15/2031 200 179
2.13%, 02/16/2029 200 190
4.63%, 07/22/2027 260 262
4.63%, 07/19/2028 200 203
4.88%, 10/18/2028 200 204
Japan International Cooperation Agency
4.75%, 05/21/2029 200 204
Korea International Bond
1.00%, 09/16/2030 200 175
3.88%, 09/20/2048 250 211
Mexico Government International Bond
2.66%, 05/24/2031 200 176
3.25%, 04/16/2030 200 186
3.50%, 02/12/2034 200 170
3.75%, 01/11/2028 250 246
3.77%, 05/24/2061 200 119
4.50%, 04/22/2029 300 298
4.50%, 01/31/2050 200 147
4.60%, 02/10/2048 450 338
4.75%, 03/08/2044 276 221
5.38%, 03/22/2033 200 195
5.55%, 01/21/2045 300 268
5.63%, 02/09/2034 200 196
5.85%, 07/02/2032 200 201
6.00%, 05/07/2036 280 278
6.05%, 01/11/2040 134 130
6.13%, 02/09/2038 200 195
6.34%, 05/04/2053 200 186
6.35%, 02/09/2035 200 204
6.40%, 05/07/2054 300 281
6.88%, 05/13/2037 260 272
7.38%, 05/13/2055 260 273
Panama Government International Bond
2.25%, 09/29/2032 200 164
3.30%, 01/19/2033 200 174
3.87%, 07/23/2060 340 221
4.30%, 04/29/2053 200 146
4.50%, 04/16/2050 200 152
5.66%, 02/23/2038 200 192
6.70%, 01/26/2036 224 236
6.85%, 03/28/2054
(d)
200 205
Peruvian Government International Bond
1.86%, 12/01/2032 200 164
2.78%, 01/23/2031 145 132
2.78%, 12/01/2060 180 95
3.30%, 03/11/2041 85 64
3.55%, 03/10/2051 100 68
5.50%, 03/30/2036 110 110
5.63%, 11/18/2050 203 193
5.88%, 08/08/2054 145 140
6.55%, 03/14/2037 126 136
8.75%, 11/21/2033 192 232
Philippine Government International Bond
2.46%, 05/05/2030 250 229
2.65%, 12/10/2045 200 126
3.70%, 02/02/2042 230 183
4.25%, 07/27/2031 200 196
4.75%, 03/05/2035 275 264
5.00%, 07/17/2033 200 199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
(continued)
5.50%, 02/04/2035 $ 200 $ 203
5.50%, 01/17/2048 200 192
5.60%, 05/14/2049 200 193
9.50%, 02/02/2030 300 351
Republic of Italy Government International Bond
2.88%, 10/17/2029 200 191
3.88%, 05/06/2051 200 146
5.38%, 06/15/2033 130 136
Republic of Poland Government International Bond
4.88%, 02/12/2030 320 327
4.88%, 10/04/2033 300 300
5.13%, 09/18/2034 200 201
5.50%, 03/18/2054 210 194
State of Israel
2.50%, 01/15/2030 200 183
3.38%, 01/15/2050 200 129
Svensk Exportkredit AB
3.63%, 03/12/2029 200 198
3.75%, 09/13/2027 275 274
3.75%, 07/29/2030 200 198
4.13%, 06/14/2028 295 296
Tennessee Valley Authority
3.50%, 12/15/2042 100 83
3.88%, 03/15/2028 110 110
4.25%, 09/15/2065 100 82
4.63%, 09/15/2060 140 123
4.88%, 05/15/2035 110 113
5.25%, 09/15/2039 126 132
5.38%, 04/01/2056 79 79
5.88%, 04/01/2036 125 139
Uruguay Government International Bond
4.13%, 11/20/2045 100 85
4.38%, 10/27/2027 133 133
4.98%, 04/20/2055 100 88
5.10%, 06/18/2050 265 243
5.44%, 02/14/2037 115 117
5.75%, 10/28/2034 150 157
$ 23,238
Supranational Bank - 1 .23%
African Development Bank
3.50%, 09/18/2029 150 148
3.63%, 03/03/2031 90 88
3.88%, 06/12/2028 110 110
4.00%, 03/18/2030 125 125
4.13%, 01/22/2036 95 93
4.38%, 03/14/2028 180 182
Asian Development Bank
1.25%, 06/09/2028 100 95
1.50%, 03/04/2031 195 174
1.75%, 09/19/2029 325 303
1.88%, 03/15/2029 190 180
2.75%, 01/19/2028 250 245
3.13%, 08/20/2027 225 223
3.13%, 04/27/2032 165 156
3.63%, 08/28/2029 220 218
3.75%, 04/25/2028 150 150
3.75%, 08/28/2030 125 124
3.88%, 09/28/2032 100 98
3.88%, 06/14/2033 145 142
4.00%, 01/12/2033 150 149
4.13%, 05/30/2030 225 227
4.25%, 01/14/2036 190 189
4.38%, 01/14/2028 130 131
4.38%, 03/06/2029 200 203
4.38%, 03/22/2035 110 111
4.50%, 08/25/2028 215 218

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank (continued)
5.82%, 06/16/2028 $ 15 $ 16
6.38%, 10/01/2028 51 54
Asian Infrastructure Investment Bank/The
3.63%, 09/15/2028 210 209
3.75%, 09/14/2027 160 160
4.13%, 01/18/2029 175 176
4.13%, 01/14/2036 95 93
4.50%, 01/16/2030 125 128
4.50%, 05/21/2035 65 66
Council Of Europe Development Bank
3.63%, 01/26/2028 150 149
4.50%, 01/15/2030 195 199
4.63%, 06/11/2027 150 151
European Bank for Reconstruction & Development
4.13%, 01/25/2029 150 151
4.38%, 03/09/2028 245 247
European Investment Bank
0.63%, 10/21/2027 135 129
1.25%, 02/14/2031 355 313
1.63%, 05/13/2031 120 107
1.75%, 03/15/2029 200 188
2.38%, 05/24/2027 150 148
3.25%, 11/15/2027 165 164
3.63%, 07/15/2030 300 297
3.75%, 11/15/2029
(d)
240 239
3.75%, 03/13/2031 190 188
3.75%, 02/14/2033 305 298
3.88%, 03/15/2028 280 280
3.88%, 06/15/2028 180 180
3.88%, 10/15/2030 210 209
4.00%, 02/15/2029 335 337
4.13%, 02/13/2034 230 228
4.25%, 08/16/2032 220 222
4.25%, 02/08/2036 190 189
4.38%, 10/10/2031 300 305
4.50%, 10/16/2028 305 310
4.50%, 03/14/2030 215 220
4.63%, 02/12/2035 155 159
4.75%, 06/15/2029 305 313
Inter-American Development Bank
0.63%, 09/16/2027 165 158
1.13%, 07/20/2028 195 183
1.13%, 01/13/2031 285 250
2.38%, 07/07/2027 150 147
3.13%, 09/18/2028 125 123
3.50%, 09/14/2029 320 316
3.50%, 04/12/2033 150 143
3.75%, 06/14/2030 225 224
4.00%, 01/12/2028 150 150
4.13%, 02/15/2029 155 156
4.13%, 01/23/2036 190 186
4.38%, 07/17/2034 145 146
4.38%, 07/16/2035 105 105
4.38%, 01/24/2044 50 46
4.50%, 02/15/2030 260 266
4.50%, 09/13/2033 100 102
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 215 205
0.75%, 08/26/2030 210 183
1.25%, 02/10/2031 260 229
1.38%, 04/20/2028 305 290
1.63%, 11/03/2031 385 339
1.75%, 10/23/2029 275 256
2.50%, 03/29/2032 255 234
3.13%, 06/15/2027 345 342
3.50%, 07/12/2028 300 298
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development (continued)
3.50%, 10/28/2030 $ 195 $ 191
3.63%, 05/05/2028 110 110
3.63%, 09/21/2029 315 313
3.88%, 10/16/2029 265 265
3.88%, 02/14/2030 305 305
3.88%, 08/28/2034 140 136
4.00%, 07/25/2030 225 226
4.00%, 01/10/2031 300 300
4.00%, 05/06/2032 170 169
4.13%, 03/20/2030 365 368
4.38%, 08/27/2035 210 211
4.50%, 04/10/2031 235 241
4.63%, 08/01/2028 300 305
4.63%, 01/15/2032 260 268
4.75%, 11/14/2033 200 207
International Finance Corp
3.50%, 01/22/2029 95 94
3.88%, 07/02/2030 200 200
4.25%, 07/02/2029 200 202
4.50%, 01/21/2028 140 142
4.50%, 07/13/2028 120 122
Nordic Investment Bank
3.38%, 09/08/2027 325 323
4.25%, 02/28/2029 200 202
$ 20,881
Telecommunications - 1 .02%
America Movil SAB de CV
4.38%, 04/22/2049 250 205
6.13%, 03/30/2040 102 106
6.38%, 03/01/2035 200 217
AT&T Inc
1.65%, 02/01/2028 155 148
2.30%, 06/01/2027 235 230
2.75%, 06/01/2031 310 283
3.10%, 02/01/2043 240 173
3.50%, 09/15/2053 629 412
3.55%, 09/15/2055 533 347
3.65%, 06/01/2051 395 271
3.65%, 09/15/2059 757 491
4.10%, 02/15/2028 81 81
4.30%, 12/15/2042 221 183
4.35%, 03/01/2029 300 300
4.35%, 06/15/2045 260 210
4.40%, 04/30/2031 190 188
4.50%, 03/09/2048 290 234
4.75%, 04/30/2033 95 94
4.90%, 11/01/2035 100 98
5.38%, 08/15/2035 105 106
5.40%, 02/15/2034 295 302
5.55%, 11/01/2045 205 194
5.85%, 04/30/2046 95 93
6.05%, 08/15/2056 105 103
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 155 155
British Telecommunications PLC
9.62%, 12/15/2030 327 391
Cisco Systems Inc
4.95%, 02/24/2032 225 230
5.05%, 02/26/2034 305 309
5.30%, 02/26/2054 305 286
5.50%, 01/15/2040 170 173
Corning Inc
4.38%, 11/15/2057 300 236
4.75%, 03/15/2042 102 92
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 391 449

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Juniper Networks Inc
2.00%, 12/10/2030 $ 185 $ 162
Motorola Solutions Inc
4.85%, 08/15/2030 105 106
5.20%, 08/15/2032 105 106
Orange SA
5.38%, 01/13/2042 102 99
Rogers Communications Inc
3.80%, 03/15/2032 195 182
5.00%, 02/15/2029 155 157
Sprint Capital Corp
6.88%, 11/15/2028 295 312
Telefonica Emisiones SA
5.21%, 03/08/2047 360 313
7.05%, 06/20/2036 545 601
T-Mobile USA Inc
2.05%, 02/15/2028 160 153
2.25%, 11/15/2031 175 154
2.40%, 03/15/2029 155 146
2.55%, 02/15/2031 245 223
3.30%, 02/15/2051 155 101
3.40%, 10/15/2052 200 131
3.75%, 04/15/2027 75 75
3.88%, 04/15/2030 295 287
4.20%, 10/01/2029 135 134
4.38%, 04/15/2040 150 132
4.50%, 04/15/2050 145 117
4.80%, 07/15/2028 150 151
4.95%, 03/15/2028 90 91
4.95%, 11/15/2035 90 88
5.00%, 02/15/2036 95 94
5.05%, 07/15/2033 150 151
5.13%, 05/15/2032 130 132
5.15%, 04/15/2034 155 156
5.20%, 01/15/2033 125 127
5.25%, 06/15/2055 135 120
5.50%, 01/15/2055 155 142
5.65%, 01/15/2053 135 128
5.70%, 01/15/2056 100 95
5.75%, 01/15/2034 75 78
5.75%, 01/15/2054 150 144
6.00%, 06/15/2054 75 74
Verizon Communications Inc
1.50%, 09/18/2030 225 197
1.68%, 10/30/2030 223 197
1.75%, 01/20/2031 205 180
2.10%, 03/22/2028 290 278
2.55%, 03/21/2031 385 350
2.65%, 11/20/2040 135 95
2.88%, 11/20/2050 360 218
2.99%, 10/30/2056 382 224
3.00%, 11/20/2060 80 46
3.55%, 03/22/2051 385 269
3.70%, 03/22/2061 190 127
3.85%, 11/01/2042 125 100
4.33%, 09/21/2028 325 325
4.40%, 11/01/2034 300 286
4.50%, 08/10/2033 235 228
4.75%, 01/15/2033 95 94
4.81%, 03/15/2039 185 172
5.00%, 01/15/2036 65 64
5.25%, 04/02/2035 120 120
5.75%, 11/30/2045 190 185
5.88%, 11/30/2055 155 151
6.00%, 11/30/2065 95 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
5.63%, 02/10/2053 $ 150 $ 140
5.75%, 06/28/2054 150 142
5.88%, 06/28/2064 150 142
6.15%, 02/27/2037 72 77
$ 17,351
Transportation - 0 .43%
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051 200 135
3.55%, 02/15/2050 115 83
4.45%, 03/15/2043 20 17
4.45%, 01/15/2053 100 82
4.55%, 09/01/2044 15 13
5.15%, 09/01/2043 175 166
5.20%, 04/15/2054 150 138
5.50%, 03/15/2055 150 145
5.80%, 03/15/2056 105 106
Canadian National Railway Co
2.45%, 05/01/2050 65 38
3.65%, 02/03/2048 75 56
3.85%, 08/05/2032 175 167
4.38%, 09/18/2034 110 106
4.75%, 11/12/2035 95 94
Canadian Pacific Railway Co
3.10%, 12/02/2051 190 124
4.80%, 03/30/2030
(d)
85 86
4.80%, 09/15/2035 285 282
5.50%, 03/15/2056 90 86
CSX Corp
2.40%, 02/15/2030 65 60
3.25%, 06/01/2027 40 40
3.35%, 09/15/2049 70 48
3.80%, 03/01/2028 100 99
3.80%, 11/01/2046 30 23
4.30%, 03/01/2048 105 86
4.50%, 11/15/2052 155 129
4.75%, 05/30/2042 137 125
4.90%, 03/15/2055 135 119
5.05%, 06/15/2035 95 95
5.20%, 11/15/2033 150 154
FedEx Corp
3.10%, 08/05/2029 315 302
3.88%, 08/01/2042 100 79
4.40%, 01/15/2047 205 165
4.55%, 04/01/2046 400 333
4.75%, 11/15/2045 130 111
Fedex Freight Holding Co Inc
4.65%, 03/15/2031
(e)
65 64
4.95%, 03/15/2033
(e)
95 93
Norfolk Southern Corp
2.30%, 05/15/2031 195 174
2.55%, 11/01/2029 155 146
3.94%, 11/01/2047 198 151
4.55%, 06/01/2053 70 57
4.84%, 10/01/2041 100 92
5.35%, 08/01/2054 120 112
Ryder System Inc
4.30%, 06/15/2027 55 55
4.95%, 09/01/2029 140 142
Union Pacific Corp
2.38%, 05/20/2031 100 91
2.80%, 02/14/2032 185 168
2.89%, 04/06/2036
(d)
210 176
3.38%, 02/14/2042
(d)
190 147
3.80%, 10/01/2051 182 135
3.80%, 04/06/2071 175 118
3.84%, 03/20/2060 225 159
4.50%, 01/20/2033 80 80

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp (continued)
4.95%, 09/09/2052 $ 80 $ 72
5.60%, 12/01/2054 75 74
United Parcel Service Inc
2.50%, 09/01/2029 125 118
3.40%, 09/01/2049 220 153
4.65%, 10/15/2030
(d)
105 107
4.88%, 11/15/2040 25 24
5.05%, 03/03/2053 110 98
5.15%, 05/22/2034 150 154
5.20%, 04/01/2040 125 123
5.50%, 05/22/2054 150 143
5.95%, 05/14/2055 105 106
6.20%, 01/15/2038 23 25
$ 7,249
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 380 329
5.50%, 06/15/2035 100 101
$ 430
Water - 0 .06%
American Water Capital Corp
2.30%, 06/01/2031 195 174
3.25%, 06/01/2051 195 130
3.75%, 09/01/2047 180 134
4.45%, 06/01/2032 110 108
5.70%, 09/01/2055 45 44
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 170
5.25%, 08/15/2035 105 105
5.30%, 05/01/2052 90 82
5.38%, 01/15/2034 80 81
$ 1,034
TOTAL BONDS $ 473,148
MUNICIPAL BONDS - 0 .55%
Principal
Amount (000's) Value (000's)
California - 0 .17%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 313
California State University
2.98%, 11/01/2051 160 104
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 63
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 159
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 265
San Diego County Water Authority
6.14%, 05/01/2049 260 264
State of California
3.50%, 04/01/2028 165 164
7.30%, 10/01/2039 375 431
7.35%, 11/01/2039 500 577
7.60%, 11/01/2040 180 216
7.63%, 03/01/2040 280 333
$ 2,889
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 376
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 142 152
7.06%, 04/01/2057 186 206
$ 358
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois - 0 .08%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 $ 176 $ 197
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 68 71
County of Cook IL
6.23%, 11/15/2034 102 108
State of Illinois
5.10%, 06/01/2033 873 889
7.35%, 07/01/2035 50 54
$ 1,319
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 28
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
519 544
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 210 232
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 170
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 133
$ 1,079
New York - 0 .05%
City of New York NY
5.52%, 10/01/2037 25 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 70 77
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 270
New York State Dormitory Authority
5.60%, 03/15/2040 20 20
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 335
6.04%, 12/01/2029 50 54
$ 781
Ohio - 0 .00%
American Municipal Power Inc
6.27%, 02/15/2050 64 65
Pennsylvania - 0 .03%
State Public School Building Authority
5.00%, 09/15/2027 482 488
Texas - 0 .11%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 138
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 46
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 78
Dallas County Hospital District
5.62%, 08/15/2044 83 81
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 302
State of Texas
4.68%, 04/01/2040 100 98
5.52%, 04/01/2039 380 389
Texas Department of Transportation State Highway
Fund
5.18%, 04/01/2030 625 636
$ 1,819

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty )
5.70%, 05/01/2026
(j)
$ 90 $ 90
TOTAL MUNICIPAL BONDS $ 9,292
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .58%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .10%
2.00%, 03/01/2032 $ 45 $ 43
2.50%, 10/01/2027 8 8
2.50%, 03/01/2028 27 27
2.50%, 06/01/2028 44 44
2.50%, 06/01/2028 17 17
2.50%, 07/01/2028 33 32
2.50%, 10/01/2028 16 15
2.50%, 10/01/2028 6 6
2.50%, 10/01/2029 52 50
2.50%, 12/01/2029 65 63
2.50%, 09/01/2030 132 128
2.50%, 01/01/2031 149 144
2.50%, 01/01/2031 10 10
2.50%, 02/01/2031 16 16
2.50%, 03/01/2031 46 44
2.50%, 12/01/2031 63 61
2.50%, 12/01/2031 56 54
2.50%, 02/01/2032 74 71
2.50%, 03/01/2032 98 94
2.50%, 11/01/2032 183 175
2.50%, 02/01/2033 46 44
2.50%, 03/01/2033 134 129
2.50%, 03/01/2033 41 39
2.50%, 04/01/2033 63 61
2.50%, 05/01/2033 26 25
2.50%, 06/01/2033 45 43
2.50%, 11/01/2036 45 42
2.50%, 03/01/2043 51 45
3.00%, 01/01/2027 5 5
3.00%, 03/01/2027 4 4
3.00%, 05/01/2027 5 5
3.00%, 10/01/2028 35 34
3.00%, 07/01/2029 51 50
3.00%, 08/01/2029 23 23
3.00%, 10/01/2029 14 14
3.00%, 11/01/2029 25 24
3.00%, 07/01/2030 63 62
3.00%, 09/01/2030 88 87
3.00%, 11/01/2030 15 15
3.00%, 11/01/2030 24 24
3.00%, 01/01/2031 32 31
3.00%, 04/01/2031 78 76
3.00%, 02/01/2032 16 15
3.00%, 05/01/2032 28 27
3.00%, 12/01/2032 122 118
3.00%, 12/01/2032 115 112
3.00%, 01/01/2033 164 159
3.00%, 02/01/2033 95 93
3.00%, 03/01/2033 50 48
3.00%, 04/01/2033 57 55
3.00%, 04/01/2033 45 44
3.00%, 06/01/2033 36 34
3.00%, 09/01/2033 51 49
3.00%, 09/01/2033 57 55
3.00%, 12/01/2034 13 13
3.00%, 01/01/2035 9 9
3.00%, 02/01/2035 14 13
3.00%, 05/01/2035 118 112
3.00%, 02/01/2036 28 26
3.00%, 09/01/2036 29 28
3.00%, 02/01/2037 39 37
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 05/01/2037 $ 39 $ 37
3.00%, 06/01/2037 40 38
3.00%, 07/01/2037 64 60
3.00%, 09/01/2037 14 13
3.00%, 01/01/2043 101 93
3.00%, 01/01/2043 89 81
3.00%, 02/01/2043 437 401
3.00%, 03/01/2043 264 242
3.00%, 05/01/2043 91 84
3.00%, 07/01/2043 258 236
3.00%, 07/01/2043 292 267
3.00%, 08/01/2043 52 47
3.00%, 08/01/2043 36 33
3.00%, 09/01/2043 186 170
3.00%, 10/01/2043 181 166
3.00%, 03/01/2045 158 144
3.00%, 04/01/2045 57 52
3.00%, 06/01/2045 206 186
3.00%, 07/01/2045 121 110
3.00%, 08/01/2045 234 212
3.00%, 12/01/2045 328 298
3.00%, 03/01/2046 140 127
3.00%, 03/01/2046 16 15
3.00%, 04/01/2046 193 175
3.00%, 05/01/2046 50 45
3.00%, 09/01/2046 232 209
3.00%, 10/01/2046 227 206
3.00%, 11/01/2046 404 365
3.00%, 11/01/2046 264 239
3.00%, 11/01/2046 252 227
3.00%, 12/01/2046 297 268
3.00%, 12/01/2046 335 302
3.00%, 01/01/2047 456 409
3.00%, 03/01/2047 459 414
3.00%, 03/01/2048 165 148
3.50%, 12/01/2026 1 1
3.50%, 01/01/2029 19 19
3.50%, 01/01/2032 22 22
3.50%, 03/01/2032 16 16
3.50%, 04/01/2032 17 17
3.50%, 08/01/2032 14 13
3.50%, 09/01/2033 48 47
3.50%, 01/01/2034 17 16
3.50%, 01/01/2035 37 36
3.50%, 02/01/2035 31 30
3.50%, 07/01/2035 57 55
3.50%, 09/01/2035 75 73
3.50%, 04/01/2037 22 21
3.50%, 06/01/2037 42 41
3.50%, 02/01/2042 85 81
3.50%, 04/01/2042 30 28
3.50%, 06/01/2042 73 69
3.50%, 07/01/2042 105 100
3.50%, 07/01/2042 80 76
3.50%, 08/01/2042 98 93
3.50%, 08/01/2042 46 44
3.50%, 06/01/2044 135 127
3.50%, 09/01/2044 77 73
3.50%, 03/01/2045 128 120
3.50%, 06/01/2045 145 136
3.50%, 07/01/2045 237 223
3.50%, 09/01/2045 123 115
3.50%, 10/01/2045 141 132
3.50%, 12/01/2045 189 178
3.50%, 01/01/2046 65 61
3.50%, 03/01/2046 589 553
3.50%, 03/01/2046 117 110
3.50%, 04/01/2046 142 133

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 05/01/2046 $ 153 $ 143
3.50%, 06/01/2046 181 169
3.50%, 08/01/2046 127 119
3.50%, 04/01/2047 189 176
3.50%, 11/01/2047 215 201
3.50%, 11/01/2047 134 125
3.50%, 05/01/2048 24 23
4.00%, 12/01/2030 6 6
4.00%, 08/01/2031 6 6
4.00%, 10/01/2031 11 11
4.00%, 11/01/2031 3 3
4.00%, 12/01/2031 5 5
4.00%, 11/01/2033 16 16
4.00%, 01/01/2034 32 31
4.00%, 07/01/2035 12 12
4.00%, 03/01/2037 55 54
4.00%, 05/01/2038 20 20
4.00%, 02/01/2041 49 47
4.00%, 06/01/2042 37 36
4.00%, 06/01/2042 32 31
4.00%, 08/01/2043 294 284
4.00%, 01/01/2044 51 49
4.00%, 02/01/2044 94 91
4.00%, 03/01/2044 37 35
4.00%, 04/01/2044 100 96
4.00%, 05/01/2044 27 26
4.00%, 07/01/2044 64 61
4.00%, 10/01/2044 72 69
4.00%, 11/01/2044 153 147
4.00%, 12/01/2044 160 154
4.00%, 01/01/2045 44 42
4.00%, 02/01/2045 45 43
4.00%, 04/01/2045 47 46
4.00%, 06/01/2045 63 60
4.00%, 08/01/2045 212 205
4.00%, 09/01/2045 230 222
4.00%, 10/01/2045 242 233
4.00%, 11/01/2045 155 149
4.00%, 12/01/2045 74 71
4.00%, 03/01/2047 184 178
4.00%, 08/01/2047 198 190
4.00%, 10/01/2047 139 133
4.00%, 12/01/2047 228 219
4.00%, 07/01/2048 122 117
4.00%, 08/01/2048 74 71
4.50%, 02/01/2030 1 2
4.50%, 08/01/2030 1 1
4.50%, 05/01/2031 2 2
4.50%, 06/01/2031 15 15
4.50%, 06/01/2039 33 32
4.50%, 10/01/2039 25 24
4.50%, 10/01/2040 31 31
4.50%, 03/01/2041 86 85
4.50%, 03/01/2041 105 103
4.50%, 11/01/2041 85 84
4.50%, 09/01/2043 42 41
4.50%, 11/01/2043 46 46
4.50%, 11/01/2043 23 23
4.50%, 01/01/2044 41 40
4.50%, 01/01/2044 41 41
4.50%, 05/01/2044 57 56
4.50%, 07/01/2044 28 28
4.50%, 10/01/2045 80 77
4.50%, 03/01/2047 30 29
4.50%, 04/01/2047 23 23
4.50%, 06/01/2047 55 54
4.50%, 09/01/2047 56 55
4.50%, 05/01/2048 44 43
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 07/01/2048 $ 87 $ 85
4.50%, 11/01/2048 42 41
4.50%, 01/01/2049 176 174
4.50%, 05/01/2049 367 362
5.00%, 12/01/2027 2 2
5.00%, 02/01/2030 1 1
5.00%, 04/01/2034 30 30
5.00%, 06/01/2035 33 33
5.00%, 01/01/2038 53 54
5.00%, 11/01/2038 50 51
5.00%, 12/01/2038 55 56
5.00%, 09/01/2039 89 90
5.00%, 01/01/2040 49 49
5.00%, 05/01/2040 24 24
5.00%, 04/01/2041 34 34
5.00%, 06/01/2041 32 32
5.00%, 11/01/2041 29 29
5.00%, 11/01/2041 46 46
5.50%, 01/01/2028 5 5
5.50%, 04/01/2036 27 28
5.50%, 12/01/2036 32 33
5.50%, 12/01/2036 34 35
5.50%, 03/01/2039 51 53
5.50%, 04/01/2039 31 32
5.50%, 02/01/2040 45 46
5.50%, 06/01/2041 70 72
$ 18,666
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .65%
1.50%, 05/01/2036 4,881 4,405
1.50%, 11/01/2036 2,272 2,055
1.50%, 11/01/2050 1,702 1,323
1.50%, 01/01/2051 2,966 2,298
1.50%, 06/01/2051 6,122 4,745
2.00%, 09/01/2028 14 14
2.00%, 05/01/2030 35 34
2.00%, 02/01/2036 2,586 2,386
2.00%, 02/01/2036 1,312 1,208
2.00%, 04/01/2036 3,063 2,822
2.00%, 05/01/2036 1,507 1,388
2.00%, 06/01/2036 2,177 2,005
2.00%, 11/01/2041 5,013 4,382
2.00%, 05/01/2042 1,357 1,176
2.00%, 04/01/2051 10,832 8,889
2.00%, 04/01/2051 6,603 5,431
2.00%, 04/01/2051 6,504 5,363
2.00%, 05/01/2051 9,852 8,083
2.00%, 05/01/2051 8,080 6,567
2.00%, 11/01/2051 5,816 4,773
2.00%, 12/01/2051 7,503 6,148
2.00%, 12/01/2051 9,453 7,744
2.00%, 01/01/2052 7,008 5,728
2.50%, 01/01/2028 13 13
2.50%, 07/01/2028 19 18
2.50%, 08/01/2028 7 6
2.50%, 08/01/2028 18 18
2.50%, 09/01/2028 21 21
2.50%, 07/01/2029 19 19
2.50%, 07/01/2029 60 58
2.50%, 07/01/2029 9 9
2.50%, 09/01/2029 31 30
2.50%, 12/01/2029 34 33
2.50%, 01/01/2030 28 27
2.50%, 04/01/2030 44 42
2.50%, 05/01/2030 77 75
2.50%, 06/01/2030 58 56
2.50%, 08/01/2030 110 106
2.50%, 08/01/2030 12 11

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2031 $ 26 $ 26
2.50%, 01/01/2031 50 48
2.50%, 02/01/2031 42 41
2.50%, 02/01/2031 65 63
2.50%, 05/01/2031 23 22
2.50%, 06/01/2031 49 48
2.50%, 11/01/2031 509 490
2.50%, 12/01/2031 83 80
2.50%, 01/01/2032 103 99
2.50%, 01/01/2032 187 180
2.50%, 02/01/2032 152 146
2.50%, 03/01/2032 25 23
2.50%, 03/01/2032 53 51
2.50%, 11/01/2032 10 10
2.50%, 12/01/2032 26 25
2.50%, 01/01/2033 33 32
2.50%, 02/01/2033 127 122
2.50%, 04/01/2033 259 248
2.50%, 07/01/2033 25 24
2.50%, 10/01/2034 286 271
2.50%, 10/01/2036 12 11
2.50%, 10/01/2036 24 23
2.50%, 12/01/2036 58 54
2.50%, 07/01/2040 1,198 1,088
2.50%, 01/01/2043 191 169
2.50%, 10/01/2043 121 108
2.50%, 08/01/2050 1,721 1,476
2.50%, 02/01/2051 5,067 4,363
2.50%, 02/01/2051 1,530 1,311
2.50%, 07/01/2051 1,615 1,370
2.50%, 09/01/2051 2,527 2,142
2.50%, 11/01/2051 4,702 4,045
2.50%, 11/01/2051 5,576 4,805
2.50%, 12/01/2051 2,806 2,395
2.50%, 01/01/2052 3,426 2,942
2.50%, 02/01/2052 2,531 2,144
2.50%, 02/01/2052 2,713 2,297
2.50%, 02/01/2052 3,893 3,325
2.50%, 02/01/2052 5,099 4,372
2.50%, 03/01/2052 4,784 4,094
2.50%, 04/01/2052 718 613
2.50%, 04/01/2052 5,280 4,519
2.50%, 05/01/2052 2,735 2,350
3.00%, 11/01/2026 3 3
3.00%, 02/01/2027 7 6
3.00%, 04/01/2027 17 17
3.00%, 08/01/2027 8 8
3.00%, 10/01/2028 55 55
3.00%, 11/01/2028 18 17
3.00%, 02/01/2029 15 15
3.00%, 03/01/2029 21 20
3.00%, 03/01/2029 21 21
3.00%, 04/01/2029 24 23
3.00%, 05/01/2029 23 23
3.00%, 06/01/2029 20 19
3.00%, 08/01/2029 8 8
3.00%, 10/01/2029 11 10
3.00%, 10/01/2029 13 13
3.00%, 10/01/2029 13 13
3.00%, 11/01/2029 24 24
3.00%, 01/01/2030 82 80
3.00%, 01/01/2030 72 71
3.00%, 01/01/2030 28 28
3.00%, 03/01/2030 49 48
3.00%, 06/01/2030 43 42
3.00%, 06/01/2030 37 36
3.00%, 09/01/2030 65 63
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 09/01/2030 $ 18 $ 17
3.00%, 10/01/2030 50 49
3.00%, 02/01/2031 22 22
3.00%, 04/01/2032 254 247
3.00%, 05/01/2032 37 36
3.00%, 08/01/2032 55 53
3.00%, 01/01/2033 9 9
3.00%, 02/01/2033 140 136
3.00%, 02/01/2033 573 554
3.00%, 08/01/2033 180 174
3.00%, 05/01/2034 29 27
3.00%, 05/01/2034 41 39
3.00%, 08/01/2034 120 116
3.00%, 10/01/2034 15 14
3.00%, 11/01/2034 38 36
3.00%, 02/01/2035 38 36
3.00%, 02/01/2035 42 40
3.00%, 03/01/2035 18 18
3.00%, 04/01/2035 19 18
3.00%, 06/01/2035 51 49
3.00%, 07/01/2035 18 17
3.00%, 11/01/2035 27 26
3.00%, 07/01/2036 41 39
3.00%, 12/01/2036 148 140
3.00%, 12/01/2036 66 62
3.00%, 12/01/2036 97 92
3.00%, 02/01/2037 60 57
3.00%, 02/01/2037 9 9
3.00%, 04/01/2037 45 43
3.00%, 04/01/2037 27 26
3.00%, 07/01/2037 17 16
3.00%, 08/01/2037 26 24
3.00%, 09/01/2037 74 70
3.00%, 06/01/2040 943 877
3.00%, 04/01/2042 54 50
3.00%, 09/01/2042 26 24
3.00%, 02/01/2043 291 266
3.00%, 02/01/2043 149 136
3.00%, 02/01/2043 184 168
3.00%, 04/01/2043 143 131
3.00%, 04/01/2043 87 79
3.00%, 04/01/2043 113 103
3.00%, 04/01/2043 112 102
3.00%, 04/01/2043 310 284
3.00%, 05/01/2043 77 70
3.00%, 05/01/2043 138 125
3.00%, 05/01/2043 14 13
3.00%, 05/01/2043 121 111
3.00%, 06/01/2043 151 138
3.00%, 07/01/2043 82 75
3.00%, 07/01/2043 193 177
3.00%, 08/01/2043 148 135
3.00%, 08/01/2043 10 9
3.00%, 11/01/2043 94 86
3.00%, 01/01/2045 136 125
3.00%, 05/01/2045 187 170
3.00%, 09/01/2045 21 19
3.00%, 10/01/2045 111 101
3.00%, 11/01/2045 61 55
3.00%, 12/01/2045 165 149
3.00%, 09/01/2046 78 71
3.00%, 10/01/2046 407 367
3.00%, 11/01/2046 180 162
3.00%, 11/01/2046 203 183
3.00%, 11/01/2046 269 242
3.00%, 11/01/2046 295 266
3.00%, 12/01/2046 317 286

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 12/01/2046 $ 562 $ 507
3.00%, 01/01/2047 312 281
3.00%, 02/01/2047 62 56
3.00%, 02/01/2047 236 212
3.00%, 05/01/2047 134 121
3.00%, 10/01/2048 16 15
3.00%, 11/01/2049 865 770
3.00%, 03/01/2050 2,672 2,375
3.00%, 03/01/2050 2,540 2,270
3.00%, 03/01/2052 2,297 2,052
3.00%, 03/01/2052 2,667 2,367
3.00%, 04/01/2052 1,556 1,391
3.00%, 05/01/2052 3,034 2,670
3.50%, 12/01/2026 5 5
3.50%, 02/01/2027 4 4
3.50%, 11/01/2028 21 21
3.50%, 12/01/2028 12 12
3.50%, 03/01/2029 26 25
3.50%, 01/01/2031 1 1
3.50%, 04/01/2031 3 3
3.50%, 02/01/2032 13 12
3.50%, 04/01/2032 14 14
3.50%, 05/01/2032 30 29
3.50%, 06/01/2032 62 60
3.50%, 07/01/2032 21 20
3.50%, 09/01/2032 31 30
3.50%, 12/01/2032 643 632
3.50%, 09/01/2033 18 17
3.50%, 09/01/2033 22 22
3.50%, 10/01/2033 86 84
3.50%, 10/01/2033 37 36
3.50%, 11/01/2033 40 40
3.50%, 01/01/2034 26 25
3.50%, 06/01/2034 46 44
3.50%, 08/01/2034 11 11
3.50%, 11/01/2034 28 27
3.50%, 02/01/2035 408 400
3.50%, 12/01/2035 57 55
3.50%, 07/01/2036 63 61
3.50%, 02/01/2037 45 44
3.50%, 03/01/2037 56 54
3.50%, 05/01/2037 10 9
3.50%, 07/01/2037 21 21
3.50%, 10/01/2037 24 23
3.50%, 01/01/2038 66 64
3.50%, 01/01/2041 241 228
3.50%, 03/01/2041 336 319
3.50%, 10/01/2041 30 28
3.50%, 12/01/2041 110 104
3.50%, 12/01/2041 111 105
3.50%, 01/01/2042 37 35
3.50%, 03/01/2042 36 34
3.50%, 03/01/2042 101 96
3.50%, 03/01/2042 24 22
3.50%, 05/01/2042 177 167
3.50%, 05/01/2042 33 31
3.50%, 07/01/2042 26 25
3.50%, 07/01/2042 41 39
3.50%, 10/01/2042 198 187
3.50%, 04/01/2043 72 68
3.50%, 05/01/2043 176 166
3.50%, 05/01/2043 207 195
3.50%, 05/01/2043 62 59
3.50%, 06/01/2043 177 167
3.50%, 07/01/2043 71 67
3.50%, 07/01/2043 205 192
3.50%, 08/01/2043 137 129
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 08/01/2043 $ 43 $ 41
3.50%, 09/01/2043 49 46
3.50%, 12/01/2043 36 34
3.50%, 01/01/2044 581 547
3.50%, 02/01/2044 45 42
3.50%, 07/01/2044 287 271
3.50%, 10/01/2044 39 36
3.50%, 10/01/2044 115 108
3.50%, 11/01/2044 115 108
3.50%, 12/01/2044 124 117
3.50%, 12/01/2044 90 85
3.50%, 04/01/2045 124 117
3.50%, 07/01/2045 135 127
3.50%, 08/01/2045 136 127
3.50%, 09/01/2045 59 55
3.50%, 09/01/2045 122 114
3.50%, 11/01/2045 59 55
3.50%, 11/01/2045 104 98
3.50%, 12/01/2045 197 185
3.50%, 01/01/2046 169 158
3.50%, 02/01/2046 85 79
3.50%, 03/01/2046 138 129
3.50%, 09/01/2046 119 111
3.50%, 11/01/2046 255 239
3.50%, 12/01/2046 142 133
3.50%, 02/01/2047 241 226
3.50%, 09/01/2047 65 61
3.50%, 11/01/2047 274 255
3.50%, 01/01/2048 269 251
3.50%, 02/01/2048 215 199
3.50%, 03/01/2048 170 157
3.50%, 04/01/2048 109 101
3.50%, 10/01/2048 22 21
3.50%, 04/01/2049 126 118
3.50%, 06/01/2049 348 322
3.50%, 08/01/2049 423 392
3.50%, 11/01/2049 2,476 2,317
3.50%, 11/01/2049 800 743
3.50%, 12/01/2049 1,066 1,001
3.50%, 01/01/2052 3,621 3,357
3.50%, 04/01/2052 1,277 1,180
3.50%, 06/01/2052 1,488 1,375
4.00%, 10/01/2030 2 2
4.00%, 12/01/2030 18 18
4.00%, 02/01/2031 6 6
4.00%, 03/01/2031 5 5
4.00%, 07/01/2031 5 5
4.00%, 10/01/2031 19 19
4.00%, 11/01/2031 4 4
4.00%, 12/01/2031 4 4
4.00%, 01/01/2032 5 5
4.00%, 09/01/2033 48 48
4.00%, 01/01/2036 48 47
4.00%, 02/01/2036 36 35
4.00%, 06/01/2036 32 31
4.00%, 01/01/2037 41 40
4.00%, 02/01/2037 85 84
4.00%, 07/01/2038 61 60
4.00%, 02/01/2039 17 17
4.00%, 01/01/2041 99 95
4.00%, 02/01/2041 26 25
4.00%, 02/01/2041 69 67
4.00%, 09/01/2041 39 37
4.00%, 02/01/2043 39 38
4.00%, 12/01/2043 38 36
4.00%, 01/01/2044 116 112
4.00%, 06/01/2044 97 93

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 07/01/2044 $ 61 $ 59
4.00%, 07/01/2044 69 67
4.00%, 09/01/2044 40 38
4.00%, 10/01/2044 63 61
4.00%, 02/01/2045 91 88
4.00%, 07/01/2045 78 75
4.00%, 10/01/2045 79 76
4.00%, 11/01/2045 124 119
4.00%, 12/01/2045 35 33
4.00%, 02/01/2046 26 25
4.00%, 03/01/2046 41 39
4.00%, 04/01/2047 176 169
4.00%, 08/01/2047 28 27
4.00%, 08/01/2047 154 147
4.00%, 08/01/2047 102 98
4.00%, 09/01/2047 178 170
4.00%, 11/01/2047 344 330
4.00%, 02/01/2048 126 120
4.00%, 03/01/2048 61 58
4.00%, 06/01/2048 262 250
4.00%, 06/01/2048 103 99
4.00%, 07/01/2048 75 72
4.00%, 08/01/2048 29 28
4.00%, 09/01/2048 146 140
4.00%, 01/01/2049 1,422 1,362
4.00%, 03/01/2049 110 105
4.00%, 04/01/2049 204 195
4.00%, 04/01/2049 144 138
4.00%, 08/01/2049 417 399
4.00%, 10/01/2049 252 241
4.00%, 11/01/2049 326 312
4.00%, 04/01/2050 1,382 1,322
4.00%, 06/01/2052 1,748 1,676
4.00%, 08/01/2052 3,050 2,899
4.00%, 09/01/2052 3,897 3,714
4.00%, 10/01/2052 832 791
4.50%, 02/01/2030 1 1
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 12 12
4.50%, 09/01/2030 10 10
4.50%, 01/01/2031 2 2
4.50%, 04/01/2031 1 1
4.50%, 05/01/2031 2 2
4.50%, 07/01/2031 9 9
4.50%, 08/01/2031 5 5
4.50%, 02/01/2035 25 24
4.50%, 08/01/2040 24 24
4.50%, 08/01/2040 93 92
4.50%, 06/01/2041 38 38
4.50%, 09/01/2041 65 64
4.50%, 09/01/2043 30 30
4.50%, 10/01/2043 56 56
4.50%, 01/01/2044 113 111
4.50%, 01/01/2044 168 164
4.50%, 02/01/2044 90 89
4.50%, 03/01/2044 48 47
4.50%, 03/01/2044 48 47
4.50%, 05/01/2044 41 41
4.50%, 05/01/2044 122 121
4.50%, 05/01/2044 35 34
4.50%, 06/01/2044 76 75
4.50%, 08/01/2044 59 59
4.50%, 12/01/2044 145 143
4.50%, 04/01/2046 59 57
4.50%, 08/01/2046 40 40
4.50%, 02/01/2047 20 19
4.50%, 02/01/2047 69 68
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 03/01/2047 $ 59 $ 58
4.50%, 10/01/2047 43 43
4.50%, 11/01/2047 96 95
4.50%, 02/01/2048 69 67
4.50%, 04/01/2048 202 196
4.50%, 05/01/2048 116 113
4.50%, 07/01/2048 1,313 1,285
4.50%, 08/01/2048 34 33
4.50%, 08/01/2048 31 31
4.50%, 10/01/2048 229 225
4.50%, 10/01/2048 147 144
4.50%, 12/01/2048 834 825
4.50%, 03/01/2049 1,449 1,423
4.50%, 04/01/2049 128 126
4.50%, 05/01/2049 924 905
4.50%, 07/01/2049 356 348
4.50%, 07/01/2049 190 186
4.50%, 09/01/2049 1,452 1,422
4.50%, 09/01/2049 213 208
4.50%, 06/01/2052 363 354
4.50%, 09/01/2052 1,808 1,768
4.50%, 10/01/2052 1,523 1,484
4.50%, 10/01/2052 1,858 1,810
4.50%, 05/01/2053 2,039 1,983
5.00%, 04/01/2029 1 1
5.00%, 09/01/2029 16 16
5.00%, 03/01/2030 2 2
5.00%, 08/01/2030 3 3
5.00%, 07/01/2035 33 33
5.00%, 04/01/2037 75 76
5.00%, 07/01/2039 39 39
5.00%, 07/01/2039 36 36
5.00%, 03/01/2044 43 43
5.00%, 03/01/2044 61 62
5.00%, 05/01/2044 31 31
5.00%, 11/01/2044 67 68
5.00%, 04/01/2048 62 62
5.00%, 09/01/2048 350 349
5.00%, 05/01/2049 26 26
5.00%, 06/01/2049 257 258
5.00%, 07/01/2049 147 148
5.00%, 08/01/2049 151 151
5.00%, 07/01/2052 2,567 2,564
5.00%, 11/01/2052 3,667 3,654
5.00%, 05/01/2053 4,411 4,404
5.00%, 06/01/2053 1,982 1,964
5.00%, 06/01/2053 2,382 2,377
5.00%, 10/01/2053 2,010 2,009
5.00%, 01/01/2056 994 983
5.00%, 02/01/2056 728 720
5.50%, 03/01/2027 2 2
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 2 2
5.50%, 11/01/2035 71 73
5.50%, 12/01/2036 28 29
5.50%, 03/01/2037 37 37
5.50%, 08/01/2037 40 42
5.50%, 08/01/2037 28 29
5.50%, 08/01/2037 30 30
5.50%, 05/01/2038 58 60
5.50%, 06/01/2038 27 28
5.50%, 03/01/2053 2,721 2,775
5.50%, 08/01/2053 4,856 4,945
5.50%, 11/01/2053 4,424 4,512
5.50%, 03/01/2054 2,346 2,367
5.50%, 04/01/2054 3,244 3,306
5.50%, 08/01/2054 2,278 2,306

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 10/01/2054 $ 1,766 $ 1,800
5.50%, 02/01/2055 1,384 1,406
5.50%, 04/01/2055 1,861 1,889
5.50%, 08/01/2055 1,915 1,937
5.50%, 10/01/2055 2,038 2,069
6.00%, 05/01/2041 56 58
6.00%, 01/01/2053 1,418 1,472
6.00%, 05/01/2053 1,075 1,114
6.00%, 11/01/2053 3,176 3,281
6.00%, 06/01/2054 2,229 2,306
6.00%, 07/01/2054 2,428 2,516
6.00%, 08/01/2054 1,758 1,802
6.00%, 09/01/2054 2,454 2,544
6.00%, 11/01/2054 2,196 2,274
6.00%, 11/01/2054 1,826 1,890
6.00%, 01/01/2055 1,221 1,265
6.00%, 09/01/2055 2,221 2,296
6.50%, 01/01/2038 25 26
6.50%, 01/01/2054 1,857 1,942
6.50%, 02/01/2054 2,441 2,563
6.50%, 05/01/2054 837 876
6.50%, 04/01/2055 1,862 1,960
6.50%, 11/01/2055 1,409 1,474
$ 299,072
Government National Mortgage Association (GNMA) - 5 .78%
2.00%, 08/20/2050 3,105 2,567
2.00%, 01/20/2051 4,562 3,771
2.00%, 02/20/2051 5,285 4,368
2.00%, 05/20/2051 3,980 3,290
2.50%, 03/20/2028 7 7
2.50%, 07/20/2028 9 9
2.50%, 03/20/2031 18 18
2.50%, 05/20/2032 26 25
2.50%, 07/20/2043 64 57
2.50%, 06/20/2045 35 31
2.50%, 12/20/2046 76 66
2.50%, 01/20/2047 114 100
2.50%, 06/20/2050 4,962 4,276
2.50%, 05/20/2051 6,588 5,672
2.50%, 09/20/2051 5,850 5,038
3.00%, 07/20/2030 27 27
3.00%, 01/20/2031 20 20
3.00%, 07/20/2032 25 25
3.00%, 01/20/2033 12 12
3.00%, 10/15/2042 27 25
3.00%, 03/20/2043 77 71
3.00%, 04/20/2043 267 245
3.00%, 06/15/2043 99 91
3.00%, 07/15/2043 20 19
3.00%, 08/15/2043 46 42
3.00%, 08/15/2043 49 44
3.00%, 11/15/2044 121 109
3.00%, 02/15/2045 107 97
3.00%, 07/15/2045 38 34
3.00%, 08/15/2045 117 105
3.00%, 08/20/2045 225 204
3.00%, 10/20/2045 195 177
3.00%, 12/20/2045 161 146
3.00%, 03/20/2046 246 223
3.00%, 05/20/2046 148 134
3.00%, 06/20/2046 223 202
3.00%, 08/20/2046 463 420
3.00%, 09/20/2046 268 243
3.00%, 10/20/2046 178 161
3.00%, 12/20/2046 336 304
3.00%, 01/20/2047 222 201
3.00%, 10/20/2047 227 205
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 02/20/2048 $ 162 $ 147
3.00%, 03/20/2048 145 131
3.00%, 11/20/2049 3,542 3,171
3.00%, 09/20/2051 4,147 3,706
3.00%, 12/20/2051 717 641
3.50%, 09/20/2028 12 12
3.50%, 01/15/2043 61 57
3.50%, 03/20/2043 131 120
3.50%, 04/15/2043 35 33
3.50%, 04/20/2043 192 181
3.50%, 08/15/2043 27 25
3.50%, 08/20/2043 250 237
3.50%, 09/20/2043 166 157
3.50%, 07/20/2044 175 165
3.50%, 08/20/2044 186 175
3.50%, 07/20/2045 170 160
3.50%, 10/20/2045 314 295
3.50%, 11/20/2045 261 244
3.50%, 12/20/2045 164 154
3.50%, 03/20/2046 993 931
3.50%, 04/20/2046 162 152
3.50%, 05/20/2046 216 203
3.50%, 06/20/2046 948 888
3.50%, 07/15/2046 26 24
3.50%, 07/20/2046 113 105
3.50%, 08/20/2046 509 481
3.50%, 09/20/2046 208 196
3.50%, 10/20/2046 255 240
3.50%, 11/20/2046 191 180
3.50%, 01/20/2047 215 202
3.50%, 02/20/2047 125 118
3.50%, 03/20/2047 168 158
3.50%, 04/20/2047 400 376
3.50%, 05/20/2047 119 112
3.50%, 06/20/2047 182 171
3.50%, 08/20/2047 528 498
3.50%, 10/20/2047 128 120
3.50%, 11/20/2047 168 158
3.50%, 12/20/2047 191 179
3.50%, 01/20/2048 268 251
3.50%, 04/20/2052 1,568 1,452
4.00%, 08/15/2040 20 20
4.00%, 12/20/2040 13 13
4.00%, 08/15/2041 21 21
4.00%, 11/15/2041 32 31
4.00%, 03/15/2042 23 22
4.00%, 03/20/2042 53 51
4.00%, 04/20/2042 47 45
4.00%, 05/15/2042 80 76
4.00%, 10/20/2043 25 24
4.00%, 11/20/2043 58 55
4.00%, 02/20/2044 139 134
4.00%, 03/15/2044 45 43
4.00%, 05/20/2044 89 86
4.00%, 06/20/2044 67 64
4.00%, 07/20/2044 274 263
4.00%, 08/20/2044 194 187
4.00%, 09/20/2044 178 171
4.00%, 10/20/2044 231 221
4.00%, 11/20/2044 103 99
4.00%, 12/20/2044 190 183
4.00%, 01/20/2045 158 152
4.00%, 04/20/2045 99 95
4.00%, 05/15/2045 35 33
4.00%, 07/20/2045 37 36
4.00%, 08/20/2045 95 91
4.00%, 09/20/2045 135 130
4.00%, 10/20/2045 73 70

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 11/20/2045 $ 26 $ 25
4.00%, 12/15/2045 26 24
4.00%, 12/20/2045 68 65
4.00%, 01/20/2046 42 40
4.00%, 02/20/2046 62 59
4.00%, 04/20/2046 99 95
4.00%, 05/20/2046 50 48
4.00%, 07/20/2046 104 99
4.00%, 01/20/2047 200 191
4.00%, 02/20/2047 154 147
4.00%, 03/20/2047 141 135
4.00%, 05/20/2047 188 180
4.00%, 06/20/2047 188 180
4.00%, 07/20/2047 449 429
4.00%, 08/20/2047 22 21
4.00%, 10/20/2047 105 101
4.00%, 11/20/2047 852 814
4.00%, 04/20/2052 2,357 2,228
4.50%, 02/15/2039 55 54
4.50%, 05/15/2039 40 39
4.50%, 11/15/2039 133 134
4.50%, 04/15/2040 91 91
4.50%, 01/20/2041 14 13
4.50%, 02/20/2041 14 14
4.50%, 03/20/2041 10 10
4.50%, 07/15/2041 32 32
4.50%, 05/20/2043 42 42
4.50%, 06/20/2043 49 49
4.50%, 10/20/2043 39 39
4.50%, 11/20/2043 130 128
4.50%, 03/20/2044 188 186
4.50%, 04/20/2044 8 8
4.50%, 05/20/2044 136 135
4.50%, 07/20/2044 71 70
4.50%, 12/20/2044 29 28
4.50%, 02/20/2045 75 74
4.50%, 03/20/2045 33 32
4.50%, 04/20/2045 39 39
4.50%, 06/20/2046 38 37
4.50%, 12/20/2046 115 114
4.50%, 02/20/2047 68 68
4.50%, 04/20/2047 43 42
4.50%, 06/15/2047 38 37
4.50%, 08/20/2047 92 91
4.50%, 10/20/2047 43 42
4.50%, 02/20/2048 674 665
4.50%, 05/20/2048 502 493
4.50%, 10/20/2048 75 74
4.50%, 11/20/2048 117 115
4.50%, 12/20/2048 33 33
4.50%, 02/20/2049 2,151 2,114
4.50%, 05/20/2052 1,367 1,332
4.50%, 09/20/2052 2,560 2,493
4.50%, 10/20/2054 129 125
4.50%, 11/20/2054 1,115 1,079
5.00%, 08/20/2041 29 29
5.00%, 04/20/2042 22 23
5.00%, 12/20/2042 66 68
5.00%, 07/20/2043 39 40
5.00%, 02/20/2044 42 43
5.00%, 03/20/2044 25 26
5.00%, 12/20/2045 38 38
5.00%, 03/20/2048 29 29
5.00%, 06/20/2048 538 541
5.00%, 10/20/2048 37 37
5.00%, 01/20/2053 4,980 4,966
5.00%, 04/20/2053 3,227 3,209
5.00%, 09/20/2053 616 612
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 04/20/2056
(k)
$ 2,800 $ 2,773
5.50%, 01/15/2040 32 33
5.50%, 06/20/2040 16 16
5.50%, 01/20/2041 68 70
5.50%, 10/20/2042 22 23
5.50%, 09/20/2043 28 29
5.50%, 03/20/2053 2,305 2,339
5.50%, 06/20/2053 251 255
5.50%, 08/20/2053 3,152 3,196
5.50%, 10/20/2053 1,300 1,321
5.50%, 12/20/2053 2,263 2,300
5.50%, 04/20/2054 1,895 1,919
5.50%, 07/20/2054 1,537 1,551
6.00%, 04/15/2035 3 3
6.00%, 07/20/2053 2,341 2,395
6.00%, 10/20/2053 1,910 1,945
6.00%, 03/20/2054 771 786
$ 97,970
U.S. Treasury - 46 .05%
0.38%, 09/30/2027 4,520 4,294
0.50%, 04/30/2027 2,100 2,028
0.50%, 05/31/2027 1,315 1,266
0.50%, 06/30/2027 4,645 4,459
0.50%, 08/31/2027 5,260 5,020
0.50%, 10/31/2027 10,120 9,605
0.63%, 11/30/2027 4,645 4,406
0.63%, 12/31/2027 8,210 7,768
0.63%, 05/15/2030 3,960 3,469
0.63%, 08/15/2030 20,910 18,159
0.75%, 01/31/2028 7,610 7,198
0.88%, 11/15/2030 14,710 12,821
1.00%, 07/31/2028 5,825 5,462
1.13%, 02/29/2028 5,895 5,604
1.13%, 08/31/2028 4,875 4,574
1.13%, 02/15/2031 11,515 10,095
1.13%, 05/15/2040 2,620 1,650
1.13%, 08/15/2040 2,240 1,396
1.25%, 03/31/2028 7,125 6,776
1.25%, 04/30/2028 6,000 5,694
1.25%, 05/31/2028 6,120 5,796
1.25%, 06/30/2028 4,550 4,300
1.25%, 09/30/2028 7,740 7,269
1.25%, 08/15/2031 8,315 7,217
1.25%, 05/15/2050 2,600 1,234
1.38%, 10/31/2028 4,505 4,236
1.38%, 12/31/2028 4,880 4,571
1.38%, 11/15/2031 10,870 9,426
1.38%, 11/15/2040 1,610 1,037
1.38%, 08/15/2050 2,920 1,428
1.50%, 11/30/2028 6,115 5,758
1.50%, 02/15/2030 12,800 11,713
1.63%, 08/15/2029 2,090 1,945
1.63%, 05/15/2031 10,330 9,213
1.63%, 11/15/2050 2,730 1,424
1.75%, 01/31/2029 5,065 4,784
1.75%, 11/15/2029 4,890 4,545
1.75%, 08/15/2041 3,285 2,196
1.88%, 02/28/2029 3,895 3,687
1.88%, 02/15/2032 8,670 7,688
1.88%, 02/15/2041 1,245 862
1.88%, 02/15/2051 3,380 1,877
1.88%, 11/15/2051 4,000 2,197
2.00%, 11/15/2041 2,895 2,002
2.00%, 02/15/2050 2,785 1,621
2.00%, 08/15/2051 4,295 2,445
2.25%, 11/15/2027 8,485 8,274
2.25%, 05/15/2041 2,070 1,508
2.25%, 08/15/2046 3,195 2,083

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 08/15/2049 $ 1,775 $ 1,104
2.25%, 02/15/2052 3,615 2,179
2.38%, 05/15/2027 4,545 4,474
2.38%, 03/31/2029 3,685 3,534
2.38%, 05/15/2029 4,695 4,495
2.38%, 02/15/2042 1,865 1,359
2.38%, 11/15/2049 1,625 1,035
2.38%, 05/15/2051 3,480 2,177
2.50%, 02/15/2045 1,550 1,087
2.50%, 02/15/2046 2,925 2,018
2.50%, 05/15/2046 2,520 1,731
2.63%, 05/31/2027 3,330 3,285
2.63%, 02/15/2029 7,610 7,363
2.63%, 07/31/2029 2,325 2,236
2.75%, 04/30/2027 3,660 3,620
2.75%, 07/31/2027 6,175 6,088
2.75%, 02/15/2028 5,775 5,664
2.75%, 05/31/2029 7,280 7,044
2.75%, 08/15/2032 4,960 4,587
2.75%, 08/15/2042 1,591 1,217
2.75%, 11/15/2042 2,165 1,647
2.75%, 08/15/2047 2,080 1,472
2.75%, 11/15/2047 2,335 1,647
2.88%, 05/15/2028 4,500 4,414
2.88%, 08/15/2028 6,030 5,903
2.88%, 04/30/2029 7,835 7,617
2.88%, 05/15/2032 10,930 10,222
2.88%, 05/15/2043 2,333 1,792
2.88%, 08/15/2045 2,145 1,593
2.88%, 11/15/2046 1,465 1,071
2.88%, 05/15/2049 1,905 1,354
2.88%, 05/15/2052 3,410 2,365
3.00%, 05/15/2042 1,200 956
3.00%, 11/15/2044 1,475 1,129
3.00%, 05/15/2045 1,845 1,404
3.00%, 11/15/2045 1,320 998
3.00%, 02/15/2047 3,115 2,321
3.00%, 05/15/2047 2,050 1,524
3.00%, 02/15/2048 2,445 1,803
3.00%, 08/15/2048 2,670 1,960
3.00%, 02/15/2049 3,200 2,337
3.00%, 08/15/2052 3,500 2,488
3.13%, 08/31/2027 6,040 5,981
3.13%, 11/15/2028 5,585 5,488
3.13%, 08/31/2029 3,885 3,793
3.13%, 11/15/2041 1,520 1,244
3.13%, 02/15/2042 805 656
3.13%, 02/15/2043 1,865 1,493
3.13%, 08/15/2044 3,045 2,387
3.13%, 05/15/2048 100 75
3.25%, 06/30/2029 2,055 2,018
3.25%, 05/15/2042 3,650 3,008
3.38%, 05/15/2033 6,730 6,411
3.38%, 08/15/2042 2,565 2,142
3.38%, 05/15/2044 2,350 1,921
3.38%, 11/15/2048 2,820 2,210
3.50%, 09/30/2027 19,050 18,957
3.50%, 01/31/2028 2,565 2,550
3.50%, 04/30/2028 4,915 4,884
3.50%, 09/30/2029 9,405 9,292
3.50%, 01/31/2030 2,375 2,342
3.50%, 02/15/2033 5,730 5,513
3.50%, 02/15/2039 480 433
3.63%, 05/31/2028 4,475 4,457
3.63%, 03/31/2030 6,035 5,973
3.63%, 08/31/2030 9,090 8,978
3.63%, 09/30/2030 7,130 7,041
3.63%, 08/15/2043 1,880 1,606
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.63%, 02/15/2044 $ 1,755 $ 1,491
3.63%, 02/15/2053 3,705 2,974
3.63%, 05/15/2053 3,440 2,758
3.75%, 06/30/2027 3,420 3,417
3.75%, 04/15/2028 8,510 8,498
3.75%, 06/30/2030 3,430 3,408
3.75%, 12/31/2030 3,960 3,926
3.75%, 08/15/2041 940 838
3.75%, 11/15/2043 1,935 1,677
3.88%, 09/30/2029 470 470
3.88%, 11/30/2029 4,885 4,884
3.88%, 03/31/2031 6,450 6,429
3.88%, 08/31/2032 4,755 4,695
3.88%, 08/15/2033 8,305 8,153
3.88%, 08/15/2034 7,795 7,597
3.88%, 08/15/2040 894 820
3.88%, 02/15/2043 3,170 2,817
3.88%, 05/15/2043 3,270 2,898
4.00%, 12/15/2027 6,325 6,342
4.00%, 06/30/2028 7,340 7,371
4.00%, 10/31/2029 7,165 7,194
4.00%, 02/28/2030 8,115 8,146
4.00%, 05/31/2030 5,365 5,383
4.00%, 06/30/2032 5,885 5,858
4.00%, 02/15/2034 8,175 8,064
4.00%, 11/15/2035 3,195 3,117
4.00%, 11/15/2042 2,365 2,140
4.00%, 11/15/2052 3,315 2,848
4.13%, 09/30/2027 755 758
4.13%, 10/31/2027 4,930 4,950
4.13%, 11/15/2027 4,570 4,590
4.13%, 08/31/2030 500 504
4.13%, 02/29/2032 6,160 6,183
4.13%, 11/15/2032 7,080 7,082
4.13%, 08/15/2053 3,395 2,977
4.25%, 06/30/2029 7,725 7,819
4.25%, 01/31/2030 5,095 5,159
4.25%, 02/28/2031 4,605 4,665
4.25%, 11/15/2034 7,140 7,138
4.25%, 05/15/2035 6,200 6,184
4.25%, 08/15/2035 6,145 6,122
4.25%, 05/15/2039 715 694
4.25%, 11/15/2040 970 925
4.25%, 02/15/2054 2,605 2,333
4.25%, 08/15/2054 3,490 3,126
4.38%, 01/31/2032 4,550 4,627
4.38%, 05/15/2034 7,800 7,882
4.38%, 02/15/2038 425 424
4.38%, 11/15/2039 1,015 990
4.38%, 05/15/2040 854 829
4.38%, 05/15/2041 735 708
4.38%, 08/15/2043 3,250 3,068
4.50%, 04/15/2027 6,995 7,048
4.50%, 05/15/2027 2,715 2,735
4.50%, 11/15/2033 8,965 9,151
4.50%, 02/15/2036 700 714
4.50%, 05/15/2038 710 715
4.50%, 08/15/2039 995 986
4.50%, 02/15/2044 1,310 1,253
4.50%, 11/15/2054 4,415 4,125
4.63%, 06/15/2027 3,680 3,714
4.63%, 02/15/2035 8,635 8,860
4.63%, 02/15/2040 1,715 1,714
4.63%, 05/15/2054 10,455 9,969
4.63%, 02/15/2055 4,290 4,092
4.63%, 11/15/2055 1,265 1,209
4.75%, 02/15/2037 1,635 1,693
4.75%, 02/15/2041 1,120 1,126

Schedule of Investments
Bond Market Index Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 11/15/2043 $ 500 $ 494
4.75%, 02/15/2045 1,540 1,513
4.75%, 11/15/2053 4,065 3,952
4.75%, 05/15/2055 2,075 2,020
4.75%, 08/15/2055 3,990 3,888
4.75%, 02/15/2056 1,400 1,365
5.00%, 05/15/2037 1,130 1,196
5.25%, 02/15/2029 3,000 3,121
5.38%, 02/15/2031 3,616 3,843
6.13%, 11/15/2027 2,225 2,306
6.13%, 08/15/2029 900 964
6.25%, 05/15/2030 1,500 1,633
6.38%, 08/15/2027 1,830 1,893
$ 780,489
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,196,197
Total Investments $ 1,703,798
Other Assets and Liabilities -  (0.53)% (8,933)
TOTAL NET ASSETS - 100.00% $ 1,694,865
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,116 or
0.66% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,432 or 0.32% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,004 or 0.12% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 19,650 $ 101,177 $ 96,692 $ 24,135
$ 19,650 $ 101,177 $ 96,692 $ 24,135
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 86 $ — $ — $ —
$ 86 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 14 .33 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .34%
iShares Broad USD High Yield Corporate Bond
ETF
(a)
271,000 $ 9,983
Vanguard Emerging Markets Government Bond
ETF
75,000 4,927
Vanguard Short-Term Corporate Bond ETF
(a)
37,000 2,933
$ 17,843
Money Market Funds - 6 .99%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(b),(c)
1,137,674 1,138
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(b),(c),(d)
15,852,709 15,853
$ 16,991
TOTAL INVESTMENT COMPANIES $ 34,834
BONDS - 59 .95%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .52%
Boeing Co/The
5.15%, 05/01/2030 $ 50 $ 51
5.81%, 05/01/2050 890 860
7.01%, 05/01/2064 135 149
Bombardier Inc
7.50%, 02/01/2029
(e)
50 52
Honeywell Aerospace Inc
4.60%, 03/16/2033
(e)
165 163
4.95%, 03/16/2036
(e)
195 193
5.62%, 03/16/2046
(e)
110 108
5.73%, 03/16/2056
(e)
190 188
Northrop Grumman Corp
4.03%, 10/15/2047 90 71
4.95%, 03/15/2053 150 133
5.20%, 06/01/2054
(a)
235 217
5.25%, 07/15/2035 75 76
RTX Corp
3.03%, 03/15/2052 215 137
4.63%, 11/16/2048 50 43
5.38%, 02/27/2053 205 193
6.10%, 03/15/2034 235 253
6.40%, 03/15/2054 195 210
Spirit AeroSystems Inc
4.60%, 06/15/2028 115 115
TransDigm Inc
6.38%, 03/01/2029
(e)
100 102
6.75%, 01/31/2034
(e)
383 388
$ 3,702
Agriculture - 0 .58%
BAT Capital Corp
4.54%, 08/15/2047 245 199
4.63%, 03/22/2033 110 108
4.76%, 09/06/2049 45 37
5.35%, 08/15/2032 200 205
5.83%, 02/20/2031 110 115
7.08%, 08/02/2053 240 265
Philip Morris International Inc
4.63%, 10/29/2035 245 236
Reynolds American Inc
5.70%, 08/15/2035 240 247
$ 1,412
Airlines - 1 .27%
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(e)
267 266
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(e)
445 440
5.31%, 10/20/2031
(e)
145 142
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(e)
688 687
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(a),(e)
200 192
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 484 497
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Holdings Inc
4.88%, 03/01/2029 $ 750 $ 734
5.38%, 03/01/2031 130 127
$ 3,085
Automobile Asset Backed Securities - 3 .66%
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 193 194
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(e)
200 203
BofA Auto Trust 2025-1
4.22%, 11/22/2027
(e)
69 69
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 26 26
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(e)
555 555
Drive Auto Receivables Trust 2025-2
4.29%, 10/16/2028 513 513
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(e)
200 200
GM Financial Automobile Leasing Trust 2025-2
4.17%, 07/20/2027 473 474
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.50%
Mercedes-Benz Auto Lease Trust 2025-A
4.19%, 04/17/2028 512 512
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
4.61%, 04/16/2029 600 604
Nissan Auto Receivables 2025-A Owner Trust
4.12%, 02/15/2028 528 528
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 130 130
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 680 681
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 647 647
Santander Drive Auto Receivables Trust 2026-1
4.04%, 03/15/2029 795 795
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(e)
515 515
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032
(e)
200 201
Volkswagen Auto Lease Trust 2025-B
3.97%, 04/20/2028 497 496
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(e)
562 562
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 1,000 999
$ 8,904
Automobile Manufacturers - 0 .84%
Ford Motor Credit Co LLC
5.80%, 03/08/2029 875 885
6.13%, 03/08/2034 200 198
Hyundai Capital America
4.50%, 09/18/2030
(e)
550 541
5.00%, 04/07/2031
(e),(f)
200 200
5.30%, 06/24/2029
(e)
125 127
6.50%, 01/16/2029
(e)
80 83
$ 2,034
Automobile Parts & Equipment - 0 .02%
Phinia Inc
6.75%, 04/15/2029
(e)
35 36

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 9 .43%
AIB Group PLC
5.32%, 05/15/2031
(e),(g)
$ 200 $ 204
Secured Overnight Financing Rate + 1.65%
5.87%, 03/28/2035
(e),(g)
600 620
Secured Overnight Financing Rate + 1.91%
Bank of America Corp
2.68%, 06/19/2041
(g)
680 487
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(g)
380 344
Secured Overnight Financing Rate + 1.32%
4.57%, 04/27/2033
(g)
360 354
Secured Overnight Financing Rate + 1.83%
Barclays PLC
4.22%, 05/24/2030
(g)
315 310
Secured Overnight Financing Rate + 0.93%
4.52%, 02/24/2032
(g)
235 230
Secured Overnight Financing Rate + 1.14%
5.34%, 09/10/2035
(g)
215 213
Secured Overnight Financing Rate + 1.91%
7.63%, 03/15/2035
(g),(h),(i)
284 287
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
CaixaBank SA
5.58%, 07/03/2036
(e),(g)
400 402
Secured Overnight Financing Rate + 1.79%
Citigroup Inc
3.79%, 03/17/2033
(g)
485 455
Secured Overnight Financing Rate + 1.94%
5.17%, 09/11/2036
(g)
460 456
Secured Overnight Financing Rate + 1.49%
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(e),(g)
250 252
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Danske Bank A/S
4.61%, 10/02/2030
(e),(g)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(e),(g)
210 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
4.73%, 02/06/2032
(g)
620 611
Secured Overnight Financing Rate + 1.14%
4.95%, 08/04/2031
(g)
855 852
Secured Overnight Financing Rate + 1.30%
5.71%, 02/08/2028
(g)
165 166
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
4.52%, 01/21/2032
(g)
350 345
Secured Overnight Financing Rate + 0.96%
4.94%, 10/21/2036
(g)
330 320
Secured Overnight Financing Rate + 1.33%
5.02%, 10/23/2035
(g)
275 270
Secured Overnight Financing Rate + 1.42%
5.07%, 01/21/2037
(g)
700 684
Secured Overnight Financing Rate + 1.19%
5.39%, 02/02/2041
(g)
700 676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%
5.56%, 11/19/2045
(g)
155 149
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(g)
170 166
Secured Overnight Financing Rate + 1.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
5.13%, 11/06/2036
(g)
$ 295 $ 289
Secured Overnight Financing Rate + 1.43%
5.24%, 05/13/2031
(g)
310 314
Secured Overnight Financing Rate + 1.57%
5.74%, 09/10/2036
(g)
400 400
Secured Overnight Financing Rate + 1.96%
Huntington Bancshares Inc/OH
4.62%, 01/28/2032
(g)
75 74
Secured Overnight Financing Rate + 0.99%
5.61%, 01/28/2041
(g)
250 244
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
5.71%, 02/02/2035
(g)
985 1,005
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
4.90%, 01/22/2037
(g)
230 225
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(g)
705 706
Secured Overnight Financing Rate + 2.08%
5.34%, 01/23/2035
(g)
290 294
Secured Overnight Financing Rate + 1.62%
5.58%, 07/23/2036
(g)
310 314
Secured Overnight Financing Rate + 1.64%
6.50%, 04/01/2030
(g),(h)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
Keybank National Association
5.00%, 01/26/2033 500 493
KeyCorp
5.12%, 04/04/2031
(g)
390 394
Secured Overnight Financing Rate + 1.23%
5.31%, 01/28/2037
(g)
145 142
Secured Overnight Financing Rate + 1.37%
6.40%, 03/06/2035
(g)
110 117
Secured Overnight Financing Rate + 2.42%
Morgan Stanley
2.48%, 09/16/2036
(g)
225 194
Secured Overnight Financing Rate + 1.36%
4.49%, 01/16/2032
(g)
210 206
Secured Overnight Financing Rate + 0.95%
4.71%, 03/12/2032
(g)
325 323
Secured Overnight Financing Rate + 1.20%
5.19%, 04/17/2031
(g)
480 487
Secured Overnight Financing Rate + 1.51%
5.31%, 01/18/2041
(g)
435 420
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035
(g)
1,125 1,129
Secured Overnight Financing Rate + 1.56%
5.52%, 11/19/2055
(g)
120 114
Secured Overnight Financing Rate + 1.71%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(g)
250 249
Secured Overnight Financing Rate + 1.08%
NatWest Group PLC
5.12%, 05/23/2031
(g)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
PNC Financial Services Group Inc/The
5.37%, 07/21/2036
(g)
355 357
Secured Overnight Financing Rate + 1.42%
5.42%, 01/25/2041
(g)
280 274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.58%, 01/29/2036
(g)
230 235
Secured Overnight Financing Rate + 1.39%

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.68%, 01/22/2035
(g)
$ 635 $ 653
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(g)
205 226
Secured Overnight Financing Rate + 2.28%
Scotiabank Peru SAA
6.10%, 10/01/2035
(a),(e),(g)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
Texas Capital Bancshares Inc
5.30%, 02/27/2032
(g)
235 232
Secured Overnight Financing Rate + 1.94%
Truist Financial Corp
4.60%, 01/27/2032
(g)
275 272
Secured Overnight Financing Rate + 0.97%
UBS Group AG
5.43%, 02/08/2030
(e),(g)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
7.00%, 02/10/2030
(e),(g),(h),(i)
227 225
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
2.49%, 11/03/2036
(g)
740 640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
5.03%, 01/26/2037
(g)
185 182
Secured Overnight Financing Rate + 1.10%
5.68%, 01/23/2035
(g)
550 568
Secured Overnight Financing Rate + 1.86%
Westpac Banking Corp
4.11%, 07/24/2034
(g)
525 512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Zions Bancorp NA
4.70%, 08/18/2028
(g)
345 342
Secured Overnight Financing Rate + 1.16%
$ 22,929
Biotechnology - 0 .11%
Amgen Inc
5.60%, 03/02/2043 175 172
CSL Finance PLC
4.75%, 04/27/2052
(e)
125 106
$ 278
Building Materials - 0 .47%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(e)
417 430
Cemex SAB de CV
7.20%, 06/10/2030
(e),(g),(h)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(e)
513 509
$ 1,142
Chemicals - 0 .74%
CF Industries Inc
5.30%, 11/26/2035 315 314
Consolidated Energy Finance SA
5.63%, 10/15/2028
(a),(e)
260 242
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(e)
75 72
3.47%, 12/01/2050
(e)
150 101
OCP SA
6.75%, 05/02/2034
(e)
400 416
Olympus Water US Holding Corp
4.25%, 10/01/2028
(e)
275 263
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
5.63%, 04/22/2056
(e),(g)
$ 400 $ 389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
$ 1,797
Commercial Mortgage Backed Securities - 5 .76%
ALA Trust 2025-OANA
5.42%, 06/15/2040
(e)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2024-C24
5.42%, 02/15/2057 2,000 2,048
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(j)
500 518
BBCMS Mortgage Trust 2025-5C38
5.15%, 11/15/2058 750 762
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 215
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 135
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(e),(j)
250 248
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(e),(j)
1,000 1,012
BRCK Trust 2025-830B
0.25%, 12/10/2030
(e),(j),(k)
10,000 100
BSTN Commercial Mortgage Trust 2025-1C
5.01%, 06/15/2044
(e),(j)
1,000 1,017
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(e)
500 506
BX Commercial Mortgage Trust 2026-VLT9
5.37%, 03/15/2045
(e)
1,000 995
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2025-ARIA
5.03%, 12/13/2042
(e),(j)
500 503
BX Trust 2025-VLT6
5.12%, 03/15/2042
(e)
1,000 993
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
BX Trust 2026-OPTM
4.95%, 03/15/2039
(e)
500 497
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
BXHPP Trust 2021-FILM
4.44%, 08/15/2036
(e)
500 474
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
COMM 2025-167G Mortgage Trust
5.50%, 08/10/2040
(e)
350 349
DROP Mortgage Trust 2021-FILE
4.94%, 10/15/2043
(e)
500 497
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
ELM Trust 2024-ELM
5.41%, 06/10/2039
(e),(j)
850 852
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 307
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.46%, 11/15/2047
(j)
500 455
LBA Trust 2024-7IND
5.12%, 10/15/2041
(e)
178 177
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
ORL Trust 2024-GLKS
5.17%, 12/15/2039
(e)
$ 500 $ 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
4.67%, 01/15/2039
(e)
350 350
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
Wells Fargo Commercial Mortgage Trust 2025-5C7
4.32%, 12/15/2058 190 188
$ 13,999
Commercial Services - 0 .48%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 106
EquipmentShare.com Inc
8.00%, 03/15/2033
(e)
299 309
8.63%, 05/15/2032
(e)
13 13
Garda World Security Corp
6.00%, 06/01/2029
(e)
145 138
8.38%, 11/15/2032
(e)
236 236
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(e)
140 138
Veritiv Operating Co
10.50%, 11/30/2030
(e)
160 166
Williams Scotsman Inc
4.63%, 08/15/2028
(e)
65 64
$ 1,170
Computers - 1 .07%
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 300 295
4.50%, 03/23/2028 180 180
4.55%, 10/15/2029 295 294
5.00%, 10/15/2034 680 658
5.25%, 04/01/2033 205 204
5.60%, 10/15/2054 320 286
International Business Machines Corp
5.70%, 02/10/2055 140 132
McAfee Corp
7.38%, 02/15/2030
(e)
429 354
NCR Atleos Corp
9.50%, 04/01/2029
(e)
186 199
$ 2,602
Consumer Products - 0 .06%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(e)
224 138
Credit Card Asset Backed Securities - 0 .57%
American Express Credit Account Master Trust
4.87%, 05/15/2028 100 100
5.24%, 04/15/2031 955 984
WF Card Issuance Trust
4.34%, 05/15/2030 300 302
$ 1,386
Diversified Financial Services - 3 .31%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 470 452
4.13%, 02/28/2029 365 360
6.95%, 03/10/2055
(g)
345 353
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Affiliated Managers Group Inc
5.50%, 02/15/2036 110 108
Aircastle Ltd / Aircastle Ireland DAC
5.00%, 09/15/2030
(e)
195 195
5.75%, 10/01/2031
(e)
355 363
Atlas Warehouse Lending Co LP
4.95%, 11/15/2030
(e)
330 324
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd
4.85%, 04/01/2033
(e)
$ 230 $ 220
Charles Schwab Corp/The
4.91%, 11/14/2036
(g)
420 408
Secured Overnight Financing Rate + 1.23%
5.85%, 05/19/2034
(g)
85 89
Secured Overnight Financing Rate + 2.50%
Citadel Finance LLC
4.75%, 02/14/2029
(e)
250 245
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(e)
500 508
6.20%, 06/18/2035
(e)
500 512
Credit Acceptance Corp
6.63%, 03/15/2030
(e)
335 327
9.25%, 12/15/2028
(e)
70 73
Equitable America Global Funding
4.95%, 06/09/2030
(e)
90 90
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(e)
40 38
9.13%, 05/15/2031
(e)
340 346
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(e)
454 461
ILFC E-Capital Trust II
6.81%, 12/21/2065
(e)
100 87
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(e)
519 513
6.75%, 05/01/2033
(e)
704 714
OneMain Finance Corp
3.50%, 01/15/2027 135 132
4.00%, 09/15/2030 87 79
6.63%, 01/15/2028 7 7
7.13%, 11/15/2031 144 143
7.50%, 05/15/2031 300 302
Rfna LP
7.88%, 02/15/2030
(e)
60 57
Rocket Cos Inc
6.13%, 08/01/2030
(e)
95 96
SLM Corp
3.13%, 11/02/2026 190 188
TrueNoord Capital DAC
8.75%, 03/01/2030
(e)
252 257
$ 8,047
Electric - 3 .38%
Alliant Energy Finance LLC
5.40%, 06/06/2027
(e)
535 539
5.95%, 03/30/2029
(e)
95 98
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 320 261
Black Hills Corp
4.55%, 01/31/2031 195 193
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(e)
235 230
Clearway Energy Operating LLC
4.75%, 03/15/2028
(e)
115 113
CMS Energy Corp
6.50%, 06/01/2055
(g)
425 433
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Commonwealth Edison Co
4.00%, 03/01/2049 180 137
Duke Energy Carolinas LLC
3.75%, 06/01/2045 150 115
Duke Energy Florida LLC
6.20%, 11/15/2053 85 89

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Evergy Missouri West Inc
5.25%, 12/15/2035
(e)
$ 170 $ 168
Exelon Corp
5.60%, 03/15/2053 100 94
Indiana Michigan Power Co
5.60%, 03/15/2056 80 77
Indianapolis Power & Light Co
5.70%, 04/01/2054
(e)
145 141
Interstate Power and Light Co
5.60%, 06/29/2035 590 604
Lightning Power LLC
7.25%, 08/15/2032
(e)
377 392
Louisville Gas and Electric Co
5.85%, 08/15/2055 125 124
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 175 178
6.38%, 08/15/2055
(g)
250 255
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(g)
335 342
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.41%, 10/15/2035
(e)
100 98
5.75%, 01/15/2034
(e)
162 160
6.00%, 01/15/2036
(e)
271 268
Pacific Gas and Electric Co
6.00%, 05/01/2056 165 157
Public Service Co of Colorado
5.25%, 04/01/2053 90 81
Puget Sound Energy Inc
5.60%, 09/15/2055 95 92
Saavi Energia Sarl
8.88%, 02/10/2035
(e)
200 210
Southern Co/The
5.70%, 03/15/2034 265 275
Southern Power Co
4.90%, 10/01/2035 255 247
Vistra Corp
7.00%, 12/15/2026
(e),(g),(h)
473 474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
VoltaGrid LLC
7.38%, 11/01/2030
(e)
335 346
WEC Energy Group Inc
5.63%, 05/15/2056
(g)
265 260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
Xcel Energy Inc
5.45%, 08/15/2033 730 745
5.75%, 12/03/2056
(g)
215 210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 8,206
Electrical Components & Equipment - 0 .02%
WESCO Distribution Inc
7.25%, 06/15/2028
(e)
43 43
Engineering & Construction - 0 .08%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(e)
200 202
Entertainment - 0 .50%
Caesars Entertainment Inc
4.63%, 10/15/2029
(a),(e)
215 207
6.50%, 02/15/2032
(e)
330 326
Cinemark USA Inc
5.25%, 07/15/2028
(e)
275 273
7.00%, 08/01/2032
(e)
95 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Discovery Global Holdings Inc
5.05%, 03/15/2042 $ 253 $ 167
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(e)
130 136
$ 1,206
Environmental Control - 0 .12%
Madison IAQ LLC
4.13%, 06/30/2028
(e)
90 88
Waste Connections Inc
4.80%, 07/15/2036 205 201
$ 289
Food - 1 .71%
B&G Foods Inc
5.25%, 09/15/2027 20 19
8.00%, 09/15/2028
(e)
336 331
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(e),(j),(l)
164 175
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(e)
145 148
Fiesta Purchaser Inc
7.88%, 03/01/2031
(e)
254 259
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
4.38%, 02/02/2052 526 400
5.50%, 01/15/2036 120 120
5.63%, 03/10/2037
(e),(f)
330 331
5.95%, 04/20/2035 315 327
6.25%, 03/01/2056 410 402
6.38%, 02/25/2055 125 124
6.40%, 05/10/2057
(e),(f)
205 205
6.75%, 03/15/2034 100 110
Mars Inc
5.20%, 03/01/2035
(e)
815 823
5.70%, 05/01/2055
(e)
398 388
$ 4,162
Forest Products & Paper - 0 .02%
Mercer International Inc
5.13%, 02/01/2029 40 21
12.88%, 10/01/2028
(a),(e)
35 22
$ 43
Gas - 0 .32%
Boston Gas Co
5.84%, 01/10/2035
(e)
100 105
NiSource Inc
6.95%, 11/30/2054
(g)
310 319
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
6.00%, 06/15/2055 365 365
$ 789
Healthcare - Products - 0 .33%
Abbott Laboratories
4.30%, 03/15/2033 300 294
4.65%, 03/15/2036 210 205
5.50%, 03/15/2056 310 304
$ 803
Healthcare - Services - 0 .63%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
150 146
Centene Corp
4.25%, 12/15/2027 25 25
Concentra Health Services Inc
6.88%, 07/15/2032
(e)
203 210
Global Medical Response Inc
7.38%, 10/01/2032
(e)
105 109

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
5.45%, 04/01/2031 $ 90 $ 92
LifePoint Health Inc
8.38%, 02/15/2032
(e)
369 394
11.00%, 10/15/2030
(e)
90 97
Tenet Healthcare Corp
6.13%, 06/15/2030 103 104
UnitedHealth Group Inc
4.75%, 05/15/2052 305 257
5.75%, 07/15/2064 115 109
$ 1,543
Home Builders - 0 .19%
Adams Homes Inc
9.25%, 10/15/2028
(e)
184 190
K Hovnanian Enterprises Inc
8.38%, 10/01/2033
(e)
263 260
$ 450
Home Equity Asset Backed Securities - 0 .02%
Saxon Asset Securities Trust 2004-1
1.97%, 03/25/2035 93 53
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 0 .74%
American International Group Inc
5.45%, 05/07/2035 145 148
Aon North America Inc
5.75%, 03/01/2054 370 357
Arthur J Gallagher & Co
5.55%, 02/15/2055 45 42
Asurion LLC/ Asurion Co-Issuer Inc
8.00%, 12/31/2032
(e)
35 36
8.38%, 02/01/2034
(e)
120 117
Corebridge Financial Inc
5.75%, 01/15/2034
(a)
105 108
Markel Group Inc
6.00%, 05/16/2054 75 73
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 60 63
MetLife Inc
5.00%, 07/15/2052 50 44
5.85%, 03/15/2056
(g)
245 240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(e)
140 144
Protective Life Corp
4.70%, 01/15/2031
(e)
180 178
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(e)
85 68
Willis North America Inc
4.55%, 03/15/2031 195 192
$ 1,810
Internet - 0 .45%
Amazon.com Inc
5.80%, 03/13/2056 175 175
Beignet Investor LLC
6.58%, 05/30/2049
(e)
555 571
Cogent Communications Group LLC / Cogent
Finance Inc
7.00%, 06/15/2027
(e)
15 15
Meta Platforms Inc
4.45%, 08/15/2052 435 342
$ 1,103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0 .43%
HA Sustainable Infrastructure Capital Inc
7.13%, 11/15/2056
(g)
$ 175 $ 174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.48%
8.00%, 06/01/2056
(g)
385 399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(e)
7 7
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 294 251
5.25%, 05/15/2027 85 83
10.00%, 11/15/2029
(e)
142 140
$ 1,054
Iron & Steel - 0 .12%
Vale Overseas Ltd
6.00%, 02/25/2056
(e),(g)
300 295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
Leisure Products & Services - 0 .03%
NCL Finance Ltd
6.13%, 03/15/2028
(e)
80 81
Lodging - 0 .08%
Wynn Macau Ltd
5.63%, 08/26/2028
(e)
200 196
Machinery - Diversified - 0 .07%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(e)
165 172
Media - 0 .89%
AMC Networks Inc
10.50%, 07/15/2032
(e)
88 87
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
265 248
4.50%, 06/01/2033
(e)
26 23
5.38%, 06/01/2029
(e)
70 69
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 445 283
Comcast Corp
2.94%, 11/01/2056 190 105
Directv Financing LLC
8.88%, 02/01/2030
(e)
150 149
8.88%, 02/01/2030
(e)
114 114
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(e)
10 10
Discovery Communications LLC
4.13%, 05/15/2029 89 86
DISH DBS Corp
5.25%, 12/01/2026
(e)
76 75
DISH Network Corp
11.75%, 11/15/2027
(e)
245 252
iHeartCommunications Inc
4.75%, 01/15/2028
(e)
101 91
7.75%, 08/15/2030
(e)
101 80
Paramount Global
4.20%, 05/19/2032
(a)
190 163
Sinclair Television Group Inc
8.13%, 02/15/2033
(e)
328 334
$ 2,169
Metal Fabrication & Hardware - 0 .09%
TMS International Corp/DE
6.25%, 04/15/2029
(e)
224 216
Mining - 0 .56%
Anglo American Capital PLC
5.25%, 03/19/2036
(e)
220 215

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
First Quantum Minerals Ltd
6.38%, 02/15/2036
(e)
$ 200 $ 192
8.00%, 03/01/2033
(e)
200 209
Glencore Funding LLC
4.90%, 07/01/2031
(e),(f)
320 320
5.19%, 04/01/2030
(e)
210 213
Taseko Mines Ltd
8.25%, 05/01/2030
(e)
205 214
$ 1,363
Mortgage Backed Securities - 2 .12%
Fannie Mae REMICS
2.22%, 12/25/2049
(k)
1,886 210
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.27%, 08/25/2049
(k)
1,764 193
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.27%, 06/25/2050
(k)
1,005 115
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.32%, 02/25/2043
(k)
94 9
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.32%, 08/25/2043
(k)
522 52
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.32%, 12/25/2044
(k)
2,115 230
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.37%, 12/25/2042
(k)
1,189 121
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.37%, 01/25/2048
(k)
449 54
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.42%, 03/25/2048
(k)
581 71
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.42%, 06/25/2048
(k)
647 77
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(k)
7 —
3.00%, 09/25/2050
(k)
720 114
3.50%, 11/25/2027
(k)
5 —
Freddie Mac REMICS
2.37%, 06/25/2050
(k)
651 77
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(k)
4 —
3.00%, 10/15/2027
(k)
5 —
4.24%, 05/15/2049 657 647
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
2.26%, 12/16/2043
(k)
669 61
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.26%, 03/20/2050
(k)
1,318 161
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.31%, 06/20/2046
(k)
234 27
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.31%, 11/20/2046
(k)
606 73
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
2.35%, 12/20/2043
(k)
$ 114 $ 12
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
2.41%, 10/20/2045
(k)
269 31
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.41%, 11/20/2047
(k)
200 25
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.46%, 06/20/2045
(k)
523 64
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.50%, 12/20/2050
(k)
904 142
2.51%, 08/20/2050
(k)
726 97
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 11/20/2050
(k)
516 74
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 06/20/2051
(k)
1,444 214
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 08/20/2051
(k)
506 70
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.58%, 09/20/2050
(k)
586 85
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.93%, 04/20/2041
(k)
411 52
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
3.00%, 07/20/2050
(k)
190 30
3.00%, 11/20/2050
(k)
439 75
3.00%, 11/20/2050
(k)
665 111
3.00%, 11/20/2050
(k)
852 152
3.50%, 10/20/2049
(k)
305 58
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(e),(j)
42 42
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(e),(j)
335 336
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(e),(j)
145 145
JP Morgan Mortgage Trust Series 2026-ACES1
4.89%, 04/25/2066
(e),(j)
539 536
Sequoia Mortgage Trust 2024-2
5.98%, 03/25/2054
(e),(j)
242 242
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(e),(j)
263 263
$ 5,148
Oil & Gas - 1 .03%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(e)
200 209
Chord Energy Corp
6.00%, 10/01/2030
(e)
130 132
ConocoPhillips Co
5.50%, 01/15/2055 145 138
Diamondback Energy Inc
5.75%, 04/18/2054 315 298
Ecopetrol SA
8.88%, 01/13/2033 170 179
Matador Resources Co
6.00%, 04/15/2034
(e)
60 60
6.25%, 04/15/2033
(e)
513 513
Northern Oil & Gas Inc
7.88%, 10/15/2033
(e)
358 370
Permian Resources Operating LLC
8.00%, 04/15/2027
(e)
75 75

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
7.69%, 01/23/2050 $ 225 $ 195
Sunoco LP
5.88%, 03/15/2034
(e)
337 333
$ 2,502
Oil & Gas Services - 0 .16%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(e)
110 110
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
5.85%, 06/15/2056 245 240
Enerflex Inc
6.88%, 01/15/2031
(e)
30 30
$ 380
Other Asset Backed Securities - 5 .87%
Bluepeak ABS Issuer LLC
5.86%, 12/20/2055
(e)
225 228
6.49%, 12/20/2055
(e)
250 253
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.08%, 03/20/2056
(e)
500 494
5.52%, 12/20/2055
(e)
700 704
6.00%, 05/20/2055
(e)
400 406
DataBank Issuer
5.81%, 02/25/2056
(e)
412 409
Flexential Issuer LLC
6.00%, 03/25/2061
(e)
450 439
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(e)
190 191
Hotwire Funding LLC
2.31%, 11/20/2051
(e)
600 591
Kinetic ABS Issuer LLC
5.22%, 02/25/2056
(e)
1,500 1,496
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(e)
1,000 997
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(e)
1,375 1,369
5.27%, 04/20/2056
(e)
1,250 1,254
QTS Issuer ABS II LLC
5.85%, 01/05/2056
(e)
550 539
Summit Issuer LLC
5.21%, 11/20/2055
(e)
1,100 1,097
Switch ABS Issuer LLC
5.12%, 10/25/2055
(e)
1,150 1,123
Verizon Master Trust
4.35%, 08/20/2032
(e)
525 527
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(e)
215 219
Zayo Issuer LLC
5.57%, 10/20/2055
(e)
1,125 1,126
5.72%, 10/20/2055
(e)
150 148
5.95%, 06/20/2055
(e)
650 661
$ 14,271
Packaging & Containers - 0 .68%
Clydesdale Acquisition Holdings Inc
6.75%, 04/15/2032
(e)
135 128
8.75%, 04/15/2030
(e)
60 56
LABL Inc
0.00%, 11/01/2028
(e),(m)
95 45
0.00%, 11/01/2028
(e),(m)
280 134
LABL Inc DIP
10.39%, 11/30/2026 43 43
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(e)
303 303
9.25%, 04/15/2030
(e)
134 124
Packaging Corp of America
5.20%, 08/15/2035 400 397
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 $ 425 $ 433
$ 1,663
Pharmaceuticals - 1 .14%
1261229 BC Ltd
10.00%, 04/15/2032
(e)
200 205
AbbVie Inc
4.25%, 11/21/2049 285 231
4.75%, 03/15/2036 245 240
5.50%, 03/15/2064 120 114
5.55%, 03/15/2056 160 156
AdaptHealth LLC
6.13%, 08/01/2028
(e)
105 105
CVS Health Corp
5.45%, 09/15/2035 280 281
Endo Finance Holdings LP
8.50%, 04/15/2031
(e)
362 379
Jazz Securities DAC
4.38%, 01/15/2029
(e)
295 288
Novartis Capital Corp
5.70%, 03/18/2056 220 222
Zoetis Inc
5.00%, 08/17/2035 555 551
$ 2,772
Pipelines - 1 .42%
Cheniere Energy Inc
5.65%, 04/15/2034 235 242
DT Midstream Inc
4.13%, 06/15/2029
(e)
700 685
Energy Transfer LP
5.15%, 03/15/2045 275 239
5.95%, 05/15/2054 295 277
6.50%, 02/15/2056
(g)
529 523
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Harvest Midstream I LP
7.50%, 09/01/2028
(e)
35 35
Kinder Morgan Inc
5.40%, 02/01/2034 160 164
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(e)
65 67
ONEOK Inc
4.75%, 10/15/2031 275 272
5.70%, 11/01/2054 290 265
Transcontinental Gas Pipe Line Co LLC
5.75%, 03/15/2056
(e)
70 68
Venture Global LNG Inc
8.38%, 06/01/2031
(e)
40 42
9.00%, 09/30/2029
(e),(g),(h)
189 188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(e)
348 376
$ 3,443
REITs - 0 .94%
American Homes 4 Rent LP
3.38%, 07/15/2051 130 85
4.25%, 02/15/2028 215 214
4.95%, 06/15/2030 70 70
5.50%, 07/15/2034 200 200
Arbor Realty SR Inc
7.88%, 07/15/2030
(e)
412 381
8.50%, 12/15/2028
(a),(e)
80 79
CFE Fibra E
5.88%, 09/23/2040
(e)
197 192
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(e)
400 385

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(e)
$ 149 $ 144
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(e)
85 82
7.00%, 02/01/2030
(e)
65 66
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(e)
251 236
XHR LP
4.88%, 06/01/2029
(e)
135 131
6.63%, 05/15/2030
(e)
10 10
$ 2,275
Retail - 0 .76%
Carvana Co
9.00%, 06/01/2030
(e),(j)
354 368
El Puerto de Liverpool SAB de CV
5.75%, 02/10/2038
(e)
200 189
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(e)
369 353
Michaels Cos Inc/The
11.00%, 03/15/2034
(e)
145 135
Park River Holdings Inc
8.00%, 03/15/2031
(e)
240 239
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(e)
323 280
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(e)
279 290
$ 1,854
Semiconductors - 1 .94%
Broadcom Inc
3.42%, 04/15/2033 1,397 1,278
4.35%, 02/15/2030 165 164
4.55%, 02/15/2032 85 84
4.60%, 01/15/2033 420 414
5.05%, 07/12/2029 110 112
5.15%, 11/15/2031 125 128
5.20%, 07/15/2035 270 272
Intel Corp
4.75%, 03/25/2050 270 219
Kioxia Holdings Corp
6.63%, 07/24/2033
(e)
400 411
Marvell Technology Inc
2.95%, 04/15/2031 170 156
4.75%, 07/15/2030 100 100
5.45%, 07/15/2035 145 147
5.95%, 09/15/2033 190 201
Micron Technology Inc
5.30%, 01/15/2031 355 372
5.80%, 01/15/2035 619 659
$ 4,717
Shipbuilding - 0 .04%
Huntington Ingalls Industries Inc
5.75%, 01/15/2035 90 93
Software - 0 .94%
Cloud Software Group Inc
9.00%, 09/30/2029
(e)
60 58
Fidelity National Information Services Inc
4.45%, 03/10/2028 345 344
4.80%, 03/10/2031 140 139
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(e),(f)
258 267
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
3.95%, 03/25/2051 $ 320 $ 203
4.00%, 07/15/2046 95 64
4.90%, 02/06/2033 70 66
5.20%, 09/26/2035 170 160
5.38%, 09/27/2054 135 105
5.55%, 02/06/2053 290 231
5.95%, 09/26/2055 295 248
Synopsys Inc
5.15%, 04/01/2035 190 190
5.70%, 04/01/2055 215 206
$ 2,281
Sovereign - 0 .47%
Brazilian Government International Bond
6.25%, 05/22/2036 275 269
Colombia Government International Bond
6.13%, 01/21/2031 200 197
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(e)
200 214
Republic of South Africa Government International
Bond
7.25%, 12/11/2055
(e)
200 183
Romanian Government International Bond
5.75%, 07/04/2036
(e)
300 278
$ 1,141
Telecommunications - 1 .51%
Altice France SA
6.50%, 04/15/2032
(e)
105 99
9.50%, 11/01/2029
(e)
322 326
AT&T Inc
3.50%, 09/15/2053 259 170
3.55%, 09/15/2055 360 234
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(e)
400 407
EchoStar Corp
10.75%, 11/30/2029 368 397
Level 3 Financing Inc
8.50%, 01/15/2036
(e)
255 266
Telecom Argentina SA
9.50%, 07/18/2031
(e)
75 79
T-Mobile USA Inc
3.40%, 10/15/2052 270 177
4.63%, 01/15/2033 230 226
5.88%, 11/15/2055 250 244
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(e)
205 209
8.63%, 06/15/2032
(e)
50 51
Uniti Services LLC
7.50%, 10/15/2033
(e)
40 41
Verizon Communications Inc
5.88%, 11/30/2055 95 92
Viasat Inc
6.50%, 07/15/2028
(e)
91 90
7.50%, 05/30/2031
(e)
268 265
Viavi Solutions Inc
3.75%, 10/01/2029
(e)
60 56
Zayo Group Holdings Inc
5.75%, PIK 0.50%; 03/09/2030
(e),(j),(l)
232 231
$ 3,660
Transportation - 0 .21%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 49
5.55%, 03/15/2056 195 189
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(m),(n)
121 —

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(e)
$ 257 $ 264
$ 502
Water - 0 .05%
Essential Utilities Inc
5.13%, 03/15/2036 125 123
TOTAL BONDS $ 145,734
SENIOR FLOATING RATE INTERESTS
- 2 .13%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .08%
TransDigm Inc ; Term Loan J
7.26%, 02/28/2031 189 189
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .10%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.92%, 04/20/2028 53 52
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
United Airlines Inc ; Term Loan B
5.43%, 02/22/2031 187 186
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 238
Chemicals - 0 .05%
Advancion Holdings LLC ; Term Loan
11.52%, 11/24/2028 5 4
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan
8.41%, 11/27/2030 10 10
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Element Solutions Inc ; Term Loan B3
5.42%, 12/18/2030 110 110
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 124
Commercial Services - 0 .20%
Aggreko Holdings Inc ; Term Loan B
6.66%, 05/21/2031 89 89
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Shift4 Payments LLC ; Term Loan B
5.65%, 06/30/2032 200 199
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Veritiv Operating Co ; Term Loan B
7.70%, 11/30/2030 198 191
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 479
Computers - 0 .06%
McAfee Corp ; Term Loan B1
6.67%, 03/01/2029 174 155
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0 .07%
Kronos Acquisition Holdings Inc ; Term Loan B
7.70%, 06/27/2031 261 158
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .14%
Jane Street Group LLC ; Term Loan B
5.96%, 12/15/2031 213 209
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jupiter Borrower Inc ; Term Loan B
0.00%, 03/25/2033
(o)
$ 125 $ 124
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 333
Food - 0 .10%
Fiesta Purchaser Inc ; Term Loan B
6.42%, 02/12/2031 250 244
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Services - 0 .03%
LifePoint Health Inc ; Term Loan B
7.42%, 05/16/2031 85 85
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0 .08%
Asurion LLC ; Term Loan B4
9.05%, 01/20/2029 202 201
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Internet - 0 .10%
iliad SA ; Term Loan
6.42%, 02/01/2029 255 253
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lodging - 0 .11%
Fertitta Entertainment LLC/NV ; Term Loan B
6.92%, 01/27/2029 263 258
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .00%
TK Elevator US Newco Inc ; Term Loan B
6.38%, 04/30/2030 10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .19%
Directv Financing LLC ; Tern Loan Extended
9.18%, 08/02/2029 64 64
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC ; Term Loan B
9.17%, 02/15/2031 166 166
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
iHeartCommunications Inc ; Term Loan
9.56%, 05/01/2029 253 221
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 451
Mining - 0 .06%
Arsenal AIC Parent LLC ; Term Loan B
6.42%, 08/18/2030 150 150
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Oil & Gas Services - 0 .05%
Deep Blue Operating I LLC ; Term Loan B
6.42%, 10/01/2032 130 130
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0 .16%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.92%, 03/26/2032 173 161
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
LABL Inc ; Term Loan B
0.00%, 10/27/2028
(m)
$ 216 $ 98
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.16%, 04/15/2030 127 123
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 382
Pharmaceuticals - 0 .26%
1261229 BC Ltd ; Term Loan B
9.92%, 10/08/2030 343 331
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings LP ; Term Loan B
7.42%, 04/23/2031 225 224
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl ; Term Loan B2
5.92%, 05/05/2028 72 72
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 627
Retail - 0 .11%
IRB Holding Corp ; Term Loan B
6.18%, 12/15/2030 72 72
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan B
8.67%, 02/18/2033 200 193
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 265
Software - 0 .07%
Cloud Software Group Inc ; Term Loan B1
6.95%, 08/13/2032 180 164
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
OAK-Eagle Acquireco Inc ; Term Loan B
0.00%, 03/24/2033
(o)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 174
Telecommunications - 0 .11%
Zayo Group Holdings Inc ; PIK Term Loan
7.87%, PIK 0.50%; 03/11/2030
(l)
272 266
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,172
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 30 .74%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .59%
3.00%, 11/01/2042 $ 105 $ 97
3.00%, 12/01/2046 40 36
3.50%, 10/01/2041 10 9
3.50%, 04/01/2042 14 13
3.50%, 10/01/2045 271 256
3.50%, 03/01/2048 41 38
4.00%, 02/01/2045 4 4
4.00%, 02/01/2046 25 24
4.00%, 02/01/2046 70 68
4.00%, 06/01/2046 18 17
4.00%, 04/01/2047 79 76
4.00%, 11/01/2047 128 122
4.50%, 10/01/2041 10 10
4.50%, 12/01/2043 235 232
5.00%, 06/01/2031 16 16
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 10/01/2035 $ 8 $ 8
5.00%, 06/01/2041 343 348
6.00%, 06/01/2032 6 6
6.00%, 10/01/2032 3 3
6.00%, 01/01/2038 18 19
6.50%, 05/01/2029 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 1 1
7.00%, 12/01/2029 3 3
7.00%, 06/01/2030 1 1
7.00%, 12/01/2031 7 8
7.50%, 03/01/2031 2 2
8.00%, 09/01/2030 17 17
$ 1,436
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16 .04%
2.00%, 01/01/2051 824 686
2.00%, 02/01/2051 2,955 2,443
2.00%, 02/01/2051 1,366 1,111
2.00%, 11/01/2051 945 775
2.00%, 12/01/2051 416 341
2.00%, 12/01/2051 1,454 1,191
2.00%, 05/01/2052 439 362
2.50%, 11/01/2050 279 240
2.50%, 02/01/2051 1,107 954
2.50%, 07/01/2051 838 719
2.50%, 11/01/2051 503 432
2.50%, 12/01/2051 984 847
2.50%, 01/01/2052 690 584
2.50%, 04/01/2052 1,202 1,027
2.50%, 10/01/2053 242 205
3.00%, 03/01/2034 68 66
3.00%, 03/01/2052 813 726
3.00%, 04/01/2052 1,026 916
3.00%, 06/01/2052 309 273
3.00%, 07/01/2052 420 372
3.50%, 04/01/2030 50 50
3.50%, 08/01/2034 74 72
3.50%, 12/01/2040 19 18
3.50%, 12/01/2041 5 5
3.50%, 03/01/2042 10 10
3.50%, 04/01/2042 21 20
3.50%, 11/01/2042 258 246
3.50%, 05/01/2046 9 8
3.50%, 06/01/2051 166 154
4.00%, 05/01/2041 55 53
4.00%, 10/01/2041 18 18
4.00%, 10/01/2041 7 7
4.00%, 11/01/2041 10 10
4.00%, 04/01/2042 9 8
4.00%, 02/01/2044 38 37
4.00%, 09/01/2044 6 6
4.00%, 09/01/2045 30 29
4.00%, 12/01/2045 147 141
4.00%, 01/01/2047 13 12
4.00%, 10/01/2048 102 98
4.00%, 10/01/2052 75 71
4.00%, 03/01/2053 1,073 1,020
4.00%, 07/01/2053 871 825
4.50%, 08/01/2040 13 13
4.50%, 11/01/2040 212 210
4.50%, 08/01/2041 9 9
4.50%, 09/01/2041 85 84
4.50%, 06/01/2046 8 8
4.50%, 05/01/2047 13 13
4.50%, 05/01/2047 7 7
4.50%, 05/01/2049 51 50
4.50%, 09/01/2052 1,441 1,398

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 10/01/2052 $ 1,421 $ 1,378
4.50%, 07/01/2053 625 606
4.50%, 08/01/2053 360 348
4.50%, 01/01/2054 362 353
5.00%, 10/01/2041 50 50
5.00%, 06/01/2048 103 103
5.00%, 07/01/2052 388 387
5.00%, 09/01/2052 405 405
5.00%, 06/01/2053 703 700
5.00%, 08/01/2053 784 778
5.00%, 11/01/2054 605 600
5.00%, 11/01/2054 433 427
5.00%, 11/01/2054 686 683
5.00%, 12/01/2054 866 862
5.00%, 02/01/2055 359 357
5.00%, 04/01/2056
(p)
1,475 1,455
5.50%, 07/01/2033 30 31
5.50%, 08/01/2036 151 155
5.50%, 05/01/2040 7 7
5.50%, 02/01/2053 927 943
5.50%, 07/01/2053 461 470
5.50%, 11/01/2053 571 580
5.50%, 11/01/2053 563 574
5.50%, 03/01/2054 336 339
5.50%, 02/01/2055 798 811
5.50%, 04/01/2055 499 508
5.50%, 04/01/2055 349 354
5.50%, 06/01/2055 657 668
5.50%, 06/01/2055 225 228
5.50%, 08/01/2055 602 612
5.50%, 08/01/2055 402 406
5.50%, 08/01/2055 498 507
6.00%, 07/01/2035 43 45
6.00%, 02/01/2037 13 13
6.00%, 02/01/2038 15 16
6.00%, 01/01/2053 330 343
6.00%, 04/01/2054 440 457
6.00%, 05/01/2054 364 377
6.00%, 06/01/2054 287 297
6.00%, 09/01/2054 290 301
6.00%, 09/01/2054 454 469
6.00%, 11/01/2054 664 687
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 11 12
6.50%, 02/01/2038 14 14
6.50%, 09/01/2038 38 40
6.50%, 05/01/2054 251 263
$ 39,000
Government National Mortgage Association (GNMA) - 6 .62%
2.00%, 07/20/2051 936 774
2.00%, 08/20/2051 297 246
2.00%, 04/20/2052 439 363
2.50%, 06/20/2050 287 247
2.50%, 04/20/2051 423 365
2.50%, 07/20/2051 271 233
2.50%, 09/20/2051 609 524
3.00%, 07/20/2044 129 118
3.00%, 01/20/2046 84 76
3.00%, 12/20/2046 365 330
3.00%, 09/20/2051 304 272
3.50%, 04/20/2046 79 73
4.00%, 06/20/2046 14 13
4.00%, 04/20/2052 361 341
4.00%, 10/20/2052 157 149
4.00%, 12/20/2052 762 721
4.50%, 09/15/2039 209 208
4.50%, 11/15/2040 35 34
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 08/20/2052 $ 658 $ 641
4.50%, 09/20/2052 497 484
4.50%, 11/20/2054 1,904 1,843
4.50%, 04/20/2056
(p)
650 628
5.00%, 05/20/2053 483 481
5.00%, 09/20/2053 410 408
5.00%, 10/20/2053 555 552
5.00%, 02/20/2054 178 177
5.00%, 04/20/2054 1,119 1,113
5.00%, 04/20/2056
(p)
2,135 2,114
5.50%, 12/20/2033 29 29
5.50%, 05/20/2035 3 3
5.50%, 12/20/2048 69 71
5.50%, 06/20/2053 733 743
5.50%, 11/20/2053 158 160
5.50%, 04/20/2056
(p)
1,395 1,404
6.00%, 01/20/2029 2 2
6.00%, 12/15/2033 5 5
6.00%, 12/20/2036 19 20
6.50%, 12/15/2032 118 122
8.00%, 12/15/2030 1 1
$ 16,088
U.S. Treasury - 6 .01%
3.00%, 05/15/2045 1,140 868
3.00%, 11/15/2045
(q)
2,750 2,079
3.38%, 02/29/2028 875 868
3.38%, 09/15/2028 1,000 990
3.63%, 08/31/2027 2,520 2,513
4.13%, 02/15/2036 800 787
4.50%, 11/15/2033 2,000 2,041
4.75%, 02/15/2037 1,435 1,486
4.88%, 08/15/2045
(q)
3,000 2,990
$ 14,622
U.S. Treasury Bill - 1 .48%
3.60%, 04/23/2026
(r)
3,595 3,587
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 74,733
Total Investments $ 260,473
Other Assets and Liabilities -  (7.15)% (17,376)
TOTAL NET ASSETS - 100.00% $ 243,097
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,281 or 5.05% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,458 or
5.12% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,200 or 28.88% of net assets.
(f) Security purchased on a when-issued basis.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $512 or 0.21% of net assets.

Schedule of Investments
Core Plus Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Non-income producing security
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) This Senior Floating Rate Note will settle after March 31, 2026, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,873 or 0.77% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 7,561 $ 82,927 $ 74,635 $ 15,853
$ 7,561 $ 82,927 $ 74,635 $ 15,853
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 58 $ — $ — $ —
$ 58 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; June 2026 Short 49 $ 5,441 $ 90
US 10 Year Treasury Ultra Note; June 2026 Short 16 1,816 41
US 2 Year Treasury Note; June 2026 Long 130 26,968 (198)
US 5 Year Treasury  Note; June 2026 Long 163 17,633 (201)
US Long Bond; June 2026 Long 45 5,124 (163)
US Ultra Bond; June 2026 Long 43 5,012 (152)
Total $ (583)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
March 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.46 N/A 5.00% Quarterly 06/20/2031 $ 2,320 $ 92 $ 20 $ 112
Total $ 92 $ 20 $ 112
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $2,320.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .10%
International Equity Index Fund
(a)
2,310,217 $ 32,505
MidCap S&P 400 Index Fund
(a)
847,322 18,743
SmallCap S&P 600 Index Fund
(a)
743,789 18,914
$ 70,162
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .93%
Bond Market Index Account
(a)
24,750,982 234,392
LargeCap S&P 500 Index Account
(a)
6,894,393 160,157
$ 394,549
TOTAL INVESTMENT COMPANIES $ 464,711
Total Investments $ 464,711
Other Assets and Liabilities -  (0.03)% (117)
TOTAL NET ASSETS - 100.00% $ 464,594
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 252,250 $ 2,237 $ 20,423 $ 234,392
International Equity Index Fund 35,634 1,383 5,108 32,505
LargeCap S&P 500 Index Account 176,408 3,011 11,804 160,157
MidCap S&P 400 Index Fund 19,832 700 2,346 18,743
SmallCap S&P 600 Index Fund 19,548 706 2,083 18,914
$ 503,672 $ 8,037 $ 41,764 $ 464,711
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (953) $ — $ 1,281
International Equity Index Fund — 1,492 — (896)
LargeCap S&P 500 Index Account — 282 — (7,740)
MidCap S&P 400 Index Fund — 256 — 301
SmallCap S&P 600 Index Fund — 62 — 681
$ — $ 1,139 $ — $ (6,373)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Adaptive Allocation Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .11 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .82%
iShares Core S&P 500 ETF 61,184 $ 39,966
Money Market Funds - 0 .00%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
100 —
Principal Funds, Inc. Class R-6 - 15 .09%
International Equity Index Fund
(a)
1,002,137 14,100
MidCap S&P 400 Index Fund
(a)
367,555 8,130
SmallCap S&P 600 Index Fund
(a)
322,638 8,205
$ 30,435
Principal Variable Contracts Funds, Inc.  Class 1 - 65 .20%
Bond Market Index Account
(a)
10,736,305 101,673
LargeCap S&P 500 Index Account
(a)
1,281,793 29,776
$ 131,449
TOTAL INVESTMENT COMPANIES $ 201,850
Total Investments $ 201,850
Other Assets and Liabilities -  (0.11)% (229)
TOTAL NET ASSETS - 100.00% $ 201,621
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 108,658 $ 1,429 $ 8,538 $ 101,673
International Equity Index Fund 15,371 654 2,176 14,100
LargeCap S&P 500 Index Account 32,567 680 2,090 29,776
MidCap S&P 400 Index Fund 8,543 335 986 8,130
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% — 928 928 —
SmallCap S&P 600 Index Fund 8,420 337 870 8,205
$ 173,559 $ 4,363 $ 15,588 $ 161,884
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 156 $ — $ (32)
International Equity Index Fund — 440 — (189)
LargeCap S&P 500 Index Account — 60 — (1,441)
MidCap S&P 400 Index Fund — 43 — 195
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% — — — —
SmallCap S&P 600 Index Fund — 23 — 295
$ — $ 722 $ — $ (1,172)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Strategic Allocation Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .06%
International Equity Index Fund
(a)
404,964 $ 5,698
MidCap S&P 400 Index Fund
(a)
148,584 3,286
SmallCap S&P 600 Index Fund
(a)
130,428 3,317
$ 12,301
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .97%
Bond Market Index Account
(a)
4,338,691 41,088
LargeCap S&P 500 Index Account
(a)
1,218,465 28,305
$ 69,393
TOTAL INVESTMENT COMPANIES $ 81,694
Total Investments $ 81,694
Other Assets and Liabilities -  (0.03)% (27)
TOTAL NET ASSETS - 100.00% $ 81,667
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 43,914 $ 543 $ 3,423 $ 41,088
International Equity Index Fund 6,204 270 879 5,698
LargeCap S&P 500 Index Account — 28,756 177 28,305
LargeCap S&P 500 Managed Volatility Index Account 30,669 19,126 30,315 —
MidCap S&P 400 Index Fund 3,453 138 402 3,286
SmallCap S&P 600 Index Fund 3,403 139 355 3,317
$ 87,643 $ 48,972 $ 35,551 $ 81,694
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (239) $ — $ 293
International Equity Index Fund — 250 — (147)
LargeCap S&P 500 Index Account — (2) — (272)
LargeCap S&P 500 Managed Volatility Index Account 595 (10,743) 17,867 (8,737)
MidCap S&P 400 Index Fund — 28 — 69
SmallCap S&P 600 Index Fund — 11 — 119
$ 595 $ (10,695) $ 17,867 $ (8,675)
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .18%
International Equity Index Fund
(a)
12,091,560 $ 170,128
MidCap S&P 400 Index Fund
(a)
3,880,207 85,830
SmallCap S&P 600 Index Fund
(a)
3,405,953 86,614
$ 342,572
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .85%
Bond Market Index Account
(a)
63,472,059 601,080
LargeCap S&P 500 Index Account
(a)
32,477,532 754,453
$ 1,355,533
TOTAL INVESTMENT COMPANIES $ 1,698,105
Total Investments $ 1,698,105
Other Assets and Liabilities -  (0.03)% (452)
TOTAL NET ASSETS - 100.00% $ 1,697,653
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 649,922 $ 7,866 $ 57,565 $ 601,080
International Equity Index Fund 187,376 6,432 26,857 170,128
LargeCap S&P 500 Index Account 834,843 13,311 58,632 754,453
MidCap S&P 400 Index Fund 91,244 2,801 10,785 85,830
SmallCap S&P 600 Index Fund 89,932 2,826 9,570 86,614
$ 1,853,317 $ 33,236 $ 163,409 $ 1,698,105
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (3,415) $ — $ 4,272
International Equity Index Fund — 8,340 — (5,163)
LargeCap S&P 500 Index Account — 1,541 — (36,610)
MidCap S&P 400 Index Fund — 1,408 — 1,162
SmallCap S&P 600 Index Fund — 449 — 2,977
$ — $ 8,323 $ — $ (33,362)
Amounts in thousands.

Schedule of Investments
Diversified Growth Adaptive Allocation Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .11 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .86%
iShares Core S&P 500 ETF 419,140 $ 273,786
Money Market Funds - 0 .00%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
13,183 13
Principal Funds, Inc. Class R-6 - 20 .17%
International Equity Index Fund
(a)
9,817,188 138,128
MidCap S&P 400 Index Fund
(a)
3,150,136 69,681
SmallCap S&P 600 Index Fund
(a)
2,765,010 70,314
$ 278,123
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .08%
Bond Market Index Account
(a)
51,527,302 487,964
LargeCap S&P 500 Index Account
(a)
14,658,334 340,513
$ 828,477
TOTAL INVESTMENT COMPANIES $ 1,380,399
Total Investments $ 1,380,399
Other Assets and Liabilities -  (0.11)% (1,533)
TOTAL NET ASSETS - 100.00% $ 1,378,866
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 509,763 $ 6,327 $ 28,730 $ 487,964
International Equity Index Fund 146,672 5,195 16,053 138,128
LargeCap S&P 500 Index Account 363,768 6,128 13,613 340,513
MidCap S&P 400 Index Fund 71,566 2,263 6,099 69,681
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 2 5,015 5,004 13
SmallCap S&P 600 Index Fund 70,541 2,283 5,142 70,314
$ 1,162,312 $ 27,211 $ 74,641 $ 1,106,613
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 41 $ — $ 563
International Equity Index Fund — 3,212 — (898)
LargeCap S&P 500 Index Account — 290 — (16,060)
MidCap S&P 400 Index Fund — 189 — 1,762
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 1 — — —
SmallCap S&P 600 Index Fund — 98 — 2,534
$ 1 $ 3,830 $ — $ (12,099)
Amounts in thousands.

Schedule of Investments
Diversified Growth Strategic Allocation Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .15%
International Equity Index Fund
(a)
1,305,672 $ 18,371
MidCap S&P 400 Index Fund
(a)
418,970 9,267
SmallCap S&P 600 Index Fund
(a)
367,750 9,352
$ 36,990
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .88%
Bond Market Index Account
(a)
6,850,244 64,872
LargeCap S&P 500 Index Account
(a)
3,519,422 81,756
$ 146,628
TOTAL INVESTMENT COMPANIES $ 183,618
Total Investments $ 183,618
Other Assets and Liabilities -  (0.03)% (54)
TOTAL NET ASSETS - 100.00% $ 183,564
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 68,852 $ 788 $ 4,854 $ 64,872
International Equity Index Fund 19,849 701 2,505 18,371
LargeCap S&P 500 Index Account — 82,823 278 81,756
LargeCap S&P 500 Managed Volatility Index Account 88,319 54,684 86,890 —
MidCap S&P 400 Index Fund 9,667 306 975 9,267
SmallCap S&P 600 Index Fund 9,528 308 843 9,352
$ 196,215 $ 139,610 $ 96,345 $ 183,618
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (314) $ — $ 400
International Equity Index Fund — 734 — (408)
LargeCap S&P 500 Index Account — (3) — (786)
LargeCap S&P 500 Managed Volatility Index Account 1,715 (30,961) 51,461 (25,152)
MidCap S&P 400 Index Fund — 59 — 210
SmallCap S&P 600 Index Fund — 26 — 333
$ 1,715 $ (30,459) $ 51,461 $ (25,403)
Amounts in thousands.

Schedule of Investments
Diversified Income Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .05%
International Equity Index Fund
(a)
479,505 $ 6,746
MidCap S&P 400 Index Fund
(a)
230,784 5,105
SmallCap S&P 600 Index Fund
(a)
202,581 5,152
$ 17,003
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .98%
Bond Market Index Account
(a)
11,684,182 110,649
LargeCap S&P 500 Index Account
(a)
1,788,700 41,552
$ 152,201
TOTAL INVESTMENT COMPANIES $ 169,204
Total Investments $ 169,204
Other Assets and Liabilities -  (0.03)% (45)
TOTAL NET ASSETS - 100.00% $ 169,159
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 117,255 $ 1,421 $ 8,175 $ 110,649
International Equity Index Fund 7,281 360 1,016 6,746
LargeCap S&P 500 Index Account 45,055 1,181 2,772 41,552
MidCap S&P 400 Index Fund 5,318 245 608 5,105
SmallCap S&P 600 Index Fund 5,242 247 537 5,152
$ 180,151 $ 3,454 $ 13,108 $ 169,204
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (506) $ — $ 654
International Equity Index Fund — 283 — (162)
LargeCap S&P 500 Index Account — 76 — (1,988)
MidCap S&P 400 Index Fund — 50 — 100
SmallCap S&P 600 Index Fund — 16 — 184
$ — $ (81) $ — $ (1,212)
Amounts in thousands.

Schedule of Investments
Diversified International Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .77 % Shares Held Value (000's)
Money Market Funds - 1 .77%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
289,184 $ 289
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
4,183,836 4,184
$ 4,473
TOTAL INVESTMENT COMPANIES $ 4,473
COMMON STOCKS - 98 .93 % Shares Held Value (000's)
Aerospace & Defense - 2 .68%
Airbus SE 8,576 $ 1,622
BAE Systems PLC 170,743 5,006
CSG NV
(d)
5,346 144
$ 6,772
Agriculture - 1 .43%
British American Tobacco PLC 62,098 3,605
Airlines - 1 .01%
Ryanair Holdings PLC 90,377 2,544
Apparel - 1 .79%
Gildan Activewear Inc 26,000 1,448
Kering SA 4,072 1,236
PRADA SpA 107,600 513
Samsonite Group SA
(e)
709,500 1,320
$ 4,517
Automobile Manufacturers - 2 .24%
Daimler Truck Holding AG 65,716 3,236
Toyota Motor Corp 115,800 2,407
$ 5,643
Banks - 12 .25%
AIB Group PLC 385,990 4,121
Credicorp Ltd 9,883 3,352
DBS Group Holdings Ltd 71,400 3,177
Erste Group Bank AG 31,858 3,441
FinecoBank Banca Fineco SpA 48,446 1,078
HDFC Bank Ltd ADR 85,152 2,119
National Bank of Greece SA 191,117 2,952
NatWest Group PLC 337,783 2,502
Nordea Bank Abp 45,952 788
Piraeus Bank SA
(d)
164,035 1,348
PT Bank Central Asia Tbk 1,798,000 695
Societe Generale SA 23,546 1,719
Swedbank AB 20,408 696
UniCredit SpA 40,503 2,906
$ 30,894
Beverages - 0 .69%
Arca Continental SAB de CV 91,600 1,055
Carlsberg AS 5,491 686
$ 1,741
Biotechnology - 1 .29%
Argenx SE
(d)
4,470 3,244
Building Materials - 2 .71%
CRH PLC 29,919 3,130
Mitsubishi Electric Corp 113,100 3,699
$ 6,829
Commercial Services - 2 .16%
Elis SA 66,639 1,887
Localiza Rent a Car SA 113,134 1,028
Sunbelt Rentals Holdings Inc 39,802 2,539
$ 5,454
Computers - 1 .71%
Fujitsu Ltd 210,900 4,313
Cosmetics & Personal Care - 2 .68%
Haleon PLC 932,868 4,617
L'Oreal SA 3,134 1,280
Unilever PLC 15,908 873
$ 6,770
Distribution & Wholesale - 1 .07%
Rexel SA 68,030 2,696
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .32%
Banco BTG Pactual SA 72,900 $ 796
Electronics - 2 .10%
Halma PLC 19,000 970
Hoya Corp 24,996 4,333
$ 5,303
Engineering & Construction - 2 .66%
Kajima Corp 48,200 1,839
Obayashi Corp 119,300 2,889
Stantec Inc 22,800 1,971
$ 6,699
Entertainment - 1 .27%
Entain PLC 299,175 2,247
Universal Music Group NV 49,433 960
$ 3,207
Food - 0 .68%
Danone SA 11,570 924
Toyo Suisan Kaisha Ltd 11,200 788
$ 1,712
Forest Products & Paper - 1 .10%
Suzano SA 277,400 2,780
Healthcare - Products - 1 .53%
Alcon AG 18,368 1,388
Medtronic PLC 13,537 1,173
Smith & Nephew PLC 82,737 1,311
$ 3,872
Healthcare - Services - 0 .65%
ICON PLC
(d)
14,875 1,646
Insurance - 7 .32%
AIA Group Ltd 545,800 6,065
ASR Nederland NV 12,972 893
Fairfax Financial Holdings Ltd 1,000 1,704
Hannover Rueck SE 7,685 2,416
Sompo Holdings Inc 100,800 3,924
Tokio Marine Holdings Inc 74,100 3,478
$ 18,480
Internet - 5 .89%
Scout24 SE
(e)
15,095 1,165
Spotify Technology SA
(d)
6,120 2,968
Tencent Holdings Ltd 115,500 7,285
Trip.com Group Ltd
(d)
50,700 2,505
Wix.com Ltd
(d)
10,291 927
$ 14,850
Investment Companies - 0 .28%
Rosebank Industries PLC
(d)
166,282 696
Iron & Steel - 0 .66%
Vale SA 104,600 1,665
Lodging - 1 .47%
Galaxy Entertainment Group Ltd 440,000 1,989
InterContinental Hotels Group PLC 13,085 1,725
$ 3,714
Machinery - Construction & Mining - 1 .09%
Komatsu Ltd 49,100 1,955
Weir Group PLC/The 21,335 800
$ 2,755
Machinery - Diversified - 1 .59%
Atlas Copco AB - A Shares 124,143 2,191
Keyence Corp 5,100 1,815
$ 4,006
Metal Fabrication & Hardware - 0 .46%
APL Apollo Tubes Ltd 56,597 1,169
Mining - 3 .42%
Agnico Eagle Mines Ltd 1,800 365
Impala Platinum Holdings Ltd 129,030 1,835
Sandfire Resources Ltd
(d)
155,796 1,788
Teck Resources Ltd 89,347 4,631
$ 8,619

Schedule of Investments
Diversified International Account
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .59%
ARC Resources Ltd 101,600 $ 2,114
BP PLC 195,871 1,533
Canadian Natural Resources Ltd 27,800 1,356
Suncor Energy Inc 99,600 6,588
$ 11,591
Packaging & Containers - 0 .64%
Toyo Seikan Group Holdings Ltd 70,900 1,613
Pharmaceuticals - 3 .78%
Ascendis Pharma A/S ADR
(d)
5,349 1,224
AstraZeneca PLC 33,181 6,488
Sanofi SA 13,267 1,281
Zealand Pharma A/S
(d)
11,932 556
$ 9,549
Pipelines - 1 .77%
Gaztransport Et Technigaz SA 14,611 3,437
Gibson Energy Inc
(f)
48,200 1,028
$ 4,465
Private Equity - 0 .53%
3i Group PLC 41,367 1,348
Retail - 2 .92%
Cie Financiere Richemont SA 10,232 1,807
Industria de Diseno Textil SA 21,669 1,261
Yum China Holdings Inc 86,476 4,295
$ 7,363
Semiconductors - 12 .15%
ASML Holding NV 6,026 8,013
Samsung Electronics Co Ltd 70,369 8,231
Taiwan Semiconductor Manufacturing Co Ltd 249,140 14,409
$ 30,653
Software - 2 .00%
Nemetschek SE 15,314 1,146
Nice Ltd ADR
(d),(f)
20,404 2,250
Sage Group PLC/The 147,235 1,650
$ 5,046
Telecommunications - 3 .23%
Deutsche Telekom AG 172,850 6,452
Zegona Communications plc 77,270 1,700
$ 8,152
Toys, Games & Hobbies - 1 .12%
Nintendo Co Ltd 49,400 2,820
TOTAL COMMON STOCKS $ 249,591
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Commercial Services - 0 .02%
Localiza Rent a Car SA 0.00%
(d)
6,724 $ 58
TOTAL PREFERRED STOCKS $ 58
Total Investments $ 254,122
Other Assets and Liabilities -  (0.72)% (1,824)
TOTAL NET ASSETS - 100.00% $ 252,298
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,109 or
1.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,485 or 0.98% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,042 or 1.21% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 4,034 $ 39,257 $ 39,107 $ 4,184
$ 4,034 $ 39,257 $ 39,107 $ 4,184
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .59 % Shares Held Value (000's)
Money Market Funds - 1 .59%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
192 $ —
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
11,237,601 11,238
$ 11,238
TOTAL INVESTMENT COMPANIES $ 11,238
COMMON STOCKS - 98 .55 % Shares Held Value (000's)
Advertising - 1 .55%
Omnicom Group Inc 66,824 $ 5,032
Publicis Groupe SA ADR 286,512 5,934
$ 10,966
Automobile Manufacturers - 4 .66%
Cummins Inc 30,962 16,658
PACCAR Inc 140,562 16,235
$ 32,893
Banks - 10 .92%
Bank of America Corp 322,594 15,726
Citigroup Inc 30,277 3,434
JPMorgan Chase & Co 77,977 22,938
Morgan Stanley 107,296 17,658
PNC Financial Services Group Inc/The 83,212 17,315
$ 77,071
Beverages - 2 .50%
Coca-Cola Co/The 232,091 17,651
Biotechnology - 2 .22%
Corteva Inc 187,410 15,688
Building Materials - 2 .82%
Carrier Global Corp 57,305 3,227
Trane Technologies PLC 40,008 16,673
$ 19,900
Chemicals - 0 .90%
Air Products and Chemicals Inc 21,755 6,320
Computers - 2 .28%
Apple Inc 63,441 16,101
Cosmetics & Personal Care - 1 .68%
Procter & Gamble Co/The 82,167 11,868
Diversified Financial Services - 3 .02%
Blackrock Inc 14,840 14,272
Nasdaq Inc 83,228 7,065
$ 21,337
Electric - 4 .86%
NextEra Energy Inc 146,027 13,563
Sempra 59,509 5,782
WEC Energy Group Inc 61,843 7,160
Xcel Energy Inc 97,911 7,778
$ 34,283
Healthcare - Products - 2 .69%
Abbott Laboratories 109,690 11,262
STERIS PLC 34,730 7,680
$ 18,942
Healthcare - Services - 2 .47%
HCA Healthcare Inc 25,054 11,856
UnitedHealth Group Inc 20,492 5,545
$ 17,401
Home Builders - 2 .50%
DR Horton Inc 128,395 17,618
Insurance - 3 .65%
Chubb Ltd 56,925 18,554
Fidelity National Financial Inc 154,451 7,163
$ 25,717
Internet - 3 .57%
Alphabet Inc - A Shares 87,486 25,157
Iron & Steel - 1 .46%
Reliance Inc 33,958 10,320
Lodging - 2 .37%
Hilton Worldwide Holdings Inc 54,892 16,692
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .17%
Deere & Co 27,209 $ 15,327
Media - 0 .20%
Comcast Corp - Class A 48,242 1,385
Miscellaneous Manufacturers - 2 .38%
Parker-Hannifin Corp 18,777 16,810
Oil & Gas - 5 .48%
Chevron Corp 46,995 9,723
EOG Resources Inc 94,216 13,621
Marathon Petroleum Corp 62,775 15,328
$ 38,672
Pharmaceuticals - 6 .46%
AstraZeneca PLC 39,412 7,773
Eli Lilly & Co 6,607 6,077
Merck & Co Inc 130,358 15,681
Novartis AG ADR 84,279 12,874
Roche Holding AG ADR 64,200 3,191
$ 45,596
Pipelines - 1 .89%
Enterprise Products Partners LP 352,445 13,337
Private Equity - 2 .28%
KKR & Co Inc 174,234 16,117
REITs - 3 .09%
Equity LifeStyle Properties Inc 136,890 8,545
Prologis Inc 72,790 9,621
Realty Income Corp 59,486 3,639
$ 21,805
Retail - 5 .27%
Costco Wholesale Corp 22,388 22,308
Starbucks Corp 90,415 8,100
Williams-Sonoma Inc 37,047 6,755
$ 37,163
Semiconductors - 5 .80%
Broadcom Inc 40,120 12,418
Monolithic Power Systems Inc 8,687 9,498
Taiwan Semiconductor Manufacturing Co Ltd ADR 56,279 19,019
$ 40,935
Software - 3 .21%
Microsoft Corp 28,592 10,584
Salesforce Inc 23,652 4,415
SAP SE ADR 44,830 7,675
$ 22,674
Telecommunications - 2 .92%
Motorola Solutions Inc 7,791 3,381
T-Mobile US Inc 81,901 17,202
$ 20,583
Transportation - 1 .28%
Expeditors International of Washington Inc 63,227 9,056
TOTAL COMMON STOCKS $ 695,385
Total Investments $ 706,623
Other Assets and Liabilities -  (0.14)% (1,000)
TOTAL NET ASSETS - 100.00% $ 705,623
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Account
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 11,925 $ 66,304 $ 66,991 $ 11,238
$ 11,925 $ 66,304 $ 66,991 $ 11,238
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 101 $ — $ — $ —
$ 101 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .18 % Shares Held Value (000's)
Money Market Funds - 0 .18%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
143,238 $ 143
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
4,522 5
$ 148
TOTAL INVESTMENT COMPANIES $ 148
COMMON STOCKS - 97 .80 % Shares Held Value (000's)
Aerospace & Defense - 2 .49%
CSG NV
(d)
10,461 $ 282
Korea Aerospace Industries Ltd 6,751 763
LIG Nex1 Co Ltd 2,441 1,008
$ 2,053
Automobile Manufacturers - 1 .66%
BYD Co Ltd 64,300 879
Mahindra & Mahindra Ltd 15,748 494
$ 1,373
Automobile Parts & Equipment - 1 .63%
Contemporary Amperex Technology Co Ltd 8,599 510
Weichai Power Co Ltd 234,830 837
$ 1,347
Banks - 13 .44%
Asia Commercial Bank JSC 93,300 84
Credicorp Ltd 3,923 1,330
Grupo Financiero Banorte SAB de CV 104,200 1,154
HDFC Bank Ltd 250,716 1,964
ICICI Bank Ltd 123,706 1,588
IDFC First Bank Ltd 1,429,306 894
Piraeus Bank SA
(d)
112,902 928
Powszechna Kasa Oszczednosci Bank Polski SA 53,386 1,263
PT Bank Central Asia Tbk 2,971,400 1,148
Vietnam Technological & Commercial Joint Stock
Bank
639,600 749
$ 11,102
Beverages - 1 .90%
Arca Continental SAB de CV 78,300 902
Varun Beverages Ltd 163,273 668
$ 1,570
Biotechnology - 1 .08%
BeOne Medicines Ltd
(d)
23,800 534
Structure Therapeutics Inc ADR
(d)
7,370 355
$ 889
Building Materials - 1 .30%
UltraTech Cement Ltd 6,516 744
Voltas Ltd 24,015 326
$ 1,070
Commercial Services - 1 .37%
JSW Infrastructure Ltd 183,571 472
Localiza Rent a Car SA 72,400 657
$ 1,129
Diversified Financial Services - 3 .91%
Bajaj Finance Ltd 71,590 613
Banco BTG Pactual SA 132,812 1,450
Hong Kong Exchanges & Clearing Ltd 23,100 1,165
$ 3,228
Electric - 0 .17%
Emirates Central Cooling Systems Corp 336,803 138
Electrical Components & Equipment - 2 .07%
Delta Electronics Inc 38,000 1,713
Electronics - 0 .59%
Voltronic Power Technology Corp 21,000 487
Food - 0 .39%
BIM Birlesik Magazalar AS
(e)
21,081 325
Healthcare - Products - 0 .58%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 96,500 478
Healthcare - Services - 0 .97%
Dr Sulaiman Al Habib Medical Services Group Co 11,656 801
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .61%
Anker Innovations Technology Co Ltd 31,395 $ 501
Insurance - 4 .45%
AIA Group Ltd 188,000 2,089
Bupa Arabia for Cooperative Insurance Co 19,400 924
Max Financial Services Ltd
(d)
41,909 664
$ 3,677
Internet - 11 .25%
Alibaba Group Holding Ltd 138,192 2,166
Grab Holdings Ltd
(d)
228,416 836
MercadoLibre Inc
(d)
600 1,038
Tencent Holdings Ltd 57,800 3,646
Trip.com Group Ltd
(d)
21,413 1,058
Vishal Mega Mart Ltd
(d)
489,572 549
$ 9,293
Iron & Steel - 1 .02%
Severstal PAO
(d)
9,865 —
Vale SA ADR 53,044 844
$ 844
Lodging - 2 .43%
Atour Lifestyle Holdings Ltd ADR 10,625 391
H World Group Ltd 180,000 911
Indian Hotels Co Ltd/The 116,290 708
$ 2,010
Machinery - Diversified - 1 .01%
WEG SA 85,000 836
Metal Fabrication & Hardware - 0 .98%
APL Apollo Tubes Ltd 39,254 811
Mining - 2 .74%
Anglogold Ashanti Plc 10,055 1,004
Impala Platinum Holdings Ltd 18,543 264
Polyus PJSC
(d)
1,080 —
Teck Resources Ltd 19,159 991
$ 2,259
Miscellaneous Manufacturers - 0 .07%
Escorts Kubota Ltd 2,057 60
Oil & Gas - 3 .19%
ADNOC Drilling Co PJSC 419,243 593
PRIO SA/Brazil
(d)
65,400 837
Reliance Industries Ltd 83,945 1,207
$ 2,637
Pharmaceuticals - 1 .22%
Caplin Point Laboratories Ltd 7,238 117
Richter Gedeon Nyrt 14,012 499
Simcere Pharmaceutical Group Ltd
(f)
238,000 388
$ 1,004
Pipelines - 0 .43%
Gaztransport Et Technigaz SA 1,526 359
Real Estate - 1 .26%
Aldar Properties PJSC 77,640 168
China Resources Land Ltd 112,000 415
Cury Construtora e Incorporadora SA 66,700 456
$ 1,039
Retail - 3 .01%
BBB Foods Inc
(d)
20,770 734
Jumbo SA 17,815 454
Yum China Holdings Inc 26,150 1,299
$ 2,487
Semiconductors - 26 .99%
ASML Holding NV - NY Reg Shares 652 861
MediaTek Inc 8,000 384
Samsung Electronics Co Ltd 46,359 5,422
SK hynix Inc 4,486 2,545
Taiwan Semiconductor Manufacturing Co Ltd 226,164 13,080
$ 22,292
Software - 0 .90%
NetEase Inc 33,300 744

Schedule of Investments
Global Emerging Markets Account
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1 .90%
Accton Technology Corp 16,000 $ 789
Xiaomi Corp
(d),(f)
189,800 784
$ 1,573
Water - 0 .79%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
21,381 655
TOTAL COMMON STOCKS $ 80,784
PREFERRED STOCKS - 2 .17 % Shares Held Value (000's)
Automobile Manufacturers - 0 .37%
Hyundai Motor Co 10,100.00% 1,892 $ 300
Oil & Gas - 1 .80%
Petroleo Brasileiro SA - Petrobras 1.22% 158,800 1,489
TOTAL PREFERRED STOCKS $ 1,789
Total Investments $ 82,721
Other Assets and Liabilities -  (0.15)% (124)
TOTAL NET ASSETS - 100.00% $ 82,597
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $143 or
0.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $138 or 0.17% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,172 or 1.42% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 334 $ 6,187 $ 6,516 $ 5
$ 334 $ 6,187 $ 6,516 $ 5
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 6 $ — $ — $ —
$ 6 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .45 % Shares Held Value (000's)
Money Market Funds - 2 .45%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
2,589,240 $ 2,589
TOTAL INVESTMENT COMPANIES $ 2,589
BONDS - 23 .19%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 4 .63%
BofA Auto Trust 2025-1
4.22%, 11/22/2027
(c)
$ 134 $ 134
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029 1,140 1,139
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 49 49
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 211 211
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 251 251
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 719 720
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 1,279 1,280
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(c)
1,110 1,111
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 4,895
Commercial Mortgage Backed Securities - 1 .80%
BANK5 2025-5YR19
4.60%, 12/15/2058 1,237 1,232
Benchmark 2021-B31 Mortgage Trust
1.36%, 12/15/2054 220 218
Wells Fargo Commercial Mortgage Trust
2016-BNK1
2.65%, 08/15/2049 450 448
$ 1,898
Mortgage Backed Securities - 15 .04%
Chase Home Lending Mortgage Trust 2025-8
5.50%, 06/25/2056
(c),(d)
1,136 1,137
Chase Home Lending Mortgage Trust Series
2025-11
5.50%, 02/25/2056
(c),(d)
436 435
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(d)
75 68
Fannie Mae Grantor Trust 2005-T1
4.14%, 05/25/2035 89 88
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
414 54
Fannie Mae REMICS
2.17%, 06/25/2045
(e)
734 54
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.22%, 10/25/2049
(e)
1,770 218
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.22%, 05/25/2050
(e)
1,875 211
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.27%, 08/25/2049
(e)
2,734 300
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.27%, 09/25/2049
(e)
786 97
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.27%, 11/25/2049
(e)
1,324 144
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
2.29%, 06/25/2050
(e)
$ 1,238 $ 142
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
2.37%, 09/25/2047
(e)
2,487 280
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.92%, 12/25/2042
(e)
935 125
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 10/25/2040
(e)
86 1
3.00%, 04/25/2042 29 29
3.00%, 05/25/2048 62 55
3.00%, 01/25/2051
(e)
1,507 265
7.00%, 04/25/2032 24 24
Freddie Mac REMICS
1.50%, 04/15/2028 60 59
2.09%, 05/15/2038
(e)
574 31
1.00 x 12 Month Treasury Average Index +
0.00%
2.27%, 09/25/2049
(e)
2,345 260
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.27%, 10/25/2049
(e)
2,033 226
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.27%, 11/25/2049
(e)
849 92
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
3.00%, 04/15/2046 77 71
Ginnie Mae
2.31%, 06/20/2046
(e)
234 27
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.31%, 08/20/2047
(e)
1,556 184
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.35%, 12/20/2043
(e)
516 56
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
2.41%, 10/20/2045
(e)
629 73
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.41%, 11/20/2047
(e)
472 58
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.51%, 08/20/2050
(e)
1,694 226
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 11/20/2050
(e)
1,064 152
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 07/20/2051
(e)
1,117 149
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 08/20/2051
(e)
1,396 194
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.58%, 09/20/2050
(e)
1,049 153
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
3.00%, 07/20/2050
(e)
850 134
3.00%, 11/20/2050
(e)
1,555 264
3.00%, 11/20/2050
(e)
2,360 394
3.00%, 12/20/2050
(e)
982 166
3.50%, 10/20/2049
(e)
1,415 267
4.00%, 02/20/2044
(e)
293 9
4.00%, 04/20/2044
(e)
243 12

Schedule of Investments
Government & High Quality Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
4.00%, 01/20/2046
(e)
$ 104 $ 4
J.P. Morgan Mortgage Trust 2023-3
5.00%, 10/25/2053
(c),(d)
658 642
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
94 85
JP Morgan Mortgage Trust 2017-3
3.80%, 08/25/2047
(c),(d)
385 356
JP Morgan Mortgage Trust 2017-5
4.70%, 10/26/2048
(c),(d)
1,188 1,180
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(d)
395 395
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(d)
926 930
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(c),(d)
42 42
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(d)
529 527
New Residential Mortgage Loan Trust 2015-2
5.24%, 08/25/2055
(c),(d)
377 376
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
53 52
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
300 284
Sequoia Mortgage Trust 2023-4
5.76%, 11/25/2053
(c),(d)
198 197
Sequoia Mortgage Trust 2024-1
5.57%, 01/25/2054
(c),(d)
116 116
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
139 138
Sequoia Mortgage Trust 2025-13
5.50%, 01/25/2056
(c),(d)
1,455 1,448
Sequoia Mortgage Trust 2025-HYB1
5.05%, 10/25/2055
(c),(d)
569 565
Sequoia Mortgage Trust 2025-S2
4.00%, 11/25/2055
(c),(d)
1,694 1,570
$ 15,891
Other Asset Backed Securities - 1 .72%
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.08%, 03/20/2056
(c)
425 420
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(c)
225 224
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(c)
225 224
5.27%, 04/20/2056
(c)
450 451
Zayo Issuer LLC
5.57%, 10/20/2055
(c)
500 501
$ 1,820
TOTAL BONDS $ 24,504
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 81 .27%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .96%
3.00%, 05/01/2043 $ 248 $ 228
3.00%, 10/01/2046 308 280
3.50%, 02/01/2044 242 228
4.00%, 01/01/2043 285 275
4.00%, 10/01/2045 386 373
4.50%, 11/01/2043 249 247
5.00%, 02/01/2033 28 29
5.00%, 06/01/2033 54 55
5.00%, 01/01/2034 106 107
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 26 26
5.00%, 07/01/2035 5 5
5.00%, 10/01/2035 10 10
5.50%, 03/01/2033 25 25
5.50%, 04/01/2038 2 2
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 05/01/2038 $ 9 $ 9
6.00%, 05/01/2031 2 2
6.00%, 12/01/2031 2 3
6.00%, 11/01/2033 14 15
6.00%, 09/01/2034 12 13
6.00%, 02/01/2035 7 7
6.00%, 10/01/2036 14 14
6.00%, 03/01/2037 17 18
6.00%, 01/01/2038 25 26
6.00%, 04/01/2038 6 7
6.35%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
6.50%, 10/01/2028 2 2
6.50%, 12/01/2028 1 1
6.50%, 07/01/2031 10 10
6.50%, 08/01/2031 1 1
6.50%, 10/01/2031 2 2
6.50%, 10/01/2031 4 4
6.50%, 12/01/2031 3 3
6.50%, 02/01/2032 3 3
6.50%, 05/01/2032 7 8
7.00%, 04/01/2028 2 2
7.00%, 10/01/2031 2 2
7.00%, 10/01/2031 1 1
7.00%, 04/01/2032 12 12
7.50%, 10/01/2030 1 1
7.50%, 02/01/2031 1 1
8.00%, 10/01/2030 2 2
8.50%, 07/01/2029 7 7
$ 2,071
Federal National Mortgage Association (FNMA) - 0 .11%
5.50%, 05/01/2033 5 5
6.00%, 05/01/2037 86 87
6.02%, 12/01/2032 4 4
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.11%, 12/01/2033 14 14
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.71%
6.50%, 11/01/2032 4 4
7.00%, 08/01/2028 2 2
7.00%, 12/01/2028 2 2
$ 118
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 55 .40%
2.00%, 10/01/2050 658 540
2.00%, 11/01/2051 1,150 932
2.00%, 11/01/2051 1,454 1,193
2.00%, 12/01/2051 2,224 1,828
2.00%, 12/01/2051 2,236 1,823
2.00%, 01/01/2052 1,794 1,477
2.00%, 01/01/2052 1,445 1,183
2.00%, 03/01/2052 1,530 1,243
2.50%, 02/01/2051 2,057 1,771
2.50%, 07/01/2051 2,708 2,323
2.50%, 12/01/2051 1,816 1,577
2.50%, 04/01/2052 2,085 1,809
3.00%, 10/01/2042 562 515
3.00%, 10/01/2046 393 355
3.00%, 01/01/2050 751 668
3.00%, 08/01/2050 530 470
3.00%, 09/01/2050 864 768
3.00%, 09/01/2051 712 634
3.00%, 06/01/2052 1,489 1,319
3.50%, 11/01/2042 399 377
3.50%, 03/01/2045 192 181
3.50%, 08/01/2050 690 646

Schedule of Investments
Government & High Quality Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 04/01/2052 $ 1,074 $ 992
4.00%, 02/01/2041 402 387
4.00%, 11/01/2044 187 181
4.00%, 08/01/2045 273 265
4.00%, 08/01/2046 480 461
4.00%, 07/01/2052 329 311
4.00%, 02/01/2054 1,154 1,092
4.00%, 04/01/2056
(f)
250 236
4.50%, 08/01/2039 468 464
4.50%, 10/01/2043 312 307
4.50%, 09/01/2045 217 214
4.50%, 10/01/2045 312 308
4.50%, 11/01/2045 504 498
4.50%, 08/01/2052 756 736
4.50%, 10/01/2052 680 660
4.50%, 01/01/2054 724 706
4.50%, 01/01/2056 990 959
5.00%, 05/01/2033 282 285
5.00%, 04/01/2035 34 34
5.00%, 04/01/2035 29 30
5.00%, 07/01/2035 1 1
5.00%, 02/01/2038 114 115
5.00%, 02/01/2040 391 399
5.00%, 07/01/2041 290 293
5.00%, 09/01/2052 700 699
5.00%, 04/01/2053 1,538 1,533
5.00%, 04/01/2053 738 731
5.00%, 06/01/2053 1,823 1,807
5.00%, 11/01/2054 893 887
5.00%, 11/01/2054 757 747
5.00%, 01/01/2055 650 646
5.00%, 02/01/2055 466 463
5.00%, 02/01/2056 997 986
5.00%, 03/01/2056 1,045 1,033
5.00%, 04/01/2056
(f)
150 148
5.50%, 06/01/2033 15 15
5.50%, 03/01/2038 34 35
5.50%, 07/01/2053 815 830
5.50%, 11/01/2053 979 995
5.50%, 11/01/2053 804 820
5.50%, 03/01/2054 644 650
5.50%, 05/01/2054 727 741
5.50%, 10/01/2054 1,179 1,201
5.50%, 02/01/2055 1,600 1,626
5.50%, 04/01/2055 698 709
5.50%, 06/01/2055 430 437
5.50%, 08/01/2055 726 739
5.50%, 08/01/2055 770 780
6.00%, 11/01/2028 4 4
6.00%, 12/01/2031 1 1
6.00%, 01/01/2033 13 13
6.00%, 07/01/2037 40 42
6.00%, 11/01/2037 2 2
6.00%, 03/01/2038 22 23
6.00%, 04/01/2054 772 801
6.00%, 05/01/2054 719 745
6.00%, 06/01/2054 533 552
6.00%, 09/01/2054 511 530
6.00%, 09/01/2054 872 900
6.00%, 11/01/2054 878 909
6.50%, 03/01/2029 1 1
6.50%, 06/01/2031 5 6
6.50%, 08/01/2032 2 2
6.50%, 02/01/2033 4 4
6.50%, 12/01/2036 7 8
6.50%, 07/01/2037 9 9
6.50%, 02/01/2038 11 11
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 05/01/2054 $ 1,098 $ 1,150
7.00%, 10/01/2029 2 2
7.00%, 05/01/2031 2 2
7.00%, 11/01/2031 3 3
$ 58,544
Government National Mortgage Association (GNMA) - 20 .08%
2.00%, 01/20/2051 1,213 1,002
2.00%, 02/20/2051 417 345
2.00%, 05/20/2051 552 456
2.50%, 06/20/2050 1,887 1,626
2.50%, 09/20/2051 893 769
3.00%, 02/20/2047 321 290
3.50%, 06/20/2043 245 226
3.50%, 06/20/2046 33 30
4.00%, 07/20/2047 244 237
4.00%, 04/20/2052 678 641
4.50%, 05/20/2052 900 876
4.50%, 10/20/2054 802 776
4.50%, 11/20/2054 502 486
4.50%, 04/20/2056
(f)
2,525 2,439
5.00%, 12/20/2052 1,943 1,933
5.00%, 05/20/2053 922 919
5.00%, 09/20/2053 780 776
5.00%, 10/20/2053 796 792
5.00%, 02/20/2054 343 341
5.00%, 04/20/2056
(f)
3,535 3,501
5.50%, 11/15/2033 14 14
5.50%, 05/20/2035 32 33
5.50%, 06/20/2053 698 708
5.50%, 08/20/2053 630 639
5.50%, 04/20/2054 1,258 1,274
6.00%, 06/20/2028 1 1
6.00%, 07/20/2028 1 1
6.00%, 02/20/2029 1 1
6.00%, 03/20/2029 2 2
6.00%, 07/20/2029 2 2
6.00%, 07/20/2033 28 29
6.50%, 03/20/2031 2 2
6.50%, 04/20/2031 2 2
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 16 16
7.00%, 01/15/2029 2 2
7.00%, 03/15/2029 1 1
7.00%, 05/15/2031 1 2
7.00%, 09/15/2031 10 10
7.00%, 06/15/2032 17 17
$ 21,218
U.S. Treasury - 1 .85%
3.13%, 08/31/2029 2,000 1,953
U.S. Treasury Bill - 1 .87%
3.60%, 04/23/2026
(g)
1,985 1,981
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 85,885
Total Investments $ 112,978
Other Assets and Liabilities -  (6.91)% (7,305)
TOTAL NET ASSETS - 100.00% $ 105,673

Schedule of Investments
Government & High Quality Bond Account
March 31, 2026 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,556 or 12.83% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 901 $ 8,471 $ 6,783 $ 2,589
$ 901 $ 8,471 $ 6,783 $ 2,589
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 18 $ — $ — $ —
$ 18 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; June 2026 Long 2 $ 222 $ 1
US 2 Year Treasury Note; June 2026 Short 24 4,979 36
US 5 Year Treasury  Note; June 2026 Short 56 6,058 52
US Long Bond; June 2026 Long 20 2,278 (74)
Total $ 15
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.30% Shares Held Value (000's)
Exchange-Traded Funds - 0.30%
iShares Russell 1000 Growth ETF 3,700 $ 1,578
Money Market Funds - 2.00%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
259,916 260
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
10,301,148 10,301
$ 10,561
TOTAL INVESTMENT COMPANIES $ 12,139
CONVERTIBLE PREFERRED STOCKS
- 0.15% Shares Held Value (000's)
Automobile Manufacturers - 0.08%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 420
Chemicals - 0.01%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 53
Software - 0.06%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 263
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 75
$ 338
TOTAL CONVERTIBLE PREFERRED STOCKS $ 811
COMMON STOCKS - 97.64% Shares Held Value (000's)
Advertising - 0.01%
Trade Desk Inc/The
(d)
1,716 $ 39
Aerospace & Defense - 2.69%
Boeing Co/The
(d)
13,997 2,786
FTAI Aviation Ltd 397 97
General Electric Co 4,058 1,152
HEICO Corp 166 46
HEICO Corp - Class A 11,037 2,329
Howmet Aerospace Inc 25,330 5,837
Karman Holdings Inc
(d),(g)
197 16
Leonardo DRS Inc 162 7
Loar Holdings Inc
(d)
167 10
Lockheed Martin Corp 224 135
Rocket Lab Corp
(d)
1,904 122
StandardAero Inc
(d)
61,469 1,588
TransDigm Group Inc 37 43
$ 14,168
Agriculture - 0.00%
Darling Ingredients Inc
(d)
33 2
Airlines - 0.00%
Alaska Air Group Inc
(d)
47 2
American Airlines Group Inc
(d)
108 1
Southwest Airlines Co 222 8
$ 11
Apparel - 0.04%
Birkenstock Holding Plc
(d),(g)
28 1
Deckers Outdoor Corp
(d)
567 57
On Holding AG
(d)
868 29
Ralph Lauren Corp 5 2
Tapestry Inc 730 103
$ 192
Automobile Manufacturers - 0.73%
Tesla Inc
(d)
10,330 3,840
Automobile Parts & Equipment - 0.00%
Allison Transmission Holdings Inc 66 8
Banks - 0.10%
Bank of America Corp 2,033 99
Bank of New York Mellon Corp/The 195 23
Citigroup Inc 1,205 137
Goldman Sachs Group Inc/The 61 52
NU Holdings Ltd/Cayman Islands
(d)
13,013 187
Popular Inc 13 2
Western Alliance Bancorp 104 7
$ 507
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0.17%
Celsius Holdings Inc
(d)
642 $ 23
Coca-Cola Co/The 7,405 563
Coca-Cola Consolidated Inc 34 7
Monster Beverage Corp
(d)
2,718 197
PepsiCo Inc 730 113
$ 903
Biotechnology - 1.12%
Alnylam Pharmaceuticals Inc
(d)
5,364 1,774
Amgen Inc 1,546 544
Apellis Pharmaceuticals Inc
(d)
516 21
Argenx SE ADR
(d)
3,643 2,660
Exelixis Inc
(d)
828 36
Gilead Sciences Inc 1,306 182
Halozyme Therapeutics Inc
(d)
490 32
Incyte Corp
(d)
179 17
Insmed Inc
(d)
766 125
Ionis Pharmaceuticals Inc
(d)
572 43
Sarepta Therapeutics Inc
(d)
380 8
Summit Therapeutics Inc
(d)
535 10
Ultragenyx Pharmaceutical Inc
(d)
439 9
Vertex Pharmaceuticals Inc
(d)
989 442
Viking Therapeutics Inc
(d),(g)
31 1
$ 5,904
Building Materials - 0.53%
AAON Inc 261 22
Armstrong World Industries Inc 61 10
Carlisle Cos Inc 23 8
Eagle Materials Inc 6 1
James Hardie Industries PLC
(d)
432 8
Lennox International Inc 123 57
Simpson Manufacturing Co Inc 10 2
Trane Technologies PLC 6,471 2,696
$ 2,804
Chemicals - 0.06%
Ecolab Inc 239 64
Sherwin-Williams Co/The 815 261
$ 325
Commercial Services - 3.31%
Adyen NV ADR
(d)
248,762 2,480
Affirm Holdings Inc
(d)
672 31
Automatic Data Processing Inc 1,457 296
Avis Budget Group Inc
(d),(g)
17 3
Block Inc
(d)
143,199 8,617
Booz Allen Hamilton Holding Corp 466 36
Bright Horizons Family Solutions Inc
(d)
13 1
Cintas Corp 16,658 2,818
Corpay Inc
(d)
265 77
Equifax Inc 91 16
Grand Canyon Education Inc
(d)
28 5
H&R Block Inc 48 2
Moody's Corp 606 264
Morningstar Inc 56 9
NIQ Global Intelligence Plc
(d)
60 1
Paylocity Holding Corp
(d)
157 17
Quanta Services Inc 445 244
Rollins Inc 1,173 63
S&P Global Inc 5,432 2,310
Shift4 Payments Inc
(d)
282 12
Toast Inc
(d)
1,793 48
U-Haul Holding Co
(d),(g)
11 1
U-Haul Holding Co 167 7
Valvoline Inc
(d),(g)
478 16
Verisk Analytics Inc 328 62
WEX Inc
(d)
5 1
WillScot Holdings Corp 100 2
$ 17,439

Schedule of Investments
LargeCap Growth Account I
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 8.71%
Apple Inc 177,427 $ 45,029
Crowdstrike Holdings Inc
(d)
963 376
Dell Technologies Inc 166 27
Everpure Inc
(d)
1,046 62
ExlService Holdings Inc
(d)
654 20
Figure Technology Solutions Inc
(d)
14 —
Fortinet Inc
(d)
2,410 197
Gartner Inc
(d)
273 43
Globant SA
(d)
13 1
KBR Inc 29 1
Kyndryl Holdings Inc
(d)
43 1
Lumentum Holdings Inc
(d)
23 16
NetApp Inc 303 31
Okta Inc
(d)
280 22
Rubrik Inc
(d)
340 17
Super Micro Computer Inc
(d)
1,009 23
Zscaler Inc
(d)
390 55
$ 45,921
Consumer Products - 0.01%
Kimberly-Clark Corp 463 45
Cosmetics & Personal Care - 0.02%
Colgate-Palmolive Co 1,484 126
Distribution & Wholesale - 0.09%
Copart Inc
(d)
3,217 107
Core & Main Inc
(d)
466 23
Fastenal Co 3,673 171
Pool Corp 30 6
RB Global Inc 25 2
SiteOne Landscape Supply Inc
(d)
70 9
WW Grainger Inc 145 158
$ 476
Diversified Financial Services - 5.69%
Ally Financial Inc 159 6
American Express Co 690 209
Ameriprise Financial Inc 323 144
Apollo Global Management Inc 1,141 127
Ares Management Corp 732 80
Blue Owl Capital Inc 2,608 24
Brookfield Asset Management Ltd 558 25
Charles Schwab Corp/The 567 53
Circle Internet Group Inc
(d)
66 6
Coinbase Global Inc
(d)
93 16
Credit Acceptance Corp
(d)
1 —
Freedom Holding Corp/NV
(d),(g)
70 10
Hamilton Lane Inc 116 12
Houlihan Lokey Inc 94 14
Interactive Brokers Group Inc - A Shares 106 7
Jefferies Financial Group Inc 181 7
Lazard Inc 42 2
LPL Financial Holdings Inc 312 94
Mastercard Inc 27,385 13,683
Rocket Cos Inc
(d)
112,113 1,598
SLM Corp 52 1
SoFi Technologies Inc
(d)
707 11
TPG Inc 524 21
Tradeweb Markets Inc 26,429 3,110
UWM Holdings Corp 108 —
Visa Inc 35,528 10,738
XP Inc 65 1
$ 29,999
Electric - 0.06%
NRG Energy Inc 799 117
Vistra Corp 1,318 198
$ 315
Electrical Components & Equipment - 0.36%
Generac Holdings Inc
(d)
9,836 1,921
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1.16%
Amphenol Corp 47,710 $ 6,028
Jabil Inc 264 70
$ 6,098
Energy - Alternate Sources - 0.00%
Enphase Energy Inc
(d)
495 19
Engineering & Construction - 0.05%
Comfort Systems USA Inc 136 188
EMCOR Group Inc 58 43
MasTec Inc
(d)
51 16
TopBuild Corp
(d)
5 2
$ 249
Entertainment - 0.32%
Churchill Downs Inc 239 21
DraftKings Inc
(d)
66,245 1,433
Flutter Entertainment PLC
(d)
510 52
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
13 1
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
275 23
Live Nation Entertainment Inc
(d)
618 94
TKO Group Holdings Inc 110 22
Vail Resorts Inc
(g)
123 16
$ 1,662
Environmental Control - 0.07%
Tetra Tech Inc 222 7
Veralto Corp 388 34
Waste Management Inc 1,441 331
$ 372
Food - 0.02%
Hershey Co/The 76 16
Performance Food Group Co
(d)
89 7
Sprouts Farmers Market Inc
(d)
413 32
Sysco Corp 1,007 72
$ 127
Healthcare - Products - 5.03%
Boston Scientific Corp
(d)
994 62
Caris Life Sciences Inc
(d)
173 3
Danaher Corp 27,338 5,183
IDEXX Laboratories Inc
(d)
311 175
Inspire Medical Systems Inc
(d)
118 6
Insulet Corp
(d)
273 57
Intuitive Surgical Inc
(d)
23,505 10,836
Masimo Corp
(d)
178 32
Natera Inc
(d)
17,042 3,408
Penumbra Inc
(d)
148 49
Repligen Corp
(d)
15 2
ResMed Inc 135 30
Stryker Corp 13,567 4,458
Tempus AI Inc
(d)
385 18
Waters Corp
(d)
122 36
West Pharmaceutical Services Inc 8,694 2,179
$ 26,534
Healthcare - Services - 0.90%
Chemed Corp 3 1
Cigna Group/The 81 22
DaVita Inc
(d)
150 23
HCA Healthcare Inc 134 63
Medpace Holdings Inc
(d)
443 213
Molina Healthcare Inc
(d)
121 16
Sotera Health Co
(d)
43 1
UnitedHealth Group Inc 16,190 4,381
$ 4,720
Home Furnishings - 0.01%
SharkNinja Inc
(d)
68 7
Somnigroup International Inc 793 59
$ 66

Schedule of Investments
LargeCap Growth Account I
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 0.49%
Aon PLC 756 $ 244
Arthur J Gallagher & Co 9,977 2,161
Brown & Brown Inc 140 9
Equitable Holdings Inc 1,112 41
Everest Group Ltd 28 9
Kinsale Capital Group Inc 93 32
Markel Group Inc
(d)
11 21
Marsh & McLennan Cos Inc 225 39
Progressive Corp/The 114 23
RLI Corp 14 1
Ryan Specialty Holdings Inc 451 15
$ 2,595
Internet - 21.50%
Airbnb Inc
(d)
1,627 205
Alphabet Inc - A Shares 96,808 27,838
Alphabet Inc - C Shares 24,798 7,114
Amazon.com Inc
(d)
107,801 22,452
AppLovin Corp
(d)
5,278 2,101
Booking Holdings Inc 984 4,143
CDW Corp/DE 34 4
Chewy Inc
(d)
911 25
Coupang Inc
(d)
5,123 97
DoorDash Inc - Class A
(d)
22,325 3,352
Etsy Inc
(d)
207 10
Expedia Group Inc 452 104
Gen Digital Inc 290 5
GoDaddy Inc
(d)
523 43
Lyft Inc
(d)
145 2
MercadoLibre Inc
(d)
1,996 3,451
Meta Platforms Inc 29,957 17,139
Netflix Inc
(d)
101,243 9,735
Palo Alto Networks Inc
(d)
28,756 4,611
Pinterest Inc
(d)
1,139 21
Reddit Inc
(d)
503 68
Robinhood Markets Inc
(d)
405 28
Roku Inc
(d)
75 7
Sea Ltd ADR
(d)
28,271 2,341
Shopify Inc
(d)
15,977 1,895
Spotify Technology SA
(d)
5,912 2,867
Trump Media & Technology Group Corp
(d)
152 1
Uber Technologies Inc
(d)
52,029 3,742
Wayfair Inc
(d)
66 5
$ 113,406
Iron & Steel - 0.00%
Carpenter Technology Corp 33 13
Steel Dynamics Inc 62 11
$ 24
Leisure Products & Services - 0.08%
Carnival Corp 1,353 35
Norwegian Cruise Line Holdings Ltd
(d)
1,593 30
Planet Fitness Inc
(d)
322 24
Royal Caribbean Cruises Ltd 987 271
Viking Holdings Ltd
(d)
682 50
$ 410
Lodging - 0.96%
Choice Hotels International Inc
(g)
16 2
Hilton Worldwide Holdings Inc 15,562 4,732
Las Vegas Sands Corp 1,204 65
Marriott International Inc/MD 663 217
Travel + Leisure Co 91 6
Wyndham Hotels & Resorts Inc 282 23
$ 5,045
Machinery - Construction & Mining - 0.28%
BWX Technologies Inc 69 14
Caterpillar Inc 222 157
GE Vernova Inc 1,052 918
Vertiv Holdings Co 1,482 372
$ 1,461
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.40%
Ingersoll Rand Inc 26,105 $ 2,092
Rockwell Automation Inc 40 14
$ 2,106
Media - 0.00%
FactSet Research Systems Inc 8 2
Liberty Broadband Corp - A Shares
(d)
12 —
Liberty Broadband Corp - C Shares
(d)
116 6
Nexstar Media Group Inc 5 1
$ 9
Metal Fabrication & Hardware - 0.00%
RBC Bearings Inc
(d)
24 13
Mining - 0.01%
Anglogold Ashanti Plc 262 26
Miscellaneous Manufacturers - 1.51%
3M Co 335 49
Axon Enterprise Inc
(d)
4,600 1,953
Entegris Inc 28,152 3,300
Fabrinet
(d)
4,935 2,574
Illinois Tool Works Inc 372 97
$ 7,973
Oil & Gas - 0.02%
HF Sinclair Corp 29 2
Phillips 66 112 20
Texas Pacific Land Corp 225 107
$ 129
Oil & Gas Services - 0.00%
SLB Ltd 461 24
Pharmaceuticals - 2.44%
AbbVie Inc 6,916 1,504
Bristol-Myers Squibb Co 1,531 93
Cardinal Health Inc 467 99
Cencora Inc 714 224
Corcept Therapeutics Inc
(d)
398 16
Dexcom Inc
(d)
1,527 96
Eli Lilly & Co 11,131 10,238
McKesson Corp 445 385
Neurocrine Biosciences Inc
(d)
319 42
Zoetis Inc 1,370 162
$ 12,859
Pipelines - 0.06%
Cheniere Energy Inc 374 106
Targa Resources Corp 828 208
Williams Cos Inc/The 275 20
$ 334
Private Equity - 0.08%
Blackstone Inc 2,889 332
KKR & Co Inc 664 62
$ 394
Real Estate - 0.01%
CBRE Group Inc
(d)
140 19
CoStar Group Inc
(d)
249 10
Jones Lang LaSalle Inc
(d)
49 15
$ 44
REITs - 0.08%
American Tower Corp 1,822 314
Lamar Advertising Co 333 42
Public Storage 81 22
Simon Property Group Inc 280 52
Sun Communities Inc 91 12
UDR Inc 32 1
$ 443
Retail - 1.96%
AutoZone Inc
(d)
10 34
BJ's Wholesale Club Holdings Inc
(d)
90 9
Burlington Stores Inc
(d)
245 80
Carvana Co
(d),(g)
526 165
Casey's General Stores Inc 23 17
Cava Group Inc
(d)
388 31

Schedule of Investments
LargeCap Growth Account I
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Chipotle Mexican Grill Inc
(d)
69,734 $ 2,232
Costco Wholesale Corp 5,275 5,256
Darden Restaurants Inc
(g)
425 83
Domino's Pizza Inc 37 13
Dutch Bros Inc
(d)
495 25
Ferguson Enterprises Inc 52 12
Floor & Decor Holdings Inc
(d)
164 8
Freshpet Inc
(d)
26 2
Home Depot Inc/The 2,957 973
Lithia Motors Inc 6 2
Lululemon Athletica Inc
(d)
231 35
McDonald's Corp 157 49
Murphy USA Inc 66 33
O'Reilly Automotive Inc
(d)
3,016 278
Restaurant Brands International Inc 857 63
RH
(d)
8 1
Ross Stores Inc 249 54
Starbucks Corp 588 53
Texas Roadhouse Inc 258 43
TJX Cos Inc/The 2,179 348
Tractor Supply Co 2,076 94
Ulta Beauty Inc
(d)
47 25
Walmart Inc 1,693 210
Wendy's Co/The
(g)
122 1
Williams-Sonoma Inc 67 12
Wingstop Inc 117 18
Yum! Brands Inc 366 57
$ 10,316
Semiconductors - 19.07%
Advanced Micro Devices Inc
(d)
3,671 747
Applied Materials Inc 877 300
Astera Labs Inc
(d)
500 55
Broadcom Inc 89,424 27,677
KLA Corp 514 757
Lam Research Corp 4,897 1,046
Lattice Semiconductor Corp
(d)
38,773 3,597
MACOM Technology Solutions Holdings Inc
(d)
69 15
Marvell Technology Inc 41,943 4,155
Monolithic Power Systems Inc 180 197
NVIDIA Corp 338,577 59,048
Onto Innovation Inc
(d)
52 11
QUALCOMM Inc 951 122
Texas Instruments Inc 1,449 281
Tower Semiconductor Ltd
(d)
14,814 2,599
$ 100,607
Software - 15.54%
Adobe Inc
(d)
1,597 388
Appfolio Inc
(d)
97 15
Atlassian Corp
(d)
644 44
Autodesk Inc
(d)
9,072 2,172
Bentley Systems Inc 612 21
Broadridge Financial Solutions Inc 413 67
Bullish
(d),(g)
12 —
Cadence Design Systems Inc
(d)
8,144 2,263
Cloudflare Inc
(d)
1,222 252
Datadog Inc
(d)
38,225 4,513
Docusign Inc
(d)
584 28
DoubleVerify Holdings Inc
(d)
121 1
Doximity Inc
(d)
566 13
Dropbox Inc - A Shares
(d)
107 2
Duolingo Inc
(d)
164 16
Dynatrace Inc
(d)
1,145 42
Elastic NV
(d)
359 18
Fair Isaac Corp
(d)
74 79
Figma Inc
(d)
47,000 994
Fiserv Inc
(d)
611 34
Gitlab Inc
(d)
592 13
Guidewire Software Inc
(d)
333 50
HubSpot Inc
(d)
13,043 3,184
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Intuit Inc 14,687 $ 6,350
Magic Leap Inc
(d),(e),(f)
371 —
Manhattan Associates Inc
(d)
246 33
Microsoft Corp 116,489 43,121
MongoDB Inc
(d)
8,347 2,044
MSCI Inc 137 74
nCino Inc
(d)
44 1
Nutanix Inc
(d)
273 10
Oracle Corp 6,564 966
Palantir Technologies Inc
(d)
8,521 1,246
Paychex Inc 393 36
Paycom Software Inc 106 13
Pegasystems Inc 141 6
Procore Technologies Inc
(d)
483 28
PTC Inc
(d)
63 9
RingCentral Inc 340 13
ROBLOX Corp
(d)
53,266 3,013
Salesforce Inc 397 74
Samsara Inc
(d)
174,221 5,521
SentinelOne Inc
(d)
858 11
ServiceNow Inc
(d)
39,321 4,111
Snowflake Inc - Class A
(d)
1,295 195
Strategy Inc
(d),(g)
75 9
Stripe Inc - Class B
(d),(e),(f)
5,754 362
Synopsys Inc
(d)
545 216
Take-Two Interactive Software Inc
(d)
239 47
Teradata Corp
(d)
38 1
Twilio Inc
(d)
106 13
Tyler Technologies Inc
(d)
139 48
Unity Software Inc
(d)
54 1
Veeva Systems Inc
(d)
465 82
Workday Inc
(d)
824 107
$ 81,970
Telecommunications - 1.88%
Arista Networks Inc
(d)
48,817 5,994
AST SpaceMobile Inc
(d)
777 64
Ciena Corp
(d)
7,440 2,888
GCI Liberty Inc - Class A
(d)
2 —
GCI Liberty Inc - Class C
(d)
19 1
Iridium Communications Inc 28 1
Motorola Solutions Inc 274 119
T-Mobile US Inc 4,040 848
Ubiquiti Inc 16 13
$ 9,928
Transportation - 0.01%
Old Dominion Freight Line Inc 50 10
Union Pacific Corp 182 44
XPO Inc
(d)
92 18
$ 72
TOTAL COMMON STOCKS $ 514,980
Total Investments $ 527,930
Other Assets and Liabilities -  (0.09)% (490)
TOTAL NET ASSETS - 100.00% $ 527,440
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $260 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Growth Account I
March 31, 2026 (unaudited)
See accompanying notes.

(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $270 or 0.05% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 17,063 $ 45,499 $ 52,261 $ 10,301
$ 17,063 $ 45,499 $ 52,261 $ 10,301
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 88 $ — $ — $ —
$ 88 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 228 263 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 306 75 0.01%
Sila Nano Series F   0.00% 01/07/2021 204 53 0.01%
Stripe Inc - Class B 12/17/2019 90 362 0.07%
Waymo LLC Series A-2   0.00% 05/08/2020 214 420 0.08%
Total $ 1,173 0.22%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2026 Long 18 $ 5,914 $ (5)
Total $ (5)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .95 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .51%
iShares Core S&P 500 ETF 18,397 $ 12,017
Money Market Funds - 0 .44%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
1,041,016 1,042
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
9,141,419 9,141
$ 10,183
TOTAL INVESTMENT COMPANIES $ 22,200
COMMON STOCKS - 99 .15 % Shares Held Value (000's)
Advertising - 0 .06%
Omnicom Group Inc 13,006 $ 980
Trade Desk Inc/The
(d)
18,203 413
$ 1,393
Aerospace & Defense - 2 .19%
Boeing Co/The
(d)
32,462 6,461
General Dynamics Corp 10,491 3,601
General Electric Co 43,356 12,303
Howmet Aerospace Inc 16,575 3,820
L3Harris Technologies Inc 7,721 2,665
Lockheed Martin Corp 8,370 5,059
Northrop Grumman Corp 5,515 3,762
RTX Corp 55,487 10,703
TransDigm Group Inc 2,334 2,705
$ 51,079
Agriculture - 0 .75%
Altria Group Inc 69,391 4,579
Archer-Daniels-Midland Co 19,864 1,444
Bunge Global SA 5,595 712
Philip Morris International Inc 64,349 10,639
$ 17,374
Airlines - 0 .16%
Delta Air Lines Inc 26,851 1,785
Southwest Airlines Co 20,311 763
United Airlines Holdings Inc
(d)
13,371 1,231
$ 3,779
Apparel - 0 .21%
Deckers Outdoor Corp
(d)
5,869 587
NIKE Inc 49,253 2,602
Ralph Lauren Corp 1,599 550
Tapestry Inc 8,370 1,181
$ 4,920
Automobile Manufacturers - 2 .29%
Cummins Inc 5,713 3,074
Ford Motor Co 161,984 1,869
General Motors Co 37,368 2,784
PACCAR Inc 21,719 2,509
Tesla Inc
(d)
116,257 43,218
$ 53,454
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
8,794 611
Banks - 4 .52%
Bank of America Corp 274,286 13,371
Bank of New York Mellon Corp/The 28,450 3,375
Citigroup Inc 72,237 8,192
Citizens Financial Group Inc 17,569 1,054
Fifth Third Bancorp 37,207 1,729
Goldman Sachs Group Inc/The 12,399 10,489
Huntington Bancshares Inc/OH 83,918 1,313
JPMorgan Chase & Co 111,452 32,785
KeyCorp 38,727 777
M&T Bank Corp 6,278 1,298
Morgan Stanley 49,733 8,185
Northern Trust Corp 7,704 1,075
PNC Financial Services Group Inc/The 16,693 3,474
Regions Financial Corp 35,882 937
State Street Corp 11,538 1,460
Truist Financial Corp 52,187 2,399
US Bancorp 64,257 3,342
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 127,837 $ 10,177
$ 105,432
Beverages - 1 .11%
Brown-Forman Corp - B Shares 7,071 187
Coca-Cola Co/The 160,032 12,171
Constellation Brands Inc 5,808 871
Keurig Dr Pepper Inc 56,164 1,479
Molson Coors Beverage Co 6,999 301
Monster Beverage Corp
(d)
29,484 2,136
PepsiCo Inc 56,494 8,773
$ 25,918
Biotechnology - 1 .19%
Amgen Inc 22,260 7,832
Biogen Inc
(d)
6,066 1,112
Corteva Inc 27,801 2,327
Gilead Sciences Inc 51,287 7,148
Incyte Corp
(d)
6,907 650
Moderna Inc
(d)
14,375 730
Regeneron Pharmaceuticals Inc 4,168 3,221
Vertex Pharmaceuticals Inc
(d)
10,501 4,689
$ 27,709
Building Materials - 0 .70%
Builders FirstSource Inc
(d)
4,569 376
Carrier Global Corp 32,478 1,829
CRH PLC 27,709 2,913
Johnson Controls International plc 25,302 3,313
Lennox International Inc 1,321 613
Martin Marietta Materials Inc 2,494 1,468
Masco Corp 8,418 508
Trane Technologies PLC 9,151 3,814
Vulcan Materials Co 5,462 1,487
$ 16,321
Chemicals - 1 .11%
Air Products and Chemicals Inc 9,202 2,673
Albemarle Corp 4,871 874
CF Industries Holdings Inc 6,449 837
Dow Inc 29,658 1,235
DuPont de Nemours Inc 16,916 775
Ecolab Inc 10,537 2,803
International Flavors & Fragrances Inc 10,586 768
Linde PLC 19,303 9,570
LyondellBasell Industries NV 10,646 858
Mosaic Co/The 13,125 335
PPG Industries Inc 9,279 992
Qnity Electronics Inc 8,658 999
Sherwin-Williams Co/The 9,531 3,055
$ 25,774
Commercial Services - 1 .13%
Automatic Data Processing Inc 16,644 3,382
Block Inc
(d)
22,641 1,362
Cintas Corp 14,052 2,377
Corpay Inc
(d)
2,892 842
Equifax Inc 4,978 896
Global Payments Inc 9,835 662
Moody's Corp 6,343 2,767
PayPal Holdings Inc 38,059 1,721
Quanta Services Inc 6,166 3,385
Rollins Inc 12,131 648
S&P Global Inc 12,650 5,381
United Rentals Inc 2,605 1,898
Verisk Analytics Inc 5,761 1,093
$ 26,414
Computers - 8 .41%
Accenture PLC - Class A 25,435 5,044
Apple Inc 606,863 154,016
Cognizant Technology Solutions Corp 19,771 1,213
Crowdstrike Holdings Inc
(d)
10,418 4,067
Dell Technologies Inc 12,286 2,016

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
2,285 $ 309
Fortinet Inc
(d)
26,132 2,136
Gartner Inc
(d)
2,913 461
Hewlett Packard Enterprise Co 54,925 1,308
HP Inc 37,948 729
International Business Machines Corp 38,640 9,366
Leidos Holdings Inc 5,286 822
Lumentum Holdings Inc
(d)
2,949 2,072
NetApp Inc 8,188 838
Sandisk Corp/DE
(d)
6,102 3,877
Seagate Technology Holdings PLC 9,015 3,532
Super Micro Computer Inc
(d)
20,795 474
Western Digital Corp 14,016 3,791
$ 196,071
Consumer Products - 0 .14%
Avery Dennison Corp 3,194 552
Church & Dwight Co Inc 9,785 913
Clorox Co/The 5,000 518
Kimberly-Clark Corp 13,722 1,324
$ 3,307
Cosmetics & Personal Care - 0 .81%
Colgate-Palmolive Co 33,321 2,840
Estee Lauder Cos Inc/The 10,214 733
Kenvue Inc 79,211 1,366
Procter & Gamble Co/The
(e)
96,067 13,876
$ 18,815
Distribution & Wholesale - 0 .24%
Copart Inc
(d)
36,814 1,222
Fastenal Co 47,468 2,203
Pool Corp 1,356 274
WW Grainger Inc 1,809 1,973
$ 5,672
Diversified Financial Services - 3 .58%
American Express Co 22,138 6,696
Ameriprise Financial Inc 3,774 1,677
Apollo Global Management Inc 19,194 2,139
Ares Management Corp 8,516 929
Blackrock Inc 5,964 5,736
Capital One Financial Corp 25,841 4,714
Cboe Global Markets Inc 4,325 1,216
Charles Schwab Corp/The 69,047 6,489
CME Group Inc 14,905 4,402
Coinbase Global Inc
(d)
9,221 1,610
Franklin Resources Inc 12,697 300
Interactive Brokers Group Inc - A Shares 18,410 1,235
Intercontinental Exchange Inc 23,476 3,692
Invesco Ltd 18,359 446
Mastercard Inc 33,666 16,822
Nasdaq Inc 18,565 1,576
Raymond James Financial Inc 7,252 1,050
Synchrony Financial 14,370 977
T Rowe Price Group Inc 9,037 815
Visa Inc 69,492 21,003
$ 83,524
Electric - 2 .38%
AES Corp/The 29,444 415
Alliant Energy Corp 10,623 762
Ameren Corp 11,423 1,256
American Electric Power Co Inc 22,354 2,930
CenterPoint Energy Inc 26,988 1,165
CMS Energy Corp 12,663 982
Consolidated Edison Inc 14,922 1,689
Constellation Energy Corp 12,883 3,598
Dominion Energy Inc 35,302 2,182
DTE Energy Co 8,586 1,255
Duke Energy Corp 32,149 4,210
Edison International 15,907 1,164
Entergy Corp 18,695 2,101
Evergy Inc 9,516 780
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Eversource Energy 15,509 $ 1,074
Exelon Corp 42,281 2,073
FirstEnergy Corp 21,490 1,089
NextEra Energy Inc 86,089 7,996
NRG Energy Inc 8,780 1,283
PG&E Corp 90,866 1,596
Pinnacle West Capital Corp 4,945 498
PPL Corp 30,582 1,168
Public Service Enterprise Group Inc 20,634 1,670
Sempra 26,982 2,622
Southern Co/The 45,519 4,393
Vistra Corp 13,168 1,980
WEC Energy Group Inc 13,453 1,557
Xcel Energy Inc 24,453 1,943
$ 55,431
Electrical Components & Equipment - 0 .49%
AMETEK Inc 9,515 2,039
Eaton Corp PLC 16,057 5,743
Emerson Electric Co 23,233 3,044
Generac Holdings Inc
(d)
2,425 474
$ 11,300
Electronics - 1 .09%
Allegion plc 3,555 516
Amphenol Corp 50,809 6,420
Coherent Corp
(d)
7,747 1,845
Fortive Corp 12,957 716
Garmin Ltd 6,758 1,568
Honeywell International Inc 26,246 5,932
Hubbell Inc 2,198 1,079
Jabil Inc 4,366 1,160
Keysight Technologies Inc
(d)
7,090 2,002
Mettler-Toledo International Inc
(d)
841 1,061
TE Connectivity PLC 12,130 2,535
Trimble Inc
(d)
9,835 642
$ 25,476
Energy - Alternate Sources - 0 .04%
First Solar Inc
(d)
4,435 875
Engineering & Construction - 0 .17%
Comfort Systems USA Inc 1,456 2,008
EMCOR Group Inc 1,851 1,367
Jacobs Solutions Inc 4,856 618
$ 3,993
Entertainment - 0 .07%
Live Nation Entertainment Inc
(d)
6,526 995
TKO Group Holdings Inc 2,741 553
$ 1,548
Environmental Control - 0 .29%
Pentair PLC 6,765 589
Republic Services Inc 8,319 1,822
Veralto Corp 10,264 908
Waste Management Inc 15,339 3,525
$ 6,844
Food - 0 .50%
Campbell's Company/The
(f)
8,139 181
Conagra Brands Inc 19,776 311
General Mills Inc 22,061 821
Hershey Co/The 6,125 1,273
Hormel Foods Corp 12,053 273
J M Smucker Co/The 4,408 425
Kraft Heinz Co/The 35,235 793
Kroger Co/The 24,068 1,742
McCormick & Co Inc/MD 10,481 529
Mondelez International Inc 52,989 3,054
Sysco Corp 19,797 1,412
Tyson Foods Inc 11,664 747
$ 11,561
Forest Products & Paper - 0 .03%
International Paper Co 21,829 779

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .09%
Atmos Energy Corp 6,836 $ 1,263
NiSource Inc 19,777 923
$ 2,186
Hand & Machine Tools - 0 .05%
Snap-on Inc 2,147 780
Stanley Black & Decker Inc 6,401 455
$ 1,235
Healthcare - Products - 2 .36%
Abbott Laboratories 71,879 7,380
Agilent Technologies Inc 11,691 1,333
Align Technology Inc
(d)
2,757 473
Baxter International Inc 21,267 357
Bio-Techne Corp 6,465 338
Boston Scientific Corp
(d)
61,304 3,847
Cooper Cos Inc/The
(d)
8,102 579
Danaher Corp 26,009 4,931
Edwards Lifesciences Corp
(d)
23,990 1,921
GE HealthCare Technologies Inc 18,842 1,341
Hologic Inc
(d)
9,199 695
IDEXX Laboratories Inc
(d)
3,302 1,855
Insulet Corp
(d)
2,907 610
Intuitive Surgical Inc
(d)
14,681 6,768
Medtronic PLC 52,995 4,592
ResMed Inc 6,023 1,352
Revvity Inc 4,688 411
Solventum Corp
(d)
6,093 398
STERIS PLC 4,054 896
Stryker Corp 14,238 4,679
Thermo Fisher Scientific Inc 15,532 7,634
Waters Corp
(d)
4,055 1,208
West Pharmaceutical Services Inc 2,974 745
Zimmer Biomet Holdings Inc 8,193 741
$ 55,084
Healthcare - Services - 1 .04%
Centene Corp
(d)
19,311 632
Charles River Laboratories International Inc
(d)
2,034 351
Cigna Group/The 10,892 2,905
DaVita Inc
(d)
1,381 212
Elevance Health Inc 9,124 2,671
HCA Healthcare Inc 6,472 3,063
Humana Inc 4,981 864
IQVIA Holdings Inc
(d)
7,012 1,196
Labcorp Holdings Inc 3,428 915
Quest Diagnostics Inc 4,548 891
UnitedHealth Group Inc 37,446 10,132
Universal Health Services Inc 2,284 409
$ 24,241
Home Builders - 0 .17%
DR Horton Inc 11,138 1,528
Lennar Corp - A Shares 8,920 775
NVR Inc
(d)
116 765
PulteGroup Inc 7,944 934
$ 4,002
Insurance - 3 .27%
Aflac Inc 19,296 2,117
Allstate Corp/The 10,747 2,228
American International Group Inc 22,180 1,669
Aon PLC 8,866 2,862
Arch Capital Group Ltd
(d)
14,777 1,418
Arthur J Gallagher & Co 10,621 2,300
Assurant Inc 2,069 451
Berkshire Hathaway Inc - Class B
(d)
75,801 36,324
Brown & Brown Inc 12,102 789
Chubb Ltd 15,037 4,901
Cincinnati Financial Corp 6,449 1,015
Erie Indemnity Co 1,051 264
Everest Group Ltd 1,683 550
Globe Life Inc 3,291 458
Hartford Insurance Group Inc/The 11,530 1,559
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Loews Corp 6,985 $ 746
Marsh & McLennan Cos Inc 20,014 3,471
MetLife Inc 22,756 1,609
Principal Financial Group Inc 8,179 737
Progressive Corp/The 24,229 4,803
Prudential Financial Inc 14,387 1,406
Travelers Cos Inc/The 8,940 2,608
W R Berkley Corp 12,318 816
Willis Towers Watson PLC 3,931 1,143
$ 76,244
Internet - 13 .37%
Airbnb Inc
(d)
17,509 2,211
Alphabet Inc - A Shares 240,661 69,205
Alphabet Inc - C Shares 193,313 55,454
Amazon.com Inc
(d)
403,801 84,100
AppLovin Corp
(d)
11,202 4,458
Booking Holdings Inc 1,333 5,612
CDW Corp/DE 5,383 651
DoorDash Inc - Class A
(d)
15,453 2,320
eBay Inc 18,685 1,701
Expedia Group Inc 4,838 1,117
F5 Inc
(d)
2,338 676
Gen Digital Inc 22,784 429
GoDaddy Inc
(d)
5,588 462
Meta Platforms Inc 90,408 51,725
Netflix Inc
(d)
174,529 16,781
Palo Alto Networks Inc
(d)
33,401 5,355
Robinhood Markets Inc
(d)
32,667 2,264
Uber Technologies Inc
(d)
85,077 6,120
VeriSign Inc 3,412 847
$ 311,488
Iron & Steel - 0 .11%
Nucor Corp 9,460 1,600
Steel Dynamics Inc 5,675 1,021
$ 2,621
Leisure Products & Services - 0 .19%
Carnival Corp 47,541 1,230
Norwegian Cruise Line Holdings Ltd
(d)
18,821 352
Royal Caribbean Cruises Ltd 10,401 2,862
$ 4,444
Lodging - 0 .31%
Hilton Worldwide Holdings Inc 9,480 2,883
Las Vegas Sands Corp 12,499 673
Marriott International Inc/MD 9,093 2,974
MGM Resorts International
(d)
7,932 294
Wynn Resorts Ltd 3,489 354
$ 7,178
Machinery - Construction & Mining - 1 .17%
Caterpillar Inc 19,235 13,627
GE Vernova Inc 11,143 9,727
Vertiv Holdings Co 15,811 3,962
$ 27,316
Machinery - Diversified - 0 .65%
Deere & Co 10,420 5,870
Dover Corp 5,576 1,162
IDEX Corp 3,094 586
Ingersoll Rand Inc 14,714 1,179
Nordson Corp 2,189 582
Otis Worldwide Corp 16,069 1,239
Rockwell Automation Inc 4,645 1,667
Westinghouse Air Brake Technologies Corp 7,049 1,762
Xylem Inc/NY 10,070 1,203
$ 15,250
Media - 0 .72%
Charter Communications Inc
(d)
3,560 768
Comcast Corp - Class A 148,333 4,259
FactSet Research Systems Inc 1,534 333
Fox Corp - A Shares 8,297 484

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 5,853 $ 311
News Corp - A Shares 15,305 382
News Corp - B Shares
(f)
5,052 144
Paramount Skydance Corp
(f)
12,849 116
Walt Disney Co/The 73,229 7,058
Warner Bros Discovery Inc
(d)
102,449 2,813
$ 16,668
Mining - 0 .36%
Freeport-McMoRan Inc 59,413 3,493
Newmont Corp 45,111 4,883
$ 8,376
Miscellaneous Manufacturers - 0 .61%
3M Co 21,771 3,162
A O Smith Corp 4,646 306
Axon Enterprise Inc
(d)
3,262 1,385
Illinois Tool Works Inc 10,842 2,822
Parker-Hannifin Corp 5,219 4,672
Teledyne Technologies Inc
(d)
1,942 1,175
Textron Inc 7,200 631
$ 14,153
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
2,035 425
Oil & Gas - 3 .21%
APA Corp 14,666 622
Chevron Corp 77,487 16,032
ConocoPhillips 50,645 6,685
Coterra Energy Inc 31,362 1,102
Devon Energy Corp 25,641 1,290
Diamondback Energy Inc 7,700 1,523
EOG Resources Inc 22,431 3,243
EQT Corp 25,798 1,642
Expand Energy Corp 9,846 1,081
Exxon Mobil Corp 172,746 29,308
Marathon Petroleum Corp 12,195 2,978
Occidental Petroleum Corp 29,733 1,933
Phillips 66 16,658 3,035
Texas Pacific Land Corp 2,395 1,137
Valero Energy Corp 12,609 3,115
$ 74,726
Oil & Gas Services - 0 .30%
Baker Hughes Co 40,851 2,494
Halliburton Co 34,623 1,350
SLB Ltd 61,811 3,176
$ 7,020
Packaging & Containers - 0 .13%
Amcor PLC 19,097 759
Ball Corp 11,079 655
Packaging Corp of America 3,694 784
Smurfit Westrock PLC 21,594 860
$ 3,058
Pharmaceuticals - 4 .85%
AbbVie Inc 73,058 15,889
Becton Dickinson & Co 11,771 1,851
Bristol-Myers Squibb Co 84,183 5,106
Cardinal Health Inc 9,728 2,056
Cencora Inc 8,039 2,525
CVS Health Corp 52,584 3,777
Dexcom Inc
(d)
15,910 999
Eli Lilly & Co 32,757 30,129
Henry Schein Inc
(d)
4,138 305
Johnson & Johnson 99,618 24,351
McKesson Corp 5,065 4,383
Merck & Co Inc 102,598 12,341
Pfizer Inc 235,027 6,599
Viatris Inc 47,618 643
Zoetis Inc 17,450 2,063
$ 113,017
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .47%
Kinder Morgan Inc 80,933 $ 2,714
ONEOK Inc 26,012 2,351
Targa Resources Corp 8,874 2,225
Williams Cos Inc/The 50,483 3,674
$ 10,964
Private Equity - 0 .27%
Blackstone Inc 30,945 3,558
KKR & Co Inc 28,374 2,625
$ 6,183
Real Estate - 0 .10%
CBRE Group Inc
(d)
12,012 1,627
CoStar Group Inc
(d)
17,520 707
$ 2,334
REITs - 1 .84%
Alexandria Real Estate Equities Inc 6,440 299
American Tower Corp 19,353 3,340
AvalonBay Communities Inc 5,852 956
BXP Inc 6,092 316
Camden Property Trust 4,274 417
Crown Castle Inc 18,003 1,464
Digital Realty Trust Inc 13,350 2,406
Equinix Inc 4,062 3,982
Equity Residential 14,213 841
Essex Property Trust Inc 2,663 644
Extra Space Storage Inc 8,773 1,150
Federal Realty Investment Trust 3,246 345
Healthpeak Properties Inc 28,733 472
Host Hotels & Resorts Inc 26,441 507
Invitation Homes Inc 23,316 579
Iron Mountain Inc 12,229 1,249
Kimco Realty Corp 27,866 626
Mid-America Apartment Communities Inc 4,832 590
Prologis Inc 38,426 5,079
Public Storage 6,529 1,769
Realty Income Corp 38,029 2,327
Regency Centers Corp 6,802 515
SBA Communications Corp 4,404 758
Simon Property Group Inc 13,445 2,508
UDR Inc 12,437 420
Ventas Inc 19,630 1,605
VICI Properties Inc 44,184 1,207
Welltower Inc 28,840 5,702
Weyerhaeuser Co 29,791 728
$ 42,801
Retail - 4 .49%
AutoZone Inc
(d)
685 2,314
Best Buy Co Inc 8,054 517
Carvana Co
(d),(f)
5,846 1,838
Chipotle Mexican Grill Inc
(d)
53,839 1,723
Costco Wholesale Corp 18,349 18,283
Darden Restaurants Inc 4,761 933
Dollar General Corp 9,099 1,080
Dollar Tree Inc
(d)
7,646 837
Domino's Pizza Inc 1,286 461
Genuine Parts Co 5,749 608
Home Depot Inc/The 41,153 13,535
Lowe's Cos Inc 23,189 5,479
Lululemon Athletica Inc
(d)
4,414 676
McDonald's Corp 29,440 9,150
O'Reilly Automotive Inc
(d)
34,804 3,213
Ross Stores Inc 13,372 2,897
Starbucks Corp 47,093 4,219
Target Corp 18,719 2,269
TJX Cos Inc/The 45,905 7,331
Tractor Supply Co 21,847 990
Ulta Beauty Inc
(d)
1,835 959
Walmart Inc 181,203 22,520
Williams-Sonoma Inc 4,936 900

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 11,478 $ 1,785
$ 104,517
Semiconductors - 14 .26%
Advanced Micro Devices Inc
(d)
67,395 13,710
Analog Devices Inc 20,198 6,426
Applied Materials Inc 32,811 11,215
Broadcom Inc 195,984 60,659
Intel Corp
(d)
194,083 8,565
KLA Corp 5,419 7,979
Lam Research Corp 51,621 11,029
Microchip Technology Inc 22,368 1,445
Micron Technology Inc 46,523 15,717
Monolithic Power Systems Inc 2,011 2,199
NVIDIA Corp 1,004,468 175,179
NXP Semiconductors NV 10,404 2,048
ON Semiconductor Corp
(d)
16,289 1,009
QUALCOMM Inc 44,108 5,680
Skyworks Solutions Inc 6,211 333
Teradyne Inc 6,474 1,919
Texas Instruments Inc 37,517 7,284
$ 332,396
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 1,623 617
Software - 7 .90%
Adobe Inc
(d)
16,968 4,125
Akamai Technologies Inc
(d)
5,946 683
Autodesk Inc
(d)
8,764 2,098
Broadridge Financial Solutions Inc 4,825 784
Cadence Design Systems Inc
(d)
11,250 3,126
Datadog Inc
(d)
13,567 1,602
Electronic Arts Inc 9,308 1,898
Fair Isaac Corp
(d)
982 1,048
Fidelity National Information Services Inc 21,408 1,004
Fiserv Inc
(d)
22,237 1,241
Intuit Inc 11,504 4,974
Jack Henry & Associates Inc 2,983 471
Microsoft Corp 306,947 113,623
MSCI Inc 3,038 1,638
Oracle Corp 70,093 10,311
Palantir Technologies Inc
(d)
94,428 13,813
Paychex Inc 13,357 1,230
PTC Inc
(d)
4,920 701
Roper Technologies Inc 4,407 1,559
Salesforce Inc 38,734 7,231
ServiceNow Inc
(d)
43,238 4,521
Synopsys Inc
(d)
7,905 3,134
Take-Two Interactive Software Inc
(d)
7,192 1,420
Tyler Technologies Inc
(d)
1,780 609
Workday Inc
(d)
8,806 1,144
$ 183,988
Telecommunications - 2 .12%
Arista Networks Inc
(d)
42,685 5,241
AT&T Inc 289,378 8,389
Ciena Corp
(d)
5,823 2,261
Cisco Systems Inc 163,320 12,672
Corning Inc 32,276 4,388
EchoStar Corp
(d)
5,562 651
Motorola Solutions Inc 6,849 2,972
T-Mobile US Inc 19,587 4,114
Verizon Communications Inc 174,317 8,751
$ 49,439
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 5,509 516
Transportation - 0 .93%
CH Robinson Worldwide Inc 4,900 814
CSX Corp 76,869 3,155
Expeditors International of Washington Inc 5,541 794
FedEx Corp 8,943 3,185
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 3,090 $ 655
Norfolk Southern Corp 9,282 2,664
Old Dominion Freight Line Inc 7,607 1,486
Union Pacific Corp 24,530 5,951
United Parcel Service Inc 30,550 3,006
$ 21,710
Water - 0 .05%
American Water Works Co Inc 8,066 1,098
TOTAL COMMON STOCKS $ 2,310,669
Total Investments $ 2,332,869
Other Assets and Liabilities -  (0.10)% (2,396)
TOTAL NET ASSETS - 100.00% $ 2,330,473
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,042 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$8,934 or 0.38% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,065 or 0.05% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 9,133 $ 115,464 $ 115,456 $ 9,141
$ 9,133 $ 115,464 $ 115,456 $ 9,141
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 253 $ — $ — $ —
$ 253 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2026 Long 35 $ 11,499 $ (201)
Total $ (201)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .47 % Shares Held Value (000's)
Money Market Funds - 1 .47%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
438,743 $ 439
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
6,919,925 6,920
$ 7,359
TOTAL INVESTMENT COMPANIES $ 7,359
COMMON STOCKS - 99 .38 % Shares Held Value (000's)
Aerospace & Defense - 9 .85%
HEICO Corp - Class A 118,864 $ 25,091
TransDigm Group Inc 20,909 24,233
$ 49,324
Building Materials - 8 .65%
Eagle Materials Inc 4,156 787
Martin Marietta Materials Inc 29,582 17,414
Vulcan Materials Co 92,356 25,149
$ 43,350
Chemicals - 1 .41%
Air Products and Chemicals Inc 4,897 1,422
Perimeter Solutions Inc
(d)
160,110 3,910
Sherwin-Williams Co/The 5,396 1,730
$ 7,062
Commercial Services - 3 .05%
Moody's Corp 8,461 3,691
Sunbelt Rentals Holdings Inc
(e)
76,504 4,980
Toast Inc
(d)
117,532 3,116
Verisk Analytics Inc 18,373 3,486
$ 15,273
Distribution & Wholesale - 3 .90%
Copart Inc
(d)
447,519 14,858
Fastenal Co 100,891 4,681
$ 19,539
Diversified Financial Services - 5 .16%
Ares Management Corp 55,158 6,017
Brookfield Asset Management Ltd 177,228 7,878
Brookfield Wealth Solutions Ltd
(d)
4,394 182
LPL Financial Holdings Inc 39,175 11,785
$ 25,862
Electric - 4 .49%
Brookfield Infrastructure Partners LP 458,810 16,572
Brookfield Renewable Corp 21,025 837
Brookfield Renewable Partners LP 155,349 5,071
$ 22,480
Electrical Components & Equipment - 0 .90%
AMETEK Inc 20,964 4,494
Electronics - 0 .78%
Mettler-Toledo International Inc
(d)
3,116 3,930
Entertainment - 8 .05%
Liberty Live Holdings Inc - A Shares
(d)
6,232 571
Liberty Live Holdings Inc - C Shares
(d)
27,594 2,597
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
16,606 1,296
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
132,394 11,256
Live Nation Entertainment Inc
(d)
161,404 24,616
$ 40,336
Environmental Control - 0 .87%
Veralto Corp 11,262 996
Waste Connections Inc 20,698 3,362
$ 4,358
Healthcare - Products - 1 .83%
IDEXX Laboratories Inc
(d)
9,600 5,394
Waters Corp
(d)
12,733 3,792
$ 9,186
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .90%
Lennar Corp - A Shares 41,346 $ 3,591
Lennar Corp - B Shares 724 61
NVR Inc
(d)
887 5,845
$ 9,497
Insurance - 8 .14%
Arch Capital Group Ltd
(d)
40,020 3,842
Arthur J Gallagher & Co 37,983 8,226
Brown & Brown Inc 222,354 14,500
Markel Group Inc
(d)
5,612 10,742
Ryan Specialty Holdings Inc 61,067 2,060
W R Berkley Corp 20,812 1,379
$ 40,749
Lodging - 5 .60%
Hilton Worldwide Holdings Inc 66,132 20,110
Hyatt Hotels Corp 55,116 7,925
$ 28,035
Machinery - Diversified - 0 .48%
Graco Inc 28,245 2,391
Miscellaneous Manufacturers - 1 .82%
Entegris Inc 77,637 9,102
Private Equity - 8 .79%
Brookfield Corp 621,400 25,148
KKR & Co Inc 204,090 18,878
$ 44,026
Real Estate - 5 .45%
CBRE Group Inc
(d)
139,381 18,881
CoStar Group Inc
(d)
208,413 8,407
$ 27,288
REITs - 0 .04%
Millrose Properties Inc 6,797 190
Retail - 5 .99%
AutoZone Inc
(d)
102 344
Domino's Pizza Inc 353 127
Floor & Decor Holdings Inc
(d)
96,687 4,912
O'Reilly Automotive Inc
(d)
225,377 20,804
Ross Stores Inc 17,646 3,823
$ 30,010
Software - 11 .63%
Appfolio Inc
(d)
19,987 3,154
CCC Intelligent Solutions Holdings Inc
(d)
546,590 3,280
Constellation Software Inc/Canada 4,484 7,889
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
5,492 5,863
Guidewire Software Inc
(d)
13,770 2,059
Jack Henry & Associates Inc 3,387 535
Lumine Group Inc
(d)
6,936 110
MSCI Inc 18,049 9,729
Procore Technologies Inc
(d)
46,411 2,645
Roper Technologies Inc 12,494 4,421
Topicus.com Inc
(d)
13,797 935
Tyler Technologies Inc
(d)
24,322 8,327
Veeva Systems Inc
(d)
52,857 9,285
$ 58,232
Transportation - 0 .60%
Old Dominion Freight Line Inc 15,483 3,025
TOTAL COMMON STOCKS $ 497,739
Total Investments $ 505,098
Other Assets and Liabilities -  (0.85)% (4,272)
TOTAL NET ASSETS - 100.00% $ 500,826

Schedule of Investments
MidCap Account
March 31, 2026 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,759 or
0.95% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,735 or 0.95% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 3,913 $ 49,935 $ 46,928 $ 6,920
$ 3,913 $ 49,935 $ 46,928 $ 6,920
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .77 % Shares Held Value (000's)
Money Market Funds - 2 .77%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
681,366 $ 681
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
5,813,877 5,814
$ 6,495
TOTAL INVESTMENT COMPANIES $ 6,495
COMMON STOCKS - 97 .73 % Shares Held Value (000's)
Aerospace & Defense - 1 .88%
Boeing Co/The
(d)
12,260 $ 2,440
RTX Corp 10,148 1,958
$ 4,398
Apparel - 0 .30%
Birkenstock Holding Plc
(d),(e)
19,669 705
Automobile Manufacturers - 3 .18%
Cummins Inc 3,059 1,646
PACCAR Inc 22,170 2,561
Tesla Inc
(d)
8,741 3,249
$ 7,456
Banks - 4 .88%
Bank of America Corp 28,773 1,403
East West Bancorp Inc 12,987 1,386
JPMorgan Chase & Co 19,172 5,640
Morgan Stanley 12,630 2,078
Wintrust Financial Corp 6,611 919
$ 11,426
Biotechnology - 2 .45%
Gilead Sciences Inc 13,670 1,905
Insmed Inc
(d)
7,412 1,212
Structure Therapeutics Inc ADR
(d)
13,450 648
Vertex Pharmaceuticals Inc
(d)
4,449 1,987
$ 5,752
Building Materials - 1 .34%
CRH PLC 9,336 981
Modine Manufacturing Co
(d)
3,636 788
Trane Technologies PLC 3,263 1,360
$ 3,129
Chemicals - 0 .99%
Linde PLC 4,658 2,309
Computers - 6 .98%
Apple Inc 55,890 14,185
Lumentum Holdings Inc
(d)
1,486 1,044
Western Digital Corp 4,155 1,124
$ 16,353
Cosmetics & Personal Care - 1 .16%
Haleon PLC ADR 116,740 1,169
Procter & Gamble Co/The 10,650 1,538
$ 2,707
Diversified Financial Services - 4 .57%
American Express Co 6,680 2,021
Ameriprise Financial Inc 4,147 1,843
Nasdaq Inc 23,148 1,965
Visa Inc 16,123 4,873
$ 10,702
Electric - 1 .32%
Constellation Energy Corp 5,250 1,466
NRG Energy Inc 11,111 1,624
$ 3,090
Electrical Components & Equipment - 0 .76%
Eaton Corp PLC 4,947 1,769
Electronics - 0 .29%
Amphenol Corp 5,351 676
Energy - Alternate Sources - 0 .24%
Enphase Energy Inc
(d)
15,155 573
Environmental Control - 1 .09%
Republic Services Inc 11,661 2,554
Food - 0 .48%
Sprouts Farmers Market Inc
(d)
14,691 1,133
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 1 .01%
Atmos Energy Corp 12,776 $ 2,360
Healthcare - Products - 1 .99%
Medtronic PLC 6,127 531
Stryker Corp 5,458 1,794
Thermo Fisher Scientific Inc 4,735 2,327
$ 4,652
Healthcare - Services - 0 .79%
HCA Healthcare Inc 3,935 1,862
Home Builders - 0 .50%
DR Horton Inc 8,479 1,164
Insurance - 2 .16%
Berkshire Hathaway Inc - Class B
(d)
4,414 2,115
Chubb Ltd 6,767 2,206
Progressive Corp/The 3,785 750
$ 5,071
Internet - 12 .88%
Alphabet Inc - A Shares 40,569 11,666
Amazon.com Inc
(d)
37,090 7,725
AppLovin Corp
(d)
1,087 433
Meta Platforms Inc 7,581 4,337
Netflix Inc
(d)
5,582 537
Palo Alto Networks Inc
(d)
12,456 1,997
Reddit Inc
(d)
5,013 675
Shopify Inc
(d)
6,485 769
Spotify Technology SA
(d)
1,842 893
Uber Technologies Inc
(d)
16,083 1,157
$ 30,189
Investment Companies - 0 .19%
Riot Platforms Inc
(d)
36,828 455
Lodging - 0 .54%
Hilton Worldwide Holdings Inc 4,141 1,259
Machinery - Construction & Mining - 1 .53%
BWX Technologies Inc 4,869 996
GE Vernova Inc 2,978 2,599
$ 3,595
Machinery - Diversified - 0 .64%
Deere & Co 2,645 1,490
Media - 0 .60%
Nexstar Media Group Inc 7,824 1,415
Mining - 0 .74%
Cameco Corp 5,345 581
Freeport-McMoRan Inc 12,885 757
MP Materials Corp
(d)
8,278 399
$ 1,737
Miscellaneous Manufacturers - 1 .28%
Parker-Hannifin Corp 3,361 3,009
Oil & Gas - 4 .25%
Expand Energy Corp 19,425 2,132
Exxon Mobil Corp 25,048 4,250
Marathon Petroleum Corp 14,634 3,573
$ 9,955
Pharmaceuticals - 5 .05%
AbbVie Inc 12,905 2,807
Eli Lilly & Co 3,156 2,903
McKesson Corp 3,880 3,357
Novartis AG ADR 18,112 2,767
$ 11,834
Pipelines - 0 .26%
Kinder Morgan Inc 18,494 620
REITs - 1 .80%
Regency Centers Corp 30,446 2,303
Terreno Realty Corp 22,797 1,400
Ventas Inc 6,195 507
$ 4,210

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 6 .40%
Casey's General Stores Inc 6,978 $ 5,079
Costco Wholesale Corp 3,119 3,108
Dick's Sporting Goods Inc 6,184 1,226
O'Reilly Automotive Inc
(d)
15,928 1,470
TJX Cos Inc/The 25,817 4,123
$ 15,006
Semiconductors - 13 .41%
Amkor Technology Inc 19,110 861
Broadcom Inc 18,077 5,595
KLA Corp 1,300 1,914
Lam Research Corp 8,658 1,850
Micron Technology Inc 2,561 865
NVIDIA Corp 93,963 16,387
Taiwan Semiconductor Manufacturing Co Ltd ADR 9,049 3,058
Teradyne Inc 2,969 880
$ 31,410
Software - 7 .18%
Cloudflare Inc
(d)
9,018 1,861
Datadog Inc
(d)
4,303 508
Fair Isaac Corp
(d)
444 474
Microsoft Corp 27,838 10,305
Palantir Technologies Inc
(d)
9,628 1,408
ServiceNow Inc
(d)
11,508 1,203
Twilio Inc
(d)
8,515 1,071
$ 16,830
Telecommunications - 2 .41%
Arista Networks Inc
(d)
8,807 1,081
Motorola Solutions Inc 3,634 1,577
T-Mobile US Inc 14,259 2,995
$ 5,653
Transportation - 0 .21%
CH Robinson Worldwide Inc 2,924 486
TOTAL COMMON STOCKS $ 228,994
Total Investments $ 235,489
Other Assets and Liabilities -  (0.50)% (1,179)
TOTAL NET ASSETS - 100.00% $ 234,310
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $681 or
0.29% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $698 or 0.30% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 2,115 $ 23,532 $ 19,833 $ 5,814
$ 2,115 $ 23,532 $ 19,833 $ 5,814
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 27 $ — $ — $ —
$ 27 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .24%
Blue Chip Fund
(a),(b)
79,422 $ 2,912
Core Fixed Income Fund
(a)
5,009,220 43,230
Diversified Real Asset Fund
(a)
69,853 941
Global Emerging Markets Fund
(a)
103,028 3,635
High Yield Fund
(a)
1,178,609 7,743
International Equity Fund
(a)
874,750 14,468
International Small Company Fund
(a)
57,425 704
LargeCap Growth Fund I
(a)
221,811 3,161
MidCap Fund
(a),(b)
27,447 1,047
Real Estate Securities Fund
(a)
80,934 2,305
SmallCap Fund
(a)
73,599 2,267
SmallCap S&P 600 Index Fund
(a)
10,421 265
Small-MidCap Dividend Income Fund
(a)
68,781 1,401
$ 84,079
Principal Funds, Inc. Institutional Class - 35 .76%
Equity Income Fund
(a)
95,070 3,947
Inflation Protection Fund
(a)
888,168 6,839
LargeCap S&P 500 Index Fund
(a)
454,672 14,077
LargeCap Value Fund III
(a)
208,091 3,604
Short-Term Income Fund
(a)
1,515,766 18,341
$ 46,808
TOTAL INVESTMENT COMPANIES $ 130,887
Total Investments $ 130,887
Other Assets and Liabilities -  0.00% 2
TOTAL NET ASSETS - 100.00% $ 130,889
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 3,770 $ 42 $ 445 $ 2,912
Core Fixed Income Fund 45,719 962 2,993 43,230
Diversified Real Asset Fund 566 360 45 941
Equity Income Fund 4,211 71 399 3,947
Global Emerging Markets Fund 3,061 817 278 3,635
High Yield Fund 8,213 234 536 7,743
Inflation Protection Fund 7,197 87 473 6,839
International Equity Fund 14,990 485 1,157 14,468
International Small Company Fund 735 47 58 704
LargeCap Growth Fund I 4,029 45 470 3,161
LargeCap S&P 500 Index Fund 16,271 192 1,735 14,077
LargeCap Value Fund III 3,917 54 366 3,604
MidCap Fund 1,244 48 109 1,047
Real Estate Securities Fund 2,195 203 152 2,305
Short-Term Income Fund 19,284 413 1,264 18,341
SmallCap Fund 2,473 44 227 2,267
SmallCap S&P 600 Index Fund 276 5 26 265
Small-MidCap Dividend Income Fund 1,424 64 140 1,401
$ 139,575 $ 4,173 $ 10,873 $ 130,887
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (31) $ — $ (424)
Core Fixed Income Fund 412 (234) — (224)
Diversified Real Asset Fund 3 — — 60
Equity Income Fund 17 19 — 45
Global Emerging Markets Fund — 1 — 34
High Yield Fund 136 (5) — (163)
Inflation Protection Fund — (3) — 31
International Equity Fund — 46 — 104
International Small Company Fund — (1) — (19)
LargeCap Growth Fund I — (21) — (422)
LargeCap S&P 500 Index Fund — (10) — (641)
LargeCap Value Fund III — 1 — (2)
MidCap Fund — (6) — (130)
Real Estate Securities Fund 12 (4) — 63
Short-Term Income Fund 182 — — (92)
SmallCap Fund — 2 — (25)
SmallCap S&P 600 Index Fund — — — 10
Small-MidCap Dividend Income Fund 5 5 — 48
$ 767 $ (241) $ — $ (1,747)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .75%
Blue Chip Fund
(a),(b)
280,835 $ 10,298
Core Fixed Income Fund
(a)
11,049,363 95,356
Diversified Real Asset Fund
(a)
176,693 2,380
Global Emerging Markets Fund
(a)
364,050 12,844
High Yield Fund
(a)
2,338,309 15,363
International Equity Fund
(a)
3,091,877 51,140
International Small Company Fund
(a)
202,982 2,488
LargeCap Growth Fund I
(a)
784,256 11,176
MidCap Fund
(a),(b)
97,291 3,713
Real Estate Securities Fund
(a)
205,404 5,850
SmallCap Fund
(a)
260,850 8,034
SmallCap S&P 600 Index Fund
(a)
36,118 918
Small-MidCap Dividend Income Fund
(a)
242,809 4,946
$ 224,506
Principal Funds, Inc. Institutional Class - 32 .25%
Equity Income Fund
(a)
336,035 13,952
Inflation Protection Fund
(a)
1,657,936 12,766
LargeCap S&P 500 Index Fund
(a)
1,607,294 49,762
LargeCap Value Fund III
(a)
735,483 12,739
Short-Term Income Fund
(a)
1,459,939 17,665
$ 106,884
TOTAL INVESTMENT COMPANIES $ 331,390
Total Investments $ 331,390
Other Assets and Liabilities -  0.00% (1)
TOTAL NET ASSETS - 100.00% $ 331,389
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 12,401 $ 641 $ 1,183 $ 10,298
Core Fixed Income Fund 94,407 5,953 3,996 95,356
Diversified Real Asset Fund 1,592 694 74 2,380
Equity Income Fund 13,852 842 938 13,952
Global Emerging Markets Fund 10,034 3,285 558 12,844
High Yield Fund 15,255 1,080 645 15,363
Inflation Protection Fund 12,574 676 533 12,766
International Equity Fund 49,257 3,840 2,401 51,140
International Small Company Fund 2,472 209 123 2,488
LargeCap Growth Fund I 13,252 681 1,244 11,176
LargeCap S&P 500 Index Fund 53,599 2,862 4,425 49,762
LargeCap Value Fund III 12,879 741 863 12,739
MidCap Fund 4,135 304 255 3,713
Real Estate Securities Fund 5,368 574 237 5,850
Short-Term Income Fund 17,388 1,102 737 17,665
SmallCap Fund 8,181 476 534 8,034
SmallCap S&P 600 Index Fund 893 53 60 918
Small-MidCap Dividend Income Fund 4,712 387 324 4,946
$ 332,251 $ 24,400 $ 19,130 $ 331,390
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (36) $ — $ (1,525)
Core Fixed Income Fund 882 — — (1,008)
Diversified Real Asset Fund 7 1 — 167
Equity Income Fund 59 8 — 188
Global Emerging Markets Fund — 1 — 82
High Yield Fund 262 — — (327)
Inflation Protection Fund — — — 49
International Equity Fund — 5 — 439
International Small Company Fund — — — (70)
LargeCap Growth Fund I — (23) — (1,490)
LargeCap S&P 500 Index Fund — (13) — (2,261)
LargeCap Value Fund III — 4 — (22)
MidCap Fund — — — (471)
Real Estate Securities Fund 32 3 — 142
Short-Term Income Fund 170 — — (88)
SmallCap Fund — 3 — (92)
SmallCap S&P 600 Index Fund — 1 — 31
Small-MidCap Dividend Income Fund 19 3 — 168
$ 1,431 $ (43) $ — $ (6,088)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .52%
Blue Chip Fund
(a),(b)
274,627 $ 10,071
Core Fixed Income Fund
(a)
5,308,401 45,811
Global Emerging Markets Fund
(a)
355,893 12,556
High Yield Fund
(a)
1,190,053 7,819
International Equity Fund
(a)
3,023,118 50,002
International Small Company Fund
(a)
198,479 2,433
LargeCap Growth Fund I
(a)
766,924 10,929
MidCap Fund
(a),(b)
95,365 3,639
Real Estate Securities Fund
(a)
206,140 5,871
SmallCap Fund
(a)
255,456 7,868
SmallCap S&P 600 Index Fund
(a)
34,764 884
Small-MidCap Dividend Income Fund
(a)
236,828 4,824
$ 162,707
Principal Funds, Inc. Institutional Class - 31 .48%
Equity Income Fund
(a)
328,587 13,643
LargeCap S&P 500 Index Fund
(a)
1,571,690 48,660
LargeCap Value Fund III
(a)
719,168 12,456
$ 74,759
TOTAL INVESTMENT COMPANIES $ 237,466
Total Investments $ 237,466
Other Assets and Liabilities -  0.00% (1)
TOTAL NET ASSETS - 100.00% $ 237,465
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 11,614 $ 833 $ 875 $ 10,071
Core Fixed Income Fund 43,426 3,712 847 45,811
Equity Income Fund 12,977 1,072 583 13,643
Global Emerging Markets Fund 9,358 3,415 274 12,556
High Yield Fund 7,434 694 144 7,819
International Equity Fund 46,046 4,745 1,171 50,002
International Small Company Fund 2,359 203 62 2,433
LargeCap Growth Fund I 12,413 890 921 10,929
LargeCap S&P 500 Index Fund 50,165 3,749 3,043 48,660
LargeCap Value Fund III 12,065 952 536 12,456
MidCap Fund 3,908 342 157 3,639
Real Estate Securities Fund 4,595 1,257 94 5,871
SmallCap Fund 7,694 593 329 7,868
SmallCap S&P 600 Index Fund 826 65 36 884
Small-MidCap Dividend Income Fund 4,430 435 199 4,824
$ 229,310 $ 22,957 $ 9,271 $ 237,466
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (30) $ — $ (1,471)
Core Fixed Income Fund 415 — — (480)
Equity Income Fund 57 2 — 175
Global Emerging Markets Fund — 1 — 56
High Yield Fund 131 — — (165)
International Equity Fund — (2) — 384
International Small Company Fund — — — (67)
LargeCap Growth Fund I — (15) — (1,438)
LargeCap S&P 500 Index Fund — (1) — (2,210)
LargeCap Value Fund III — — — (25)
MidCap Fund — — — (454)
Real Estate Securities Fund 29 — — 113
SmallCap Fund — 2 — (92)
SmallCap S&P 600 Index Fund — — — 29
Small-MidCap Dividend Income Fund 19 2 — 156
$ 651 $ (41) $ — $ (5,489)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .31%
Blue Chip Fund
(a),(b)
143,120 $ 5,248
Core Fixed Income Fund
(a)
490,762 4,235
Global Emerging Markets Fund
(a)
185,909 6,559
High Yield Fund
(a)
183,989 1,209
International Equity Fund
(a)
1,577,020 26,084
International Small Company Fund
(a)
103,500 1,269
LargeCap Growth Fund I
(a)
399,700 5,696
MidCap Fund
(a),(b)
49,634 1,894
Real Estate Securities Fund
(a)
87,625 2,495
SmallCap Fund
(a)
133,282 4,105
SmallCap S&P 600 Index Fund
(a)
18,010 458
Small-MidCap Dividend Income Fund
(a)
123,644 2,519
$ 61,771
Principal Funds, Inc. Institutional Class - 38 .69%
Equity Income Fund
(a)
171,367 7,115
LargeCap S&P 500 Index Fund
(a)
819,555 25,374
LargeCap Value Fund III
(a)
375,077 6,496
$ 38,985
TOTAL INVESTMENT COMPANIES $ 100,756
Total Investments $ 100,756
Other Assets and Liabilities -  0.00% —
TOTAL NET ASSETS - 100.00% $ 100,756
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 6,249 $ 378 $ 594 $ 5,248
Core Fixed Income Fund 4,131 312 165 4,235
Equity Income Fund 6,976 499 463 7,115
Global Emerging Markets Fund 5,022 1,769 274 6,559
High Yield Fund 1,183 98 47 1,209
International Equity Fund 24,714 2,290 1,154 26,084
International Small Company Fund 1,266 95 60 1,269
LargeCap Growth Fund I 6,674 406 623 5,696
LargeCap S&P 500 Index Fund 26,861 1,732 2,080 25,374
LargeCap Value Fund III 6,488 430 420 6,496
MidCap Fund 2,095 158 124 1,894
Real Estate Securities Fund 1,932 598 83 2,495
SmallCap Fund 4,127 278 260 4,105
SmallCap S&P 600 Index Fund 440 30 28 458
Small-MidCap Dividend Income Fund 2,382 207 160 2,519
$ 100,540 $ 9,280 $ 6,535 $ 100,756
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (16) $ — $ (769)
Core Fixed Income Fund 39 — — (43)
Equity Income Fund 30 6 — 97
Global Emerging Markets Fund — 1 — 41
High Yield Fund 20 — — (25)
International Equity Fund — 3 — 231
International Small Company Fund — — — (32)
LargeCap Growth Fund I — (2) — (759)
LargeCap S&P 500 Index Fund — (3) — (1,136)
LargeCap Value Fund III — — — (2)
MidCap Fund — — — (235)
Real Estate Securities Fund 12 — — 48
SmallCap Fund — 2 — (42)
SmallCap S&P 600 Index Fund — — — 16
Small-MidCap Dividend Income Fund 10 4 — 86
$ 111 $ (5) $ — $ (2,524)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .33%
Blue Chip Fund
(a),(b)
63,031 $ 2,311
Core Fixed Income Fund
(a)
117,765 1,016
Global Emerging Markets Fund
(a)
81,211 2,865
High Yield Fund
(a)
50,342 331
International Equity Fund
(a)
692,300 11,451
International Small Company Fund
(a)
45,492 558
LargeCap Growth Fund I
(a)
176,008 2,508
MidCap Fund
(a),(b)
21,912 836
Real Estate Securities Fund
(a)
37,628 1,072
SmallCap Fund
(a)
58,848 1,812
SmallCap S&P 600 Index Fund
(a)
7,617 194
Small-MidCap Dividend Income Fund
(a)
54,182 1,104
$ 26,058
Principal Funds, Inc. Institutional Class - 39 .67%
Equity Income Fund
(a)
75,308 3,127
LargeCap S&P 500 Index Fund
(a)
360,319 11,155
LargeCap Value Fund III
(a)
164,813 2,855
$ 17,137
TOTAL INVESTMENT COMPANIES $ 43,195
Total Investments $ 43,195
Other Assets and Liabilities -  0.00% —
TOTAL NET ASSETS - 100.00% $ 43,195
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 2,586 $ 288 $ 227 $ 2,311
Core Fixed Income Fund 929 122 23 1,016
Equity Income Fund 2,884 372 164 3,127
Global Emerging Markets Fund 2,050 893 81 2,865
High Yield Fund 303 42 6 331
International Equity Fund 10,137 1,576 327 11,451
International Small Company Fund 543 67 36 558
LargeCap Growth Fund I 2,759 308 235 2,508
LargeCap S&P 500 Index Fund 11,002 1,309 652 11,155
LargeCap Value Fund III 2,683 330 149 2,855
MidCap Fund 879 102 42 836
Real Estate Securities Fund 786 290 22 1,072
SmallCap Fund 1,716 214 94 1,812
SmallCap S&P 600 Index Fund 175 22 9 194
Small-MidCap Dividend Income Fund 991 134 53 1,104
$ 40,423 $ 6,069 $ 2,120 $ 43,195
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (336)
Core Fixed Income Fund 9 — — (12)
Equity Income Fund 13 — — 35
Global Emerging Markets Fund — — — 3
High Yield Fund 6 — — (8)
International Equity Fund — — — 65
International Small Company Fund — — — (16)
LargeCap Growth Fund I — — — (324)
LargeCap S&P 500 Index Fund — — — (504)
LargeCap Value Fund III — — — (9)
MidCap Fund — — — (103)
Real Estate Securities Fund 5 — — 18
SmallCap Fund — — — (24)
SmallCap S&P 600 Index Fund — — — 6
Small-MidCap Dividend Income Fund 4 — — 32
$ 37 $ — $ — $ (1,177)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .23%
Blue Chip Fund
(a),(b)
31,414 $ 1,152
Core Fixed Income Fund
(a)
2,440,741 21,064
Diversified Real Asset Fund
(a)
32,094 432
Global Emerging Markets Fund
(a)
40,756 1,438
High Yield Fund
(a)
595,904 3,915
International Equity Fund
(a)
346,005 5,723
International Small Company Fund
(a)
22,694 278
LargeCap Growth Fund I
(a)
87,720 1,250
MidCap Fund
(a),(b)
10,857 414
Real Estate Securities Fund
(a)
37,334 1,063
SmallCap Fund
(a)
29,154 898
SmallCap S&P 600 Index Fund
(a)
4,051 103
Small-MidCap Dividend Income Fund
(a)
27,196 554
$ 38,284
Principal Funds, Inc. Institutional Class - 36 .77%
Equity Income Fund
(a)
37,600 1,561
Inflation Protection Fund
(a)
449,351 3,460
LargeCap S&P 500 Index Fund
(a)
179,866 5,569
LargeCap Value Fund III
(a)
82,313 1,426
Short-Term Income Fund
(a)
846,535 10,243
$ 22,259
TOTAL INVESTMENT COMPANIES $ 60,543
Total Investments $ 60,543
Other Assets and Liabilities -  0.00% 2
TOTAL NET ASSETS - 100.00% $ 60,545
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 1,263 $ 211 $ 147 $ 1,152
Core Fixed Income Fund 18,856 3,459 1,033 21,064
Diversified Real Asset Fund 231 189 14 432
Equity Income Fund 1,410 256 125 1,561
Global Emerging Markets Fund 1,022 491 80 1,438
High Yield Fund 3,516 674 193 3,915
Inflation Protection Fund 3,081 535 169 3,460
International Equity Fund 5,013 1,009 339 5,723
International Small Company Fund 248 56 18 278
LargeCap Growth Fund I 1,349 225 157 1,250
LargeCap S&P 500 Index Fund 5,438 939 551 5,569
LargeCap Value Fund III 1,312 231 114 1,426
MidCap Fund 418 83 35 414
Real Estate Securities Fund 877 212 51 1,063
Short-Term Income Fund 9,116 1,676 499 10,243
SmallCap Fund 832 149 71 898
SmallCap S&P 600 Index Fund 92 16 8 103
Small-MidCap Dividend Income Fund 478 103 44 554
$ 54,552 $ 10,514 $ 3,648 $ 60,543
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (7) $ — $ (168)
Core Fixed Income Fund 190 — — (218)
Diversified Real Asset Fund 1 — — 26
Equity Income Fund 7 1 — 19
Global Emerging Markets Fund — — — 5
High Yield Fund 65 — — (82)
Inflation Protection Fund — — — 13
International Equity Fund — 1 — 39
International Small Company Fund — — — (8)
LargeCap Growth Fund I — (4) — (163)
LargeCap S&P 500 Index Fund — (1) — (256)
LargeCap Value Fund III — 1 — (4)
MidCap Fund — (1) — (51)
Real Estate Securities Fund 6 — — 25
Short-Term Income Fund 96 — — (50)
SmallCap Fund — — — (12)
SmallCap S&P 600 Index Fund — — — 3
Small-MidCap Dividend Income Fund 2 1 — 16
$ 367 $ (9) $ — $ (866)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .79 % Shares Held Value (000's)
Money Market Funds - 0 .79%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
2,072,810 $ 2,073
TOTAL INVESTMENT COMPANIES $ 2,073
COMMON STOCKS - 98 .81 % Shares Held Value (000's)
Lodging - 1 .62%
Hilton Worldwide Holdings Inc 9,283 $ 2,823
Hyatt Hotels Corp 9,800 1,409
$ 4,232
Real Estate - 0 .53%
Jones Lang LaSalle Inc
(c)
4,541 1,382
REITs - 96 .66%
Agree Realty Corp 53,207 4,011
American Healthcare REIT Inc 84,488 3,984
American Homes 4 Rent 250,453 6,993
American Tower Corp 121,761 21,013
AvalonBay Communities Inc 67,261 10,987
Brixmor Property Group Inc 70,971 2,044
Cousins Properties Inc 161,218 3,639
Crown Castle Inc 75,954 6,176
Digital Realty Trust Inc 52,881 9,530
EastGroup Properties Inc 30,471 5,640
Equinix Inc 27,567 27,022
Equity LifeStyle Properties Inc 57,820 3,609
Essex Property Trust Inc 23,025 5,572
Extra Space Storage Inc 89,548 11,742
Gaming and Leisure Properties Inc 101,623 4,509
Healthpeak Properties Inc 277,734 4,563
Hudson Pacific Properties Inc
(c)
43,985 260
InvenTrust Properties Corp 122,650 3,736
Invitation Homes Inc 184,832 4,593
Iron Mountain Inc 68,825 7,030
Kilroy Realty Corp 69,334 1,956
National Health Investors Inc 34,439 2,785
NETSTREIT Corp 183,911 3,463
Prologis Inc 120,526 15,931
Regency Centers Corp 140,364 10,620
Rexford Industrial Realty Inc 151,782 4,968
Ryman Hospitality Properties Inc 25,524 2,355
Sabra Health Care REIT Inc 336,845 6,477
Saul Centers Inc 5,334 174
Simon Property Group Inc 33,823 6,309
Smartstop Self Storage REIT Inc 48,074 1,456
Terreno Realty Corp 41,274 2,535
Ventas Inc 224,414 18,352
Vornado Realty Trust 88,607 2,303
Welltower Inc 125,561 24,825
Weyerhaeuser Co 76,417 1,867
$ 253,029
TOTAL COMMON STOCKS $ 258,643
Total Investments $ 260,716
Other Assets and Liabilities -  0.40% 1,042
TOTAL NET ASSETS - 100.00% $ 261,758
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,413 $ 15,942 $ 15,282 $ 2,073
$ 1,413 $ 15,942 $ 15,282 $ 2,073
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Money Market Funds - 2 .18%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
11,687,605 $ 11,688
Principal Exchange-Traded Funds - 21 .51%
Principal International Equity ETF
(a)
1,013,853 34,430
Principal U.S. Mega-Cap ETF
(a)
893,807 57,483
Principal U.S. Small-Cap ETF
(a)
365,600 20,958
Principal Value ETF
(a)
52,000 2,677
$ 115,548
Principal Funds, Inc. Class R-6 - 33 .52%
Blue Chip Fund
(a),(c)
207,042 7,592
Core Fixed Income Fund
(a)
7,690,749 66,371
Diversified Real Asset Fund
(a)
589,147 7,936
Global Emerging Markets Fund
(a)
864,748 30,508
Global Macro Fund
(a)
577,436 6,144
High Yield Fund
(a)
3,005,096 19,744
International Equity Index Fund
(a)
1,394,683 19,623
International Small Company Fund
(a)
191,296 2,345
LargeCap Growth Fund I
(a)
311,952 4,445
Small-MidCap Dividend Income Fund
(a)
252,978 5,153
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,113,272 10,187
$ 180,048
Principal Funds, Inc. Institutional Class - 32 .17%
Bond Market Index Fund
(a)
2,939,565 25,104
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,744,145 16,482
Global Listed Infrastructure Fund
(a)
206,967 2,655
Inflation Protection Fund
(a)
360,297 2,774
LargeCap S&P 500 Index Fund
(a)
748,901 23,186
LargeCap Value Fund III
(a)
1,083,412 18,765
Overseas Fund
(a)
2,163,788 25,360
Principal Capital Appreciation Fund
(a)
541,148 44,785
Short-Term Income Fund
(a)
1,131,556 13,692
$ 172,803
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .61%
Equity Income Account
(a)
1,217,524 39,423
Government & High Quality Bond Account
(a)
780,561 6,705
Real Estate Securities Account
(a)
600,254 10,841
$ 56,969
TOTAL INVESTMENT COMPANIES $ 537,056
Total Investments $ 537,056
Other Assets and Liabilities -  0.01% 76
TOTAL NET ASSETS - 100.00% $ 537,132
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Balanced Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 9,629 $ 60 $ 915 $ 7,592
Bond Market Index Fund 25,019 962 891 25,104
Core Fixed Income Fund 67,230 1,307 1,464 66,371
Diversified Real Asset Fund 8,055 60 991 7,936
Equity Income Account 32,293 6,859 244 39,423
Finisterre Emerging Markets Total Return Bond Fund 12,731 4,352 193 16,482
Global Emerging Markets Fund 24,848 5,431 257 30,508
Global Listed Infrastructure Fund 2,716 — 326 2,655
Global Macro Fund 5,786 — — 6,144
Government & High Quality Bond Account 6,098 672 74 6,705
High Yield Fund 24,078 423 4,336 19,744
Inflation Protection Fund 13,899 20 11,297 2,774
International Equity Index Fund 32,697 6 14,077 19,623
International Small Company Fund 4,866 16 2,596 2,345
LargeCap Growth Fund I 8,381 47 3,270 4,445
LargeCap S&P 500 Index Fund 11,444 13,224 469 23,186
LargeCap Value Fund III 19,995 20 1,272 18,765
MidCap Account 2,397 6 2,310 —
Overseas Fund 29,661 32 4,573 25,360
Principal Capital Appreciation Fund 48,012 364 1,799 44,785
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 11,098 1,963 1,373 11,688
Principal International Equity ETF 33,417 — — 34,430
Principal U.S. Mega-Cap ETF 69,463 — 8,099 57,483
Principal U.S. Small-Cap ETF 20,471 636 — 20,958
Principal Value ETF — 2,722 — 2,677
Real Estate Securities Account 3,159 7,936 75 10,841
Short-Term Income Fund 14,364 228 832 13,692
Small-MidCap Dividend Income Fund 8,466 32 3,830 5,153
Spectrum Preferred and Capital Securities Income Fund 11,119 232 928 10,187
$ 561,392 $ 47,610 $ 66,491 $ 537,056
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (78) $ — $ (1,104)
Bond Market Index Fund — (14) — 28
Core Fixed Income Fund 615 (138) — (564)
Diversified Real Asset Fund 31 163 — 649
Equity Income Account — (12) — 527
Finisterre Emerging Markets Total Return Bond Fund 264 (16) — (392)
Global Emerging Markets Fund — (7) — 493
Global Listed Infrastructure Fund — 33 — 232
Global Macro Fund — — — 358
Government & High Quality Bond Account — (2) — 11
High Yield Fund 362 28 — (449)
Inflation Protection Fund — (437) — 589
International Equity Index Fund — 611 — 386
International Small Company Fund — 655 — (596)
LargeCap Growth Fund I — 96 — (809)
LargeCap S&P 500 Index Fund — 20 — (1,033)
LargeCap Value Fund III — (32) — 54
MidCap Account — 297 — (390)
Overseas Fund — 63 — 177
Principal Capital Appreciation Fund — (2) — (1,790)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 102 — — —
Principal International Equity ETF — — — 1,013
Principal U.S. Mega-Cap ETF — 4,081 — (7,962)
Principal U.S. Small-Cap ETF — — — (149)
Principal Value ETF — — — (45)
Real Estate Securities Account — (3) — (176)
Short-Term Income Fund 136 3 — (71)
Small-MidCap Dividend Income Fund 20 486 — (1)
Spectrum Preferred and Capital Securities Income Fund 145 (3) — (233)
$ 1,675 $ 5,792 $ — $ (11,247)
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; June 2026 Long 3 $ 223 $ (2)
Canada 10 Year Bond; June 2026 Long 4 345 (7)
Euro Bond 10 Year Bond; June 2026 Long 6 870 (17)
Euro-BTP; June 2026 Long 12 1,613 (50)
Euro-Oat; June 2026 Long 9 1,235 (29)
Japan 10 Year Bond TSE; June 2026 Long 3 2,463 (29)
UK 10 Year Gilt; June 2026 Long 8 929 (54)
Total $ (188)
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .92 % Shares Held Value (000's)
Money Market Funds - 4 .83%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
7,338,637 $ 7,339
Principal Exchange-Traded Funds - 14 .24%
Principal International Equity ETF
(a)
177,241 6,019
Principal U.S. Mega-Cap ETF
(a)
185,030 11,900
Principal U.S. Small-Cap ETF
(a)
65,200 3,737
$ 21,656
Principal Funds, Inc. Class R-6 - 39 .88%
Blue Chip Fund
(a),(c)
46,690 1,712
Core Fixed Income Fund
(a)
3,767,959 32,518
Diversified Real Asset Fund
(a)
122,812 1,654
Global Emerging Markets Fund
(a)
158,346 5,587
Global Macro Fund
(a)
163,406 1,739
High Yield Fund
(a)
1,058,494 6,954
International Equity Index Fund
(a)
295,582 4,159
LargeCap Growth Fund I
(a)
60,030 855
Small-MidCap Dividend Income Fund
(a)
72,257 1,472
Spectrum Preferred and Capital Securities Income
Fund
(a)
437,097 3,999
$ 60,649
Principal Funds, Inc. Institutional Class - 32 .63%
Bond Market Index Fund
(a)
1,177,059 10,052
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,119,839 10,583
Global Listed Infrastructure Fund
(a)
55,765 715
Inflation Protection Fund
(a)
615,794 4,742
LargeCap S&P 500 Index Fund
(a)
158,849 4,918
LargeCap Value Fund III
(a)
82,433 1,428
Overseas Fund
(a)
336,128 3,939
Principal Capital Appreciation Fund
(a)
90,909 7,524
Short-Term Income Fund
(a)
473,418 5,728
$ 49,629
Principal Variable Contracts Funds, Inc.  Class 1 - 8 .34%
Equity Income Account
(a)
227,054 7,352
Government & High Quality Bond Account
(a)
419,227 3,601
Real Estate Securities Account
(a)
96,264 1,738
$ 12,691
TOTAL INVESTMENT COMPANIES $ 151,964
Total Investments $ 151,964
Other Assets and Liabilities -  0.08% 128
TOTAL NET ASSETS - 100.00% $ 152,092
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 2,147 $ 178 $ 355 $ 1,712
Bond Market Index Fund 10,013 441 410 10,052
Core Fixed Income Fund 36,292 546 4,004 32,518
Diversified Real Asset Fund 1,852 16 399 1,654
Equity Income Account 7,988 563 1,366 7,352
Finisterre Emerging Markets Total Return Bond Fund 8,849 2,101 120 10,583
Global Emerging Markets Fund 4,630 1,617 740 5,587
Global Listed Infrastructure Fund 746 — 103 715
Global Macro Fund 1,637 — — 1,739
Government & High Quality Bond Account 3,486 386 278 3,601
High Yield Fund 8,904 390 2,188 6,954
Inflation Protection Fund 6,186 38 1,517 4,742
International Equity Index Fund 5,834 9 1,828 4,159
International Small Company Fund 900 1 949 —
LargeCap Growth Fund I 1,175 93 289 855
LargeCap S&P 500 Index Fund 2,308 3,001 170 4,918
LargeCap Value Fund III 1,626 93 295 1,428
MidCap Account 583 19 580 —
Overseas Fund 5,330 208 1,680 3,939
Principal Capital Appreciation Fund 7,641 938 770 7,524
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 7,993 1,030 1,684 7,339
Principal International Equity ETF 5,842 — — 6,019
Principal U.S. Mega-Cap ETF 13,487 — 802 11,900
Principal U.S. Small-Cap ETF 3,302 462 — 3,737
Real Estate Securities Account 1,058 682 15 1,738
Short-Term Income Fund 5,847 703 794 5,728
Small-MidCap Dividend Income Fund 1,741 15 365 1,472
Spectrum Preferred and Capital Securities Income Fund 3,998 597 508 3,999
$ 161,395 $ 14,127 $ 22,209 $ 151,964
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (28) $ — $ (230)
Bond Market Index Fund — (7) — 15
Core Fixed Income Fund 320 (346) — 30
Diversified Real Asset Fund 6 68 — 117
Equity Income Account — 484 — (317)
Finisterre Emerging Markets Total Return Bond Fund 163 (10) — (237)
Global Emerging Markets Fund — (22) — 102
Global Listed Infrastructure Fund — 10 — 62
Global Macro Fund — — — 102
Government & High Quality Bond Account — (4) — 11
High Yield Fund 133 5 — (157)
Inflation Protection Fund — (177) — 212
International Equity Index Fund — 71 — 73
International Small Company Fund — 259 — (211)
LargeCap Growth Fund I — (5) — (119)
LargeCap S&P 500 Index Fund — (2) — (219)
LargeCap Value Fund III — 2 — 2
MidCap Account — (80) — 58
Overseas Fund — 22 — 59
Principal Capital Appreciation Fund — (10) — (275)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 69 — — —
Principal International Equity ETF — — — 177
Principal U.S. Mega-Cap ETF — 210 — (995)
Principal U.S. Small-Cap ETF — — — (27)
Real Estate Securities Account — (1) — 14
Short-Term Income Fund 55 2 — (30)
Small-MidCap Dividend Income Fund 6 85 — (4)
Spectrum Preferred and Capital Securities Income Fund 53 2 — (90)
$ 805 $ 528 $ — $ (1,877)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; June 2026 Long 3 $ 223 $ (2)
Canada 10 Year Bond; June 2026 Long 3 259 (5)
Euro Bond 10 Year Bond; June 2026 Long 4 580 (11)
Euro-BTP; June 2026 Long 9 1,210 (37)

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-Oat; June 2026 Long 7 $ 960 $ (23)
Japan 10 Year Bond TSE; June 2026 Long 3 2,463 (29)
UK 10 Year Gilt; June 2026 Long 6 697 (41)
Total $ (148)
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .84%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
3,448,797 $ 3,449
Principal Exchange-Traded Funds - 27 .19%
Principal International Equity ETF
(a)
928,356 31,527
Principal U.S. Mega-Cap ETF
(a)
892,311 57,387
Principal U.S. Small-Cap ETF
(a)
368,400 21,118
Principal Value ETF
(a)
41,000 2,111
$ 112,143
Principal Funds, Inc. Class R-6 - 26 .83%
Blue Chip Fund
(a),(c)
214,872 7,879
Core Fixed Income Fund
(a)
2,567,739 22,160
Diversified Real Asset Fund
(a)
498,862 6,720
Global Emerging Markets Fund
(a)
904,977 31,928
Global Macro Fund
(a)
321,800 3,424
High Yield Fund
(a)
1,183,783 7,777
International Equity Index Fund
(a)
1,288,626 18,131
International Small Company Fund
(a)
187,747 2,302
LargeCap Growth Fund I
(a)
235,938 3,362
Small-MidCap Dividend Income Fund
(a)
194,922 3,970
Spectrum Preferred and Capital Securities Income
Fund
(a)
328,935 3,010
$ 110,663
Principal Funds, Inc. Institutional Class - 35 .05%
Bond Market Index Fund
(a)
1,262,024 10,778
Finisterre Emerging Markets Total Return Bond
Fund
(a)
809,428 7,649
Global Listed Infrastructure Fund
(a)
340,285 4,366
Inflation Protection Fund
(a)
367,990 2,833
LargeCap S&P 500 Index Fund
(a)
671,704 20,796
LargeCap Value Fund III
(a)
1,302,598 22,561
Overseas Fund
(a)
2,372,336 27,804
Principal Capital Appreciation Fund
(a)
576,867 47,741
$ 144,528
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .12%
Equity Income Account
(a)
964,957 31,245
Government & High Quality Bond Account
(a)
250,714 2,154
Real Estate Securities Account
(a)
460,683 8,320
$ 41,719
TOTAL INVESTMENT COMPANIES $ 412,502
Total Investments $ 412,502
Other Assets and Liabilities -  (0.03)% (117)
TOTAL NET ASSETS - 100.00% $ 412,385
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 9,420 $ 147 $ 504 $ 7,879
Bond Market Index Fund 14,457 25 3,784 10,778
Core Fixed Income Fund 23,420 282 1,311 22,160
Diversified Real Asset Fund 6,554 55 553 6,720
Equity Income Account 28,887 2,962 1,170 31,245
Finisterre Emerging Markets Total Return Bond Fund 4,164 3,716 42 7,649
Global Emerging Markets Fund 24,122 7,774 270 31,928
Global Listed Infrastructure Fund 4,136 — 171 4,366
Global Macro Fund 3,224 — — 3,424
Government & High Quality Bond Account 1,747 438 30 2,154
High Yield Fund 7,564 501 124 7,777
Inflation Protection Fund 5,918 12 3,148 2,833
International Equity Index Fund 30,329 6 13,144 18,131
International Small Company Fund 5,725 26 3,563 2,302
LargeCap Growth Fund I 12,497 51 8,476 3,362
LargeCap S&P 500 Index Fund 9,030 12,926 229 20,796
LargeCap Value Fund III 23,390 25 858 22,561
MidCap Account 1,942 6 1,873 —
Overseas Fund 30,928 59 3,370 27,804
Principal Capital Appreciation Fund 50,147 367 868 47,741
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 3,982 4,090 4,623 3,449
Principal International Equity ETF 30,599 — — 31,527
Principal U.S. Mega-Cap ETF 61,079 — — 57,387
Principal U.S. Small-Cap ETF 19,882 1,388 — 21,118
Principal Value ETF — 2,146 — 2,111
Real Estate Securities Account 4,419 3,979 82 8,320
Small-MidCap Dividend Income Fund 6,474 23 2,897 3,970
Spectrum Preferred and Capital Securities Income Fund 3,244 91 256 3,010
$ 427,280 $ 41,095 $ 51,346 $ 412,502
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (41) $ — $ (1,143)
Bond Market Index Fund — (3) — 83
Core Fixed Income Fund 213 (122) — (109)
Diversified Real Asset Fund 26 87 — 577
Equity Income Account — 28 — 538
Finisterre Emerging Markets Total Return Bond Fund 103 (2) — (187)
Global Emerging Markets Fund — (3) — 305
Global Listed Infrastructure Fund — 16 — 385
Global Macro Fund — — — 200
Government & High Quality Bond Account — — — (1)
High Yield Fund 129 (1) — (163)
Inflation Protection Fund — (113) — 164
International Equity Index Fund — 562 — 378
International Small Company Fund — 873 — (759)
LargeCap Growth Fund I — 62 — (772)
LargeCap S&P 500 Index Fund — (5) — (926)
LargeCap Value Fund III — (40) — 44
MidCap Account — 271 — (346)
Overseas Fund — 50 — 137
Principal Capital Appreciation Fund — (13) — (1,892)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 31 — — —
Principal International Equity ETF — — — 928
Principal U.S. Mega-Cap ETF — — — (3,692)
Principal U.S. Small-Cap ETF — — — (152)
Principal Value ETF — — — (35)
Real Estate Securities Account — (2) — 6
Small-MidCap Dividend Income Fund 15 313 — 57
Spectrum Preferred and Capital Securities Income Fund 42 (3) — (66)
$ 559 $ 1,914 $ — $ (6,441)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .87 % Shares Held Value (000's)
Money Market Funds - 6 .77%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
7,575,813 $ 7,576
Principal Exchange-Traded Funds - 12 .29%
Principal Active High Yield ETF
(a)
121,116 2,296
Principal International Equity ETF
(a)
120,630 4,097
Principal U.S. Mega-Cap ETF
(a)
89,407 5,750
Principal U.S. Small-Cap ETF
(a)
28,000 1,605
$ 13,748
Principal Funds, Inc. Class R-6 - 42 .96%
Core Fixed Income Fund
(a)
3,914,979 33,786
Diversified Real Asset Fund
(a)
63,559 856
Global Emerging Markets Fund
(a)
66,123 2,333
Global Macro Fund
(a)
133,332 1,419
High Yield Fund
(a)
568,189 3,733
International Equity Index Fund
(a)
144,543 2,034
LargeCap Growth Fund I
(a)
27,823 397
Small-MidCap Dividend Income Fund
(a)
25,481 519
Spectrum Preferred and Capital Securities Income
Fund
(a)
327,364 2,995
$ 48,072
Principal Funds, Inc. Institutional Class - 30 .29%
Bond Market Index Fund
(a)
807,860 6,899
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,129,321 10,672
Inflation Protection Fund
(a)
606,823 4,672
LargeCap S&P 500 Index Fund
(a)
35,645 1,104
LargeCap Value Fund III
(a)
103,866 1,799
Overseas Fund
(a)
76,827 900
Principal Capital Appreciation Fund
(a)
32,793 2,714
Short-Term Income Fund
(a)
423,777 5,128
$ 33,888
Principal Variable Contracts Funds, Inc.  Class 1 - 7 .56%
Equity Income Account
(a)
115,312 3,734
Government & High Quality Bond Account
(a)
483,757 4,155
Real Estate Securities Account
(a)
31,604 571
$ 8,460
TOTAL INVESTMENT COMPANIES $ 111,744
Total Investments $ 111,744
Other Assets and Liabilities -  0.13% 147
TOTAL NET ASSETS - 100.00% $ 111,891
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 7,286 $ 131 $ 528 $ 6,899
Core Fixed Income Fund 34,022 1,246 1,116 33,786
Diversified Real Asset Fund 860 13 104 856
Equity Income Account 4,138 31 525 3,734
Finisterre Emerging Markets Total Return Bond Fund 8,637 2,462 183 10,672
Global Emerging Markets Fund 880 1,591 43 2,333
Global Macro Fund 1,336 — — 1,419
Government & High Quality Bond Account 5,096 31 1,003 4,155
High Yield Fund 4,712 77 974 3,733
Inflation Protection Fund 5,854 22 1,235 4,672
International Equity Index Fund 2,655 5 680 2,034
LargeCap Growth Fund I 401 63 18 397
LargeCap S&P 500 Index Fund 615 570 32 1,104
LargeCap Value Fund III 1,920 65 186 1,799
MidCap Account 534 4 519 —
Overseas Fund 1,057 10 174 900
Principal Active High Yield ETF 2,302 — — 2,296
Principal Capital Appreciation Fund 2,799 191 166 2,714
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 7,824 786 1,034 7,576
Principal International Equity ETF 3,976 — — 4,097
Principal U.S. Mega-Cap ETF 6,804 — 669 5,750
Principal U.S. Small-Cap ETF 1,559 58 — 1,605
Real Estate Securities Account 584 24 58 571
Short-Term Income Fund 5,360 196 402 5,128
Small-MidCap Dividend Income Fund 1,469 10 1,064 519
Spectrum Preferred and Capital Securities Income Fund 3,069 165 170 2,995
$ 115,749 $ 7,751 $ 10,883 $ 111,744
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ — $ 3 $ — $ 7
Core Fixed Income Fund 313 (104) — (262)
Diversified Real Asset Fund 3 19 — 68
Equity Income Account — 59 — 31
Finisterre Emerging Markets Total Return Bond Fund 156 (3) — (241)
Global Emerging Markets Fund — (3) — (92)
Global Macro Fund — — — 83
Government & High Quality Bond Account — (4) — 35
High Yield Fund 71 (3) — (79)
Inflation Protection Fund — (148) — 179
International Equity Index Fund — 18 — 36
LargeCap Growth Fund I — (1) — (48)
LargeCap S&P 500 Index Fund — 1 — (50)
LargeCap Value Fund III — (11) — 11
MidCap Account — (75) — 56
Overseas Fund — 14 — (7)
Principal Active High Yield ETF 28 — — (6)
Principal Capital Appreciation Fund — (3) — (107)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 70 — — —
Principal International Equity ETF — — — 121
Principal U.S. Mega-Cap ETF — 418 — (803)
Principal U.S. Small-Cap ETF — — — (12)
Real Estate Securities Account — 1 — 20
Short-Term Income Fund 51 1 — (27)
Small-MidCap Dividend Income Fund 2 238 — (134)
Spectrum Preferred and Capital Securities Income Fund 41 — — (69)
$ 735 $ 417 $ — $ (1,290)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; June 2026 Long 3 $ 223 $ (2)
Canada 10 Year Bond; June 2026 Long 3 259 (5)
Euro Bond 10 Year Bond; June 2026 Long 5 725 (14)
Euro-BTP; June 2026 Long 10 1,344 (42)
Euro-Oat; June 2026 Long 7 960 (23)
Japan 10 Year Bond TSE; June 2026 Long 3 2,463 (29)

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
UK 10 Year Gilt; June 2026 Long 7 $ 813 $ (47)
Total $ (162)
Amounts in thousands except contracts.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .66%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
3,145,315 $ 3,145
Principal Exchange-Traded Funds - 29 .82%
Principal International Equity ETF
(a)
1,135,722 38,569
Principal U.S. Mega-Cap ETF
(a)
1,078,000 69,328
Principal U.S. Small-Cap ETF
(a)
502,100 28,783
Principal Value ETF
(a)
95,000 4,892
$ 141,572
Principal Funds, Inc. Class R-6 - 22 .59%
Blue Chip Fund
(a),(c)
302,630 11,097
Diversified Real Asset Fund
(a)
628,220 8,462
Global Emerging Markets Fund
(a)
1,459,371 51,487
Global Macro Fund
(a)
370,922 3,947
International Equity Index Fund
(a)
1,142,158 16,070
International Small Company Fund
(a)
477,378 5,853
LargeCap Growth Fund I
(a)
408,354 5,819
Small-MidCap Dividend Income Fund
(a)
221,169 4,505
$ 107,240
Principal Funds, Inc. Institutional Class - 34 .22%
Global Listed Infrastructure Fund
(a)
358,317 4,597
Inflation Protection Fund
(a)
560,152 4,313
LargeCap S&P 500 Index Fund
(a)
832,137 25,763
LargeCap Value Fund III
(a)
1,525,422 26,420
Overseas Fund
(a)
3,301,312 38,692
Principal Capital Appreciation Fund
(a)
757,266 62,671
$ 162,456
Principal Variable Contracts Funds, Inc.  Class 1 - 12 .74%
Equity Income Account
(a)
1,766,838 57,210
Real Estate Securities Account
(a)
181,617 3,280
$ 60,490
TOTAL INVESTMENT COMPANIES $ 474,903
Total Investments $ 474,903
Other Assets and Liabilities -  (0.03)% (140)
TOTAL NET ASSETS - 100.00% $ 474,763
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 12,997 $ 376 $ 621 $ 11,097
Diversified Real Asset Fund 8,324 67 775 8,462
Equity Income Account 37,727 19,690 395 57,210
Global Emerging Markets Fund 33,842 17,791 318 51,487
Global Listed Infrastructure Fund 4,677 — 536 4,597
Global Macro Fund 3,717 — — 3,947
Inflation Protection Fund 4,873 34 617 4,313
International Equity Index Fund 37,290 54 22,744 16,070
International Small Company Fund 10,889 26 5,166 5,853
LargeCap Growth Fund I 21,238 123 14,325 5,819
LargeCap S&P 500 Index Fund 14,128 13,998 1,226 25,763
LargeCap Value Fund III 30,334 140 4,216 26,420
MidCap Account 2,543 9 2,455 —
Overseas Fund 42,601 125 4,305 38,692
Principal Capital Appreciation Fund 65,727 669 1,219 62,671
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 4,524 1,030 2,409 3,145
Principal International Equity ETF 37,433 — — 38,569
Principal U.S. Mega-Cap ETF 73,789 — 1 69,328
Principal U.S. Small-Cap ETF 27,139 1,850 — 28,783
Principal Value ETF 2,453 2,513 — 4,892
Real Estate Securities Account 4,290 18 1,206 3,280
Small-MidCap Dividend Income Fund 11,389 52 7,692 4,505
$ 491,924 $ 58,565 $ 70,226 $ 474,903
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (59) $ — $ (1,596)
Diversified Real Asset Fund 33 113 — 733
Equity Income Account — (21) — 209
Global Emerging Markets Fund — (15) — 187
Global Listed Infrastructure Fund — 55 — 401
Global Macro Fund — — — 230
Inflation Protection Fund — (11) — 34
International Equity Index Fund — 1,101 — 369
International Small Company Fund — 1,205 — (1,101)
LargeCap Growth Fund I — 19 — (1,236)
LargeCap S&P 500 Index Fund — 194 — (1,331)
LargeCap Value Fund III — 26 — 136
MidCap Account — 502 — (599)
Overseas Fund — 96 — 175
Principal Capital Appreciation Fund — (16) — (2,490)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 31 — — —
Principal International Equity ETF — — — 1,136
Principal U.S. Mega-Cap ETF — — — (4,460)
Principal U.S. Small-Cap ETF — — — (206)
Principal Value ETF — — — (74)
Real Estate Securities Account — 23 — 155
Small-MidCap Dividend Income Fund 17 850 — (94)
$ 81 $ 4,062 $ — $ (9,422)
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .13 % Shares Held Value (000's)
Money Market Funds - 3 .13%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
924,660 $ 925
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
3,162,378 3,162
$ 4,087
TOTAL INVESTMENT COMPANIES $ 4,087
BONDS - 85 .35%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .56%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 408
General Electric Co
4.30%, 07/29/2030 100 100
Lockheed Martin Corp
4.50%, 02/15/2029 650 656
Northrop Grumman Corp
4.60%, 02/01/2029 500 503
RTX Corp
5.75%, 11/08/2026 375 378
$ 2,045
Agriculture - 0 .57%
Bunge Ltd Finance Corp
4.10%, 01/07/2028 250 249
4.20%, 09/17/2029 500 495
$ 744
Airlines - 0 .61%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
398 398
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
400 396
$ 794
Automobile Asset Backed Securities - 3 .99%
AmeriCredit Automobile Receivables Trust 2025-1
4.22%, 03/19/2029
(d)
230 230
AmeriCredit Automobile Receivables Trust 2026-1
4.03%, 04/18/2029
(d)
500 500
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
96 96
Chase Auto Owner Trust 2025-1
4.40%, 07/25/2028
(d)
182 182
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
90 90
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
89 89
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
19 19
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029
(d)
56 56
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 43 43
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 152 152
GM Financial Consumer Automobile Receivables
Trust 2025-3
4.32%, 06/16/2028 151 152
GM Financial Consumer Automobile Receivables
Trust 2025-4
3.88%, 12/18/2028 500 500
LAD Auto Receivables Trust 2025-3
4.06%, 03/15/2029
(d)
300 300
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 54 54
Nissan Auto Receivables 2025-B Owner Trust
4.00%, 07/17/2028 500 500
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
23 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
$ 400 $ 406
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 29 29
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
24 24
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
118 118
Westlake Automobile Receivables Trust 2025-2
4.66%, 09/15/2028
(d)
83 83
Westlake Automobile Receivables Trust 2025-3
4.31%, 04/17/2028
(d)
241 241
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
70 70
World Omni Auto Receivables Trust 2025-C
4.19%, 10/16/2028 175 175
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 500 499
World Omni Auto Receivables Trust 2026-A
3.71%, 04/16/2029 400 398
World Omni Select Auto Trust 2025-A
4.14%, 05/15/2030 188 188
$ 5,217
Banks - 16 .83%
Bank of America Corp
4.98%, 01/24/2029
(e)
350 353
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
350 357
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
500 513
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
4.34%, 03/19/2030
(e),(f)
500 498
Secured Overnight Financing Rate + 0.89%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(e)
300 300
Secured Overnight Financing Rate + 0.68%
Bank of New York Mellon/The
4.73%, 04/20/2029
(e)
250 252
Secured Overnight Financing Rate + 1.14%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 303
4.25%, 02/02/2030
(e)
350 347
Secured Overnight Financing Rate + 0.73%
4.40%, 09/08/2028
(e)
400 400
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
500 492
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
4.22%, 05/24/2030
(e)
400 394
Secured Overnight Financing Rate + 0.93%
BNP Paribas SA
4.79%, 05/09/2029
(d),(e)
300 301
Secured Overnight Financing Rate + 1.45%
5.09%, 05/09/2031
(d),(e)
400 403
Secured Overnight Financing Rate + 1.68%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 303
5.99%, 10/03/2028 160 166
Citibank NA
4.88%, 11/19/2027
(e)
250 251
Secured Overnight Financing Rate + 0.71%

Schedule of Investments
Short-Term Income Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
4.54%, 09/19/2030
(e)
$ 400 $ 399
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
400 406
Secured Overnight Financing Rate + 1.36%
Danske Bank A/S
5.00%, 03/27/2032
(d),(e)
500 501
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.98%
Deutsche Bank AG/New York NY
4.47%, 12/10/2031
(e)
150 148
Secured Overnight Financing Rate + 1.10%
5.41%, 05/10/2029 200 205
6.82%, 11/20/2029
(e)
400 420
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
100 100
Secured Overnight Financing Rate + 1.49%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
500 492
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 500
Secured Overnight Financing Rate + 1.73%
4.52%, 01/21/2032
(e)
200 197
Secured Overnight Financing Rate + 0.96%
5.21%, 01/28/2031
(e)
500 508
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
250 254
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
400 413
Secured Overnight Financing Rate + 1.27%
Huntington Bancshares Inc/OH
4.62%, 01/28/2032
(e)
400 394
Secured Overnight Financing Rate + 0.99%
JPMorgan Chase & Co
4.45%, 12/05/2029
(e)
350 350
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
200 200
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
250 252
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
300 304
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 309
Secured Overnight Financing Rate + 1.16%
Keybank National Association
5.85%, 11/15/2027 600 613
Lloyds Banking Group PLC
4.24%, 02/10/2030
(e)
250 247
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.60%
Mizuho Financial Group Inc
4.71%, 07/08/2031
(e)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
1.59%, 05/04/2027
(e)
550 548
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 295
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
300 300
Secured Overnight Financing Rate + 1.10%
5.17%, 01/16/2030
(e)
450 456
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
300 305
Secured Overnight Financing Rate + 1.11%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.65%, 04/13/2028
(e)
$ 125 $ 127
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 309
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
400 404
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.93%, 11/15/2028 400 403
Secured Overnight Financing Rate + 1.30%
4.96%, 08/15/2030
(e)
400 404
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
PNC Bank NA
4.54%, 05/13/2027
(e)
250 250
Secured Overnight Financing Rate + 0.63%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(e)
250 252
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
250 255
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
4.70%, 08/06/2031
(e)
200 200
Secured Overnight Financing Rate + 1.06%
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
500 507
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(e)
200 204
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d),(f)
400 409
Texas Capital Bancshares Inc
5.30%, 02/27/2032
(e)
500 493
Secured Overnight Financing Rate + 1.94%
Truist Financial Corp
4.60%, 01/27/2032
(e)
150 148
Secured Overnight Financing Rate + 0.97%
7.16%, 10/30/2029
(e)
300 319
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
750 741
3 Month USD LIBOR + 1.41%
US Bancorp
4.48%, 01/26/2032
(e)
350 346
Secured Overnight Financing Rate + 0.87%
5.10%, 07/23/2030
(e)
150 153
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
175 179
Secured Overnight Financing Rate + 1.56%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 251
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
5.15%, 04/23/2031
(e)
200 203
Secured Overnight Financing Rate + 1.50%
5.24%, 01/24/2031
(e)
175 178
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
300 304
Secured Overnight Financing Rate + 1.07%
$ 21,988
Biotechnology - 0 .47%
Amgen Inc
5.15%, 03/02/2028 400 406
Gilead Sciences Inc
4.80%, 11/15/2029 200 204
$ 610

Schedule of Investments
Short-Term Income Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0 .23%
Vulcan Materials Co
4.95%, 12/01/2029 $ 300 $ 305
Chemicals - 0 .20%
Westlake Corp
3.60%, 08/15/2026 268 267
Commercial Mortgage Backed Securities - 9 .39%
1301 Trust 2025-AOA
5.06%, 08/11/2042
(d),(g)
100 100
ALA Trust 2025-OANA
5.42%, 06/15/2040
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
421 418
ARES Trust 2025-IND3
5.17%, 04/15/2042
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.17%, 11/15/2041
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(d),(g)
100 99
BFLD Commercial Mortgage Trust 2025-660F
5.17%, 11/15/2042
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BX 2024-PALM
5.21%, 06/15/2037
(d)
260 259
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
4.64%, 11/15/2038
(d)
299 299
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2024-AIRC
5.36%, 08/15/2041
(d)
434 434
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
4.97%, 12/15/2039
(d)
157 157
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Commercial Mortgage Trust 2026-VLT9
5.37%, 03/15/2045
(d)
500 498
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2021-BXMF
4.42%, 10/15/2026
(d)
269 268
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.29%, 10/15/2036
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
4.82%, 02/15/2035
(d)
350 348
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.07%, 06/15/2035
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2025-VOLT
5.37%, 12/15/2044
(d)
$ 400 $ 399
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2026-OPTM
4.95%, 03/15/2039
(d)
500 497
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
CHI Commercial Mortgage Trust 2025-110W
5.10%, 12/13/2040
(d),(g)
300 298
CRSNT Trust 2026-MOON
5.07%, 02/15/2031
(d)
400 398
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
DBC 2025-DBC Mortgage Trust
5.02%, 11/15/2042
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
ELP Commercial Mortgage Trust 2025-ELP
4.30%, 11/13/2042
(d),(g)
100 99
GSAT Trust 2025-BMF
5.17%, 07/15/2040
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
GSJP Trust 2025-BEDS
5.17%, 12/15/2042
(d)
250 248
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
KRE Commercial Mortgage Trust 2025-AIP4
4.97%, 03/15/2042
(d)
374 372
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
LBA Trust 2024-7IND
5.12%, 10/15/2041
(d)
213 213
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LEX Trust 2026-450
5.02%, 03/15/2043
(d)
150 149
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
Life 2022-BMR Mortgage Trust
4.97%, 05/15/2039
(d)
800 772
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.26%, 05/15/2041
(d)
500 496
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHP 2021-STOR
4.49%, 07/15/2038
(d)
650 650
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
NYC Commercial Mortgage Trust 2025-28L
4.82%, 11/05/2038
(d),(g)
250 249
NYC Commercial Mortgage Trust 2026-1PARK
4.93%, 02/15/2043
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
PENN Commercial Mortgage Trust 2025-P11
5.34%, 08/10/2042
(d),(g)
200 203
PRM5 Trust 2025-PRM5
4.17%, 03/10/2033
(d),(g)
200 199
SLG Office Trust 2026-OMA
0.00%, 04/15/2041
(d),(g),(h),(i)
500 500
SPGN Trust 2026-TFLM
4.97%, 02/15/2041
(d)
500 497
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%

Schedule of Investments
Short-Term Income Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
TEXAS Commercial Mortgage Trust 2025-TWR
4.97%, 04/15/2042
(d)
$ 200 $ 199
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
5.54%, 03/15/2040
(d),(g)
500 501
$ 12,268
Computers - 1 .19%
Apple Inc
4.00%, 05/12/2028 300 300
Dell International LLC / EMC Corp
4.75%, 04/01/2028 100 101
5.00%, 04/01/2030 150 152
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 600 599
4.55%, 10/15/2029 400 398
$ 1,550
Diversified Financial Services - 0 .63%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.38%, 11/15/2030 200 196
6.45%, 04/15/2027 350 357
Citadel Finance LLC
5.15%, 02/14/2031
(d)
280 273
$ 826
Electric - 6 .25%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
500 519
Black Hills Corp
4.55%, 01/31/2031 200 198
Consumers Energy Co
4.90%, 02/15/2029 375 381
Dominion Energy Inc
4.60%, 05/15/2028 350 351
DTE Energy Co
3.40%, 06/15/2029 200 194
5.10%, 03/01/2029 250 254
Evergy Inc
4.25%, 03/15/2029 150 149
Evergy Kansas Central Inc
4.70%, 03/13/2028 100 100
Exelon Corp
5.15%, 03/15/2029 320 326
Fortis Inc/Canada
3.06%, 10/04/2026 656 651
ITC Holdings Corp
4.88%, 04/15/2031
(d),(h)
200 200
NextEra Energy Capital Holdings Inc
4.69%, 09/01/2027 250 251
4.90%, 02/28/2028 167 168
4.90%, 03/15/2029 300 304
NRG Energy Inc
4.73%, 10/15/2030
(d)
150 149
OGE Energy Corp
5.45%, 05/15/2029 400 410
PacifiCorp
4.25%, 03/15/2029 150 148
5.10%, 02/15/2029 450 456
Public Service Enterprise Group Inc
4.90%, 03/15/2030 100 101
5.20%, 04/01/2029 300 306
5.88%, 10/15/2028 350 361
Southern Co/The
5.50%, 03/15/2029 500 515
Southern Power Co
4.25%, 10/01/2030 100 99
Tampa Electric Co
4.90%, 03/01/2029 110 111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
$ 800 $ 793
WEC Energy Group Inc
4.75%, 01/15/2028 300 302
Wisconsin Public Service Corp
4.55%, 12/01/2029 125 126
Xcel Energy Inc
1.75%, 03/15/2027 250 244
$ 8,167
Electronics - 0 .19%
Tyco Electronics Group SA
4.50%, 02/09/2031 250 249
Environmental Control - 0 .23%
Republic Services Inc
4.75%, 07/15/2030 300 304
Food - 0 .39%
Mars Inc
4.60%, 03/01/2028
(d)
200 201
4.80%, 03/01/2030
(d)
300 303
$ 504
Gas - 0 .12%
NiSource Inc
5.25%, 03/30/2028 150 152
Healthcare - Products - 1 .29%
Abbott Laboratories
3.70%, 03/09/2029 500 494
4.00%, 03/15/2031 600 591
Augusta SpinCo Corp
4.40%, 03/23/2029 200 199
4.66%, 03/23/2031 200 199
Solventum Corp
5.40%, 03/01/2029 194 199
$ 1,682
Healthcare - Services - 0 .73%
HCA Inc
4.30%, 11/15/2030 100 98
5.25%, 06/15/2026 700 701
5.88%, 02/01/2029 150 154
$ 953
Home Equity Asset Backed Securities - 2 .26%
JP Morgan Mortgage Trust 2023-HE1
5.42%, 11/25/2053
(d)
45 45
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
5.37%, 03/20/2054
(d)
231 232
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.27%, 05/20/2054
(d)
148 148
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust 2025-HE3
5.02%, 03/20/2056
(d)
351 351
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.35%
JP Morgan Mortgage Trust 2026-CES1
4.91%, 06/25/2056
(d),(g)
485 481
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
302 304
JP Morgan Mortgage Trust Series 2024-HE3
4.87%, 02/25/2055
(d)
281 281
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(g)
201 202

Schedule of Investments
Short-Term Income Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities (continued)
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(g)
$ 204 $ 205
JP Morgan Mortgage Trust Series 2025-CES7
5.06%, 04/25/2056
(d),(g)
285 284
JP Morgan Mortgage Trust Series 2025-HE1
4.82%, 07/20/2055
(d)
425 425
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
$ 2,958
Insurance - 2 .13%
Aon North America Inc
5.15%, 03/01/2029 700 715
Arthur J Gallagher & Co
4.85%, 12/15/2029 150 151
Brown & Brown Inc
4.90%, 06/23/2030 100 100
Guardian Life Global Funding
4.40%, 12/11/2030
(d)
250 248
Markel Group Inc
3.50%, 11/01/2027 209 206
New York Life Global Funding
4.60%, 12/05/2029
(d)
200 201
4.60%, 06/03/2030
(d)
350 351
Northwestern Mutual Global Funding
4.96%, 01/13/2030
(d)
300 304
5.07%, 03/25/2027
(d)
500 504
$ 2,780
Internet - 1 .45%
Alphabet Inc
3.70%, 02/15/2029 300 298
3.88%, 11/15/2028 100 100
4.10%, 11/15/2030 250 248
Amazon.com Inc
4.25%, 03/13/2031 500 496
eBay Inc
1.40%, 05/10/2026 500 498
4.25%, 03/06/2029 250 249
$ 1,889
Machinery - Diversified - 0 .23%
Ingersoll Rand Inc
5.20%, 06/15/2027 200 202
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 100 101
$ 303
Media - 0 .40%
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.10%, 06/01/2029 500 518
Mining - 0 .30%
Anglo American Capital PLC
4.63%, 03/19/2031
(d)
300 297
Glencore Funding LLC
5.19%, 04/01/2030
(d)
100 101
$ 398
Miscellaneous Manufacturers - 0 .30%
Eaton Corp
3.95%, 03/06/2029 400 396
Mortgage Backed Securities - 3 .69%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(g)
171 171
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
201 202
CHL Mortgage Pass-Through Trust 2003-46
5.76%, 01/19/2034
(g)
6 6
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
88 79
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2004-A3
6.45%, 07/25/2034
(g)
$ 2 $ 2
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 9
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
216 199
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
99 99
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
570 572
JP Morgan Mortgage Trust Series 2026-ACES1
4.89%, 04/25/2066
(d),(g)
343 341
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
110 100
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(g)
132 132
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
317 285
PHH Mortgage Trust Series 2008-CIM1
6.03%, 06/25/2038 26 24
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
581 526
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
111 103
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
309 278
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
432 389
Sequoia Mortgage Trust 2024-1
5.57%, 01/25/2054
(d),(g)
78 77
Sequoia Mortgage Trust 2024-2
5.98%, 03/25/2054
(d),(g)
43 43
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
412 413
Sequoia Mortgage Trust 2026-HYB1
4.67%, 04/25/2056
(d),(g)
500 494
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
1 1
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
189 165
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
66 61
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
50 46
$ 4,817
Oil & Gas - 1 .01%
Canadian Natural Resources Ltd
5.00%, 12/15/2029 165 168
Diamondback Energy Inc
5.15%, 01/30/2030 350 357
5.20%, 04/18/2027 400 403
EOG Resources Inc
4.40%, 07/15/2028 150 150
Shell Finance US Inc
4.13%, 11/06/2030 250 248
$ 1,326

Schedule of Investments
Short-Term Income Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0 .31%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
$ 200 $ 201
5.00%, 11/15/2029
(d)
200 203
$ 404
Other Asset Backed Securities - 10 .18%
1988 CLO 2 Ltd
4.87%, 04/15/2038
(d)
300 298
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
1988 CLO 3 Ltd
4.92%, 10/15/2038
(d)
500 499
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.25%
37 Capital CLO II
4.96%, 07/15/2034
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.20%, 07/20/2037
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AB BSL CLO 4 Ltd
4.97%, 04/20/2038
(d)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Bardot CLO Ltd
4.65%, 10/22/2032
(d)
337 337
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
104 105
CCG Receivables Trust 2025-2
4.12%, 10/14/2026
(d)
57 57
4.14%, 08/15/2034
(d)
250 250
Cerberus Loan Funding XXIV LP
5.02%, 07/15/2030
(d)
223 223
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
832 669
1.69%, 07/15/2060
(d)
441 370
Dell Equipment Finance Trust 2025-2
4.10%, 02/22/2028
(d)
250 250
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
165 166
DLLAD 2024-1 LLC
5.50%, 08/20/2027
(d)
66 67
DLLAD 2025-1 LLC
4.46%, 11/20/2028
(d)
200 201
Empower CLO 2025-1 Ltd
4.98%, 07/20/2038
(d)
400 400
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Kubota Credit Owner Trust 2026-1
3.84%, 01/16/2029
(d)
750 747
Lake Shore MM CLO II Ltd
5.07%, 10/17/2031
(d)
164 164
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XL-R Ltd
5.12%, 10/16/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Magnetite XLVII Ltd
5.00%, 01/25/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Maranon Loan Funding 2021-3 Ltd
5.42%, 10/15/2036
(d)
$ 300 $ 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
15 15
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
212 218
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
312 310
Navesink CLO 2 Ltd
4.86%, 01/15/2036
(d)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.19%
New Mountain CLO 6 Ltd
5.07%, 10/15/2037
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
4.87%, 03/31/2038
(d)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.18%, 07/20/2037
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.22%, 04/20/2037
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
PFS Financing Corp
4.18%, 03/17/2031
(d)
250 248
4.85%, 02/15/2030
(d)
450 454
4.95%, 02/15/2029
(d)
650 654
5.52%, 10/15/2028
(d)
200 201
Signal Peak CLO 11 Ltd
5.12%, 07/18/2037
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
T-Mobile US Trust 2025-2
4.34%, 04/22/2030
(d)
200 200
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
750 749
Verizon Master Trust
4.17%, 08/20/2030 250 250
4.35%, 08/20/2032
(d)
250 251
4.62%, 11/20/2030 300 302
5.16%, 06/20/2029 600 601
Verizon Master Trust Series 2026-1
3.94%, 02/20/2031 400 398
$ 13,301
Packaging & Containers - 0 .66%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
450 450
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 400 407
$ 857
Pharmaceuticals - 2 .72%
AbbVie Inc
4.13%, 03/15/2031 400 394
4.80%, 03/15/2029 500 508
Astrazeneca Finance LLC
4.00%, 03/02/2031 500 491
4.85%, 02/26/2029 400 407
Eli Lilly & Co
4.50%, 02/09/2029 500 505
4.55%, 02/12/2028 250 252
4.75%, 02/12/2030 100 102

Schedule of Investments
Short-Term Income Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Novartis Capital Corp
3.90%, 11/05/2028 $ 250 $ 249
4.10%, 11/05/2030 250 247
Pfizer Inc
3.88%, 11/15/2027 200 199
4.20%, 11/15/2030 200 199
$ 3,553
Pipelines - 3 .05%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 542
6.06%, 08/15/2026
(d)
150 151
Enbridge Inc
5.30%, 04/05/2029 150 153
5.90%, 11/15/2026 525 529
Energy Transfer LP
4.40%, 03/15/2027 250 250
5.55%, 02/15/2028 300 306
Kinder Morgan Inc
5.00%, 02/01/2029 500 507
5.10%, 08/01/2029 200 204
ONEOK Inc
4.25%, 09/24/2027 500 499
4.40%, 10/15/2029 300 298
5.55%, 11/01/2026 300 302
Williams Cos Inc/The
4.63%, 06/30/2030 250 250
$ 3,991
REITs - 2 .74%
American Homes 4 Rent LP
4.95%, 06/15/2030 192 193
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 267
5.49%, 03/15/2053
(d)
500 505
Omega Healthcare Investors Inc
5.20%, 07/01/2030 200 201
Public Storage Operating Co
4.33%, 04/16/2027 450 451
Secured Overnight Financing Rate + 0.70%
4.38%, 07/01/2030 250 250
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 492
2.33%, 07/15/2052
(d)
653 629
Store Capital LLC
4.95%, 02/11/2031
(d)
300 297
Welltower OP LLC
4.50%, 07/01/2030 300 300
$ 3,585
Semiconductors - 1 .28%
Advanced Micro Devices Inc
4.21%, 09/24/2026 200 200
4.32%, 03/24/2028 200 201
Broadcom Inc
4.60%, 07/15/2030 200 201
5.05%, 07/12/2029 350 357
Marvell Technology Inc
4.75%, 07/15/2030 200 201
Texas Instruments Inc
4.60%, 02/08/2029 500 507
$ 1,667
Software - 2 .02%
Fidelity National Information Services Inc
4.55%, 03/10/2029 350 348
4.80%, 03/10/2031 250 248
Oracle Corp
4.20%, 09/27/2029 400 388
4.80%, 08/03/2028 350 350
4.95%, 02/04/2031 300 294
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Roper Technologies Inc
4.50%, 10/15/2029 $ 300 $ 298
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 505
5.40%, 06/12/2029 200 204
$ 2,635
Student Loan Asset Backed Securities - 4 .03%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
39 37
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
40 39
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
84 77
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
164 147
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
166 143
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
203 177
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
87 81
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
402 405
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
81 82
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
2 2
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
31 31
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
58 55
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
60 57
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
70 65
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
39 37
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
53 49
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
421 384
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
74 68
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
203 182
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
226 201
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
134 122
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
152 153
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
237 240
Navient Refinance Loan Trust 2025-B
4.72%, 09/15/2055
(d)
259 258
Navient Refinance Loan Trust 2026-A
4.50%, 01/18/2056
(d)
325 321
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
264 252
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
86 81
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
167 159
SLM Private Credit Student Loan Trust 2004-A
4.34%, 06/15/2033 7 7
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%

Schedule of Investments
Short-Term Income Account
March 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2006-A
4.23%, 06/15/2039 $ 218 $ 213
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.14%, 12/15/2039 84 82
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
194 177
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
167 158
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
301 285
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
216 206
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
236 234
$ 5,267
Telecommunications - 1 .42%
AT&T Inc
4.70%, 08/15/2030 300 302
Cisco Systems Inc
4.75%, 02/24/2030 350 357
4.85%, 02/26/2029 500 509
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
290 288
NTT Finance Corp
4.62%, 07/16/2028
(d)
200 201
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(d)
200 201
$ 1,858
Transportation - 0 .30%
Ryder System Inc
1.75%, 09/01/2026 400 395
TOTAL BONDS $ 111,523
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 12 .34%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.17%, 09/01/2035 $ 2 $ 2
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .01%
5.86%, 02/01/2037 4 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
6.00%, 01/01/2035 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.01%, 04/01/2033 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
6.02%, 12/01/2032 1 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.14%, 07/01/2034 2 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.56%
6.37%, 08/01/2034 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
$ 14
U.S. Treasury - 12 .33%
3.25%, 06/30/2029 2,900 2,847
3.88%, 07/31/2027 6,150 6,153
4.00%, 01/15/2027 5,600 5,611
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.50%, 07/15/2026 $ 1,500 $ 1,503
$ 16,114
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 16,130
Total Investments $ 131,740
Other Assets and Liabilities -  (0.82)% (1,071)
TOTAL NET ASSETS - 100.00% $ 130,669
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $925 or
0.71% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,896 or 40.48% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $898 or 0.69% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security

Schedule of Investments
Short-Term Income Account
March 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 4,721 $ 17,907 $ 19,466 $ 3,162
$ 4,721 $ 17,907 $ 19,466 $ 3,162
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 37 $ — $ — $ —
$ 37 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Treasury Note; June 2026 Long 13 $ 2,697 $ —
US 5 Year Treasury  Note; June 2026 Short 15 1,623 4
Total $ 4
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .03 % Shares Held Value (000's)
Money Market Funds - 4 .03%
BlackRock Liquidity FedFund - Institutional Class
3.54%
(a),(b)
411,658 $ 411
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
6,436,734 6,437
$ 6,848
TOTAL INVESTMENT COMPANIES $ 6,848
COMMON STOCKS - 98 .63 % Shares Held Value (000's)
Aerospace & Defense - 2 .06%
AAR Corp
(d)
16,600 $ 1,817
Kratos Defense & Security Solutions Inc
(d)
23,700 1,671
$ 3,488
Agriculture - 1 .69%
Darling Ingredients Inc
(d)
30,400 1,880
Vital Farms Inc
(d),(e)
69,500 982
$ 2,862
Automobile Parts & Equipment - 0 .52%
Visteon Corp 9,700 884
Banks - 9 .21%
Ameris Bancorp 24,800 1,934
First Horizon Corp 104,000 2,367
FNB Corp/PA 115,758 1,935
Independent Bank Corp/MI 11,600 386
Old National Bancorp/IN 59,000 1,304
Popular Inc 14,300 1,919
Renasant Corp 28,800 1,041
UMB Financial Corp 22,500 2,538
Wintrust Financial Corp 15,900 2,209
$ 15,633
Biotechnology - 9 .97%
Alumis Inc
(d)
37,900 835
Axsome Therapeutics Inc
(d)
12,500 2,113
Bicycle Therapeutics PLC ADR
(d)
45,500 211
Bridgebio Pharma Inc
(d)
40,200 2,985
Cytokinetics Inc
(d)
31,200 2,056
Denali Therapeutics Inc
(d)
52,600 1,010
Immunocore Holdings PLC ADR
(d)
20,500 618
Immunome Inc
(d)
49,500 1,083
Insmed Inc
(d)
25,100 4,104
Structure Therapeutics Inc ADR
(d)
26,600 1,282
Viking Therapeutics Inc
(d)
19,300 628
$ 16,925
Building Materials - 3 .80%
Louisiana-Pacific Corp 11,000 800
Modine Manufacturing Co
(d)
16,800 3,641
SPX Technologies Inc
(d)
10,080 2,015
$ 6,456
Chemicals - 1 .38%
Ingevity Corp
(d)
17,500 1,247
Perimeter Solutions Inc
(d)
44,800 1,094
$ 2,341
Commercial Services - 2 .96%
BOYD GROUP INC 5,500 703
Huron Consulting Group Inc
(d)
15,600 1,989
Stride Inc
(d)
26,500 2,337
$ 5,029
Computers - 1 .75%
Netskope Inc
(d)
91,100 773
Parsons Corp
(d)
20,500 1,111
Varonis Systems Inc
(d)
50,600 1,086
$ 2,970
Distribution & Wholesale - 1 .32%
WESCO International Inc 8,200 2,244
Diversified Financial Services - 4 .26%
Hamilton Lane Inc 14,200 1,411
Jefferson Capital Inc 56,500 1,087
Lazard Inc 44,100 1,873
OneMain Holdings Inc 18,200 974
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Stifel Financial Corp 25,450 $ 1,881
$ 7,226
Electric - 0 .94%
Algonquin Power & Utilities Corp
(e)
261,000 1,603
Electrical Components & Equipment - 1 .56%
EnerSys 15,209 2,642
Electronics - 3 .79%
Advanced Energy Industries Inc 14,200 4,583
TD SYNNEX Corp 10,932 1,844
$ 6,427
Engineering & Construction - 4 .86%
Cardinal Infrastructure Group Inc
(d)
9,990 396
Dycom Industries Inc
(d)
6,500 2,202
MYR Group Inc
(d)
7,200 2,033
Sterling Infrastructure Inc
(d)
3,900 1,589
Tutor Perini Corp 26,300 2,030
$ 8,250
Entertainment - 0 .98%
TKO Group Holdings Inc 8,200 1,654
Environmental Control - 0 .61%
Montrose Environmental Group Inc
(d)
47,500 1,040
Food - 0 .72%
Performance Food Group Co
(d)
14,200 1,216
Gas - 1 .71%
Southwest Gas Holdings Inc 33,400 2,902
Healthcare - Products - 2 .58%
Adaptive Biotechnologies Corp
(d)
47,700 662
Castle Biosciences Inc
(d)
63,600 1,561
Natera Inc
(d)
10,800 2,160
$ 4,383
Healthcare - Services - 3 .03%
Addus HomeCare Corp
(d)
11,900 1,115
LifeStance Health Group Inc
(d)
101,300 645
Lumexa Imaging Holdings Inc
(d)
24,262 209
Privia Health Group Inc
(d)
75,500 1,553
RadNet Inc
(d)
29,100 1,626
$ 5,148
Home Builders - 1 .87%
LCI Industries 8,000 984
Taylor Morrison Home Corp
(d)
37,700 2,195
$ 3,179
Insurance - 2 .72%
CNO Financial Group Inc 38,471 1,580
Essent Group Ltd 20,200 1,180
Lincoln National Corp 52,500 1,864
$ 4,624
Internet - 0 .63%
Lyft Inc
(d)
80,700 1,073
Investment Companies - 0 .57%
Riot Platforms Inc
(d)
78,800 974
Iron & Steel - 0 .82%
Commercial Metals Co 22,600 1,388
Leisure Products & Services - 2 .55%
Callaway Golf Co
(d)
112,500 1,562
Life Time Group Holdings Inc
(d)
67,500 1,818
Lindblad Expeditions Holdings Inc
(d)
54,500 943
$ 4,323
Machinery - Construction & Mining - 0 .86%
Forgent Power Solutions Inc
(d),(e)
49,700 1,455
Machinery - Diversified - 1 .18%
Mueller Water Products Inc - Class A 73,000 2,007
Mining - 1 .03%
MP Materials Corp
(d)
15,100 729
Novagold Resources Inc
(d)
114,200 1,025
$ 1,754

Schedule of Investments
SmallCap Account
March 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .90%
Entegris Inc 9,600 $ 1,125
Fabrinet
(d)
4,040 2,107
$ 3,232
Oil & Gas - 3 .84%
Chord Energy Corp 9,100 1,294
Gulfport Energy Corp
(d)
11,600 2,454
Patterson-UTI Energy Inc 254,839 2,760
$ 6,508
Oil & Gas Services - 2 .21%
Helix Energy Solutions Group Inc
(d)
142,900 1,413
Solaris Energy Infrastructure Inc 41,500 2,345
$ 3,758
Pharmaceuticals - 2 .26%
Abivax SA ADR
(d)
8,700 969
AdaptHealth Corp
(d)
78,000 928
BellRing Brands Inc
(d)
34,900 562
Collegium Pharmaceutical Inc
(d)
41,400 1,369
$ 3,828
Pipelines - 0 .76%
Kinetik Holdings Inc
(e)
26,700 1,293
Real Estate - 0 .75%
Newmark Group Inc 84,600 1,268
REITs - 4 .79%
American Healthcare REIT Inc 18,800 887
American Homes 4 Rent 42,900 1,198
Cousins Properties Inc 51,700 1,167
InvenTrust Properties Corp 46,100 1,404
Ladder Capital Corp 50,000 488
Rexford Industrial Realty Inc 41,800 1,368
Sabra Health Care REIT Inc 83,900 1,613
$ 8,125
Retail - 2 .12%
BJ's Wholesale Club Holdings Inc
(d)
9,900 974
Boot Barn Holdings Inc
(d)
12,000 1,756
Cava Group Inc
(d)
10,700 866
$ 3,596
Semiconductors - 2 .49%
Allegro MicroSystems Inc
(d)
50,700 1,598
SiTime Corp
(d)
7,600 2,625
$ 4,223
Software - 3 .59%
Agilysys Inc
(d)
12,900 918
DigitalOcean Holdings Inc
(d)
18,400 1,578
JFrog Ltd
(d)
38,800 1,821
ServiceTitan Inc
(d)
14,100 895
Sophia Genetics SA
(d)
52,300 259
Via Transportation Inc
(d),(e)
40,877 613
$ 6,084
Telecommunications - 1 .17%
Credo Technology Group Holding Ltd
(d)
21,175 1,988
Transportation - 0 .82%
ArcBest Corp 14,100 1,387
TOTAL COMMON STOCKS $ 167,390
Total Investments $ 174,238
Other Assets and Liabilities -  (2.66)% (4,517)
TOTAL NET ASSETS - 100.00% $ 169,721
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,451 or
2.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,354 or 2.57% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 2,739 $ 31,128 $ 27,430 $ 6,437
$ 2,739 $ 31,128 $ 27,430 $ 6,437
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 13 $ — $ — $ —
$ 13 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Account
March 31, 2026 (unaudited)
See accompanying notes.

(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer April Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 83 .02 % Shares Held Value (000's)
Exchange-Traded Funds - 82 .77%
iShares Core S&P 500 ETF
(a)
23,941 $ 15,638
State Street SPDR Portfolio S&P 500 ETF
(a)
53,137 4,067
State Street SPDR S&P 500 ETF Trust
(a)
4,810 3,128
Vanguard S&P 500 ETF
(a)
7,848 4,690
$ 27,523
Money Market Funds - 0 .25%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(b),(c)
83,859 84
TOTAL INVESTMENT COMPANIES $ 27,607
TOTAL PURCHASED OPTIONS - 17.86% $ 5,939
Total Investments $ 33,546
Other Assets and Liabilities -  (0.88)% (291)
TOTAL NET ASSETS - 100.00% $ 33,255
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$10,630 or 31.96% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 10 $ 942 $ 868 $ 84
$ 10 $ 942 $ 868 $ 84
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 58 $ 6 $ 6 .53 03/31/2027 $ 3,714 $ 3,727 $ 13
Put - S&P 500 Mini Index
(a)
N/A 487 49 $ 652 .85 03/31/2027 2,277 2,212 (65)
Total $ 5,991 $ 5,939 $ (52)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 151 $ 15 $ 718 .14 03/31/2027 $ (463) $ (447) $ 16
Put - S&P 500 Mini Index
(a)
N/A 487 49 $ 587 .57 03/31/2027 (1,360) (1,326) 34
Total $ (1,823) $ (1,773) $ 50
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer January Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 90 .34 % Shares Held Value (000's)
Exchange-Traded Funds - 90 .22%
iShares Core S&P 500 ETF
(a)
61,764 $ 40,345
State Street SPDR Portfolio S&P 500 ETF 137,094 10,493
State Street SPDR S&P 500 ETF Trust
(a)
12,397 8,062
Vanguard S&P 500 ETF
(a)
20,226 12,086
$ 70,986
Money Market Funds - 0 .12%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(b),(c)
92,086 92
TOTAL INVESTMENT COMPANIES $ 71,078
TOTAL PURCHASED OPTIONS - 16.87% $ 13,274
Total Investments $ 84,352
Other Assets and Liabilities -  (7.21)% (5,670)
TOTAL NET ASSETS - 100.00% $ 78,682
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$30,958 or 39.35% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,305 $ 47,634 $ 48,847 $ 92
$ 1,305 $ 47,634 $ 48,847 $ 92
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 107 $ 11 $ 6 .85 12/31/2026 $ 7,210 $ 6,881 $ (329)
Put - S&P 500 Mini Index
(a)
N/A 1,207 121 $ 684 .55 12/31/2026 4,536 6,393 1,857
Total $ 11,746 $ 13,274 $ 1,528
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 441 $ 44 $ 753 .01 12/31/2026 $ (934) $ (418) $ 516
Put - S&P 500 Mini Index
(a)
N/A 1,207 121 $ 616 .10 12/31/2026 (2,566) (3,601) (1,035)
Total $ (3,500) $ (4,019) $ (519)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer July Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 88 .65 % Shares Held Value (000's)
Exchange-Traded Funds - 88 .54%
iShares Core S&P 500 ETF
(a)
32,399 $ 21,163
State Street SPDR Portfolio S&P 500 ETF
(a)
71,990 5,510
State Street SPDR S&P 500 ETF Trust
(a)
6,478 4,213
Vanguard S&P 500 ETF
(a)
10,598 6,333
$ 37,219
Money Market Funds - 0 .11%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(b),(c)
46,504 47
TOTAL INVESTMENT COMPANIES $ 37,266
TOTAL PURCHASED OPTIONS - 13.11% $ 5,513
Total Investments $ 42,779
Other Assets and Liabilities -  (1.76)% (739)
TOTAL NET ASSETS - 100.00% $ 42,040
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$13,237 or 31.49% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 31 $ 411 $ 395 $ 47
$ 31 $ 411 $ 395 $ 47
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 70 $ 7 $ 6 .21 06/30/2026 $ 4,356 $ 4,517 $ 161
Put - S&P 500 Mini Index
(a)
N/A 644 64 $ 620 .50 06/30/2026 1,981 996 (985)
Total $ 6,337 $ 5,513 $ (824)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 189 $ 19 $ 682 .55 06/30/2026 $ (381) $ (244) $ 137
Put - S&P 500 Mini Index
(a)
N/A 644 64 $ 558 .45 06/30/2026 (1,107) (398) 709
Total $ (1,488) $ (642) $ 846
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer October Account
March 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 88 .61 % Shares Held Value (000's)
Exchange-Traded Funds - 88 .50%
iShares Core S&P 500 ETF
(a)
48,516 $ 31,691
State Street SPDR Portfolio S&P 500 ETF
(a)
107,848 8,255
State Street SPDR S&P 500 ETF Trust
(a)
9,726 6,325
Vanguard S&P 500 ETF
(a)
15,897 9,500
$ 55,771
Money Market Funds - 0 .11%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(b),(c)
71,369 71
TOTAL INVESTMENT COMPANIES $ 55,842
TOTAL PURCHASED OPTIONS - 14.91% $ 9,398
Total Investments $ 65,240
Other Assets and Liabilities -  (3.52)% (2,218)
TOTAL NET ASSETS - 100.00% $ 63,022
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$26,139 or 41.48% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 4 $ 6,393 $ 6,326 $ 71
$ 4 $ 6,393 $ 6,326 $ 71
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 87 $ 9 $ 6 .69 09/30/2026 $ 5,764 $ 5,602 $ (162)
Put - S&P 500 Mini Index
(a)
N/A 949 95 $ 668 .85 09/30/2026 3,324 3,796 472
Total $ 9,088 $ 9,398 $ 310
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 297 $ 30 $ 735 .74 09/30/2026 $ (643) $ (184) $ 459
Put - S&P 500 Mini Index
(a)
N/A 949 95 $ 601 .97 09/30/2026 (1,893) (1,904) (11)
Total $ (2,536) $ (2,088) $ 448
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
March 31, 2026 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

March 31, 2026 (unaudited)

Security Valuation.
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Adaptive
Allocation Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth Adaptive Allocation
Account, Diversified Growth Strategic Allocation Account, Diversified Income Account, Diversified International Account, Equity Income
Account, Global Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500
Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account,
Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income
Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Account, U.S. LargeCap S&P 500
Index Buffer April Account, U.S. LargeCap S&P 500 Index Buffer January Account, U.S. LargeCap S&P 500 Index Buffer July Account, and
U.S. LargeCap S&P 500 Index Buffer October Account known as "the Funds”, may invest in other series of Principal Variable Contracts Funds,
Inc. (the “Fund”) and Principal Funds, Inc. and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation. The Funds value securities, including exchange-traded fund, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global
Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invests in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset value, for example weekends and other customary national U.S. holidays, the Funds net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

March 31, 2026 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 20,522 $ — $ — $ 20,522
Investment Companies* 105 — — 105
Total investments in securities $ 20,627 $ — $ — $ 20,627
Bond Market Index Account
Bonds* — 473,148 — 473,148
Investment Companies* 25,161 — — 25,161
Municipal Bonds* — 9,292 — 9,292
U.S. Government & Government Agency Obligations* — 1,196,197 — 1,196,197
Total investments in securities $ 25,161 $ 1,678,637 $ — $ 1,703,798

March 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 145,734 $ — $ 145,734
Investment Companies* 34,834 — — 34,834
Senior Floating Rate Interests* — 5,172 — 5,172
U.S. Government & Government Agency Obligations* — 74,733 — 74,733
Total investments in securities $ 34,834 $ 225,639 $ — $ 260,473
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 20 — 20
Interest Rate Contracts
Futures** 131 — — 131
Derivative Liabilities
Interest Rate Contracts
Futures** (714) — — (714)
Diversified Balanced Account
Investment Companies* 464,711 — — 464,711
Total investments in securities $ 464,711 $ — $ — $ 464,711
Diversified Balanced Adaptive Allocation Account
Investment Companies* 201,850 — — 201,850
Total investments in securities $ 201,850 $ — $ — $ 201,850
Diversified Balanced Strategic Allocation Account
Investment Companies* 81,694 — — 81,694
Total investments in securities $ 81,694 $ — $ — $ 81,694
Diversified Growth Account
Investment Companies* 1,698,105 — — 1,698,105
Total investments in securities $ 1,698,105 $ — $ — $ 1,698,105
Diversified Growth Adaptive Allocation Account
Investment Companies* 1,380,399 — — 1,380,399
Total investments in securities $ 1,380,399 $ — $ — $ 1,380,399
Diversified Growth Strategic Allocation Account
Investment Companies* 183,618 — — 183,618
Total investments in securities $ 183,618 $ — $ — $ 183,618
Diversified Income Account
Investment Companies* 169,204 — — 169,204
Total investments in securities $ 169,204 $ — $ — $ 169,204
Diversified International Account
Common Stocks
Basic Materials 9,441 3,623 — 13,064
Communications 3,895 19,107 — 23,002
Consumer, Cyclical 1,448 31,056 — 32,504
Consumer, Non-cyclical 6,126 31,467 — 37,593
Energy 11,086 4,970 — 16,056
Financial 7,971 44,243 — 52,214
Industrial 1,971 33,175 — 35,146
Technology 2,250 37,762 — 40,012
Investment Companies* 4,473 — — 4,473
Preferred Stocks* 58 — — 58
Total investments in securities $ 48,719 $ 205,403 $ — $ 254,122
Equity Income Account
Common Stocks* 695,385 — — 695,385
Investment Companies* 11,238 — — 11,238
Total investments in securities $ 706,623 $ — $ — $ 706,623

March 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Account
Common Stocks
Basic Materials $ 1,835 $ 1,268 $ — $ 3,103
Communications 1,874 8,992 — 10,866
Consumer, Cyclical 1,125 6,593 — 7,718
Consumer, Non-cyclical 1,914 4,282 — 6,196
Energy 837 2,159 — 2,996
Financial 4,390 14,656 — 19,046
Industrial 836 6,194 — 7,030
Technology 861 22,175 — 23,036
Utilities 655 138 — 793
Investment Companies* 148 — — 148
Preferred Stocks
Consumer, Cyclical — 300 — 300
Energy 1,489 — — 1,489
Total investments in securities $ 15,964 $ 66,757 $ — $ 82,721
Government & High Quality Bond Account
Bonds* — 24,504 — 24,504
Investment Companies* 2,589 — — 2,589
U.S. Government & Government Agency Obligations* — 85,885 — 85,885
Total investments in securities $ 2,589 $ 110,389 $ — $ 112,978
Derivative Assets
Interest Rate Contracts
Futures** 89 — — 89
Derivative Liabilities
Interest Rate Contracts
Futures** (74) — — (74)
LargeCap Growth Account I
Common Stocks
Basic Materials 375 — — 375
Communications 123,382 — — 123,382
Consumer, Cyclical 22,026 — — 22,026
Consumer, Non-cyclical 68,659 — — 68,659
Energy 506 — — 506
Financial 33,982 — — 33,982
Industrial 37,237 — — 37,237
Technology 228,136 — 362 228,498
Utilities 315 — — 315
Convertible Preferred Stocks
Basic Materials — — 53 53
Consumer, Cyclical — — 420 420
Technology — — 338 338
Investment Companies* 12,139 — — 12,139
Total investments in securities $ 526,757 $ — $ 1,173 $ 527,930
Derivative Liabilities
Equity Contracts
Futures** (5) — — (5)
LargeCap S&P 500 Index Account
Common Stocks* 2,310,669 — — 2,310,669
Investment Companies* 22,200 — — 22,200
Total investments in securities $ 2,332,869 $ — $ — $ 2,332,869
Derivative Liabilities
Equity Contracts
Futures** (201) — — (201)
MidCap Account
Common Stocks
Basic Materials 7,062 — — 7,062
Consumer, Cyclical 127,417 — — 127,417
Consumer, Non-cyclical 24,459 — — 24,459
Financial 138,115 — — 138,115
Industrial 119,974 — — 119,974

March 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Account (continued)
Common Stocks (continued)
Technology $ 58,232 $ — $ — $ 58,232
Utilities 22,480 — — 22,480
Investment Companies* 7,359 — — 7,359
Total investments in securities $ 505,098 $ — $ — $ 505,098
Principal Capital Appreciation Account
Common Stocks* 228,994 — — 228,994
Investment Companies* 6,495 — — 6,495
Total investments in securities $ 235,489 $ — $ — $ 235,489
Principal LifeTime 2020 Account
Investment Companies* 130,887 — — 130,887
Total investments in securities $ 130,887 $ — $ — $ 130,887
Principal LifeTime 2030 Account
Investment Companies* 331,390 — — 331,390
Total investments in securities $ 331,390 $ — $ — $ 331,390
Principal LifeTime 2040 Account
Investment Companies* 237,466 — — 237,466
Total investments in securities $ 237,466 $ — $ — $ 237,466
Principal LifeTime 2050 Account
Investment Companies* 100,756 — — 100,756
Total investments in securities $ 100,756 $ — $ — $ 100,756
Principal LifeTime 2060 Account
Investment Companies* 43,195 — — 43,195
Total investments in securities $ 43,195 $ — $ — $ 43,195
Principal LifeTime Strategic Income Account
Investment Companies* 60,543 — — 60,543
Total investments in securities $ 60,543 $ — $ — $ 60,543
Real Estate Securities Account
Common Stocks* 258,643 — — 258,643
Investment Companies* 2,073 — — 2,073
Total investments in securities $ 260,716 $ — $ — $ 260,716
SAM Balanced Portfolio
Investment Companies* 537,056 — — 537,056
Total investments in securities $ 537,056 $ — $ — $ 537,056
Derivative Liabilities
Interest Rate Contracts
Futures** (188) — — (188)
SAM Conservative Balanced Portfolio
Investment Companies* 151,964 — — 151,964
Total investments in securities $ 151,964 $ — $ — $ 151,964
Derivative Liabilities
Interest Rate Contracts
Futures** (148) — — (148)
SAM Conservative Growth Portfolio
Investment Companies* 412,502 — — 412,502
Total investments in securities $ 412,502 $ — $ — $ 412,502

March 31, 2026 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no purchases, sales, or transfers into or out of Level 3.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Flexible Income Portfolio
Investment Companies* $ 111,744 $ — $ — $ 111,744
Total investments in securities $ 111,744 $ — $ — $ 111,744
Derivative Liabilities
Interest Rate Contracts
Futures** (162) — — (162)
SAM Strategic Growth Portfolio
Investment Companies* 474,903 — — 474,903
Total investments in securities $ 474,903 $ — $ — $ 474,903
Short-Term Income Account
Bonds* — 111,523 — 111,523
Investment Companies* 4,087 — — 4,087
U.S. Government & Government Agency Obligations* — 16,130 — 16,130
Total investments in securities $ 4,087 $ 127,653 $ — $ 131,740
Derivative Assets
Interest Rate Contracts
Futures** 4 — — 4
SmallCap Account
Common Stocks* 167,390 — — 167,390
Investment Companies* 6,848 — — 6,848
Total investments in securities $ 174,238 $ — $ — $ 174,238
U.S. LargeCap S&P 500 Index Buffer April Account
Investment Companies* 27,607 — — 27,607
Purchased Options — 5,939 — 5,939
Total investments in securities $ 27,607 $ 5,939 $ — $ 33,546
Derivative Liabilities
Equity Contracts
Written Options — (1,773) — (1,773)
U.S. LargeCap S&P 500 Index Buffer January Account
Investment Companies* 71,078 — — 71,078
Purchased Options — 13,274 — 13,274
Total investments in securities $ 71,078 $ 13,274 $ — $ 84,352
Derivative Liabilities
Equity Contracts
Written Options — (4,019) — (4,019)
U.S. LargeCap S&P 500 Index Buffer July Account
Investment Companies* 37,266 — — 37,266
Purchased Options — 5,513 — 5,513
Total investments in securities $ 37,266 $ 5,513 $ — $ 42,779
Derivative Liabilities
Equity Contracts
Written Options — (642) — (642)
U.S. LargeCap S&P 500 Index Buffer October Account
Investment Companies* 55,842 — — 55,842
Purchased Options — 9,398 — 9,398
Total investments in securities $ 55,842 $ 9,398 $ — $ 65,240
Derivative Liabilities
Equity Contracts
Written Options — (2,088) — (2,088)